UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-23295

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Long/Short Equity & Dynamic Income Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court
Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and
Global Chief Investment Officer
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2024

DATE OF REPORTING PERIOD: November 1, 2023 through April 30, 2024

ITEM 1(a). REPORT TO SHAREHOLDERS.

TIMELY INFORMATION INSIDE

Visit www.calamos.com/paperless to enroll. You can view shareholder communications, including fund prospectuses, annual reports and other shareholder materials online long before the printed publications arrive by traditional mail.

Family of Closed-End Funds

SEMIANNUAL REPORT APRIL 30, 2024

Domestic Funds

Calamos Convertible Opportunities and Income Fund (Ticker: CHI)

Calamos Convertible and High Income Fund (Ticker: CHY)

Calamos Strategic Total Return Fund (Ticker: CSQ)

Calamos Dynamic Convertible and Income Fund (Ticker: CCD)

Global Funds

Calamos Global Dynamic Income Fund (Ticker: CHW)

Calamos Global Total Return Fund (Ticker: CGO)

Calamos Long/Short Equity & Dynamic Income Trust (Ticker: CPZ)

Experience and Foresight

Calamos is a trusted and leading provider of closed-end funds that use a diversified blend of convertible securities, equities, fixed income, and alternative investments across innovative investment strategies to support competitive distributions throughout a market cycle.

Our Managed Distribution Policy

(for Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, and Calamos Long/Short Equity & Dynamic Income Fund)

Closed-end fund investors often seek a steady stream of income. Recognizing this important need, certain Calamos closed-end funds adhere to a managed distribution policy in which we aim to provide consistent monthly distributions through the disbursement of the following:

• Net investment income

• Net realized short-term capital gains

• Net realized long-term capital gains

• And, if necessary, return of capital

We set distributions at levels that we believe are sustainable for the long term. Each Fund's current monthly distribution per share as of April 30, 2024 is as follows:

• Calamos Convertible Opportunities and Income Fund: $0.0950

• Calamos Convertible and High Income Fund: $0.1000

• Calamos Strategic Total Return Fund: $0.1025

• Calamos Dynamic Convertible and Income Fund: $0.1950

• Calamos Long/Short Equity & Dynamic Income Fund: $0.1400

Our team focuses on delivering an attractive monthly distribution, while maintaining a long-term emphasis on risk management. The level of a Fund's distribution can be greatly influenced by market conditions, including the interest rate environment, the individual performance of securities held by the funds, our view of retaining leverage, fund tax considerations, and regulatory requirements.

You should not draw any conclusions about a Fund's investment performance from the amount of its distribution or from the terms of a Fund's plan. The Funds' Board of Trustees may amend or terminate the managed distribution policy at any time without prior notice to the Fund's shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of a Fund's managed distribution policy.

For more information about any of the Calamos closed-end funds, we encourage you to contact your financial advisor or Calamos Investments at 800.582.6959 (Monday through Friday from 8:00 a.m. to 6:00 p.m., Central Time). You can also visit us at www.calamos.com.

TABLE OF CONTENTS

Statements of Assets and Liabilities	1
Statements of Operations	3
Statements of Changes In Net Assets	5
Statements of Cash Flows	8
Financial Highlights	16
Schedules of Investments	29
Notes to Financial Statements	146
Report of Independent Registered Public Accounting Firm	159
About Closed-End Funds	160
Managed and Level Distribution Policies	161
Automatic Dividend Reinvestment Plan	162
Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions	163

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CONVERTIBLE AND HIGH INCOME FUND	STRATEGIC TOTAL RETURN FUND	DYNAMIC CONVERTIBLE AND INCOME FUND
ASSETS
Investments in securities, at cost	$1,185,400,692	$1,291,268,212	$2,671,923,425	$793,239,835
Investment in securities, at value*	$1,138,696,354	$1,239,062,992	$3,577,640,100	$771,729,396
Cash with custodian	39,299,842	35,529,316	152,843,581	27,966,272
Restricted cash for short positions	—	—	—	690
Receivables:
Investments sold	4,016,327	4,507,612	16,517,516	3,379,336
Accrued interest and dividends	7,402,695	8,017,391	11,018,771	3,322,026
Fund shares sold	—	—	2,059	—
Prepaid expenses	438,112	474,976	1,672,365	303,554
Other assets	202,110	174,425	246,919	—
Total assets	1,190,055,440	1,287,766,712	3,759,941,311	806,701,274
LIABILITIES
Options written, at value (premium $2,504,579)	—	—	1,666,590	—
Mandatory Redeemable Preferred Shares ($25 liquidation value per share applicable to shares authorized, issued, and outstanding, in 000's) (Note 8)
Series B (1,330, 1,460, 3,220, and 850 shares, respectively)(1)	33,231,630	36,479,792	80,455,548	21,238,245
Series C (1,340, 1,480, 3,240, and 860 shares, respectively)(2)	33,375,863	36,863,449	80,699,588	21,420,552
Series D (1,320, 1,400, 2,480, and 1,120 shares, respectively)(3)	32,858,243	34,850,566	61,732,157	27,876,290
Series E (1,330, 1,460, and 850 shares, respectively)(4)	33,046,576	36,278,072	—	21,116,156
Series F (4,000 shares)(5)	—	—	99,523,256	—
Payables:
Notes payable (Note 7)	314,400,000	340,400,000	860,500,000	210,000,000
Distributions payable to Mandatory Redeemable Preferred Shareholders	376,868	412,260	1,001,330	254,805
Investments purchased	7,100,732	8,736,609	15,342,602	2,562,477
Affiliates:
Investment Advisory fees	782,612	846,382	3,114,547	666,453
Deferred compensation to trustees	202,110	174,425	246,919	—
Trustees' fees and officer compensation	13,380	14,200	29,084	10,241
Other accounts payable and accrued liabilities	1,663,229	1,730,347	4,613,012	1,196,159
Total liabilities	457,051,243	496,786,102	1,208,924,633	306,341,378
NET ASSETS	$733,004,197	$790,980,610	$2,551,016,678	$500,359,896
COMPOSITION OF NET ASSETS
Common stock, no par value, unlimited shares authorized	$840,820,735	$911,351,378	$1,890,367,045	$565,603,660
Accumulated distributable earnings (loss)	(107,816,538)	(120,370,768)	660,649,633	(65,243,764)
NET ASSETS	$733,004,197	$790,980,610	$2,551,016,678	$500,359,896
Net asset value per common shares	$9.74	$10.30	$15.91	$18.69
Shares Outstanding	75,238,025	76,762,574	160,369,635	26,772,582
* Includes securities on loan	$52,763,336	$52,211,933	$773,609,573	$24,748,771
(1) Net of deferred offering costs (Series B)	$18,370	$20,208	$44,452	$11,755
(2) Net of deferred offering costs (Series C)	$124,137	$136,551	$300,412	$79,448
(3) Net of deferred offering costs (Series D)	$141,757	$149,434	$267,843	$123,710
(4) Net of deferred offering costs (Series E)	$203,424	$221,928	$—	$133,844
(5) Net of deferred offering costs (Series F)	$—	$—	$476,744	$—

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Assets and Liabilities April 30, 2024 (Unaudited)

	GLOBAL DYNAMIC INCOME FUND		GLOBAL TOTAL RETURN FUND		LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
ASSETS
Investments in securities, at cost	$745,748,132		$162,279,121		$474,564,203
Investment in securities, at value*	$645,470,154		$152,136,693		$463,615,118
Cash with custodian	31,802,833		7,660,406		207,899
Restricted cash for short positions	—		45		234,728,004
Foreign currency (cost $8,876, $1,745 and $154)	8,873		1,744		154
Receivables:
Investments sold	38,152,893		188,665		8,288,974
Accrued interest and dividends	2,651,393		567,324		1,896,437
Fund shares sold	—		—		—
Prepaid expenses	263,089		84,217		13,508
Other assets	93,822		59,621		812,545
Total assets	718,443,057		160,698,715		709,562,639
LIABILITIES
Due to custodian bank	—		—		39,311
Due to custodian bank - Foreign currency (cost $159)	—		—		159
Securities sold short, at value (proceeds $211,055,532)	—		—		227,122,982
Options written, at value (premium $164,769, $30,987 and $4,853,310)	398,719		91,504		4,427,252
Mandatory Redeemable Preferred Shares ($25 liquidation value per share applicable to shares authorized, issued, and outstanding, in 000's) (Note 8)
Series B (860 and 160 shares, respectively)(1)	21,488,059		3,997,795		—
Series C (880 and 160 shares, respectively)(2)	21,919,314		3,985,104		—
Series D (200 and 200 shares, respectively)(3)	4,975,856		4,967,220		—
Series E (860 and 160 shares, respectively)(4)	21,353,402		3,962,924		—
Payables:
Notes payable (Note 7)	147,050,000		34,350,000		120,000,000
Distributions payable to Mandatory Redeemable Preferred Shareholders	212,840		47,464		—
Investments purchased	40,571,013		454,793		4,679,905
Affiliates:
Investment Advisory fees	558,140		131,808		519,094
Deferred compensation to trustees	93,822		59,621		—
Trustees' fees and officer compensation	8,236		4,419		5,265
Other accounts payable and accrued liabilities	1,465,138		481,294		720,201
Total liabilities	260,094,539		52,533,946		357,514,169
NET ASSETS	$458,348,518		$108,164,769		$352,048,470
COMPOSITION OF NET ASSETS
Common stock, no par value, unlimited shares authorized	$546,739,904		$114,926,525		$392,628,225
Accumulated distributable earnings (loss)	(88,391,386	)(a)	(6,761,756	)(a)	(40,579,755)
NET ASSETS	$458,348,518		$108,164,769		$352,048,470
Net asset value per common shares	$7.18		$11.01		$17.93
Shares Outstanding	63,864,387		9,825,838		19,632,194
* Includes securities on loan	$20,699,256		$17,757,362		$792,978
(1) Net of deferred offering costs (Series B)	$11,941		$2,205		$—
(2) Net of deferred offering costs (Series C)	$80,686		$14,896		$—
(3) Net of deferred offering costs (Series D)	$24,144		$32,780		$—
(4) Net of deferred offering costs (Series E)	$146,598		$37,076		$—
(5) Net of deferred offering costs (Series F)	$—		$—		$—

(a)  Net of deferred foreign capital gains tax of $(530,016) and $(155,985), respectively.

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Operations Six Months Ended April 30, 2024 (Unaudited)

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CONVERTIBLE AND HIGH INCOME FUND	STRATEGIC TOTAL RETURN FUND	DYNAMIC CONVERTIBLE AND INCOME FUND
INVESTMENT INCOME
Interest	$17,441,970	$18,714,058	$25,990,674	$7,786,020
Interest on short sales	—	—	—	266
(Amortization)/accretion of investment securities	(11,929,579)	(12,903,375)	(6,058,428)	(10,480,069)
Net interest	5,512,391	5,810,683	19,932,246	(2,693,783)
Dividends	1,106,324	1,195,541	18,307,248	824,849
Dividend taxes withheld	—	—	(39,470)	—
Total investment income (loss)	6,618,715	7,006,224	38,200,024	(1,868,934)
EXPENSES
Investment advisory fees	4,724,545	5,108,213	18,055,061	4,025,469
Interest expense on Notes Payable (Note 6)	9,340,626	10,120,369	24,345,882	6,280,820
Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares (Notes 1 and 7)	2,343,682	2,559,078	6,152,250	1,599,364
Printing and mailing fees	58,063	63,394	113,687	39,460
Legal fees	45,848	48,663	149,548	35,124
Accounting fees	42,148	44,400	102,804	34,314
Fund administration fees	35,531	38,377	103,603	24,246
Tax fees	34,825	37,607	103,920	23,744
Audit fees	32,692	34,600	78,526	25,126
Trustees' fees and officer compensation	28,626	30,432	73,653	21,434
Transfer agent fees	21,896	19,122	17,394	18,782
Registration fees	9,648	9,852	20,685	3,417
Custodian fees	8,290	8,725	22,021	6,792
Other	44,630	46,275	90,429	36,847
Total expenses	16,771,050	18,169,107	49,429,463	12,174,939
NET INVESTMENT INCOME (LOSS)	(10,152,335)	(11,162,883)	(11,229,439)	(14,043,873)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	4,638,338	4,856,363	(22,560,502)	8,324,267
Purchased options	2,051,228	2,200,191	(3,982,086)	1,804,685
Foreign currency transactions	—	—	(138)	—
Written options	—	—	746,310	—
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	102,131,477	111,947,589	535,123,938	73,619,890
Purchased options	12,889	10,865	131,946	30,130
Foreign currency translations	—	—	1,668	—
Written options	—	—	837,989	—
NET GAIN (LOSS)	108,833,932	119,015,008	510,299,125	83,778,972
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,681,597	$107,852,125	$499,069,686	$69,735,099

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Operations Six Months Ended April 30, 2024 (Unaudited)

	GLOBAL DYNAMIC INCOME FUND	GLOBAL TOTAL RETURN FUND	LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
INVESTMENT INCOME
Interest	$5,905,541	$1,205,983	$4,152,310
Interest on short sales	—	—	5,866,265
(Amortization)/accretion of investment securities	(1,966,663)	(526,439)	3,814
Net interest	3,938,878	679,544	10,022,389
Dividends	3,145,263	822,807	2,583,032
Foreign taxes withheld	(191,775)	(54,059)	(26,204)
Total investment income (loss)	6,892,366	1,448,292	12,579,217
EXPENSES
Investment advisory fees	3,191,506	750,806	3,101,673
Interest expense on Notes Payable (Note 7)	4,072,294	939,888	3,557,985
Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares (Notes 1 and 8)	1,319,087	318,607	—
Printing and mailing fees	41,492	19,898	28,673
Legal fees	47,122	15,273	31,285
Accounting fees	35,651	18,341	26,386
Fund administration fees	18,941	4,325	14,252
Tax fees	33,660	20,572	13,870
Audit fees	21,262	11,928	16,786
Trustees' fees and officer compensation	17,806	8,800	16,237
Transfer agent fees	18,896	21,406	10,154
Registration fees	8,276	1,273	2,544
Custodian fees	70,758	31,037	38,958
Dividend or interest expense on short positions	—	—	1,420,179
Other	36,022	22,518	92,709
Total expenses	8,932,773	2,184,672	8,371,691
NET INVESTMENT INCOME (LOSS)	(2,040,407)	(736,380)	4,207,526
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	49,558,824 (a)	12,647,614 (a)	44,483,066
Purchased options	(7,306,344)	(1,799,704)	(12,170,841)
Foreign currency transactions	(143,510)	(36,239)	7,055
Written options	(65,587)	8,485	3,734,616
Short positions	—	—	(24,116,164)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	49,078,635 (b)	11,765,134 (b)	45,345,373
Purchased options	5,750,091	1,497,129	874,145
Foreign currency translations	(2,461)	(720)	979
Written options	(186,740)	(43,343)	(130,086)
Short positions	—	—	(18,473,224)
NET GAIN (LOSS)	96,682,908	24,038,356	39,554,919
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,642,501	$23,301,976	$43,762,445

(a)  Net of foreign capital gains tax of $724,319 and $200,457, respectively.

(b)  Net of change of $(350,512) and $(98,179), respectively in deferred capital gains tax.

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND		CONVERTIBLE AND HIGH INCOME FUND		STRATEGIC TOTAL RETURN FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(10,152,335)	$(7,707,689)	$(11,162,883)	$(8,936,047)	$(11,229,439)	$(13,950,035)
Net realized gain (loss)	6,689,566	86,950,149	7,056,554	95,774,113	(25,796,416)	196,397,180
Change in unrealized appreciation/(depreciation)	102,144,366	(89,072,698)	111,958,454	(96,449,417)	536,095,541	(12,807,341)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	98,681,597	(9,830,238)	107,852,125	(9,611,351)	499,069,686	169,639,804
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(42,751,460)	(84,820,549)	(45,927,090)	(91,178,228)	(98,606,102)	(196,582,807)
Return of capital	—	—	—	—	—	—
Net decrease in net assets from distributions to common shareholders	(42,751,460)	(84,820,549)	(45,927,090)	(91,178,228)	(98,606,102)	(196,582,807)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	—	—	—	—	—	9,878,699
Reinvestment of distributions resulting in the issuance of stock	4,292,331	7,716,841	4,234,807	7,782,199	550,419	10,409,380
Net increase (decrease) in net assets from capital stock transactions	4,292,331	7,716,841	4,234,807	7,782,199	550,419	20,288,079
TOTAL INCREASE (DECREASE) IN NET ASSETS	60,222,468	(86,933,946)	66,159,842	(93,007,380)	401,014,003	(6,654,924)
NET ASSETS
Beginning of period	$672,781,729	$759,715,675	$724,820,768	$817,828,148	$2,150,002,675	$2,156,657,599
End of period	$733,004,197	$672,781,729	$790,980,610	$724,820,768	$2,551,016,678	$2,150,002,675

See accompanying Notes to Financial Statements

www.calamos.com

Statements of Changes in Net Assets

	DYNAMIC CONVERTIBLE AND INCOME FUND		GLOBAL DYNAMIC INCOME FUND		GLOBAL TOTAL RETURN FUND
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$(14,043,873)	$(16,557,803)	$(2,040,407)	$(4,968,800)	$(736,380)	$(1,707,700)
Net realized gain (loss)	10,128,952	81,214,594	42,043,383	21,633,158	10,820,156	7,424,177
Change in unrealized appreciation/(depreciation)	73,650,020	(81,728,395)	54,639,525	13,418,308	13,218,200	(913,955)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	69,735,099	(17,071,604)	94,642,501	30,082,666	23,301,976	4,802,522
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(31,244,451)	(61,802,066)	(19,159,316)	(19,096,474)	(4,716,402)	(6,618,494)
Return of capital	—	—	—	(19,222,158)	—	(2,813,588)
Net decrease in net assets from distributions to common shareholders	(31,244,451)	(61,802,066)	(19,159,316)	(38,318,632)	(4,716,402)	(9,432,082)
CAPITAL STOCK TRANSACTIONS
Proceeds from shares sold	—	4,371,538	—	—	—	—
Reinvestment of distributions resulting in the issuance of stock	2,504,222	7,254,396	—	—	—	23,134
Net increase (decrease) in net assets from capital stock transactions	2,504,222	11,625,934	—	—	—	23,134
TOTAL INCREASE (DECREASE) IN NET ASSETS	40,994,870	(67,247,736)	75,483,185	(8,235,966)	18,585,574	(4,606,426)
NET ASSETS
Beginning of period	$459,365,026	$526,612,762	$382,865,333	$391,101,299	$89,579,195	$94,185,621
End of period	$500,359,896	$459,365,026	$458,348,518	$382,865,333	$108,164,769	$89,579,195

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statements of Changes in Net Assets

	LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
	(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
OPERATIONS
Net investment income (loss)	$4,207,526	$4,692,577
Net realized gain (loss)	11,937,732	22,502,178
Change in unrealized appreciation/(depreciation)	27,617,187	(16,183,025)
Net increase (decrease) in net assets applicable to common shareholders resulting from operations	43,762,445	11,011,730
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Distributions	(16,491,043)	(32,982,086)
Return of capital	—	—
Net decrease in net assets from distributions to common shareholders	(16,491,043)	(32,982,086)
TOTAL INCREASE (DECREASE) IN NET ASSETS	27,271,402	(21,970,356)
NET ASSETS
Beginning of period	$324,777,068	$346,747,424
End of period	$352,048,470	$324,777,068

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

CONVERTIBLE OPPORTUNITIES AND INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$98,681,597
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(313,510,631)
Proceeds from disposition of investment securities, including purchased options	367,013,562
Amortization and accretion of fixed-income securities	11,929,579
Amortization of offering costs on Mandatory Redeemable Preferred Shares	130,841
Net realized gains/losses from investments, excluding purchased options	(4,638,338)
Net realized gains/losses from purchased options	(2,051,228)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(102,131,477)
Change in unrealized appreciation or depreciation on purchased options	(12,889)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	78,608
Prepaid expenses	(44,436)
Other assets	(36,450)
Increase/(decrease) in liabilities:
Payables to affiliates	39,021
Other accounts payable and accrued liabilities	17,533
Net cash provided by/(used in) operating activities	$55,465,292
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(38,459,129)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(12,158)
Offering costs on Mandatory Redeemable Preferred Shares	(22,603)
Net cash provided by/(used in) financing activities	$(38,493,890)
Net increase/(decrease) in cash	$16,971,402
Cash and restricted cash at beginning of period	$22,328,440
Cash at end of period	$39,299,842
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$9,389,457
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$2,355,840
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$4,292,331

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	39,299,842
Total cash and restricted cash at period end	$39,299,842

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statement of Cash Flows

CONVERTIBLE AND HIGH INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$107,852,125
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(338,921,105)
Proceeds from disposition of investment securities, including purchased options	397,374,572
Amortization and accretion of fixed-income securities	12,903,375
Amortization of offering costs on Mandatory Redeemable Preferred Shares	140,117
Net realized gains/losses from investments, excluding purchased options	(4,856,363)
Net realized gains/losses from purchased options	(2,200,191)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(111,947,589)
Change in unrealized appreciation or depreciation on purchased options	(10,865)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	84,278
Prepaid expenses	(45,434)
Other assets	(31,457)
Increase/(decrease) in liabilities:
Payables to affiliates	35,196
Other accounts payable and accrued liabilities	4,655
Net cash provided by/(used in) operating activities	$60,381,314
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(41,692,283)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(13,291)
Offering costs on Mandatory Redeemable Preferred Shares	(22,753)
Net cash provided by/(used in) financing activities	$(41,728,327)
Net increase/(decrease) in cash	$18,652,987
Cash and restricted cash at beginning of period	$16,876,329
Cash at end of period	$35,529,316
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$10,173,278
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$2,572,369
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$4,234,807

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	35,529,316
Total cash and restricted cash at period end	$35,529,316

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

STRATEGIC TOTAL RETURN FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$499,069,686
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(549,281,998)
Proceeds paid on closing written options	(1,514,868)
Proceeds from disposition of investment securities, including purchased options	667,361,718
Premiums received from written options	4,765,757
Amortization and accretion of fixed-income securities	6,058,428
Amortization of offering costs on Mandatory Redeemable Preferred Shares	267,883
Net realized gains/losses from investments, excluding purchased options	22,560,502
Net realized gains/losses from purchased options	3,982,086
Net realized gains/losses from written options	(746,310)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(535,123,938)
Change in unrealized appreciation or depreciation on purchased options	(131,946)
Change in unrealized appreciation or depreciation on written options	(837,989)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(103,245)
Prepaid expenses	(638,336)
Other assets	(44,532)
Increase/(decrease) in liabilities:
Payables to affiliates	324,940
Other accounts payable and accrued liabilities	267,209
Net cash provided by/(used in) operating activities	$116,235,047
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(98,055,683)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(32,332)
Offering costs on Mandatory Redeemable Preferred Shares	(24,672)
Proceeds from Note payable	60,000,000
Net cash provided by/(used in) financing activities	$(38,112,687)
Net increase/(decrease) in cash	$78,122,360
Cash and restricted cash at beginning of period	$74,721,221
Cash at end of period	$152,843,581
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$24,182,841
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$6,184,582
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$550,419

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	152,843,581
Total cash and restricted cash at period end	$152,843,581

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statement of Cash Flows

DYNAMIC CONVERTIBLE AND INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$69,735,099
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(234,517,145)
Proceeds from disposition of investment securities, including purchased options	274,412,204
Amortization and accretion of fixed-income securities	10,480,069
Amortization of offering costs on Mandatory Redeemable Preferred Shares	99,058
Net realized gains/losses from investments, excluding purchased options	(8,324,267)
Net realized gains/losses from purchased options	(1,804,685)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(73,619,890)
Change in unrealized appreciation or depreciation on purchased options	(30,130)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(71,297)
Prepaid expenses	(34,584)
Increase/(decrease) in liabilities:
Payables to affiliates	1,023
Other accounts payable and accrued liabilities	10,773
Net cash provided by/(used in) operating activities	$36,336,228
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(28,740,229)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(8,243)
Offering costs on Mandatory Redeemable Preferred Shares	(22,080)
Net cash provided by/(used in) financing activities	$(28,770,552)
Net increase/(decrease) in cash	$7,565,676
Cash and restricted cash at beginning of period	$20,401,286
Cash at end of period	$27,966,962
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$6,313,667
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$1,607,607
Non-cash financing activities not included herein consists of reinvestment of dividends and distributions	$2,504,222

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	27,966,272
Restricted cash for short positions	690
Total cash and restricted cash at period end	$27,966,962

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

GLOBAL DYNAMIC INCOME FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$94,642,501
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(708,763,537)
Proceeds paid on closing written options	(1,980,442)
Proceeds from disposition of investment securities, including purchased options	734,500,334
Premiums received from written options	1,965,994
Amortization and accretion of fixed-income securities	1,966,663
Amortization of offering costs on Mandatory Redeemable Preferred Shares	80,144
Net realized gains/losses from investments, excluding purchased options	(50,283,143)
Net realized gains/losses from capital gains tax	724,319
Net realized gains/losses from purchased options	7,306,344
Net realized gains/losses from written options	65,587
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(49,078,635)
Change in unrealized appreciation or depreciation on capital gains tax	(350,512)
Change in unrealized appreciation or depreciation on purchased options	(5,750,091)
Change in unrealized appreciation or depreciation on written options	186,740
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(281,985)
Prepaid expenses	(40,052)
Other assets	(16,921)
Increase/(decrease) in liabilities:
Payables to affiliates	68,889
Other accounts payable and accrued liabilities	455,940
Net cash provided by/(used in) operating activities	$25,418,137
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(19,159,316)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(6,808)
Offering costs on Mandatory Redeemable Preferred Shares	(22,094)
Proceeds from Note payable	16,500,000
Net cash provided by/(used in) financing activities	$(2,688,218)
Net increase/(decrease) in cash and foreign currency	$22,729,919
Cash and foreign currency and restricted cash at beginning of period	$9,081,787
Cash and foreign currency at end of period	$31,811,706
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$4,013,807
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$1,325,895

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	31,802,833
Foreign currency	8,873
Total cash and restricted cash at period end	$31,811,706

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Statement of Cash Flows

GLOBAL TOTAL RETURN FUND
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$23,301,976
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(156,156,374)
Proceeds paid on closing written options	(436,054)
Proceeds from disposition of investment securities, including purchased options	160,092,235
Premiums received from written options	456,336
Amortization and accretion of fixed-income securities	526,439
Amortization of offering costs on Mandatory Redeemable Preferred Shares	40,484
Net realized gains/losses from investments, excluding purchased options	(12,848,071)
Net realized gains/losses from capital gains tax	200,457
Net realized gains/losses from purchased options	1,799,704
Net realized gains/losses from written options	(8,485)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(11,765,134)
Change in unrealized appreciation or depreciation on capital gains tax	(98,179)
Change in unrealized appreciation or depreciation on purchased options	(1,497,129)
Change in unrealized appreciation or depreciation on written options	43,343
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	(63,959)
Prepaid expenses	(26,537)
Other assets	(10,753)
Increase/(decrease) in liabilities:
Payables to affiliates	23,860
Other accounts payable and accrued liabilities	146,245
Net cash provided by/(used in) operating activities	$3,720,404
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(4,716,402)
Redemption of Distributions to Mandatory Redeemable Preferred Shareholders	(1,527)
Offering costs on Mandatory Redeemable Preferred Shares	(22,036)
Proceeds from Note payable	4,250,000
Net cash provided by/(used in) financing activities	$(489,965)
Net increase/(decrease) in cash and foreign currency	$3,230,439
Cash and foreign currency and restricted cash at beginning of period	$4,431,756
Cash, foreign currency and restricted cash at end of period	$7,662,195
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$924,254
Cash paid for interest expense on Mandatory Redeemable Preferred Shares	$320,134

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	7,660,406
Foreign currency	1,744
Restricted cash for short positions	45
Total cash and restricted cash at period end	$7,662,195

See accompanying Notes to Financial Statements

www.calamos.com

Statement of Cash Flows

LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
(UNAUDITED) SIX MONTHS ENDED APRIL 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$43,762,445
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchase of investment securities, including purchased options	(636,260,976)
Purchases of securities to cover securities sold short	(362,358,491)
Proceeds paid on closing written options	(20,736,053)
Proceeds from disposition of investment securities, including purchased options	668,672,734
Proceeds from securities sold short	301,715,673
Premiums received from written options	28,293,195
Amortization and accretion of fixed-income securities	(3,814)
Net realized gains/losses from investments, excluding purchased options	(44,483,066)
Net realized gains/losses from purchased options	12,170,841
Net realized gains/losses from short positions	24,116,164
Net realized gains/losses from written options	(3,734,616)
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(45,345,373)
Change in unrealized appreciation or depreciation on purchased options	(874,145)
Change in unrealized appreciation or depreciation on short positions	18,473,224
Change in unrealized appreciation or depreciation on written options	130,086
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	144,261
Prepaid expenses	(8,538)
Other assets	(173,622)
Increase/(decrease) in liabilities:
Payables to affiliates	4,454
Other accounts payable and accrued liabilities	16,882
Net cash provided by/(used in) operating activities	$(16,478,735)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to shareholders	(16,491,043)
Net increase/(decrease) in due to custodian bank	(1,797)
Net cash provided by/(used in) financing activities	$(16,492,840)
Net increase/(decrease) in cash	$(32,971,575)
Cash and restricted cash at beginning of period	$267,907,632
Cash at end of period	$234,936,057
Supplemental disclosure
Cash paid for interest expense on Notes Payable	$3,576,583

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statements of Cash Flows.

Cash with custodian	207,899
Restricted cash for short positions	234,728,004
Foreign currency	154
Total cash and restricted cash at period end	$234,936,057

See accompanying Notes to Financial Statements

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

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Calamos Convertible Opportunities and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2024		2023	2022
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.99		$10.26	$15.49
Income from investment operations:
Net investment income (loss)*	(0.14)		(0.10)	0.01
Net realized and unrealized gain (loss)	1.46		(0.03)	(4.11)
Total from investment operations	1.32		(0.13)	(4.10)
Less distributions to common shareholders from:
Net investment income	(0.49)		(0.15)	(0.27)
Net realized gains	(0.08)		(0.99)	(0.87)
Return of capital	—		—	—
Total distributions	(0.57)		(1.14)	(1.14)
Premiums from shares sold in at the market offerings	—		—	0.01
Net asset value, end of period	$9.74		$8.99	$10.26
Market value, end of period	$10.95		$9.99	$10.78
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	14.52%		(2.27%)	(27.32%)
Market value	15.86%		3.37%	(25.10%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.56	%(d)	4.40%	2.44%
Net investment income (loss)	(2.76	%)(d)	(1.03%)	0.08%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$733,004		$672,782	$759,716
Portfolio turnover rate	16%		39%	39%
Average commission rate paid	$0.0200		$0.0188	$0.0215
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$133,000		$133,000	$133,000
Notes Payable (000's omitted)	$314,400		$314,400	$339,400
Asset coverage per $1,000 of loan outstanding(e)	$3,754		$3,563	$3,630
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$222		$211	$232

*  Net investment income (loss) calculated based on average shares method.

(a)  Amount is less than $0.005 per common share.

(b)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.38%, 1.38%, 1.34%, 1.23%, 1.26%, 1.29%, 1.28%, 1.24%, 1.24%, 1.50%, and 1.18%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible Opportunities and Income Fund Financial Highlights

	YEAR ENDED OCTOBER 31,
	2021	2020	2019	2018	2017	2016	2015	2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.54	$10.64	$10.46	$11.35	$10.73	$11.68	$13.45	$13.20
Income from investment operations:
Net investment income (loss)*	(0.26)	0.49	0.50	0.57	0.57	0.60	0.62	0.72
Net realized and unrealized gain (loss)	4.31	2.37	0.64	(0.33)	1.19	(0.41)	(1.25)	0.67
Total from investment operations	4.05	2.86	1.14	0.24	1.76	0.19	(0.63)	1.39
Less distributions to common shareholders from:
Net investment income	(0.31)	(0.44)	(0.48)	(1.13)	(0.67)	(0.59)	(0.81)	(0.95)
Net realized gains	(0.79)	(0.52)	(0.31)	—	(0.08)	—	(0.02)	(0.19)
Return of capital	—	—	(0.17)	—	(0.39)	(0.55)	(0.31)	—
Total distributions	(1.10)	(0.96)	(0.96)	(1.13)	(1.14)	(1.14)	(1.14)	(1.14)
Premiums from shares sold in at the market offerings	— (a)	—	—	0.00 (a)	0.00 (a)	—	0.00 (a)	0.00 (a)
Net asset value, end of period	$15.49	$12.54	$10.64	$10.46	$11.35	$10.73	$11.68	$13.45
Market value, end of period	$15.81	$10.89	$10.67	$9.91	$11.59	$9.89	$10.41	$13.69
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	33.21%	29.38%	11.75%	1.81%	17.48%	3.19%	(4.69%)	10.90%
Market value	56.56%	12.04%	18.29%	(5.54%)	30.15%	6.72%	(16.54%)	13.83%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	1.83%	2.20%	2.88%	2.52%	1.88%	1.74%	1.84%	1.47%
Net investment income (loss)	(1.76%)	4.36%	4.77%	5.11%	5.17%	5.61%	4.90%	5.38%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$1,111,526	$889,577	$754,310	$741,306	$797,968	$750,773	$817,491	$931,703
Portfolio turnover rate	46%	76%	51%	58%	90%	34%	36%	40%
Average commission rate paid	$0.0215	$0.0213	$0.0188	$0.0270	$0.0282	$0.0220	$0.0303	$0.0294
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$133,000	$100,000	$100,000	$100,000	$100,000	$—	$—	$—
Notes Payable (000's omitted)	$399,400	$288,400	$277,400	$288,000	$275,000	$306,000	$353,000	$360,000
Asset coverage per $1,000 of loan outstanding(e)	$4,116	$4,431	$4,080	$3,921	$4,265	$3,454	$3,316	$3,588
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$309	$319	$283	$282	$293	$—	$—	$—
www.calamos.com

Calamos Convertible and High Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2024		2023	2022
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.49		$10.81	$16.38
Income from investment operations:
Net investment income (loss)*	(0.15)		(0.12)	0.00
Net realized and unrealized gain (loss)	1.56		0.00	(4.38)
Total from investment operations	1.41		(0.12)	(4.38)
Less distributions to common shareholders from:
Net investment income	(0.55)		(0.15)	(0.27)
Net realized gains	(0.05)		(1.05)	(0.93)
Return of capital	—		—	—
Total distributions	(0.60)		(1.20)	(1.20)
Capital charge resulting from issuance of common and preferred shares and related offering costs	—		—	—
Premiums from shares sold in at the market offerings	—		—	0.01
Net asset value, end of period	$10.30		$9.49	$10.81
Market value, end of period	$11.20		$10.87	$11.00
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	14.56%		(1.99%)	(27.50%)
Market value	8.75%		10.32%	(27.25%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.57	%(d)	4.41%	2.45%
Net investment income (loss)	(2.81	%)(d)	(1.11%)	(0.02%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$790,981		$724,821	$817,828
Portfolio turnover rate	15%		40%	36%
Average commission rate paid	$0.0200		$0.0188	$0.0205
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$145,000		$145,000	$145,000
Notes Payable (000's omitted)	$340,400		$340,400	$365,400
Asset coverage per $1,000 of loan outstanding(e)	$3,750		$3,556	$3,635
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$220		$209	$229

*  Net investment income (loss) calculated based on average shares method.

(a)  Amount is less than $0.005 per common share.

(b)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.38%, 1.38%, 1.34%, 1.23%, 1.27%, 1.30%, 1.28%, 1.24%, 1.25%, 1.21%, and 1.18%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Convertible and High Income Fund Financial Highlights

	YEAR ENDED OCTOBER 31,
	2021	2020	2019	2018	2017	2016	2015	2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.22	$11.18	$11.02	$11.96	$11.33	$12.39	$14.24	$13.89
Income from investment operations:
Net investment income (loss)*	(0.30)	0.53	0.54	0.60	0.61	0.65	0.73	0.79
Net realized and unrealized gain (loss)	4.61	2.53	0.64	(0.35)	1.22	(0.51)	(1.38)	0.69
Total from investment operations	4.31	3.06	1.18	0.25	1.83	0.14	(0.65)	1.48
Less distributions to common shareholders from:
Net investment income	(0.29)	(0.46)	(0.51)	(1.19)	(0.70)	(0.69)	(0.98)	(1.13)
Net realized gains	(0.86)	(0.56)	(0.34)	—	—	—	—	—
Return of capital	—	—	(0.17)	—	(0.50)	(0.51)	(0.22)	—
Total distributions	(1.15)	(1.02)	(1.02)	(1.19)	(1.20)	(1.20)	(1.20)	(1.13)
Capital charge resulting from issuance of common and preferred shares and related offering costs	—	—	—	0.00 (a)	—	0.00 (a)	—	—
Premiums from shares sold in at the market offerings	0.00 (a)	—	—	0.00 (a)	—	—	—	—
Net asset value, end of period	$16.38	$13.22	$11.18	$11.02	$11.96	$11.33	$12.39	$14.24
Market value, end of period	$16.61	$11.50	$11.10	$10.86	$11.96	$10.47	$11.61	$14.47
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	33.56%	29.87%	11.46%	1.75%	17.28%	2.55%	(4.65%)	11.22%
Market value	55.69%	13.79%	12.29%	0.28%	26.91%	1.13%	(12.08%)	22.16%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	1.84%	2.22%	2.91%	2.54%	1.89%	1.78%	1.57%	1.47%
Net investment income (loss)	(1.88%)	4.45%	4.85%	5.13%	5.25%	5.73%	5.38%	5.57%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$1,207,158	$968,077	$818,412	$806,342	$868,817	$822,183	$898,695	$1,029,902
Portfolio turnover rate	44%	76%	47%	58%	89%	34%	37%	35%
Average commission rate paid	$0.0216	$0.0225	$0.0187	$0.0260	$0.0282	$0.0221	$0.0286	$0.0292
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$145,000	$110,000	$110,000	$110,000	$110,000	$—	$—	$—
Notes Payable (000's omitted)	$435,400	$318,400	$303,900	$315,500	$302,500	$337,000	$398,000	$400,000
Asset coverage per $1,000 of loan outstanding(e)	$4,106	$4,386	$4,055	$3,904	$4,236	$3,440	$3,258	$3,575
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$308	$317	$280	$280	$291	$—	$—	$—

www.calamos.com

Calamos Strategic Total Return Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2024		2023	2022
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.41		$13.57	$18.62
Income from investment operations:
Net investment income (loss)*	(0.07)		(0.09)	0.05
Net realized and unrealized gain (loss)	3.18		1.16	(3.87)
Total from investment operations	3.11		1.07	(3.82)
Less distributions to common shareholders from:
Net investment income	(0.51)		(0.63)	(0.26)
Net realized gains	(0.10)		(0.60)	(0.97)
Return of capital	—		—	—
Total distributions	(0.61)		(1.23)	(1.23)
Premiums from shares sold in at the market offerings(a)	—		0.0007	0.0010
Net asset value, end of period	$15.91		$13.41	$13.57
Market value, end of period	$15.56		$12.83	$13.76
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	23.41%		7.89%	(21.11%)
Market value	26.23%		1.80%	(21.52%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.00	%(d)	4.09%	2.50%
Net investment income (loss)	(0.91	%)(d)	(0.62%)	0.31%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$2,551,017		$2,150,003	$2,156,658
Portfolio turnover rate	11%		29%	24%
Average commission rate paid	$0.0210		$0.0194	$0.0189
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$323,500		$323,500	$323,500
Notes Payable (000's omitted)	$860,500		$800,500	$800,500
Asset coverage per $1,000 of loan outstanding(e)	$4,341		$4,090	$4,098
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$289		$253	$254

*  Net investment income (loss) calculated based on average shares method.

(a)  Amount is less than $0.005 per common share.

(b)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.53%, 1.57%, 1.53%, 1.44%, 1.54%, 1.55%, 1.53%, 1.47%, 1.49%, 1.47% and 1.44%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Strategic Total Return Fund Financial Highlights

	YEAR ENDED OCTOBER 31,
	2021	2020	2019	2018	2017	2016	2015	2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.30	$12.93	$12.25	$12.76	$11.13	$11.67	$12.51	$11.86
Income from investment operations:
Net investment income (loss)*	0.10	0.21	0.18	0.16	0.26	0.30	0.38	0.42
Net realized and unrealized gain (loss)	6.42	1.24	1.49	0.32	2.36	0.15	(0.23)	1.16
Total from investment operations	6.52	1.45	1.67	0.48	2.62	0.45	0.15	1.58
Less distributions to common shareholders from:
Net investment income	(0.29)	(0.54)	(0.16)	(0.48)	(0.85)	(0.46)	(0.66)	(0.55)
Net realized gains	(0.91)	(0.54)	(0.83)	(0.51)	(0.14)	(0.16)	—	(0.16)
Return of capital	—	—	—	—	—	(0.37)	(0.33)	(0.22)
Total distributions	(1.20)	(1.08)	(0.99)	(0.99)	(0.99)	(0.99)	(0.99)	(0.93)
Premiums from shares sold in at the market offerings(a)	0.0026	—	—	—	—	—	—	—
Net asset value, end of period	$18.62	$13.30	$12.93	$12.25	$12.76	$11.13	$11.67	$12.51
Market value, end of period	$18.98	$12.80	$13.02	$11.75	$12.33	$9.95	$10.20	$11.82
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(b)
Net asset value	50.32%	12.33%	14.46%	3.81%	25.11%	5.48%	1.98%	14.46%
Market value	59.21%	7.36%	20.16%	3.05%	35.23%	7.89%	(5.66%)	21.46%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	2.03%	2.45%	3.05%	2.74%	2.09%	1.97%	1.81%	1.72%
Net investment income (loss)	0.60%	1.64%	1.42%	1.25%	2.17%	2.73%	3.11%	3.39%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$2,928,463	$2,061,019	$2,000,709	$1,893,000	$1,971,910	$1,719,456	$1,803,026	$1,932,218
Portfolio turnover rate	27%	36%	26%	27%	65%	31%	23%	20%
Average commission rate paid	$0.0206	$0.0212	$0.0270	$0.0217	$0.0240	$0.0307	$0.0336	$0.0210
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$304,000	$242,000	$242,000	$242,000	$242,000	$—	$—	$—
Notes Payable (000's omitted)	$880,000	$703,000	$668,000	$713,000	$543,000	$682,000	$716,000	$725,000
Asset coverage per $1,000 of loan outstanding(e)	$4,673	$4,276	$4,357	$3,995	$5,077	$3,521	$3,518	$3,665
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(f)	$338	$311	$301	$294	$285	$—	$—	$—

www.calamos.com

Calamos Dynamic Convertible and Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2024		2023
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$17.24		$20.19
Income from investment operations:
Net investment income (loss)*	(0.54)		(0.63)
Net realized and unrealized gain (loss)	3.16		0.01
Total from investment operations	2.62		(0.62)
Less distributions to common shareholders from:
Net investment income	(0.97)		(0.03)
Net realized gains	(0.20)		(2.31)
Return of capital	—		—
Total distributions	(1.17)		(2.34)
Capital charge resulting from issuance of common and preferred shares and related offering costs	—		—
Premiums from shares sold in at the market offerings	—		0.0078 (b)
Net asset value, end of period	$18.69		$17.24
Market value, end of period	$22.01		$17.07
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(c)(d)
Net asset value	14.96%		(4.26%)
Market value	36.80%		(12.56%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(d)	4.82	%(e)	4.63%
Net investment income (loss)	(5.56	%)(e)	(3.19%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$500,360		$459,365
Portfolio turnover rate	16%		44%
Average commission rate paid	$0.0200		$0.0185
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$92,000		$92,000
Notes Payable (000's omitted)	$210,000		$210,000
Asset coverage per $1,000 of loan outstanding(f)	$3,821		$3,626
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(g)	$218		$207

•  Commencement of operations.

*  Net investment income (loss) calculated based on average shares method.

(a)  Net of sales load of $1.125 on initial shares issued and beginning net asset value of $23.875.

(b)  Amount is less than $0.01.

(c)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(d)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.70%, 1.70%, 1.65%, 1.51%, 1.56%, 1.61%, 1.57%, 1.51%, 1.52% and 1.56%, respectively.

(e)  Annualized.

(f)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(g)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Dynamic Convertible and Income Fund Financial Highlights

	YEAR ENDED OCTOBER 31,								MARCH 27, 2015• THROUGH OCTOBER 31,
	2022	2021	2020	2019	2018	2017	2016		2015
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$31.73	$25.00	$19.93	$19.55	$21.03	$19.56	$21.63		$23.88	(a)
Income from investment operations:
Net investment income (loss)*	(0.43)	(1.21)	0.70	0.73	0.85	0.86	0.89		0.48
Net realized and unrealized gain (loss)	(8.81)	10.20	6.37	1.65	(0.33)	2.61	(0.96)		(1.84)
Total from investment operations	(9.24)	8.99	7.07	2.38	0.52	3.47	(0.07)		(1.36)
Less distributions to common shareholders from:
Net investment income	(0.24)	(0.25)	(0.70)	(0.50)	(2.00)	(0.91)	(0.99)		(0.84)
Net realized gains	(2.10)	(2.01)	(1.30)	(0.80)	—	—	(0.00	)(b)	—
Return of capital	—	—	—	(0.70)	—	(1.09)	(1.01)		—
Total distributions	(2.34)	(2.26)	(2.00)	(2.00)	(2.00)	(2.00)	(2.00)		(0.84)
Capital charge resulting from issuance of common and preferred shares and related offering costs	—	—	—	—	—	—	—		(0.05)
Premiums from shares sold in at the market offerings	0.0384	0.0078	—	—	—	—	—		—
Net asset value, end of period	$20.19	$31.73	$25.00	$19.93	$19.55	$21.03	$19.56		$21.63
Market value, end of period	$21.89	$32.62	$22.35	$20.65	$18.94	$20.49	$17.83		$19.28
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(c)(d)
Net asset value	(29.91%)	36.76%	38.59%	13.05%	2.40%	19.19%	1.03%		(5.78%)
Market value	(26.08%)	57.27%	19.58%	20.85%	1.82%	27.40%	3.32%		(19.79%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(d)	2.75%	2.10%	2.50%	3.22%	2.82%	2.17%	2.02%		1.91	%(e)
Net investment income (loss)	(1.73%)	(3.97%)	3.22%	3.70%	4.06%	4.26%	4.48%		3.65	%(e)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$526,613	$788,554	$612,024	$487,709	$477,256	$512,737	$477,070		$527,472
Portfolio turnover rate	42%	48%	85%	50%	67%	78%	40%		23%
Average commission rate paid	$0.0563	$0.0217	$0.0243	$0.0182	$0.0249	$0.0212	$0.0233		$0.0198
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$92,000	$92,000	$64,000	$64,000	$64,000	$64,000	$—		$—
Notes Payable (000's omitted)	$230,000	$270,000	$204,600	$180,600	$187,500	$169,000	$195,000		$220,000
Asset coverage per $1,000 of loan outstanding(f)	$3,690	$4,261	$4,304	$4,055	$3,887	$4,413	$3,447		$3,398
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(g)	$231	$313	$344	$286	$285	$291	$—		$—

www.calamos.com

Calamos Global Dynamic Income Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2024		2023	2022
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$5.99		$6.12	$10.14
Income from investment operations:
Net investment income (loss)*	(0.03)		(0.08)	(0.07)
Net realized and unrealized gain (loss)	1.52		0.55	(3.15)
Total from investment operations	1.49		0.47	(3.22)
Less distributions to common shareholders from:
Net investment income	(0.15)		(0.10)	(0.01)
Net realized gains	(0.15)		(0.20)	(0.09)
Return of capital	—		(0.30)	(0.72)
Total distributions	(0.30)		(0.60)	(0.82)
Premiums from shares sold in at the market offerings	—		—	0.0191
Net asset value, end of period	$7.18		$5.99	$6.12
Market value, end of period	$6.37		$5.22	$5.64
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value	25.95%		8.29%	(32.89%)
Market value	28.23%		2.40%	(39.64%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(b)	4.12	%(c)	3.68%	2.73%
Net investment income (loss)	(0.94	%)(c)	(1.19%)	(0.85%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$458,349		$382,865	$391,101
Portfolio turnover rate	113%		114%	134%
Average commission rate paid	$0.0047		$0.0036	$0.0117
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$70,000		$70,000	$70,000
Notes Payable (000's omitted)	$147,050		$130,550	$109,550
Asset coverage per $1,000 of loan outstanding(d)	$4,593		$4,469	$5,209
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(e)	$241		$208	$204

*  Net investment income (loss) calculated based on average shares method.

(a)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(b)  Ratio of net expenses, excluding interest expense on Notes Payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.63%, 1.58%, 1.66%, 1.55%, 1.61%, 1.65%, 1.60%, 1.53%, 1.54%, 1.53% and 1.48%, respectively.

(c)  Annualized.

(d)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Dynamic Income Fund Financial Highlights

	YEAR ENDED OCTOBER 31,
	2021	2020	2019	2018	2017	2016	2015	2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.03	$7.90	$7.98	$9.21	$8.16	$8.92	$9.86	$10.05
Income from investment operations:
Net investment income (loss)*	0.03	0.15	0.17	0.18	0.22	0.28	0.28	0.40
Net realized and unrealized gain (loss)	2.92	0.82	0.59	(0.57)	1.67	(0.20)	(0.38)	0.21
Total from investment operations	2.95	0.97	0.76	(0.39)	1.89	0.08	(0.10)	0.61
Less distributions to common shareholders from:
Net investment income	(0.15)	(0.32)	(0.28)	(0.84)	(0.76)	(0.46)	(0.72)	(0.70)
Net realized gains	(0.69)	(0.52)	(0.14)	—	(0.08)	—	—	—
Return of capital	—	—	(0.42)	—	—	(0.38)	(0.12)	(0.10)
Total distributions	(0.84)	(0.84)	(0.84)	(0.84)	(0.84)	(0.84)	(0.84)	(0.80)
Premiums from shares sold in at the market offerings	0.0026	—	—	—	—	—	—	—
Net asset value, end of period	$10.14	$8.03	$7.90	$7.98	$9.21	$8.16	$8.92	$9.86
Market value, end of period	$10.39	$7.80	$8.13	$7.59	$9.13	$7.16	$7.68	$9.01
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value	37.46%	14.00%	10.29%	(4.85%)	25.23%	2.98%	(0.15%)	7.02%
Market value	45.01%	7.60%	19.34%	(8.71%)	41.48%	4.95%	(5.92%)	10.93%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(b)	2.27%	2.70%	3.41%	2.97%	2.23%	2.06%	1.89%	1.79%
Net investment income (loss)	0.26%	1.91%	2.12%	1.95%	2.58%	3.42%	2.97%	3.92%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$609,038	$476,533	$468,186	$471,953	$543,275	$481,513	$526,508	$581,624
Portfolio turnover rate	117%	128%	78%	93%	99%	29%	45%	32%
Average commission rate paid	$0.0173	$0.0210	$0.0279	$0.0199	$0.0295	$0.0289	$0.0244	$0.0269
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$70,000	$65,000	$65,000	$65,000	$65,000	$—	$—	$—
Notes Payable (000's omitted)	$206,500	$153,250	$174,500	$204,000	$160,000	$196,000	$224,400	$230,000
Asset coverage per $1,000 of loan outstanding(d)	$4,288	$4,534	$4,056	$3,632	$4,802	$3,457	$3,346	$3,529
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(e)	$316	$267	$272	$285	$295	$—	$—	$—

www.calamos.com

Calamos Global Total Return Fund Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,
	2024		2023	2022
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.12		$9.59	$15.82
Income from investment operations:
Net investment income (loss)*	(0.07)		(0.17)	(0.12)
Net realized and unrealized gain (loss)	2.44		0.66	(4.96)
Total from investment operations	2.37		0.49	(5.08)
Less distributions to common shareholders from:
Net investment income	(0.24)		(0.17)	(0.08)
Net realized gains	(0.24)		(0.50)	(0.26)
Return of capital	—		(0.29)	(0.84)
Total distributions	(0.48)		(0.96)	(1.18)
Premiums from shares sold in at the market offerings	—		—	0.0279
Net asset value, end of period	$11.01		$9.12	$9.59
Market value, end of period	$9.96		$8.15	$9.12
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value	26.92%		5.26%	(33.22%)
Market value	28.46%		(0.98%)	(36.65%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(b)	4.28	%(c)	3.86%	2.86%
Net investment income (loss)	(1.44	%)(c)	(1.73%)	(0.93%)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$108,165		$89,579	$94,186
Portfolio turnover rate	102%		120%	118%
Average commission rate paid	$0.0063		$0.0038	$0.0123
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$17,000		$17,000	$17,000
Notes Payable (000's omitted)	$34,350		$30,100	$26,000
Asset coverage per $1,000 of loan outstanding(d)	$4,644		$4,541	$5,276
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(e)	$235		$201	$202

*  Net investment income (loss) calculated based on average shares method.

(a)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(b)  Ratio of net expenses, excluding interest expense on Notes payable and interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares, to average net assets was 1.82%, 1.82%, 1.83%, 1.69%, 1.75%, 1.75% , 1.69%,1.62%, 1.62%, 1.63%, and 1.59%, respectively.

(c)  Annualized.

(d)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable and Mandatory Redeemable Preferred Shares) from the Fund's total assets and dividing this by the amount of Mandatory Redeemable Preferred Shares outstanding, and by multiplying the result by 25.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Calamos Global Total Return Fund Financial Highlights

	YEAR ENDED OCTOBER 31,
	2021	2020	2019	2018	2017	2016	2015	2014
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.99	$11.60	$11.65	$13.40	$12.19	$13.29	$14.21	$14.56
Income from investment operations:
Net investment income (loss)*	(0.06)	0.17	0.17	0.18	0.23	0.21	0.22	0.26
Net realized and unrealized gain (loss)	5.05	1.40	0.98	(0.73)	2.18	(0.11)	0.06	0.59
Total from investment operations	4.99	1.57	1.15	(0.55)	2.41	0.10	0.28	0.85
Less distributions to common shareholders from:
Net investment income	(0.24)	(0.31)	(0.41)	(0.97)	(1.09)	(0.99)	(0.85)	(0.85)
Net realized gains	(0.96)	(0.89)	(0.24)	(0.23)	(0.11)	(0.20)	—	(0.19)
Return of capital	—	—	(0.55)	—	—	(0.01)	(0.35)	(0.16)
Total distributions	(1.20)	(1.20)	(1.20)	(1.20)	(1.20)	(1.20)	(1.20)	(1.20)
Premiums from shares sold in at the market offerings	0.0362	0.0176	—	0.0236	—	—	—	—
Net asset value, end of period	$15.82	$11.99	$11.60	$11.65	$13.40	$12.19	$13.29	$14.21
Market value, end of period	$15.86	$11.63	$12.12	$11.50	$13.98	$10.96	$11.96	$13.57
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value	42.86%	15.08%	10.35%	(5.06%)	21.44%	2.22%	2.39%	6.19%
Market value	47.65%	6.83%	16.80%	(10.17%)	40.91%	2.13%	(3.51%)	5.54%
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(b)	2.30%	2.75%	3.42%	2.98%	2.34%	2.11%	2.00%	1.92%
Net investment income (loss)	(0.37%)	1.50%	1.48%	1.39%	1.87%	1.73%	1.56%	1.78%
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$148,697	$106,882	$100,526	$100,722	$113,638	$103,158	$112,474	$120,277
Portfolio turnover rate	120%	153%	81%	119%	134%	114%	76%	95%
Average commission rate paid	$0.0179	$0.0214	$0.0317	$0.0203	$0.0272	$0.0279	$0.0279	$0.0253
Mandatory Redeemable Preferred Shares, at redemption value ($25 per share liquidation preference) (000's omitted)	$17,000	$12,000	$12,000	$12,000	$12,000	$—	$—	$—
Notes Payable (000's omitted)	$50,500	$37,000	$38,300	$43,000	$36,000	$42,000	$44,000	$49,000
Asset coverage per $1,000 of loan outstanding(d)	$4,281	$4,213	$3,938	$3,621	$4,490	$3,456	$3,556	$3,455
Asset coverage per $25 liquidation value per share of Mandatory Redeemable Preferred Shares(e)	$318	$325	$314	$324	$337	$—	$—	$—

www.calamos.com

Calamos Long/Short Equity & Dynamic Income Trust Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	(UNAUDITED) SIX MONTHS ENDED APRIL 30,		YEAR ENDED OCTOBER 31,			NOVEMBER 29, 2019• THROUGH OCTOBER 31,
	2024		2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.54		$17.66	$21.52	$17.44	$20.00
Income from investment operations:
Net investment income (loss)*	0.21		0.24	0.18	0.22	0.31
Net realized and unrealized gain (loss)	2.02		0.32	(2.36)	5.42	(1.84)
Total from investment operations	2.23		0.56	(2.18)	5.64	(1.53)
Less distributions to common shareholders from:
Net investment income	(0.37)		(0.34)	(0.40)	(0.55)	(0.40)
Net realized gains	(0.47)		(1.34)	(1.28)	(1.01)	(0.63)
Total distributions	(0.84)		(1.68)	(1.68)	(1.56)	(1.03)
Premiums from shares sold in at the market offerings	—		—	—	—	—
Net asset value, end of period	$17.93		$16.54	$17.66	$21.52	$17.44
Market value, end of period	$15.33		$13.73	$15.75	$20.68	$14.13
TOTAL RETURN APPLICABLE TO COMMON SHAREHOLDERS
Total investment return based on:(a)
Net asset value(b)	14.66%		4.32%	(10.05%)	33.57%	(6.72%)
Market value	18.03%		(2.85%)	(16.56%)	58.49%	(24.42%)
RATIOS TO AVERAGE NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Net expenses(c)	4.92	%(d)	4.52%	3.21%	2.45%	2.12	%(d)
Net investment income (loss)	2.47	%(d)	1.34%	0.89%	1.03%	1.82	%(d)
SUPPLEMENTAL DATA
Net assets applicable to common shareholders, end of period (000)	$352,048		$324,777	$346,747	$422,483	$342,473
Portfolio turnover rate	140%		210%	222%	213%	155%
Average commission rate paid	$0.0137		$0.0136	$0.0126	$0.0109	$0.0113
Notes Payable (000's omitted)	$120,000		$120,000	$120,000	$120,000	$69,200
Asset coverage per $1,000 of loan outstanding(e)	$3,934		$3,706	$3,890	$4,521	$5,949

•  Commencement of operations.

*  Net investment income (loss) calculated based on average shares method.

(a)  Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(b)  Includes payment by affiliates, which impacted the total return. Excluding such payment the total return would be 3.97% (see Note 2).

(c)  Ratio of net expenses, excluding interest expense on Notes Payable and dividend expense on short positions, to average net assets was 2.00%, 1.98%, 1.92%, 1.75% and 1.62%, respectively.

(d)  Annualized.

(e)  Calculated by subtracting the Fund's total liabilities (not including Notes payable) from the Fund's total assets and dividing this by the amount of Notes payable outstanding, and by multiplying the result by 1,000.
CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.1%)
	Other (0.1%)
765,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $710,508)	$695,266
CORPORATE BONDS (40.9%)
	Airlines (0.6%)
834,487	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	810,254
336,297	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	340,114
999,940	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	906,545
478,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	472,971
907,663	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	824,785
765,300	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	783,423
		4,138,092
	Communication Services (4.1%)
800,000	Altice France Holding, SA* 10.500%, 05/15/27	286,792
1,100,000	Altice France, SA* 5.500%, 10/15/29	721,600
1,160,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,056,818
1,025,000	Ashtead Capital, Inc.*^ 2.450%, 08/12/31	814,301
1,193,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	42,113
448,000	6.500%, 05/01/27	15,989
856,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	781,151
475,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	466,051
425,000	9.000%, 09/15/28^	437,487
1,345,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,168,133
1,450,000	CSC Holdings, LLC* 5.375%, 02/01/28	1,118,240
1,350,000	4.625%, 12/01/30	587,358
1,125,000	4.500%, 11/15/31	715,343
1,100,000	5.750%, 01/15/30	482,768
950,000	5.500%, 04/15/27	779,817
PRINCIPAL AMOUNT		VALUE
487,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	$454,220
1,000,000	Frontier California, Inc. 6.750%, 05/15/27	953,020
239,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	243,560
1,519,000	Frontier Florida, LLC 6.860%, 02/01/28	1,447,212
1,445,000	Frontier North, Inc. 6.730%, 02/15/28	1,370,510
835,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	741,847
250,000	5.250%, 12/01/27	241,700
240,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	138,257
595,000	iHeartCommunications, Inc. 8.375%, 05/01/27	317,141
355,000	5.250%, 08/15/27*^	260,872
1,215,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,126,463
722,947	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	119,814
720,000	Lumen Technologies, Inc. 7.600%, 09/15/39	220,363
485,000	4.000%, 02/15/27*	258,219
240,000	7.650%, 03/15/42	73,488
478,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	395,143
570,000	Nexstar Media, Inc.* 5.625%, 07/15/27	536,438
930,000	Paramount Global 4.900%, 08/15/44	651,986
336,000	Qwest Corp. 7.250%, 09/15/25	333,023
477,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	352,970
239,000	5.375%, 01/15/31	141,543
810,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	640,378
1,250,000	Sirius XM Radio, Inc.* 5.500%, 07/01/29	1,165,675
963,000	4.000%, 07/15/28	858,582
475,000	3.125%, 09/01/26	443,522
239,000	3.875%, 09/01/31^	192,287
874,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	416,610
2,430,000	Sprint, LLCµ 7.125%, 06/15/24	2,433,353
1,080,000	Stagwell Global, LLC* 5.625%, 08/15/29	968,814
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
473,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	$216,464
385,000	Time Warner Cable, LLC 7.300%, 07/01/38	373,935
1,100,000	United States Cellular Corp. 6.700%, 12/15/33	1,074,062
724,000	Univision Communications, Inc.* 8.000%, 08/15/28	725,701
480,000	Viasat, Inc.*^ 5.625%, 04/15/27	440,074
		29,801,207
	Consumer Discretionary (8.7%)
1,162,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,171,877
955,000	Adams Homes, Inc.* 9.250%, 10/15/28	987,289
715,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	743,214
840,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	758,352
837,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	758,188
705,000	6.625%, 01/15/28	703,978
1,208,000	At Home Group, Inc.* 4.875%, 07/15/28	574,295
1,264,000	Bath & Body Works, Inc. 6.694%, 01/15/27	1,273,783
720,000	6.875%, 11/01/35	716,868
400,000	Benteler International AG* 10.500%, 05/15/28	426,908
604,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29	538,937
472,000	8.125%, 07/01/27	479,354
481,000	Carnival Corp.* 7.625%, 03/01/26	484,247
481,000	4.000%, 08/01/28	439,466
60,000	7.000%, 08/15/29^	61,653
207,436	Carvana Company* 14.000%, 06/01/31	208,220
174,771	13.000%, 06/01/30	173,656
116,013	12.000%, 12/01/28	113,646
2,130,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	1,999,772
1,685,000	4.500%, 08/15/30	1,371,641
1,100,000	6.375%, 09/01/29	1,008,381
1,055,000	4.750%, 03/01/30	878,330
951,000	4.250%, 02/01/31	747,410
565,000	5.000%, 02/01/28	515,263
478,000	4.750%, 02/01/32	376,253
478,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	456,136
PRINCIPAL AMOUNT		VALUE
750,000	Cedar Fair, LP 5.250%, 07/15/29	$701,047
478,000	Churchill Downs, Inc.* 6.750%, 05/01/31	474,793
790,000	Dana, Inc. 4.250%, 09/01/30	686,470
723,000	4.500%, 02/15/32	613,465
1,010,000	DISH DBS Corp. 5.125%, 06/01/29	408,101
720,000	5.250%, 12/01/26*	567,914
595,000	7.375%, 07/01/28	267,084
480,000	5.750%, 12/01/28*	325,781
408,000	7.750%, 07/01/26	257,346
946,000	DISH Network Corp.* 11.750%, 11/15/27	954,665
1,365,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,272,808
1,058,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,039,242
1,000,000	Ford Motor Company 6.100%, 08/19/32	981,230
1,525,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	1,331,218
1,245,000	7.200%, 06/10/30^	1,290,965
1,150,000	5.113%, 05/03/29	1,096,157
865,000	7.350%, 11/04/27	895,059
800,000	2.900%, 02/16/28	712,368
359,000	Gap, Inc.* 3.875%, 10/01/31	293,684
490,000	General Motors Company 5.200%, 04/01/45	419,808
1,700,000	goeasy, Ltd.* 9.250%, 12/01/28	1,799,467
859,000	7.625%, 07/01/29	860,409
515,000	Goodyear Tire & Rubber Company 5.250%, 07/15/31^	456,249
480,000	5.625%, 04/30/33	422,429
407,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	371,286
1,026,000	Guitar Center, Inc.*^& 8.500%, 01/15/26	907,282
770,000	International Game Technology, PLC* 6.250%, 01/15/27	769,546
262,459	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	265,186
1,077,000	Kohl's Corp. 5.550%, 07/17/45	739,694
955,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	993,907
965,000	Liberty Interactive, LLC 8.250%, 02/01/30	536,086
937,000	Life Time, Inc.* 8.000%, 04/15/26	938,574

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
480,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	$489,845
360,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	377,507
616,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	611,318
635,000	M/I Homes, Inc. 3.950%, 02/15/30	551,472
1,121,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	944,801
730,000	4.300%, 02/15/43^	577,445
1,219,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,114,958
575,000	Newell Brands, Inc. 5.700%, 04/01/26	567,237
500,000	Nordstrom, Inc. 5.000%, 01/15/44	379,930
480,000	6.950%, 03/15/28	476,976
465,000	4.250%, 08/01/31	401,397
1,449,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,318,489
1,105,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	926,112
480,000	Phinia, Inc.* 6.750%, 04/15/29	482,054
1,340,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	1,001,235
470,000	QVC, Inc. 5.450%, 08/15/34	308,762
480,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	515,208
1,880,000	Rite Aid Corp.*@ 8.000%, 11/15/26	1,213,220
478,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	492,459
119,000	6.250%, 03/15/32	117,327
1,350,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,167,750
1,445,000	Six Flags Entertainment Corp.*^ 7.250%, 05/15/31	1,443,295
1,090,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	976,607
698,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	658,744
1,005,000	Station Casinos, LLC* 4.500%, 02/15/28	932,901
950,000	STL Holding Company, LLC* 8.750%, 02/15/29	977,179
589,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	574,151
PRINCIPAL AMOUNT		VALUE
240,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	$257,626
1,100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,087,306
950,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	972,952
300,000	6.875%, 04/23/32	303,393
300,000	6.750%, 04/23/30	300,897
		64,136,990
	Consumer Staples (1.9%)
1,090,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	1,071,339
1,413,000	Arrow Bidco, LLC* 10.750%, 06/15/25	1,457,594
970,000	B&G Foods, Inc.* 8.000%, 09/15/28	1,006,686
1,099,000	Central Garden & Pet Company* 4.125%, 04/30/31	953,844
1,092,000	Edgewell Personal Care Company* 4.125%, 04/01/29	990,313
1,331,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,177,283
240,000	6.500%, 12/31/27^	237,879
1,415,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30^	1,367,074
595,000	5.125%, 02/01/28µ	578,560
370,000	5.750%, 04/01/33	354,297
621,000	New Albertsons, LP 7.750%, 06/15/26	639,574
957,000	Performance Food Group, Inc.* 4.250%, 08/01/29	858,142
700,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	619,934
475,000	Post Holdings, Inc.* 6.250%, 02/15/32	469,827
909,000	Prestige Brands, Inc.* 3.750%, 04/01/31	774,459
815,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	626,531
1,020,000	Vector Group, Ltd.* 5.750%, 02/01/29	928,190
		14,111,526
	Energy (5.5%)
479,000	Antero Resources Corp.* 5.375%, 03/01/30	455,797
958,000	Apache Corp. 5.100%, 09/01/40	797,822
500,000	Buckeye Partners, LP 5.850%, 11/15/43	418,635
477,000	Cheniere Energy, Inc.µ 4.625%, 10/15/28	456,413
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
720,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	$720,821
1,341,000	Civitas Resources, Inc.* 8.750%, 07/01/31	1,427,092
480,000	Continental Resources, Inc. 4.900%, 06/01/44	387,014
477,000	2.875%, 04/01/32*	381,352
742,000	DT Midstream, Inc.* 4.125%, 06/15/29	672,638
941,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	968,289
360,000	9.875%, 07/15/31	398,365
555,000	Enbridge, Inc.^‡ 7.375%, 01/15/83 5 year CMT + 3.71%	546,270
525,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	534,812
1,400,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. USD SOFR + 3.28%	1,271,704
700,000	6.500%, 11/15/26 5 year CMT + 5.69%	679,973
1,235,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. USD LIBOR + 4.11%	1,219,649
1,015,000	4.850%, 07/15/26	989,605
600,000	Enlink Midstream, LLC* 6.500%, 09/01/30	607,716
1,580,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	1,609,767
470,000	6.375%, 04/01/29	466,997
719,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	744,834
478,000	6.250%, 05/15/26	474,587
955,000	Gulfport Energy Corp. 8.000%, 05/17/26*	969,373
288,135	8.000%, 05/17/26	292,471
1,340,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,287,592
717,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	708,711
950,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	961,286
940,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	927,526
720,000	Matador Resources Company* 6.500%, 04/15/32	714,118
500,000	Moss Creek Resources Holdings, Inc.* 10.500%, 05/15/27	511,955
455,000	7.500%, 01/15/26	454,509
PRINCIPAL AMOUNT		VALUE
720,000	Nabors Industries, Inc.* 7.375%, 05/15/27	$714,132
360,000	9.125%, 01/31/30^	372,622
720,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	683,222
618,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	611,474
1,006,000	Oceaneering International, Inc. 6.000%, 02/01/28	969,663
1,025,000	Parkland Corp.* 5.875%, 07/15/27	1,002,614
506,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	483,594
238,000	Permian Resources Operating LLC* 7.000%, 01/15/32	243,181
960,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. USD LIBOR + 4.11%	956,698
1,340,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,239,339
479,000	Southwestern Energy Company 4.750%, 02/01/32	431,929
1,291,500	Transocean, Inc.* 8.750%, 02/15/30	1,348,042
475,000	8.250%, 05/15/29	472,430
600,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	594,864
240,000	4.125%, 08/15/31	210,221
240,000	3.875%, 08/15/29	212,064
1,195,000	Venture Global LNG, Inc.* 8.375%, 06/01/31	1,227,301
715,000	8.125%, 06/01/28	731,917
480,000	9.875%, 02/01/32	512,251
480,000	9.500%, 02/01/29	516,346
570,000	Vital Energy, Inc. 7.750%, 07/31/29*	574,224
499,000	7.875%, 04/15/32*	506,889
368,000	9.750%, 10/15/30	401,304
1,000,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	954,430
1,195,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,241,462
		40,269,906
	Financials (7.1%)
1,550,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	1,540,483
1,440,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,451,678
1,675,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	1,646,006
120,000	7.000%, 01/15/31	120,734

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,087,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	$923,483
445,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	344,866
402,000	8.000%, 11/01/31	435,672
1,923,000	AmWINS Group, Inc.* 4.875%, 06/30/29	1,750,699
726,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	668,820
475,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	486,685
1,436,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,310,249
1,145,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	1,025,806
1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	970,330
925,000	Credit Acceptance Corp. 6.625%, 03/15/26^	922,789
635,000	9.250%, 12/15/28*	673,875
960,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	998,928
1,247,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	1,246,464
1,075,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	1,104,541
1,197,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,019,509
1,000,000	GTCR W-2 Merger Sub, LLC* 7.500%, 01/15/31	1,032,000
535,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	549,402
1,430,000	HUB International, Ltd.* 5.625%, 12/01/29	1,319,447
475,000	7.375%, 01/31/32	473,043
718,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	605,023
1,300,000	ILFC E-Capital Trust II*‡ 7.395%, 12/21/65 3 mo. USD LIBOR + 1.80%	1,038,648
1,990,000	Iron Mountain, Inc.* 5.250%, 03/15/28	1,906,659
2,435,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	2,193,302
1,874,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	1,843,323
1,033,000	4.750%, 06/15/29	923,905
PRINCIPAL AMOUNT		VALUE
875,000	LD Holdings Group, LLC* 6.125%, 04/01/28	$664,248
985,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	385,371
480,000	4.625%, 09/15/27	283,080
720,000	LPL Holdings, Inc.*µ 4.000%, 03/15/29	653,731
955,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	1,001,021
476,407	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 14.750%, 11/14/28	519,612
1,498,000	MetLife, Inc. 6.400%, 12/15/66	1,494,300
1,300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,223,690
1,038,000	Navient Corp. 5.000%, 03/15/27	980,401
525,000	4.875%, 03/15/28	475,209
630,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	537,957
475,000	Newmark Group, Inc.* 7.500%, 01/12/29	480,254
670,000	OneMain Finance Corp. 9.000%, 01/15/29	704,358
660,000	3.875%, 09/15/28	582,377
479,000	7.125%, 03/15/26^	483,680
1,493,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,435,833
1,100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,013,595
950,000	6.500%, 04/01/32	932,245
450,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	383,355
445,000	3.625%, 03/01/29	393,055
220,000	2.875%, 10/15/26	202,424
1,190,000	StoneX Group, Inc.* 7.875%, 03/01/31	1,204,256
943,000	8.625%, 06/15/25	946,847
1,123,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	1,045,412
480,000	5.750%, 06/15/27	461,299
478,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	496,523
465,000	6.500%, 02/15/29	374,199
1,100,000	VZ Secured Financing, BV* 5.000%, 01/15/32	929,599
1,017,000	XHR, LP* 6.375%, 08/15/25	1,016,583
		51,830,883
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Health Care (2.8%)
1,934,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28^	$1,514,980
382,000	14.000%, 10/15/30	246,818
359,000	6.125%, 02/01/27^	263,585
1,917,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	1,357,696
544,000	8.000%, 03/15/26	542,167
538,000	6.875%, 04/15/29	399,535
475,000	10.875%, 01/15/32	487,198
120,000	5.250%, 05/15/30	98,387
1,139,000	DaVita, Inc.* 3.750%, 02/15/31	938,844
1,061,000	4.625%, 06/01/30	932,067
717,000	Embecta Corp.* 5.000%, 02/15/30^	553,230
240,000	6.750%, 02/15/30	206,431
470,000	Encompass Health Corp. 4.750%, 02/01/30	431,939
470,000	4.500%, 02/01/28	442,129
1,109,000	HCA, Inc.^ 7.500%, 11/06/33	1,209,786
300,000	Jazz Securities DAC* 4.375%, 01/15/29	274,854
1,215,000	Medline Borrower, LP* 3.875%, 04/01/29	1,088,275
1,208,000	5.250%, 10/01/29	1,125,675
1,760,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	1,523,315
450,000	4.125%, 04/30/28	410,328
1,025,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	954,542
2,250,000	Tenet Healthcare Corp. 6.250%, 02/01/27	2,245,252
1,315,000	6.875%, 11/15/31	1,361,235
1,215,000	Teva Pharmaceutical Finance Netherlands III, BV 5.125%, 05/09/29^	1,153,242
800,000	4.750%, 05/09/27	766,512
440,000	3.150%, 10/01/26	407,858
		20,935,880
	Industrials (5.8%)
950,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	958,541
1,100,000	ACCO Brands Corp.* 4.250%, 03/15/29	960,025
740,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	733,532
965,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	835,709
PRINCIPAL AMOUNT		VALUE
1,600,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	$1,529,856
720,000	5.875%, 02/15/28	706,226
620,000	Allegiant Travel Company*^ 7.250%, 08/15/27	600,569
538,000	Arcosa, Inc.* 4.375%, 04/15/29	492,523
2,450,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	683,844
753,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	673,958
478,000	Boeing Company* 6.388%, 05/01/31	481,489
480,000	Bombardier, Inc.* 8.750%, 11/15/30	511,027
395,000	7.875%, 04/15/27	393,768
300,000	7.250%, 07/01/31	301,170
956,000	BWX Technologies, Inc.* 4.125%, 04/15/29	872,015
1,000,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	942,750
239,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	231,787
1,265,000	Deluxe Corp.* 8.000%, 06/01/29	1,149,151
957,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	965,135
478,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	475,127
500,000	EnerSys* 6.625%, 01/15/32	498,655
475,000	4.375%, 12/15/27	445,346
355,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	361,976
580,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	525,010
625,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	599,631
446,000	3.500%, 03/01/29	395,147
1,054,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	890,324
2,244,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	1,988,229
1,198,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,126,168
1,250,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,215,737
1,120,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,069,096
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
564,000	JELD-WEN, Inc.* 4.625%, 12/15/25	$550,735
500,000	4.875%, 12/15/27	475,355
1,575,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,467,412
955,000	Knife River Holding Company* 7.750%, 05/01/31	993,935
234,000	MasTec, Inc.*µ^ 4.500%, 08/15/28	218,825
119,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	118,269
588,000	Moog, Inc.* 4.250%, 12/15/27	550,233
1,198,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	900,309
940,000	Novelis Corp.* 4.750%, 01/30/30	858,455
360,000	OI European Group, BV* 4.750%, 02/15/30	329,558
1,100,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	1,023,264
743,000	Sealed Air Corp.* 6.125%, 02/01/28	734,760
239,000	5.000%, 04/15/29	225,050
240,000	Sealed Air Corp./Sealed Air Corp. U.S.* 7.250%, 02/15/31	244,817
450,000	Sensata Technologies, BV* 4.000%, 04/15/29	403,025
479,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	405,833
717,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	493,884
475,000	5.500%, 03/01/30	329,451
955,000	Standard Industries, Inc.* 5.000%, 02/15/27	921,680
773,000	Stericycle, Inc.*^ 3.875%, 01/15/29	691,155
1,035,000	TransDigm, Inc.* 6.875%, 12/15/30	1,042,856
710,000	6.750%, 08/15/28	713,387
360,000	7.125%, 12/01/31	367,373
235,000	6.625%, 03/01/32	234,984
480,000	Tronox, Inc.* 4.625%, 03/15/29	429,806
353,898	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	326,892
961,000	Vertiv Group Corp.* 4.125%, 11/15/28	890,568
1,004,000	Wabash National Corp.* 4.500%, 10/15/28	903,700
PRINCIPAL AMOUNT		VALUE
855,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	$837,592
565,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	522,636
480,000	7.375%, 10/01/31	490,694
		42,310,014
	Information Technology (1.8%)
238,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	218,344
557,000	Coherent Corp.* 5.000%, 12/15/29	514,451
895,000	CommScope, Inc.*^ 4.750%, 09/01/29	625,829
430,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	432,649
478,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	435,640
480,000	Fair Isaac Corp.* 4.000%, 06/15/28	442,776
1,050,000	KBR, Inc.* 4.750%, 09/30/28	981,036
1,050,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28^	773,283
480,000	5.500%, 09/01/28	392,131
477,000	NCL Corp., Ltd.* 8.125%, 01/15/29	497,239
478,000	NCR Voyix Corp.* 5.125%, 04/15/29	439,645
723,000	ON Semiconductor Corp.* 3.875%, 09/01/28	656,296
705,000	Open Text Corp.* 3.875%, 02/15/28	644,039
475,000	6.900%, 12/01/27	485,934
359,000	3.875%, 12/01/29	314,782
359,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	308,219
840,000	Playtika Holding Corp.* 4.250%, 03/15/29	723,551
1,350,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,209,559
680,000	Twilio, Inc. 3.625%, 03/15/29	604,017
236,000	3.875%, 03/15/31	204,650
356,000	UKG, Inc.* 6.875%, 02/01/31	356,833
1,200,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,015,620
1,100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	972,763
		13,249,286
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Materials (1.8%)
500,000	ArcelorMittal, SA 7.000%, 10/15/39	$529,325
534,000	ATI, Inc. 5.875%, 12/01/27	524,564
242,000	Carpenter Technology Corp. 7.625%, 03/15/30	247,249
955,000	Chemours Company* 4.625%, 11/15/29	819,123
1,530,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,391,458
716,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	699,618
478,000	Commercial Metals Company 4.125%, 01/15/30	429,402
239,000	4.375%, 03/15/32	210,817
1,115,000	Constellium, SE*^ 3.750%, 04/15/29	990,399
477,000	HB Fuller Company 4.250%, 10/15/28	440,767
475,000	INEOS Finance, PLC*^ 6.750%, 05/15/28	467,353
725,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	732,148
850,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	792,599
235,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	219,189
1,020,000	Mercer International, Inc. 5.125%, 02/01/29^	892,061
483,000	12.875%, 10/01/28*	527,808
935,000	OCI, NV* 6.700%, 03/16/33	898,451
720,000	Owens-Brockway Glass Container, Inc.*^ 7.250%, 05/15/31	722,045
472,000	6.625%, 05/13/27	472,142
1,105,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,031,716
478,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	123,759
		13,161,993
	Other (0.1%)
500,000	Gen Digital, Inc.* 6.750%, 09/30/27	502,135
260,000	7.125%, 09/30/30	263,120
		765,255
	Real Estate (0.4%)
764,000	EPR Properties 3.750%, 08/15/29	664,734
PRINCIPAL AMOUNT		VALUE
750,000	Forestar Group, Inc.* 5.000%, 03/01/28	$713,063
502,000	3.850%, 05/15/26	477,246
1,073,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	972,020
465,000	Service Properties Trust 5.250%, 02/15/26	447,590
		3,274,653
	Special Purpose Acquisition Companies (0.2%)
955,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	832,588
477,000	4.625%, 01/15/29	431,847
		1,264,435
	Utilities (0.1%)
350,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. USD LIBOR + 2.67%	347,322
450,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	443,164
250,000	8.000%, 10/15/26 5 year CMT + 6.93%	252,848
		1,043,334
	TOTAL CORPORATE BONDS (Cost $305,197,055)	300,293,454
CONVERTIBLE BONDS (102.1%)
	Communication Services (8.1%)
960,000	Cable One, Inc.µ 0.000%, 03/15/26	830,275
8,250,000	Liberty Media Corp.*µ 2.375%, 09/30/53	8,656,395
9,000,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	9,373,770
5,250,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	4,285,470
6,000,000	Perficient, Inc.µ 0.125%, 11/15/26	5,275,680
14,500,000	Sea, Ltd.^ 0.250%, 09/15/26	12,470,870
10,500,000	Snap, Inc.µ 0.000%, 05/01/27	8,576,715
5,750,000	0.750%, 08/01/26	5,966,775
3,500,000	Zillow Group, Inc.^ 1.375%, 09/01/26	4,041,415
		59,477,365
	Consumer Discretionary (18.8%)
11,500,000	Airbnb, Inc.µ 0.000%, 03/15/26	10,590,695
4,500,000	Booking Holdings, Inc. 0.750%, 05/01/25	8,268,075
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
4,250,000	Carnival Corp. 5.750%, 12/01/27	$6,003,635
6,750,000	Chegg, Inc.µ 0.000%, 09/01/26	5,425,312
6,691,000	DISH Network Corp.µ 0.000%, 12/15/25	4,911,194
11,500,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	9,571,910
12,750,000	Etsy, Inc.µ 0.125%, 09/01/27	10,582,372
16,750,000	Ford Motor Companyµ 0.000%, 03/15/26	16,721,022
2,435,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,116,399
10,250,000	Marriott Vacations Worldwide Corp.µ 3.250%, 12/15/27	9,397,712
11,500,000	Rivian Automotive, Inc. 4.625%, 03/15/29	7,855,190
2,000,000	Royal Caribbean Cruises, Ltd.µ 6.000%, 08/15/25	5,700,900
5,750,000	Shake Shack, Inc.µ 0.000%, 03/01/28	5,212,318
3,250,000	Stride, Inc.^ 1.125%, 09/01/27	4,482,693
15,000,000	Vail Resorts, Inc.µ 0.000%, 01/01/26	13,633,050
13,500,000	Wayfair, Inc.µ 3.250%, 09/15/27	14,891,445
3,791,000	Winnebago Industries, Inc.*µ 3.250%, 01/15/30	3,747,366
		138,111,288
	Consumer Staples (0.7%)
4,500,000	Post Holdings, Inc. 2.500%, 08/15/27	5,044,950
	Energy (2.9%)
4,250,000	Kosmos Energy, Ltd.* 3.125%, 03/15/30	4,516,050
4,890,000	Nabors Industries, Inc.µ 1.750%, 06/15/29	3,589,456
4,250,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	5,260,990
2,750,000	Pioneer Natural Resources Companyµ 0.250%, 05/15/25	8,075,512
9,411,000	SunEdison, Inc.@ 0.000%, 01/15/49	94,110
898,000	0.000%, 10/01/49	8,980
		21,545,098
	Financials (1.7%)
4,250,000	Coinbase Global, Inc.*µ 0.250%, 04/01/30	3,843,530
8,250,000	Global Payments, Inc.*^ 1.500%, 03/01/31	8,229,128
		12,072,658
PRINCIPAL AMOUNT		VALUE
	Health Care (21.6%)
4,500,000	Alnylam Pharmaceuticals, Inc.µ 1.000%, 09/15/27	$4,147,200
5,500,000	Alphatec Holdings, Inc.µ 0.750%, 08/01/26	5,547,410
9,500,000	CONMED Corp.µ 2.250%, 06/15/27	8,385,175
12,250,000	CryoPort, Inc.*µ 0.750%, 12/01/26	10,670,240
15,831,000	Dexcom, Inc. 0.250%, 11/15/25	16,599,753
8,000,000	0.375%, 05/15/28*	8,127,200
2,886,000	Enovis Corp.* 3.875%, 10/15/28	3,412,580
6,750,000	Exact Sciences Corp.µ 0.375%, 03/15/27	6,123,195
3,750,000	2.000%, 03/01/30*	3,866,850
7,250,000	Halozyme Therapeutics, Inc.µ 1.000%, 08/15/28	6,841,825
2,088,000	Immunocore Holdings, PLC*µ 2.500%, 02/01/30	2,067,016
4,250,000	Insmed, Inc. 0.750%, 06/01/28	4,353,147
4,500,000	Insulet Corp.µ 0.375%, 09/01/26	4,641,705
9,125,000	Integer Holdings Corp. 2.125%, 02/15/28	12,689,955
4,500,000	Ionis Pharmaceuticals, Inc.µ 0.000%, 04/01/26	4,364,865
4,000,000	iRhythm Technologies, Inc.*µ 1.500%, 09/01/29	4,057,840
9,950,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	9,599,362
3,721,000	Lantheus Holdings, Inc.µ 2.625%, 12/15/27	4,208,191
10,250,000	NeoGenomics, Inc.µ 0.250%, 01/15/28	8,086,225
8,500,000	Omnicell, Inc.µ 0.250%, 09/15/25	7,991,275
8,000,000	Pacira BioSciences, Inc.µ 0.750%, 08/01/25	7,571,040
3,750,000	Sarepta Therapeutics, Inc. 1.250%, 09/15/27	4,303,388
8,250,000	Shockwave Medical, Inc.* 1.000%, 08/15/28	10,485,337
		158,140,774
	Industrials (7.7%)
4,250,000	Axon Enterprise, Inc. 0.500%, 12/15/27	6,193,015
4,125,000	Fluor Corp.*^ 1.125%, 08/15/29	4,494,270
7,250,000	John Bean Technologies Corp.µ 0.250%, 05/15/26	6,550,085
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
4,250,000	Middleby Corp.µ 1.000%, 09/01/25	$5,008,285
4,000,000	Tetra Tech, Inc.*^ 2.250%, 08/15/28	4,543,960
20,000,000	Uber Technologies, Inc. 0.000%, 12/15/25	20,883,400
7,804,000	0.875%, 12/01/28*	8,817,349
		56,490,364
	Information Technology (34.3%)
4,125,000	Advanced Energy Industries, Inc.*µ 2.500%, 09/15/28	4,089,154
8,250,000	Akamai Technologies, Inc. 1.125%, 02/15/29*	8,127,240
4,500,000	0.375%, 09/01/27^	4,568,850
9,250,000	Bentley Systems, Inc. 0.125%, 01/15/26	9,398,740
7,500,000	BILL Holdings, Inc.µ 0.000%, 12/01/25	6,939,300
3,250,000	Camtek, Ltd.* 0.000%, 12/01/26	4,856,150
5,750,000	Confluent, Inc.µ 0.000%, 01/15/27	4,886,235
5,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	7,682,600
4,750,000	Datadog, Inc.µ 0.125%, 06/15/25	6,777,348
6,000,000	DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	5,013,600
9,066,000	Enphase Energy, Inc.µ 0.000%, 03/01/26	8,205,274
2,250,000	Five9, Inc.µ 0.500%, 06/01/25	2,120,648
6,000,000	NCL Corp., Ltd. 1.125%, 02/15/27µ	5,491,320
4,500,000	2.500%, 02/15/27µ	4,219,065
3,000,000	5.375%, 08/01/25	3,688,620
6,250,000	Nutanix, Inc.^ 0.250%, 10/01/27	7,569,812
4,000,000	Okta, Inc.µ 0.375%, 06/15/26	3,630,280
17,250,000	ON Semiconductor Corp.µ 0.500%, 03/01/29	16,720,942
4,250,000	Palo Alto Networks, Inc.µ 0.375%, 06/01/25	12,441,407
6,250,000	Parsons Corp.*µ 2.625%, 03/01/29	6,554,750
7,500,000	Rapid7, Inc.*µ 1.250%, 03/15/29	7,271,925
11,250,000	Repay Holdings Corp.*µ 0.000%, 02/01/26	10,284,637
5,750,000	Seagate HDD Cayman* 3.500%, 06/01/28	6,884,245
PRINCIPAL AMOUNT		VALUE
13,750,000	Shift4 Payments, Inc.µ^ 0.000%, 12/15/25	$14,246,650
6,600,000	SK Hynix, Inc. 1.750%, 04/11/30	10,351,836
12,500,000	Super Micro Computer, Inc.*µ 0.000%, 03/01/29	12,784,000
10,000,000	Tyler Technologies, Inc.µ^ 0.250%, 03/15/26	10,504,800
12,250,000	Unity Software, Inc.µ 0.000%, 11/15/26	10,443,492
3,730,000	Vertex, Inc.* 0.750%, 05/01/29	3,900,648
8,000,000	Western Digital Corp.* 3.000%, 11/15/28	12,084,880
6,250,000	Wix.com, Ltd. 0.000%, 08/15/25	5,793,000
8,750,000	Wolfspeed, Inc. 1.875%, 12/01/29	5,012,963
5,338,000	0.250%, 02/15/28	3,157,907
4,250,000	Zscaler, Inc.µ 0.125%, 07/01/25	5,384,623
		251,086,941
	Materials (1.6%)
1,500,000	ATI, Inc.^ 3.500%, 06/15/25	5,777,490
6,306,000	MP Materials Corp.*µ 0.250%, 04/01/26	5,572,171
		11,349,661
	Other (0.0%)
475,000	Multiplan Corp.*µ 6.000%, 10/15/27 7.000% PIK rate	338,385
	Real Estate (0.7%)
6,000,000	Pebblebrook Hotel Trustµ 1.750%, 12/15/26	5,298,840
	Utilities (4.0%)
4,250,000	CMS Energy Corp.* 3.375%, 05/01/28	4,164,193
6,500,000	PG&E Corp.*µ 4.250%, 12/01/27	6,522,945
15,250,000	PPL Capital Funding, Inc.µ^ 2.875%, 03/15/28	14,498,175
4,250,000	Southern Company^ 3.875%, 12/15/25	4,242,775
		29,428,088
	TOTAL CONVERTIBLE BONDS (Cost $785,822,994)	748,384,412
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
BANK LOANS (7.7%)¡
	Airlines (0.3%)
645,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	$650,241
640,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	666,467
640,250	Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	658,122
640,000	United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	643,501
		2,618,331
	Communication Services (0.5%)
56,490	Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	56,631
460,998	Clear Channel Outdoor Holdings, Inc.‡ 9.430%, 08/23/28 1 mo. SOFR + 4.00%	461,959
377,146	DIRECTV Financing, LLC! 0.000%, 08/02/27	379,555
355,716	DIRECTV Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	357,987
1,505,000	Entercom Media Corp.‡ 8.145%, 11/18/24 3 mo. SOFR + 0.00%	815,710
950,493	Gray Television, Inc.‡ 7.942%, 01/02/26 1 mo. SOFR + 2.50%	939,862
970,000	Telesat Canada‡ 8.355%, 12/07/26 3 mo. SOFR + 2.75%	494,904
		3,506,608
	Consumer Discretionary (1.8%)
475,000	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	477,672
744,000	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	748,419
960,300	Caesars Entertainment, Inc.‡ 8.666%, 02/06/30 1 mo. SOFR + 3.25%	963,483
1,487,932	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	1,497,462
889,695	Carnival Corp.‡ 8.067%, 10/18/28 1 mo. SOFR + 2.75%	894,423
PRINCIPAL AMOUNT		VALUE
950,000	Flutter Financing, BV! 0.000%, 11/25/30	$952,883
1,219,533	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	1,222,070
530,816	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	534,633
1,122,900	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	1,126,796
2,074,888	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	2,048,952
505,000	Station Casinos LLC! 0.000%, 03/14/31	505,654
445,000	Station Casinos, LLC‡ 7.566%, 03/14/31 1 mo. SOFR + 2.25%	445,576
593,828	TKC Holdings, Inc.‡ 10.930%, 05/15/28 1 mo. SOFR + 5.50%	590,488
971,952	Windsor Holdings III, LLC‡ 9.319%, 08/01/30 1 mo. SOFR + 4.00%	981,550
		12,990,061
	Consumer Staples (1.0%)
2,248,650	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	2,253,575
540,943	Fiesta Purchaser, Inc.‡ 9.316%, 02/12/31 1 mo. SOFR + 4.00%	543,750
444,057	Fiesta Purchaser, Inc.‡ 9.318%, 02/12/31 1 mo. SOFR + 4.00%	446,362
1,751,452	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	1,763,773
960,000	Star Parent, Inc.‡ 9.309%, 09/27/30 3 mo. SOFR + 4.00%	960,903
645,000	United Natural Foods, Inc.! 0.000%, 04/25/31	639,356
481,343	United Natural Foods, Inc.‡ 8.680%, 10/22/25 1 mo. SOFR + 3.25%	479,813
		7,087,532
	Energy (0.4%)
748,125	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	751,682
473,813	New Fortress Energy, Inc.‡ 10.330%, 10/27/28 3 mo. SOFR + 5.00%	477,070
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,194,169	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	$1,199,764
250,000	Par Petroleum, LLC‡! 9.738%, 02/28/30 3 mo. SOFR + 4.25%	251,171
		2,679,687
	Financials (1.2%)
1,050,000	Advisor Group, Inc.! 0.000%, 08/17/28	1,057,634
239,400	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	241,140
776,684	Alliant Holdings Intermediate, LLC‡ 8.819%, 11/06/30 1 mo. SOFR + 3.50%	780,645
719,572	Amynta Agency Borrower, Inc.‡ 9.552%, 02/28/28 3 mo. SOFR + 4.25%	722,914
775,000	AssuredPartners, Inc.! 0.000%, 02/14/31	779,270
455,000	AssuredPartners, Inc.‡ 8.816%, 02/14/31 1 mo. SOFR + 3.50%	457,507
736,305	Avolon TLB Borrower 1 (US) LLC‡ 7.315%, 06/22/28 1 mo. SOFR + 2.00%	738,720
448,875	Broadstreet Partners, Inc.‡ 9.066%, 01/27/29 1 mo. SOFR + 3.75%	451,025
947,625	HUB International, Ltd.‡ 8.575%, 06/20/30 3 mo. SOFR + 3.25%	953,486
2,375	HUB International, Ltd.‡ 8.565%, 06/20/30 3 mo. SOFR + 3.25%	2,390
718,200	Iron Mountain, Inc.‡ 7.566%, 01/31/31 1 mo. SOFR + 2.25%	717,600
475,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	467,961
1,290,453	VFH Parent, LLC‡ 8.416%, 01/13/29 1 mo. SOFR + 3.00%	1,292,272
		8,662,564
	Health Care (0.5%)
446,023	Icon Luxembourg Sarl‡ 7.320%, 07/03/28 3 mo. SOFR + 2.00%	448,404
988,235	Padagis, LLC‡ 10.314%, 07/06/28 3 mo. SOFR + 4.75%	909,176
111,127	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	111,720
PRINCIPAL AMOUNT		VALUE
2,360,705	Team Health Holdings, Inc.‡ 10.580%, 03/02/27 3 mo. SOFR + 5.25%	$2,075,308
6,770	Team Health Holdings, Inc.‡ 10.566%, 03/02/27 3 mo. SOFR + 5.25%	5,952
		3,550,560
	Industrials (0.4%)
955,045	ACProducts, Inc.‡ 9.814%, 05/17/28 3 mo. SOFR + 4.25%	831,844
901,209	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	906,278
404,717	Emrld Borrower, LP‡ 7.816%, 05/31/30 1 mo. SOFR + 2.50%	406,435
110,000	MI Windows & Doors, LLC‡ 8.816%, 03/21/31 1 mo. SOFR + 3.50%	110,642
972,563	TransDigm, Inc.‡ 8.559%, 02/28/31 1 mo. SOFR + 3.25%	979,366
		3,234,565
	Information Technology (0.7%)
1,320,388	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	1,330,113
756,093	Camelot US Acquisition LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	758,456
913,163	Central Parent, Inc.‡ 9.309%, 07/06/29 3 mo. SOFR + 4.00%	917,938
959,651	Dun & Bradstreet Corp.‡ 8.068%, 01/18/29 1 mo. SOFR + 2.75%	963,053
848,119	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	853,153
500,000	UKG, Inc.‡ 8.814%, 02/10/31 3 mo. SOFR + 3.50%	502,867
		5,325,580
	Materials (0.7%)
716,400	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	717,074
967,688	Ineos US Finance, LLC‡ 8.930%, 02/18/30 1 mo. SOFR + 3.50%	971,316
755,670	Innophos, Inc.‡ 8.930%, 02/05/27 1 mo. SOFR + 3.50%	756,539
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
1,200,925	LSF11 A5 Holdco, LLC‡ 9.666%, 10/15/28 1 mo. SOFR + 4.25%	$1,205,729
733,683	Trinseo Materials Operating SCA‡ 7.824%, 05/03/28 3 mo. SOFR + 2.50%	512,698
978,775	W.R. Grace & Co.-Conn.‡ 9.321%, 09/22/28 3 mo. SOFR + 3.75%	981,657
		5,145,013
	Special Purpose Acquisition Companies (0.2%)
471,600	Clydesdale Acquisition Holdings, Inc.‡ 9.091%, 04/13/29 1 mo. SOFR + 3.67%	474,168
240,100	Fertitta Entertainment, LLC‡ 9.069%, 01/27/29 1 mo. SOFR + 4.00%	240,926
985,000	Patagonia Holdco, LLC‡ 11.064%, 08/01/29 3 mo. SOFR + 5.75%	916,050
		1,631,144
	TOTAL BANK LOANS (Cost $57,224,569)	56,431,645
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (3.6%)
	Energy (0.0%)
26	Gulfport Energy Corp.# 10.000%, 05/31/24 15.000% PIK rate	300,950
	Financials (2.0%)
83,465	Apollo Global Management, Inc. 6.750%, 07/31/26	5,089,696
8,100	Bank of America Corp.‡‡ 7.250%, 12/31/49	9,315,000
		14,404,696
	Industrials (0.6%)
75,625	Chart Industries, Inc. 6.750%, 12/15/25	4,345,412
	Utilities (1.0%)
180,300	NextEra Energy, Inc.^ 6.926%, 09/01/25	7,347,225
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,651,882)	26,398,283
WARRANTS (0.0%)#
	Energy (0.0%)
47,739	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5
NUMBER OF SHARES		VALUE
42,965	Mcdermott International, Ltd. 06/30/27, Strike $12.33	$4
	TOTAL WARRANTS (Cost $18,376)	9
COMMON STOCKS (0.4%)
	Communication Services (0.0%)
20,285	Altice USA, Inc. - Class A^#	39,150
6,819	Cumulus Media, Inc. - Class Aµ#	17,934
1	Frontier Communications Parent, Inc.µ#	23
		57,107
	Consumer Staples (0.1%)
7,073	Mallinckrodt, PLC#	374,869
	Energy (0.2%)
1,384	Chesapeake Energy Corp.µ	124,394
67,000	Energy Transfer, LP	1,053,910
39,795	Enterprise Products Partners, LP	1,117,444
6,644	EP Energy Corp.&#	15,779
32	Gulfport Energy Corp.µ&#	5,079
		2,316,606
	Special Purpose Acquisition Company (0.1%)
11,411	Intelsat Emergence, SA&#	413,649
	TOTAL COMMON STOCKS (Cost $3,842,232)	3,162,231
PREFERRED STOCKS (0.4%)
	Communication Services (0.1%)
11,875	United States Cellular Corp.µ 5.500%, 06/01/70	209,594
11,375	5.500%, 03/01/70	202,134
		411,728
	Consumer Discretionary (0.1%)
6,122	Guitar Center, Inc.&#	480,577
	Energy (0.2%)
29,680	NuStar Energy, LP‡ 11.234%, 05/30/24 3 mo. USD LIBOR + 5.64%	757,137
7,294	NuStar Energy, LP‡ 12.357%, 05/30/24 3 mo. USD LIBOR + 6.77%	186,507
43,000	NuStar Logistics, LP‡ 12.324%, 01/15/43 3 mo. USD SOFR + 7.00%	1,090,480
		2,034,124
	TOTAL PREFERRED STOCKS (Cost $3,137,405)	2,926,429
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.1%)#
	Industrials (0.1%)
3,250	American Airlines Group, Inc.
4,390,750	Call, 06/20/25, Strike $17.00 (Cost $795,671)	$404,625
	TOTAL INVESTMENTS (155.3%) (Cost $1,185,400,692)	1,138,696,354
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-18.1%)		(133,000,000)
LIABILITIES, LESS OTHER ASSETS (-37.2%)		(272,692,157)
NET ASSETS (100.0%)		$733,004,197

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $448,944,441.

^  Security, or portion of security, is on loan.

@  In default status and considered non-income producing.

&  Illiquid security.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

‡‡  Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible Opportunities and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2024 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$695,266	$—	$695,266
Corporate Bonds	—	300,293,454	—	300,293,454
Convertible Bonds	—	748,384,412	—	748,384,412
Bank Loans	—	56,431,645	—	56,431,645
Convertible Preferred Stocks	26,097,333	300,950	—	26,398,283
Warrants	—	9	—	9
Common Stocks	2,357,934	804,297	—	3,162,231
Preferred Stocks	2,445,852	480,577	—	2,926,429
Purchased Options	404,625	—	—	404,625
Total	$31,305,744	$1,107,390,610	$—	$1,138,696,354

SECTOR WEIGHTINGS

Information Technology	22.8%
Consumer Discretionary	18.3
Health Care	15.5
Industrials	9.0
Communication Services	7.9
Financials	7.4
Energy	5.9
Utilities	3.2
Materials	2.5
Consumer Staples	2.3
Real Estate	0.7
Airlines	0.6
Special Purpose Acquisition Companies	0.3

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.1%)
	Other (0.1%)
850,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $789,454)	$772,517
CORPORATE BONDS (41.1%)
	Airlines (0.6%)
907,051	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	880,710
358,516	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	362,585
1,076,060	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	975,556
522,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	516,509
981,591	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	891,962
833,999	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	853,748
		4,481,070
	Communication Services (4.0%)
800,000	Altice France Holding, SA* 10.500%, 05/15/27	286,792
1,200,000	Altice France, SA* 5.500%, 10/15/29	787,200
1,255,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,143,368
1,100,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	873,884
1,307,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	46,137
490,000	6.500%, 05/01/27	17,488
952,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	868,757
525,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	515,109
475,000	9.000%, 09/15/28^	488,956
1,454,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,262,799
1,630,000	CSC Holdings, LLC* 5.375%, 02/01/28	1,257,056
1,600,000	4.625%, 12/01/30	696,128
1,220,000	4.500%, 11/15/31	775,749
1,150,000	5.750%, 01/15/30	504,712
1,035,000	5.500%, 04/15/27	849,590
PRINCIPAL AMOUNT		VALUE
512,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	$477,537
1,060,000	Frontier California, Inc. 6.750%, 05/15/27	1,010,201
261,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	265,980
1,685,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,605,367
1,555,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,474,840
905,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	804,038
270,000	5.250%, 12/01/27	261,036
263,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	151,506
655,000	iHeartCommunications, Inc. 8.375%, 05/01/27	349,122
395,000	5.250%, 08/15/27*^	290,266
1,295,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,200,633
791,137	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	131,115
785,000	Lumen Technologies, Inc. 7.600%, 09/15/39	240,257
525,000	4.000%, 02/15/27*	279,515
263,000	7.650%, 03/15/42	80,531
522,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	431,517
610,000	Nexstar Media, Inc.* 5.625%, 07/15/27	574,083
1,005,000	Paramount Global 4.900%, 08/15/44	704,565
367,000	Qwest Corp. 7.250%, 09/15/25	363,748
514,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	380,350
257,000	5.375%, 01/15/31	152,203
930,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	735,249
1,350,000	Sirius XM Radio, Inc.* 5.500%, 07/01/29	1,258,929
1,044,000	4.000%, 07/15/28	930,799
515,000	3.125%, 09/01/26	480,871
261,000	3.875%, 09/01/31^	209,988
957,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	456,173
1,915,000	Sprint, LLCµ 7.125%, 06/15/24	1,917,643
1,170,000	Stagwell Global, LLC* 5.625%, 08/15/29	1,049,548
517,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	236,600
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
420,000	Time Warner Cable, LLC 7.300%, 07/01/38	$407,929
1,186,000	United States Cellular Corp. 6.700%, 12/15/33	1,158,034
786,000	Univision Communications, Inc.* 8.000%, 08/15/28	787,847
525,000	Viasat, Inc.*^ 5.625%, 04/15/27	481,331
		31,713,076
	Consumer Discretionary (8.8%)
1,257,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,267,684
1,055,000	Adams Homes, Inc.* 9.250%, 10/15/28	1,090,670
780,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	810,779
920,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	830,576
913,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	827,032
780,000	6.625%, 01/15/28	778,869
1,325,000	At Home Group, Inc.* 4.875%, 07/15/28	629,918
1,369,000	Bath & Body Works, Inc. 6.694%, 01/15/27	1,379,596
760,000	6.875%, 11/01/35	756,694
600,000	Benteler International AG* 10.500%, 05/15/28	640,362
657,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29	586,228
512,000	8.125%, 07/01/27	519,977
523,000	Carnival Corp.* 4.000%, 08/01/28	477,839
520,000	7.625%, 03/01/26	523,510
65,000	7.000%, 08/15/29^	66,791
222,329	Carvana Company* 14.000%, 06/01/31	223,169
186,423	13.000%, 06/01/30	185,234
123,395	12.000%, 12/01/28	120,878
2,250,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	2,112,435
1,825,000	4.500%, 08/15/30	1,485,605
1,200,000	6.375%, 09/01/29	1,100,052
1,150,000	4.750%, 03/01/30	957,421
1,035,000	4.250%, 02/01/31	813,427
540,000	5.000%, 02/01/28	492,464
522,000	4.750%, 02/01/32	410,887
522,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	498,124
810,000	Cedar Fair, LP 5.250%, 07/15/29	757,131
PRINCIPAL AMOUNT		VALUE
520,000	Churchill Downs, Inc.* 6.750%, 05/01/31	$516,511
855,000	Dana, Inc. 4.250%, 09/01/30	742,952
782,000	4.500%, 02/15/32	663,527
1,170,000	DISH DBS Corp. 5.125%, 06/01/29	472,750
775,000	5.250%, 12/01/26*	611,297
650,000	7.375%, 07/01/28	291,772
525,000	5.750%, 12/01/28*	356,323
428,000	7.750%, 07/01/26	269,961
1,049,000	DISH Network Corp.* 11.750%, 11/15/27	1,058,609
1,510,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,408,015
1,142,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,121,752
1,075,000	Ford Motor Company 6.100%, 08/19/32	1,054,822
1,650,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	1,440,334
1,350,000	7.200%, 06/10/30^	1,399,842
1,280,000	5.113%, 05/03/29	1,220,070
945,000	7.350%, 11/04/27	977,839
800,000	2.900%, 02/16/28	712,368
391,000	Gap, Inc.* 3.875%, 10/01/31	319,861
510,000	General Motors Company 5.200%, 04/01/45	436,943
1,825,000	goeasy, Ltd.* 9.250%, 12/01/28	1,931,781
934,000	7.625%, 07/01/29	935,532
560,000	Goodyear Tire & Rubber Company 5.250%, 07/15/31^	496,115
525,000	5.625%, 04/30/33	462,032
445,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	405,951
1,116,000	Guitar Center, Inc.*^& 8.500%, 01/15/26	986,868
825,000	International Game Technology, PLC* 6.250%, 01/15/27	824,513
285,653	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	288,621
1,188,000	Kohl's Corp. 5.550%, 07/17/45	815,930
1,040,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	1,082,370
1,045,000	Liberty Interactive, LLC 8.250%, 02/01/30	580,529
1,008,000	Life Time, Inc.* 8.000%, 04/15/26	1,009,693
525,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	535,768

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
390,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	$408,966
672,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	666,893
685,000	M/I Homes, Inc. 3.950%, 02/15/30	594,895
1,219,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	1,027,398
765,000	4.300%, 02/15/43	605,130
1,329,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,215,570
625,000	Newell Brands, Inc. 5.700%, 04/01/26	616,563
525,000	Nordstrom, Inc. 6.950%, 03/15/28	521,693
500,000	5.000%, 01/15/44	379,930
499,000	4.250%, 08/01/31	430,747
1,573,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,431,320
1,195,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	1,001,541
523,000	Phinia, Inc.* 6.750%, 04/15/29	525,238
1,460,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	1,090,897
525,000	QVC, Inc. 5.450%, 08/15/34	344,894
530,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	568,876
2,039,000	Rite Aid Corp.*@ 8.000%, 11/15/26	1,315,828
520,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	535,730
131,000	6.250%, 03/15/32	129,158
1,475,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	1,275,875
1,565,000	Six Flags Entertainment Corp.*^ 7.250%, 05/15/31	1,563,153
1,173,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	1,050,973
753,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	710,651
1,125,000	Station Casinos, LLC* 4.500%, 02/15/28	1,044,292
1,050,000	STL Holding Company, LLC* 8.750%, 02/15/29	1,080,040
636,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	619,966
260,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	279,094
PRINCIPAL AMOUNT		VALUE
1,215,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	$1,200,979
1,025,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	1,049,764
300,000	6.875%, 04/23/32	303,393
300,000	6.750%, 04/23/30	300,897
		69,664,947
	Consumer Staples (1.9%)
1,178,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	1,157,833
1,543,000	Arrow Bidco, LLC* 10.750%, 06/15/25	1,591,697
1,050,000	B&G Foods, Inc.* 8.000%, 09/15/28	1,089,711
1,191,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,033,693
1,188,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,077,373
1,445,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,278,117
260,000	6.500%, 12/31/27^	257,702
1,575,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30^	1,521,655
650,000	5.125%, 02/01/28µ	632,040
390,000	5.750%, 04/01/33	373,448
672,000	New Albertsons, LP 7.750%, 06/15/26	692,100
1,043,000	Performance Food Group, Inc.* 4.250%, 08/01/29	935,258
775,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	686,355
525,000	Post Holdings, Inc.* 6.250%, 02/15/32	519,283
986,000	Prestige Brands, Inc.* 3.750%, 04/01/31	840,062
855,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	657,281
1,103,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,003,719
		15,347,327
	Energy (5.5%)
516,000	Antero Resources Corp.* 5.375%, 03/01/30	491,005
1,037,000	Apache Corp. 5.100%, 09/01/40	863,614
545,000	Buckeye Partners, LP 5.850%, 11/15/43	456,312
520,000	Cheniere Energy, Inc.µ 4.625%, 10/15/28	497,557
780,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	780,889
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,465,000	Civitas Resources, Inc.* 8.750%, 07/01/31	$1,559,053
525,000	Continental Resources, Inc. 4.900%, 06/01/44	423,297
517,000	2.875%, 04/01/32*	413,331
808,000	DT Midstream, Inc.* 4.125%, 06/15/29	732,468
1,024,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	1,053,696
390,000	9.875%, 07/15/31	431,562
600,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	590,562
575,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	585,747
1,520,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. SOFR + 3.28%	1,380,707
764,000	6.500%, 11/15/26 5 year CMT + 5.69%	742,142
1,300,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. LIBOR + 4.11%	1,283,841
1,125,000	4.850%, 07/15/26	1,096,853
650,000	Enlink Midstream, LLC* 6.500%, 09/01/30	658,359
1,730,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	1,762,593
525,000	6.375%, 04/01/29	521,645
765,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	792,487
467,000	6.250%, 05/15/26	463,666
1,105,000	Gulfport Energy Corp. 8.000%, 05/17/26*	1,121,630
311,124	8.000%, 05/17/26^	315,807
1,460,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,402,899
782,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	772,960
1,050,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	1,062,474
1,015,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,001,531
784,000	Matador Resources Company* 6.500%, 04/15/32	777,595
540,000	Moss Creek Resources Holdings, Inc.* 10.500%, 05/15/27	552,911
495,000	7.500%, 01/15/26	494,465
780,000	Nabors Industries, Inc.* 7.375%, 05/15/27	773,643
390,000	9.125%, 01/31/30^	403,673
PRINCIPAL AMOUNT		VALUE
780,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	$740,158
676,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	668,862
1,090,000	Oceaneering International, Inc. 6.000%, 02/01/28	1,050,629
1,110,000	Parkland Corp.* 5.875%, 07/15/27	1,085,758
551,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	526,602
260,000	Permian Resources Operating LLC* 7.000%, 01/15/32	265,660
1,040,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. LIBOR + 4.11%	1,036,422
1,460,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,350,325
521,000	Southwestern Energy Company 4.750%, 02/01/32	469,801
1,402,200	Transocean, Inc.* 8.750%, 02/15/30	1,463,588
525,000	8.250%, 05/15/29	522,160
650,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	644,436
260,000	4.125%, 08/15/31	227,739
260,000	3.875%, 08/15/29	229,736
1,300,000	Venture Global LNG, Inc.* 8.375%, 06/01/31	1,335,139
780,000	8.125%, 06/01/28	798,455
525,000	9.875%, 02/01/32	560,275
525,000	9.500%, 02/01/29	564,753
605,000	Vital Energy, Inc. 7.750%, 07/31/29*	609,483
551,000	7.875%, 04/15/32*	559,711
412,000	9.750%, 10/15/30	449,286
1,045,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	997,379
1,308,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,358,855
		43,776,186
	Financials (7.1%)
1,650,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	1,639,869
1,562,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,574,668
1,830,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	1,798,323
135,000	7.000%, 01/15/31	135,826
1,173,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	996,546
480,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	371,990
434,000	8.000%, 11/01/31	470,352
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
2,082,000	AmWINS Group, Inc.* 4.875%, 06/30/29	$1,895,453
779,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	717,646
525,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	537,915
1,559,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,422,478
1,245,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	1,115,396
1,000,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	970,330
1,010,000	Credit Acceptance Corp. 6.625%, 03/15/26^	1,007,586
690,000	9.250%, 12/15/28*	732,242
1,045,000	Cushman & Wakefield U.S. Borrower LLC*^ 8.875%, 09/01/31	1,087,375
1,346,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	1,345,421
1,170,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	1,202,152
1,292,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,100,422
1,050,000	GTCR W-2 Merger Sub, LLC* 7.500%, 01/15/31	1,083,600
585,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	600,748
1,571,000	HUB International, Ltd.* 5.625%, 12/01/29	1,449,546
525,000	7.375%, 01/31/32	522,837
781,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	658,110
1,420,000	ILFC E-Capital Trust II*‡ 7.395%, 12/21/65 3 mo. LIBOR + 1.80%	1,134,523
2,155,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,064,749
2,640,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	2,377,954
2,029,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	1,995,785
1,127,000	4.750%, 06/15/29	1,007,978
960,000	LD Holdings Group, LLC* 6.125%, 04/01/28	728,774
1,080,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	422,539
525,000	4.625%, 09/15/27	309,619
PRINCIPAL AMOUNT		VALUE
774,000	LPL Holdings, Inc.*µ 4.000%, 03/15/29	$702,761
1,055,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	1,105,840
480,377	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 14.750%, 11/14/28	523,942
1,623,000	MetLife, Inc. 6.400%, 12/15/66	1,618,991
1,415,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,331,939
1,133,000	Navient Corp. 5.000%, 03/15/27	1,070,130
565,000	4.875%, 03/15/28	511,415
650,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	555,035
525,000	Newmark Group, Inc.* 7.500%, 01/12/29	530,807
730,000	OneMain Finance Corp. 9.000%, 01/15/29	767,434
715,000	3.875%, 09/15/28	630,909
518,000	7.125%, 03/15/26^	523,061
1,602,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,540,659
1,200,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,105,740
1,050,000	6.500%, 04/01/32	1,030,376
475,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.625%, 03/01/29	419,553
470,000	3.875%, 03/01/31	400,393
240,000	2.875%, 10/15/26	220,826
1,310,000	StoneX Group, Inc.* 7.875%, 03/01/31	1,325,694
1,047,000	8.625%, 06/15/25	1,051,272
1,212,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	1,128,263
525,000	5.750%, 06/15/27	504,546
525,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	422,483
520,000	10.500%, 02/15/28	540,150
1,200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	1,014,108
1,091,000	XHR, LP* 6.375%, 08/15/25	1,090,553
		56,145,632
	Health Care (2.9%)
2,092,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28^	1,638,747
413,000	14.000%, 10/15/30	266,848
391,000	6.125%, 02/01/27^	287,080
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
2,075,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	$1,469,598
594,000	6.875%, 04/15/29	441,122
583,000	8.000%, 03/15/26	581,035
525,000	10.875%, 01/15/32	538,482
130,000	5.250%, 05/15/30	106,586
1,220,000	DaVita, Inc.* 3.750%, 02/15/31	1,005,609
1,154,000	4.625%, 06/01/30	1,013,766
783,000	Embecta Corp.* 5.000%, 02/15/30^	604,155
260,000	6.750%, 02/15/30	223,634
525,000	Encompass Health Corp. 4.750%, 02/01/30	482,486
525,000	4.500%, 02/01/28	493,868
1,234,000	HCA, Inc.^ 7.500%, 11/06/33	1,346,146
340,000	Jazz Securities DAC* 4.375%, 01/15/29	311,501
1,297,000	Medline Borrower, LP* 5.250%, 10/01/29^	1,208,609
1,295,000	3.875%, 04/01/29	1,159,932
1,900,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	1,644,488
450,000	4.125%, 04/30/28	410,328
1,103,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	1,027,180
2,465,000	Tenet Healthcare Corp. 6.250%, 02/01/27	2,459,799
1,420,000	6.875%, 11/15/31	1,469,927
1,320,000	Teva Pharmaceutical Finance Netherlands III, BV 5.125%, 05/09/29^	1,252,904
1,000,000	4.750%, 05/09/27	958,140
500,000	3.150%, 10/01/26	463,475
		22,865,445
	Industrials (5.8%)
1,050,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	1,059,439
1,200,000	ACCO Brands Corp.* 4.250%, 03/15/29	1,047,300
825,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	817,790
1,055,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	913,651
1,750,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	1,673,280
780,000	5.875%, 02/15/28	765,079
677,000	Allegiant Travel Company*^ 7.250%, 08/15/27	655,783
PRINCIPAL AMOUNT		VALUE
587,000	Arcosa, Inc.* 4.375%, 04/15/29	$537,381
2,650,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	739,668
821,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	734,820
521,000	Boeing Company* 6.388%, 05/01/31	524,803
520,000	Bombardier, Inc.* 8.750%, 11/15/30	553,613
442,000	7.875%, 04/15/27	440,621
325,000	7.250%, 07/01/31	326,268
1,044,000	BWX Technologies, Inc.* 4.125%, 04/15/29	952,285
1,078,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	1,016,284
257,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	249,244
1,360,000	Deluxe Corp.* 8.000%, 06/01/29	1,235,451
1,048,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	1,056,908
520,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	516,875
500,000	EnerSys* 6.625%, 01/15/32	498,655
500,000	4.375%, 12/15/27	468,785
395,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	402,762
634,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	573,890
675,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	647,602
484,000	3.500%, 03/01/29	428,814
1,141,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	963,814
2,438,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	2,160,117
1,289,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,211,712
1,350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,312,996
1,210,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,155,005
727,000	JELD-WEN, Inc.* 4.625%, 12/15/25	709,901
540,000	4.875%, 12/15/27	513,383
1,690,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,574,556
1,040,000	Knife River Holding Company* 7.750%, 05/01/31	1,082,401
255,000	MasTec, Inc.*µ 4.500%, 08/15/28	238,463
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
131,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	$130,196
650,000	Moog, Inc.* 4.250%, 12/15/27	608,251
1,302,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	978,466
1,040,000	Novelis Corp.* 4.750%, 01/30/30	949,780
390,000	OI European Group, BV* 4.750%, 02/15/30	357,022
1,200,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^ 4.000%, 10/15/27	1,116,288
809,000	Sealed Air Corp.* 6.125%, 02/01/28	800,028
261,000	5.000%, 04/15/29	245,765
260,000	Sealed Air Corp./Sealed Air Corp. U.S.* 7.250%, 02/15/31	265,218
400,000	Sensata Technologies, BV* 4.000%, 04/15/29	358,244
519,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	439,723
774,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	533,147
515,000	5.500%, 03/01/30	357,194
1,030,000	Standard Industries, Inc.* 5.000%, 02/15/27	994,063
835,000	Stericycle, Inc.* 3.875%, 01/15/29	746,590
1,125,000	TransDigm, Inc.* 6.875%, 12/15/30	1,133,539
790,000	6.750%, 08/15/28	793,768
390,000	7.125%, 12/01/31	397,987
254,000	6.625%, 03/01/32	253,982
519,000	Tronox, Inc.* 4.625%, 03/15/29	464,728
383,042	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	353,812
1,039,000	Vertiv Group Corp.* 4.125%, 11/15/28	962,852
1,095,000	Wabash National Corp.* 4.500%, 10/15/28	985,609
915,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	896,371
604,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	558,712
530,000	7.375%, 10/01/31	541,808
		45,982,542
	Information Technology (1.8%)
266,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	244,031
PRINCIPAL AMOUNT		VALUE
604,000	Coherent Corp.* 5.000%, 12/15/29	$557,860
955,000	CommScope, Inc.* 4.750%, 09/01/29	667,784
471,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	473,901
522,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	475,740
520,000	Fair Isaac Corp.* 4.000%, 06/15/28	479,674
1,130,000	KBR, Inc.* 4.750%, 09/30/28	1,055,782
1,130,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28^	832,200
520,000	5.500%, 09/01/28	424,809
528,000	NCL Corp., Ltd.* 8.125%, 01/15/29	550,403
522,000	NCR Voyix Corp.* 5.125%, 04/15/29	480,115
771,000	ON Semiconductor Corp.* 3.875%, 09/01/28	699,868
780,000	Open Text Corp.* 3.875%, 02/15/28	712,553
525,000	6.900%, 12/01/27	537,086
391,000	3.875%, 12/01/29	342,841
391,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	335,693
908,000	Playtika Holding Corp.* 4.250%, 03/15/29	782,124
1,450,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,299,156
725,000	Twilio, Inc. 3.625%, 03/15/29	643,988
259,000	3.875%, 03/15/31	224,594
394,000	UKG, Inc.* 6.875%, 02/01/31	394,922
1,300,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,100,255
1,200,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,061,196
		14,376,575
	Materials (1.8%)
555,000	ArcelorMittal, SA^ 7.000%, 10/15/39	587,551
500,000	ATI, Inc. 5.875%, 12/01/27	491,165
258,000	Carpenter Technology Corp. 7.625%, 03/15/30	263,596
1,040,000	Chemours Company* 4.625%, 11/15/29	892,029
1,640,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,491,498
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
780,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	$762,154
522,000	Commercial Metals Company 4.125%, 01/15/30	468,928
261,000	4.375%, 03/15/32	230,223
1,210,000	Constellium, SE*^ 3.750%, 04/15/29	1,074,783
512,000	HB Fuller Company 4.250%, 10/15/28	473,108
525,000	INEOS Finance, PLC*^ 6.750%, 05/15/28	516,548
800,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	807,888
920,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	857,872
260,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	242,507
1,107,000	Mercer International, Inc. 5.125%, 02/01/29^	968,149
520,000	12.875%, 10/01/28*	568,240
1,015,000	OCI, NV* 6.700%, 03/16/33	975,324
785,000	Owens-Brockway Glass Container, Inc.*^ 7.250%, 05/15/31	787,229
505,000	6.625%, 05/13/27	505,152
1,194,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,114,814
521,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	134,892
		14,213,650
	Other (0.1%)
475,000	Gen Digital, Inc.* 6.750%, 09/30/27	477,028
215,000	7.125%, 09/30/30	217,580
		694,608
	Real Estate (0.4%)
834,000	EPR Properties 3.750%, 08/15/29	725,638
750,000	Forestar Group, Inc.* 5.000%, 03/01/28	713,062
551,000	3.850%, 05/15/26	523,830
1,168,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	1,058,080
485,000	Service Properties Trust 5.250%, 02/15/26	466,842
		3,487,452
PRINCIPAL AMOUNT		VALUE
	Special Purpose Acquisition Companies (0.2%)
1,045,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	$911,052
524,000	4.625%, 01/15/29	474,398
		1,385,450
	Utilities (0.2%)
379,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. LIBOR + 2.67%	376,101
525,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	517,025
270,000	8.000%, 10/15/26 5 year CMT + 6.93%	273,075
		1,166,201
	TOTAL CORPORATE BONDS (Cost $330,609,703)	325,300,161
CONVERTIBLE BONDS (103.1%)
	Communication Services (8.2%)
1,040,000	Cable One, Inc.µ 0.000%, 03/15/26	899,465
8,750,000	Liberty Media Corp.* 2.375%, 09/30/53	9,181,025
9,750,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	10,154,917
5,750,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	4,693,610
6,750,000	Perficient, Inc.µ 0.125%, 11/15/26	5,935,140
16,500,000	Sea, Ltd. 0.250%, 09/15/26	14,190,990
11,500,000	Snap, Inc.µ 0.000%, 05/01/27	9,393,545
6,000,000	0.750%, 08/01/26	6,226,200
3,750,000	Zillow Group, Inc.^ 1.375%, 09/01/26	4,330,088
		65,004,980
	Consumer Discretionary (19.0%)
12,250,000	Airbnb, Inc.µ 0.000%, 03/15/26	11,281,392
5,000,000	Booking Holdings, Inc. 0.750%, 05/01/25	9,186,750
4,500,000	Carnival Corp. 5.750%, 12/01/27	6,356,790
7,500,000	Chegg, Inc.µ 0.000%, 09/01/26	6,028,125
7,320,000	DISH Network Corp.µ 0.000%, 12/15/25	5,372,880
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
12,500,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	$10,404,250
14,000,000	Etsy, Inc.µ 0.125%, 09/01/27	11,619,860
18,500,000	Ford Motor Company 0.000%, 03/15/26	18,467,995
2,620,000	Lucid Group, Inc.* 1.250%, 12/15/26	1,201,218
11,000,000	Marriott Vacations Worldwide Corp.µ 3.250%, 12/15/27	10,085,350
12,250,000	Rivian Automotive, Inc. 4.625%, 03/15/29	8,367,485
2,250,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	6,413,512
6,250,000	Shake Shack, Inc.µ 0.000%, 03/01/28	5,665,563
3,500,000	Stride, Inc.µ 1.125%, 09/01/27	4,827,515
16,250,000	Vail Resorts, Inc.µ 0.000%, 01/01/26	14,769,137
14,500,000	Wayfair, Inc.µ 3.250%, 09/15/27	15,994,515
4,028,000	Winnebago Industries, Inc.*µ 3.250%, 01/15/30	3,981,638
		150,023,975
	Consumer Staples (0.7%)
5,000,000	Post Holdings, Inc.µ 2.500%, 08/15/27	5,605,500
	Energy (2.9%)
4,500,000	Kosmos Energy, Ltd.* 3.125%, 03/15/30	4,781,700
5,265,000	Nabors Industries, Inc.µ 1.750%, 06/15/29	3,864,721
4,500,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	5,570,460
3,000,000	Pioneer Natural Resources Company 0.250%, 05/15/25	8,809,650
10,545,000	SunEdison, Inc.@& 0.000%, 01/15/49	105,450
1,027,000	0.000%, 10/01/49	10,270
		23,142,251
	Financials (1.7%)
4,500,000	Coinbase Global, Inc.*µ 0.250%, 04/01/30	4,069,620
9,000,000	Global Payments, Inc.*^ 1.500%, 03/01/31	8,977,230
		13,046,850
	Health Care (21.8%)
5,000,000	Alnylam Pharmaceuticals, Inc.µ 1.000%, 09/15/27	4,608,000
PRINCIPAL AMOUNT		VALUE
6,000,000	Alphatec Holdings, Inc.µ 0.750%, 08/01/26	$6,051,720
10,250,000	CONMED Corp.µ 2.250%, 06/15/27	9,047,162
13,500,000	CryoPort, Inc.*µ 0.750%, 12/01/26	11,759,040
17,458,000	Dexcom, Inc. 0.250%, 11/15/25	18,305,760
8,750,000	0.375%, 05/15/28*µ	8,889,125
3,067,000	Enovis Corp.*^ 3.875%, 10/15/28	3,626,605
7,500,000	Exact Sciences Corp.µ 0.375%, 03/15/27	6,803,550
4,000,000	2.000%, 03/01/30*	4,124,640
7,750,000	Halozyme Therapeutics, Inc.µ 1.000%, 08/15/28	7,313,675
2,278,000	Immunocore Holdings, PLC*µ 2.500%, 02/01/30	2,255,106
4,750,000	Insmed, Inc. 0.750%, 06/01/28	4,865,283
5,000,000	Insulet Corp.µ 0.375%, 09/01/26	5,157,450
9,750,000	Integer Holdings Corp. 2.125%, 02/15/28	13,559,130
4,750,000	Ionis Pharmaceuticals, Inc.µ 0.000%, 04/01/26	4,607,358
4,500,000	iRhythm Technologies, Inc.*µ 1.500%, 09/01/29	4,565,070
10,905,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	10,520,708
4,040,000	Lantheus Holdings, Inc.µ 2.625%, 12/15/27	4,568,957
11,250,000	NeoGenomics, Inc.µ 0.250%, 01/15/28	8,875,125
9,500,000	Omnicell, Inc.µ 0.250%, 09/15/25	8,931,425
8,750,000	Pacira BioSciences, Inc.µ 0.750%, 08/01/25	8,280,825
4,000,000	Sarepta Therapeutics, Inc. 1.250%, 09/15/27	4,590,280
9,000,000	Shockwave Medical, Inc.*µ 1.000%, 08/15/28	11,438,550
		172,744,544
	Industrials (7.9%)
4,750,000	Axon Enterprise, Inc. 0.500%, 12/15/27	6,921,605
4,500,000	Fluor Corp.*µ 1.125%, 08/15/29	4,902,840
7,750,000	John Bean Technologies Corp.µ 0.250%, 05/15/26	7,001,815
4,750,000	Middleby Corp.µ 1.000%, 09/01/25	5,597,495

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
4,500,000	Tetra Tech, Inc.* 2.250%, 08/15/28	$5,111,955
21,750,000	Uber Technologies, Inc. 0.000%, 12/15/25µ	22,710,698
8,646,000	0.875%, 12/01/28*	9,768,683
		62,015,091
	Information Technology (34.6%)
4,500,000	Advanced Energy Industries, Inc.*µ 2.500%, 09/15/28	4,460,895
9,000,000	Akamai Technologies, Inc. 1.125%, 02/15/29*	8,866,080
4,750,000	0.375%, 09/01/27	4,822,675
10,000,000	Bentley Systems, Inc. 0.125%, 01/15/26	10,160,800
11,750,000	BILL Holdings, Inc.µ 0.000%, 04/01/27	10,001,365
3,500,000	Camtek, Ltd.* 0.000%, 12/01/26	5,229,700
6,250,000	Confluent, Inc.µ 0.000%, 01/15/27	5,311,125
5,250,000	CyberArk Software, Ltd. 0.000%, 11/15/24	8,066,730
5,125,000	Datadog, Inc. 0.125%, 06/15/25	7,312,401
6,750,000	DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	5,640,300
10,012,000	Enphase Energy, Inc.µ 0.000%, 03/01/26	9,061,461
2,250,000	Five9, Inc.µ 0.500%, 06/01/25	2,120,648
6,500,000	NCL Corp., Ltd.µ 1.125%, 02/15/27	5,948,930
5,000,000	2.500%, 02/15/27	4,687,850
3,250,000	5.375%, 08/01/25	3,996,005
6,750,000	Nutanix, Inc. 0.250%, 10/01/27	8,175,397
4,250,000	Okta, Inc.µ 0.375%, 06/15/26	3,857,173
18,500,000	ON Semiconductor Corp.µ 0.500%, 03/01/29	17,932,605
4,500,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	13,173,255
6,750,000	Parsons Corp.*µ 2.625%, 03/01/29	7,079,130
8,250,000	Rapid7, Inc.*µ 1.250%, 03/15/29	7,999,118
12,250,000	Repay Holdings Corp.*µ 0.000%, 02/01/26	11,198,827
6,250,000	Seagate HDD Cayman* 3.500%, 06/01/28	7,482,875
15,000,000	Shift4 Payments, Inc.µ^ 0.000%, 12/15/25	15,541,800
PRINCIPAL AMOUNT		VALUE
7,000,000	SK Hynix, Inc. 1.750%, 04/11/30	$10,979,220
13,500,000	Super Micro Computer, Inc.*µ 0.000%, 03/01/29	13,806,720
10,750,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	11,292,660
13,250,000	Unity Software, Inc.µ 0.000%, 11/15/26	11,296,022
3,962,000	Vertex, Inc.* 0.750%, 05/01/29	4,143,262
8,750,000	Western Digital Corp.* 3.000%, 11/15/28	13,217,837
7,000,000	Wix.com, Ltd. 0.000%, 08/15/25	6,488,160
9,500,000	Wolfspeed, Inc. 1.875%, 12/01/29	5,442,645
5,711,000	0.250%, 02/15/28	3,378,570
4,500,000	Zscaler, Inc. 0.125%, 07/01/25	5,701,365
		273,873,606
	Materials (1.5%)
1,500,000	ATI, Inc. 3.500%, 06/15/25	5,777,490
6,858,000	MP Materials Corp.*µ 0.250%, 04/01/26	6,059,934
		11,837,424
	Other (0.1%)
525,000	Multiplan Corp.*µ 6.000%, 10/15/27 7.000% PIK rate	374,005
	Real Estate (0.7%)
6,500,000	Pebblebrook Hotel Trustµ 1.750%, 12/15/26	5,740,410
	Utilities (4.0%)
4,500,000	CMS Energy Corp.*µ 3.375%, 05/01/28	4,409,145
7,000,000	PG&E Corp.*µ 4.250%, 12/01/27	7,024,710
16,500,000	PPL Capital Funding, Inc.µ^ 2.875%, 03/15/28	15,686,550
4,750,000	Southern Companyµ 3.875%, 12/15/25	4,741,925
		31,862,330
	TOTAL CONVERTIBLE BONDS (Cost $857,516,315)	815,270,966
See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
BANK LOANS (7.8%)¡
	Airlines (0.4%)
700,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	$705,687
704,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	733,114
698,750	Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	718,256
690,000	United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	693,774
		2,850,831
	Communication Services (0.5%)
57,316	Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	57,459
489,198	Clear Channel Outdoor Holdings, Inc.‡ 9.430%, 08/23/28 1 mo. SOFR + 4.00%	490,218
425,498	DIRECTV Financing, LLC! 0.000%, 08/02/27	428,215
407,542	DIRECTV Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	410,144
1,527,000	Entercom Media Corp.&‡ 8.145%, 11/18/24 3 mo. SOFR + 0.00%	827,634
1,015,794	Gray Television, Inc.‡ 7.942%, 01/02/26 1 mo. SOFR + 2.50%	1,004,433
1,050,000	Telesat Canada‡ 8.355%, 12/07/26 3 mo. SOFR + 2.75%	535,721
		3,753,824
	Consumer Discretionary (1.9%)
550,000	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	553,094
768,000	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	772,562
1,064,250	Caesars Entertainment, Inc.‡ 8.666%, 02/06/30 1 mo. SOFR + 3.25%	1,067,778
1,602,388	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	1,612,651
1,090,843	Carnival Corp.‡ 8.067%, 10/18/28	1,098,343
928,377	Carnival Corp.‡ 8.067%, 10/18/28 1 mo. SOFR + 2.75%	933,311
PRINCIPAL AMOUNT		VALUE
1,050,000	Flutter Financing, BV‡! 0.000%, 11/25/30	$1,053,187
1,303,832	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	1,306,544
596,912	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	601,204
1,182,000	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	1,186,101
2,269,461	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	2,241,093
560,000	Station Casinos, LLC! 0.000%, 03/14/31	560,725
490,000	Station Casinos, LLC‡ 7.566%, 03/14/31 1 mo. SOFR + 2.25%	490,635
644,735	TKC Holdings, Inc.‡ 10.930%, 05/15/28 1 mo. SOFR + 5.50%	641,108
1,046,714	Windsor Holdings III, LLC‡ 9.319%, 08/01/30 1 mo. SOFR + 4.00%	1,057,050
		15,175,386
	Consumer Staples (0.7%)
2,449,781	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	2,455,146
576,639	Fiesta Purchaser, Inc.‡ 9.316%, 02/12/31 1 mo. SOFR + 4.00%	579,632
473,361	Fiesta Purchaser, Inc.‡ 9.318%, 02/12/31 1 mo. SOFR + 4.00%	475,818
1,050,000	Star Parent, Inc.‡ 9.309%, 09/27/30 3 mo. SOFR + 4.00%	1,050,987
660,000	United Natural Foods, Inc.! 0.000%, 04/25/31	654,225
529,478	United Natural Foods, Inc.‡ 8.680%, 10/22/25 1 mo. SOFR + 3.25%	527,794
		5,743,602
	Energy (0.4%)
812,962	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	816,828
523,688	New Fortress Energy, Inc.‡ 10.330%, 10/27/28 3 mo. SOFR + 5.00%	527,288
1,322,943	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	1,329,142
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
225,000	Par Petroleum, LLC! 0.000%, 02/28/30	$226,054
		2,899,312
	Financials (1.4%)
1,150,000	Advisor Group, Inc.! 0.000%, 08/17/28	1,158,360
264,338	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	266,259
862,079	Alliant Holdings Intermediate, LLC‡ 8.819%, 11/06/30 1 mo. SOFR + 3.50%	866,476
774,160	Amynta Agency Borrower, Inc.‡ 9.552%, 02/28/28 3 mo. SOFR + 4.25%	777,756
820,000	AssuredPartners, Inc.! 0.000%, 02/24/31	824,518
480,000	AssuredPartners, Inc.‡ 8.816%, 02/14/31 1 mo. SOFR + 3.50%	482,645
786,055	Avolon TLB Borrower 1 (US) LLC‡ 7.315%, 06/22/28 1 mo. SOFR + 2.00%	788,633
548,625	Broadstreet Partners, Inc.‡ 9.066%, 01/27/29 1 mo. SOFR + 3.75%	551,253
1,097,250	HUB International, Ltd.‡ 8.575%, 06/20/30 3 mo. SOFR + 3.25%	1,104,037
2,750	HUB International, Ltd.‡ 8.565%, 06/20/30 3 mo. SOFR + 3.25%	2,767
783,038	Iron Mountain, Inc.‡ 7.566%, 01/31/31 1 mo. SOFR + 2.25%	782,384
1,839,024	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	1,851,962
525,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	517,219
1,395,992	VFH Parent, LLC‡ 8.416%, 01/13/29 1 mo. SOFR + 3.00%	1,397,960
		11,372,229
	Health Care (0.5%)
482,652	Icon Luxembourg Sarl‡ 7.320%, 07/03/28 3 mo. SOFR + 2.00%	485,230
1,152,941	Padagis, LLC‡ 10.313%, 07/06/28 3 mo. SOFR + 4.75%	1,060,706
120,253	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	120,895
PRINCIPAL AMOUNT		VALUE
2,571,116	Team Health Holdings, Inc.‡ 10.566%, 03/02/27 3 mo. SOFR + 5.25%	$2,260,281
7,373	Team Health Holdings, Inc.‡ 10.565%, 03/02/27 1 mo. SOFR + 5.25%	6,482
		3,933,594
	Industrials (0.4%)
1,038,730	ACProducts, Inc.‡ 9.814%, 05/17/28 3 mo. SOFR + 4.25%	904,734
985,112	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	990,653
431,096	Emrld Borrower, LP‡ 7.816%, 05/31/30 1 mo. SOFR + 2.50%	432,926
120,000	MI Windows & Doors, LLC‡ 8.816%, 03/21/31 1 mo. SOFR + 3.50%	120,700
1,062,338	TransDigm, Inc.‡ 8.559%, 02/28/31 1 mo. SOFR + 3.25%	1,069,769
		3,518,782
	Information Technology (0.7%)
1,399,891	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	1,410,201
808,981	Camelot US Acquisition LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	811,509
982,975	Central Parent, Inc.‡ 9.309%, 07/06/29 3 mo. SOFR + 4.00%	988,116
1,001,782	Dun & Bradstreet Corp.‡ 8.068%, 01/18/29 1 mo. SOFR + 2.75%	1,005,333
909,010	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	914,405
510,000	UKG, Inc.‡ 8.814%, 02/10/31 3 mo. SOFR + 3.50%	512,925
		5,642,489
	Materials (0.7%)
781,075	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	781,809
1,042,125	Ineos US Finance, LLC‡ 8.930%, 02/18/30 1 mo. SOFR + 3.50%	1,046,033
798,255	Innophos, Inc.‡ 8.930%, 02/05/27 1 mo. SOFR + 3.50%	799,172

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,305,138	LSF11 A5 Holdco, LLC‡ 9.666%, 10/15/28 1 mo. SOFR + 4.25%	$1,310,358
778,403	Trinseo Materials Operating SCA‡ 8.105%, 05/03/28 3 mo. SOFR + 2.50%	543,948
1,067,688	W.R. Grace & Co.-Conn.‡ 9.321%, 09/22/28 3 mo. SOFR + 3.75%	1,070,833
		5,552,153
	Special Purpose Acquisition Companies (0.2%)
520,725	Clydesdale Acquisition Holdings, Inc.‡ 9.091%, 04/13/29 1 mo. SOFR + 3.68%	523,560
259,700	Fertitta Entertainment, LLC‡ 9.069%, 01/27/29 1 mo. SOFR + 3.75%	260,594
1,044,100	Patagonia Holdco, LLC‡ 11.064%, 08/01/29 3 mo. SOFR + 5.75%	971,013
		1,755,167
	TOTAL BANK LOANS (Cost $63,009,730)	62,197,369
NUMBER OF SHARES		VALUE
COMMON STOCKS (0.4%)
	Communication Services (0.0%)
21,970	Altice USA, Inc. - Class A^#	42,402
7,383	Cumulus Media, Inc. - Class Aµ#	19,417
		61,819
	Consumer Staples (0.0%)
7,203	Mallinckrodt, PLC#	381,759
	Energy (0.3%)
1,506	Chesapeake Energy Corp.µ	135,359
72,575	Energy Transfer, LP	1,141,605
43,085	Enterprise Products Partners, LP	1,209,827
7,238	Ep Energy Corp.&#	17,190
35	Gulfport Energy Corp.µ#	5,555
		2,509,536
	Special Purpose Acquisition Company (0.1%)
12,300	Intelsat Emergence, SA&#	445,875
	TOTAL COMMON STOCKS (Cost $4,140,584)	3,398,989
CONVERTIBLE PREFERRED STOCKS (3.6%)
	Energy (0.0%)
29	Gulfport Energy Corp. 10.000%, 05/31/24 15.000% PIK rate	335,675
NUMBER OF SHARES		VALUE
	Financials (2.0%)
89,885	Apollo Global Management, Inc. 6.750%, 07/31/26	$5,481,187
8,775	Bank of America Corp. ‡‡ 7.250%, 12/31/49	10,091,250
		15,572,437
	Industrials (0.6%)
81,495	Chart Industries, Inc. 6.750%, 12/15/25	4,682,703
	Utilities (1.0%)
194,000	NextEra Energy, Inc.^ 6.926%, 09/01/25	7,905,500
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,905,605)	28,496,315
PREFERRED STOCKS (0.4%)
	Communication Services (0.1%)
12,900	United States Cellular Corp.µ 5.500%, 06/01/70	227,685
12,370	5.500%, 03/01/70	219,815
		447,500
	Consumer Discretionary (0.1%)
6,662	Guitar Center, Inc.&	522,967
	Energy (0.2%)
32,380	NuStar Energy, LP‡ 11.234%, 05/30/24 3 mo. LIBOR + 5.64%	826,014
7,920	NuStar Energy, LP‡ 12.357%, 05/30/24 3 mo. LIBOR + 6.77%	202,514
47,000	NuStar Logistics, LP‡ 12.324%, 01/15/43 3 mo. LIBOR + 6.73%	1,191,920
		2,220,448
	TOTAL PREFERRED STOCKS (Cost $3,419,819)	3,190,915
WARRANTS (0.0%)#
	Energy (0.0%)
52,447	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	5
47,202	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5
	TOTAL WARRANTS (Cost $20,126)	10
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.1%)#
	Industrials (0.1%)
4,728,500	American Airlines Group, Inc.
350,000	Call, 06/20/25, Strike $17.00 (Cost $856,876)	$435,750
	TOTAL INVESTMENTS (156.6%) (Cost $1,291,268,212)	1,239,062,992
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-18.3%)		(145,000,000)
LIABILITIES, LESS OTHER ASSETS (-38.3%)		(303,082,382)
NET ASSETS (100.0%)		$790,980,610

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $494,473,881.

@  In default status and considered non-income producing.

^  Security, or portion of security, is on loan.

&  Illiquid security.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

‡‡  Perpetual maturity.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

www.calamos.com

Convertible and High Income Fund Schedule of Investments April 30, 2024 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2024 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$772,517	$—	$772,517
Corporate Bonds	—	325,300,161	—	325,300,161
Convertible Bonds	—	815,270,966	—	815,270,966
Bank Loans	—	62,197,369	—	62,197,369
Common Stocks	2,554,165	844,824	—	3,398,989
Convertible Preferred Stocks	28,160,640	335,675	—	28,496,315
Preferred Stocks	2,667,948	522,967	—	3,190,915
Warrants	—	10	—	10
Purchased Options	435,750	—	—	435,750
Total	$33,818,503	$1,205,244,489	$—	$1,239,062,992

SECTOR WEIGHTINGS

Information Technology	23.0%
Consumer Discretionary	18.4
Health Care	15.6
Industrials	9.1
Communication Services	7.9
Financials	7.5
Energy	5.9
Utilities	3.2
Materials	2.5
Consumer Staples	2.1
Real Estate	0.7
Airlines	0.6
Special Purpose Acquisition Companies	0.3

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
955,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $886,975)	$867,946
CORPORATE BONDS (15.6%)
	Airlines (0.2%)
1,015,897	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	986,396
416,135	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	420,858
1,235,220	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	1,119,850
589,333	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	583,133
1,125,338	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	1,022,584
971,396	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	994,398
		5,127,219
	Communication Services (1.5%)
900,000	Altice France Holding, SA* 10.500%, 05/15/27	322,641
1,400,000	Altice France, SA* 5.500%, 10/15/29	918,400
1,415,000	APi Group DE, Inc.* 4.750%, 10/15/29	1,289,136
1,270,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	1,008,939
1,479,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	52,209
538,000	6.500%, 05/01/27	19,201
1,070,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	976,439
600,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	588,696
530,000	9.000%, 09/15/28^	545,571
1,665,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	1,446,053
1,800,000	CSC Holdings, LLC* 5.375%, 02/01/28	1,388,160
1,800,000	4.625%, 12/01/30	783,144
1,395,000	4.500%, 11/15/31	887,025
1,250,000	5.750%, 01/15/30	548,600
1,190,000	5.500%, 04/15/27	976,823
PRINCIPAL AMOUNT		VALUE
571,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	$532,566
1,210,000	Frontier California, Inc. 6.750%, 05/15/27	1,153,154
298,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	303,686
1,933,000	Frontier Florida, LLC@ 6.860%, 02/01/28	1,841,646
1,785,000	Frontier North, Inc.@ 6.730%, 02/15/28	1,692,983
1,030,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	915,093
301,000	5.250%, 12/01/27	291,007
302,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	173,973
750,000	iHeartCommunications, Inc. 8.375%, 05/01/27	399,758
450,000	5.250%, 08/15/27*^	330,683
1,480,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	1,372,152
875,638	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	145,119
900,000	Lumen Technologies, Inc. 7.600%, 09/15/39	275,454
600,000	4.000%, 02/15/27*	319,446
300,000	7.650%, 03/15/42	91,860
596,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	492,689
695,000	Nexstar Media, Inc.* 5.625%, 07/15/27	654,078
1,160,000	Paramount Global 4.900%, 08/15/44	813,230
286,000	6.375%, 03/30/62‡ 5 year CMT + 4.00%	264,825
419,000	Qwest Corp. 7.250%, 09/15/25	415,288
235,000	Rogers Communications, Inc.*‡ 5.250%, 03/15/82 5 year CMT + 3.59%	223,584
591,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	437,328
295,000	5.375%, 01/15/31	174,708
985,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	778,731
1,500,000	Sirius XM Radio, Inc.* 5.500%, 07/01/29	1,398,810
1,185,000	4.000%, 07/15/28	1,056,510
585,000	3.125%, 09/01/26	546,232
298,000	3.875%, 09/01/31^	239,756
1,084,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	516,710
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
3,045,000	Sprint, LLC 7.125%, 06/15/24	$3,049,202
1,350,000	Stagwell Global, LLC* 5.625%, 08/15/29	1,211,018
591,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	270,465
480,000	Time Warner Cable, LLC 7.300%, 07/01/38	466,205
1,356,000	United States Cellular Corp. 6.700%, 12/15/33	1,324,026
906,000	Univision Communications, Inc.* 8.000%, 08/15/28	908,129
600,000	Viasat, Inc.* 5.625%, 04/15/27	550,092
125,000	Vodafone Group, PLC‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	127,411
		37,508,644
	Consumer Discretionary (3.2%)
1,435,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	1,447,197
1,200,000	Adams Homes, Inc.* 9.250%, 10/15/28	1,240,572
905,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	940,711
1,050,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	947,940
1,043,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	944,791
856,000	6.625%, 01/15/28	854,759
1,487,000	At Home Group, Inc.* 4.875%, 07/15/28	706,935
1,577,000	Bath & Body Works, Inc. 6.694%, 01/15/27	1,589,206
875,000	6.875%, 11/01/35	871,194
800,000	Benteler International AG* 10.500%, 05/15/28	853,816
728,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29	649,580
605,000	8.125%, 07/01/27	614,426
601,000	Carnival Corp.* 4.000%, 08/01/28	549,104
596,000	7.625%, 03/01/26	600,023
75,000	7.000%, 08/15/29	77,066
257,434	Carvana Company* 14.000%, 06/01/31	258,407
217,140	13.000%, 06/01/30	215,755
143,434	12.000%, 12/01/28	140,508
2,610,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	2,450,425
2,110,000	4.500%, 08/15/30	1,717,603
PRINCIPAL AMOUNT		VALUE
1,370,000	6.375%, 09/01/29	$1,255,893
1,300,000	4.750%, 03/01/30	1,082,302
1,198,000	4.250%, 02/01/31	941,532
620,000	5.000%, 02/01/28	565,421
596,000	4.750%, 02/01/32	469,135
596,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	568,739
900,000	Cedar Fair, LP^ 5.250%, 07/15/29	841,257
600,000	Churchill Downs, Inc.* 6.750%, 05/01/31	595,974
985,000	Dana, Inc. 4.250%, 09/01/30	855,916
896,000	4.500%, 02/15/32	760,256
1,265,000	DISH DBS Corp. 5.125%, 06/01/29	511,136
895,000	5.250%, 12/01/26*	705,949
739,000	7.375%, 07/01/28	331,722
600,000	5.750%, 12/01/28*	407,226
476,000	7.750%, 07/01/26	300,237
1,200,000	DISH Network Corp.* 11.750%, 11/15/27	1,210,992
1,675,000	Empire Resorts, Inc.* 7.750%, 11/01/26	1,561,870
1,308,000	Everi Holdings, Inc.* 5.000%, 07/15/29	1,284,809
1,240,000	Ford Motor Company 6.100%, 08/19/32	1,216,725
1,885,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	1,645,473
1,555,000	7.200%, 06/10/30	1,612,411
1,450,000	5.113%, 05/03/29	1,382,111
1,100,000	7.350%, 11/04/27	1,138,225
1,000,000	2.900%, 02/16/28	890,460
447,000	Gap, Inc.* 3.875%, 10/01/31	365,673
600,000	General Motors Company 5.200%, 04/01/45	514,050
310,000	General Motors Financial Company, Inc.‡ 5.700%, 09/30/30^ 5 year CMT + 5.00%	291,440
155,000	6.500%, 09/30/28 3 mo. LIBOR + 3.44%	148,640
2,100,000	goeasy, Ltd.* 9.250%, 12/01/28	2,222,871
1,079,000	7.625%, 07/01/29	1,080,770
635,000	Goodyear Tire & Rubber Company 5.250%, 07/15/31^	562,559
600,000	5.625%, 04/30/33	528,036
511,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	466,160
1,280,000	Guitar Center, Inc.*^ 8.500%, 01/15/26	1,131,891

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
915,000	International Game Technology, PLC* 6.250%, 01/15/27	$914,460
328,990	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	332,408
1,355,000	Kohl's Corp. 5.550%, 07/17/45	930,628
1,200,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	1,248,888
1,175,000	Liberty Interactive, LLC 8.250%, 02/01/30	652,748
1,159,000	Life Time, Inc.* 8.000%, 04/15/26	1,160,947
600,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	612,306
450,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	471,884
767,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	761,171
780,000	M/I Homes, Inc. 3.950%, 02/15/30	677,399
1,392,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	1,173,205
905,000	4.300%, 02/15/43	715,873
1,518,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	1,388,439
725,000	Newell Brands, Inc. 5.700%, 04/01/26	715,212
605,000	Nordstrom, Inc. 6.950%, 03/15/28	601,189
600,000	5.000%, 01/15/44	455,916
551,000	4.250%, 08/01/31	475,634
1,783,000	Patrick Industries, Inc.* 4.750%, 05/01/29	1,622,405
1,370,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	1,148,211
605,000	Phinia, Inc.* 6.750%, 04/15/29	607,589
1,670,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	1,247,807
600,000	QVC, Inc. 5.450%, 08/15/34	394,164
600,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	644,010
2,333,000	Rite Aid Corp.*@ 8.000%, 11/15/26	1,505,555
600,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	618,150
150,000	6.250%, 03/15/32	147,891
PRINCIPAL AMOUNT		VALUE
1,670,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	$1,444,550
1,800,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	1,797,876
1,348,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	1,207,768
837,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	789,927
1,270,000	Station Casinos, LLC* 4.500%, 02/15/28	1,178,890
1,200,000	STL Holding Company, LLC* 8.750%, 02/15/29	1,234,332
707,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	689,177
300,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	322,032
1,355,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	1,339,363
1,200,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	1,228,992
400,000	6.875%, 04/23/32	404,524
400,000	6.750%, 04/23/30	401,196
		80,380,595
	Consumer Staples (0.7%)
1,335,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	1,312,145
1,739,000	Arrow Bidco, LLC* 10.750%, 06/15/25	1,793,883
1,210,000	B&G Foods, Inc.* 8.000%, 09/15/28	1,255,762
1,358,000	Central Garden & Pet Company* 4.125%, 04/30/31	1,178,635
1,349,000	Edgewell Personal Care Company* 4.125%, 04/01/29	1,223,381
1,641,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	1,451,481
298,000	6.500%, 12/31/27	295,366
1,770,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30	1,710,050
740,000	5.125%, 02/01/28^	719,554
440,000	5.750%, 04/01/33	421,326
290,000	Land O' Lakes, Inc.* 7.000%, 09/18/28	225,713
751,000	New Albertsons, LP 7.750%, 06/15/26	773,462
1,192,000	Performance Food Group, Inc.* 4.250%, 08/01/29	1,068,866
900,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	797,058
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
600,000	Post Holdings, Inc.* 6.250%, 02/15/32	$593,466
1,124,000	Prestige Brands, Inc.* 3.750%, 04/01/31	957,637
1,015,000	United Natural Foods, Inc.* 6.750%, 10/15/28	780,281
1,257,000	Vector Group, Ltd.* 5.750%, 02/01/29	1,143,858
		17,701,924
	Energy (2.0%)
598,000	Antero Resources Corp.* 5.375%, 03/01/30	569,033
1,187,000	Apache Corp. 5.100%, 09/01/40	988,534
600,000	Buckeye Partners, LP 5.850%, 11/15/43	502,362
591,000	Cheniere Energy, Inc. 4.625%, 10/15/28	565,492
892,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	893,017
1,688,000	Civitas Resources, Inc.* 8.750%, 07/01/31	1,796,370
600,000	Continental Resources, Inc. 4.900%, 06/01/44	483,768
600,000	2.875%, 04/01/32*	479,688
921,000	DT Midstream, Inc.* 4.125%, 06/15/29	834,905
1,176,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	1,210,104
450,000	9.875%, 07/15/31	497,957
1,036,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	1,019,704
395,000	5.750%, 07/15/80 5 year CMT + 5.31%	362,294
660,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	672,335
1,735,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. SOFR + 3.28%	1,576,005
1,015,000	6.500%, 11/15/26 5 year CMT + 5.69%	985,961
155,000	8.000%, 05/15/54	159,845
75,000	9.597%, 05/16/24 3 mo. USD LIBOR + 4.03	74,866
1,775,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. LIBOR + 4.11%	1,752,937
1,285,000	4.850%, 07/15/26	1,252,849
745,000	Enlink Midstream, LLC* 6.500%, 09/01/30	754,581
PRINCIPAL AMOUNT		VALUE
80,000	Enterprise Products Operating, LLC‡ 5.250%, 08/16/77 3 mo. SOFR + 3.29%	$75,401
75,000	8.573%, 08/16/77 3 mo. LIBOR + 2.99%	74,753
1,970,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	2,007,115
600,000	6.375%, 04/01/29	596,166
885,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	916,798
543,000	6.250%, 05/15/26	539,123
1,190,000	Gulfport Energy Corp. 8.000%, 05/17/26*	1,207,909
306,527	8.000%, 05/17/26	311,140
1,670,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	1,604,686
894,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	883,665
1,200,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	1,214,256
1,162,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	1,146,580
907,000	Matador Resources Company* 6.500%, 04/15/32	899,590
600,000	Moss Creek Resources Holdings, Inc.* 10.500%, 05/15/27	614,346
540,000	7.500%, 01/15/26	539,417
900,000	Nabors Industries, Inc.* 7.375%, 05/15/27	892,665
450,000	9.125%, 01/31/30	465,777
900,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	854,028
773,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	764,837
1,255,000	Oceaneering International, Inc. 6.000%, 02/01/28	1,209,669
1,270,000	Parkland Corp.*~ 5.875%, 07/15/27	1,242,263
633,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	604,971
300,000	Permian Resources Operating LLC* 7.000%, 01/15/32	306,531
1,390,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. LIBOR + 4.11%	1,385,218
1,670,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	1,544,550
593,000	Southwestern Energy Company 4.750%, 02/01/32	534,726
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,626,300	Transocean, Inc.* 8.750%, 02/15/30	$1,697,499
600,000	8.250%, 05/15/29	596,754
750,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	743,580
300,000	4.125%, 08/15/31	262,776
300,000	3.875%, 08/15/29	265,080
1,505,000	Venture Global LNG, Inc.* 8.375%, 06/01/31	1,545,680
900,000	8.125%, 06/01/28	921,294
600,000	9.875%, 02/01/32	640,314
600,000	9.500%, 02/01/29	645,432
685,000	Vital Energy, Inc. 7.750%, 07/31/29*	690,076
630,000	7.875%, 04/15/32*	639,960
464,000	9.750%, 10/15/30	505,992
1,200,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	1,145,316
1,505,000	Weatherford International, Ltd.* 8.625%, 04/30/30	1,563,514
		51,732,054
	Financials (3.2%)
1,900,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	1,888,334
1,789,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	1,803,509
255,000	Aircastle, Ltd.*‡ 5.250%, 06/15/26 5 year CMT + 4.41%	242,979
2,100,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	2,063,649
140,000	7.000%, 01/15/31	140,857
140,000	Allstate Corp.‡ 8.507%, 08/15/53 3 mo. LIBOR + 2.94%	140,139
1,782,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	1,513,934
850,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	658,733
489,000	8.000%, 11/01/31	529,959
250,000	American International Group, Inc.‡ 5.750%, 04/01/48 3 mo. LIBOR + 2.87%	242,310
2,365,000	AmWINS Group, Inc.* 4.875%, 06/30/29	2,153,096
460,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24%	424,230
888,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	818,061
350,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40
	5 year CMT + 3.19%	313,877
PRINCIPAL AMOUNT		VALUE
439,000	Bank of America Corp.‡ 6.125%, 04/27/27 5 year CMT + 3.23%	$434,535
300,000	4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	292,173
145,000	5.125%, 06/20/24 3 mo. SOFR + 3.55%3 mo. LIBOR + 3.03%3 mo. LIBOR + 3.03%	145,136
135,000	6.250%, 09/05/24 3 mo. SOFR + 3.97%	134,939
135,000	6.100%, 03/17/25 3 mo. SOFR + 4.16%	134,949
763,000	Bank of New York Mellon Corp.‡ 4.700%, 09/20/25 5 year CMT + 4.36%	747,671
285,000	BP Capital Markets, PLC‡ 4.375%, 06/22/25 5 year CMT + 4.04%	279,177
280,000	4.875%, 03/22/30 5 year CMT + 4.40%	262,265
600,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	614,760
1,779,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	1,623,213
1,435,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	1,285,616
1,200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	1,164,396
458,000	Capital One Financial Corp.^‡ 3.950%, 09/01/26 5 year CMT + 3.16%	395,900
285,000	Charles Schwab Corp.‡ 5.375%, 06/01/25 5 year CMT + 4.97%	282,150
147,000	4.000%, 12/01/30 10 year CMT + 3.08%	119,704
135,000	4.000%, 06/01/26 5 year CMT + 3.17%	124,546
509,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	478,185
166,000	4.150%, 11/15/26 5 year CMT + 3.00%	152,537
155,000	7.200%, 05/15/29	156,705
150,000	7.625%, 11/15/28 5 year CMT + 3.21%	155,190
150,000	4.000%, 12/10/25 5 year CMT + 3.60%	143,445
140,000	5.950%, 05/15/25 3 mo. USD LIBOR + 3.91%	139,434
450,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	384,826
155,000	5.650%, 10/06/25 5 year CMT + 5.31%	151,756
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
315,000	Comerica, Inc.‡ 5.625%, 07/01/25 5 year CMT + 5.29%	$303,984
145,000	Corebridge Financial, Inc.‡ 6.875%, 12/15/52	143,435
1,165,000	Credit Acceptance Corp. 6.625%, 03/15/26	1,162,216
800,000	9.250%, 12/15/28*	848,976
1,205,000	Cushman & Wakefield U.S. Borrower LLC*^ 8.875%, 09/01/31	1,253,863
250,000	Depository Trust & Clearing Corp.*‡ 3.375%, 06/20/26 5 year CMT + 2.61	220,508
275,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. SOFR + 3.34%	231,052
245,000	6.125%, 06/23/25 5 year CMT + 5.78%	245,463
1,533,000	Enact Holdings, Inc.* 6.500%, 08/15/25	1,532,341
335,000	Enstar Finance, LLC‡ 5.500%, 01/15/42 5 year CMT + 4.01%	316,330
605,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	578,646
70,000	First Citizens BancShares, Inc.‡ 9.563%, 01/04/27 3 mo. SOFR + 4.23%	70,855
1,350,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	1,387,098
1,472,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	1,253,732
310,000	Goldman Sachs Group, Inc.‡ 4.400%, 02/10/25 5 year CMT + 2.85%	301,965
153,000	4.125%, 11/10/26 5 year CMT + 2.95%	141,450
150,000	7.500%, 05/10/29 5 year CMT + 2.81	151,893
149,000	7.500%, 02/10/29 5 year CMT + 3.16%	154,315
1,250,000	GTCR W-2 Merger Sub, LLC* 7.500%, 01/15/31	1,290,000
655,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	672,633
1,785,000	HUB International, Ltd.* 5.625%, 12/01/29	1,647,002
600,000	7.375%, 01/31/32	597,528
350,000	Huntington Bancshares, Inc.‡ 4.450%, 10/15/27 7 year CMT + 4.05%	314,212
210,000	5.625%, 07/15/30 10 year CMT + 4.95%	188,206
PRINCIPAL AMOUNT		VALUE
892,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	$751,644
1,913,000	ILFC E-Capital Trust II*‡ 7.395%, 12/21/65 3 mo. LIBOR + 1.80%	1,528,410
2,470,000	Iron Mountain, Inc.* 5.250%, 03/15/28	2,366,556
3,000,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	2,702,220
775,000	JPMorgan Chase & Company‡ 3.650%, 06/01/26^ 5 year CMT + 2.85%	726,880
300,000	6.100%, 10/01/24 3 mo. USD LIBOR + 3.33%	300,879
180,000	KeyCorp‡ 5.000%, 09/15/26 3 mo. SOFR + 3.87%	152,716
2,306,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	2,268,251
1,296,000	4.750%, 06/15/29	1,159,129
1,080,000	LD Holdings Group, LLC* 6.125%, 04/01/28	819,871
1,250,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	489,050
600,000	4.625%, 09/15/27	353,850
525,000	Liberty Mutual Group, Inc.*‡ 4.125%, 12/15/51 5 year CMT + 3.32%	478,984
892,000	LPL Holdings, Inc.* 4.000%, 03/15/29	809,900
145,000	M&T Bank Corp.‡ 9.179%, 08/15/24 3 mo. LIBOR + 3.61%	145,126
85,000	5.125%, 11/01/26 3 mo. LIBOR + 3.52%	74,831
80,000	5.000%, 08/01/24 5 year CMT + 3.17%	76,512
1,200,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	1,257,828
531,987	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 14.750%, 11/14/28	580,233
280,000	Markel Corp.‡ 6.000%, 06/01/25 5 year CMT + 5.66%	277,354
2,137,000	MetLife, Inc. 6.400%, 12/15/66	2,131,722
225,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	215,694
1,615,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	1,520,199
1,305,000	Navient Corp. 5.000%, 03/15/27	1,232,586
655,000	4.875%, 03/15/28	592,880
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
780,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	$666,042
600,000	Newmark Group, Inc.* 7.500%, 01/12/29	606,636
230,000	Northern Trust Corp.‡ 4.600%, 10/01/26 3 mo. LIBOR + 3.20%	220,720
900,000	OneMain Finance Corp. 9.000%, 01/15/29	946,152
820,000	3.875%, 09/15/28	723,560
599,000	7.125%, 03/15/26	604,852
442,000	PartnerRe Finance B, LLC^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	399,992
1,871,000	PHH Mortgage Corp.* 7.875%, 03/15/26	1,799,359
315,000	PNC Financial Services Group, Inc.‡ 3.400%, 09/15/26 5 year CMT + 2.60%	271,773
140,000	6.200%, 09/15/27 5 year CMT + 3.24%	137,448
140,000	6.000%, 05/15/27 5 year CMT + 3.00%	135,309
280,000	QBE Insurance Group, Ltd.*‡ 5.875%, 05/12/25 5 year CMT + 5.51%	277,029
1,355,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	1,248,565
1,200,000	6.500%, 04/01/32	1,177,572
560,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	477,064
555,000	3.625%, 03/01/29	490,215
275,000	2.875%, 10/15/26	253,030
1,500,000	StoneX Group, Inc.* 7.875%, 03/01/31	1,517,970
1,225,000	8.625%, 06/15/25	1,229,998
295,000	Truist Financial Corp.‡ 4.800%, 09/01/24 5 year CMT + 3.00%	285,474
285,000	4.950%, 09/01/25 5 year CMT + 4.61%	277,630
108,000	5.100%, 03/01/30 10 year CMT + 4.35%	98,061
320,000	U.S. Bancorp^‡ 5.300%, 04/15/27 3 mo. SOFR + 3.18%	300,307
1,383,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	1,287,449
600,000	5.750%, 06/15/27	576,624
600,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 10.500%, 02/15/28	623,250
600,000	6.500%, 02/15/29	482,838
PRINCIPAL AMOUNT		VALUE
1,340,000	VZ Secured Financing, BV* 5.000%, 01/15/32	$1,132,421
620,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	588,020
560,000	7.625%, 09/15/28 5 year CMT + 3.61	585,850
1,255,000	XHR, LP* 6.375%, 08/15/25	1,254,485
		81,433,578
	Health Care (1.0%)
2,370,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28^	1,856,516
469,000	14.000%, 10/15/30	303,030
447,000	6.125%, 02/01/27	328,196
2,392,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	1,694,110
663,000	6.875%, 04/15/29	492,364
655,000	8.000%, 03/15/26	652,793
600,000	10.875%, 01/15/32	615,408
149,000	5.250%, 05/15/30	122,164
1,395,000	DaVita, Inc.* 3.750%, 02/15/31	1,149,857
1,326,000	4.625%, 06/01/30	1,164,865
894,000	Embecta Corp.* 5.000%, 02/15/30	689,801
298,000	6.750%, 02/15/30	256,319
600,000	Encompass Health Corp. 4.750%, 02/01/30	551,412
600,000	4.500%, 02/01/28	564,420
1,369,000	HCA, Inc. 7.500%, 11/06/33	1,493,415
350,000	Jazz Securities DAC* 4.375%, 01/15/29	320,663
1,484,000	Medline Borrower, LP* 5.250%, 10/01/29	1,382,865
1,480,000	3.875%, 04/01/29	1,325,636
2,200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	1,904,144
500,000	4.125%, 04/30/28	455,920
1,251,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	1,165,006
2,710,000	Tenet Healthcare Corp. 6.250%, 02/01/27	2,704,282
1,575,000	6.875%, 11/15/31	1,630,377
1,520,000	Teva Pharmaceutical Finance Netherlands III, BV 5.125%, 05/09/29^	1,442,738
1,100,000	4.750%, 05/09/27	1,053,954
535,000	3.150%, 10/01/26	495,918
		25,816,173
	Industrials (2.1%)
1,200,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	1,210,788
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,355,000	ACCO Brands Corp.* 4.250%, 03/15/29	$1,182,576
1,170,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	1,159,774
1,520,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	1,316,350
320,000	4.650%, 06/15/26 5 year CMT + 4.08%	301,597
1,925,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	1,840,608
900,000	5.875%, 02/15/28	882,783
770,000	Allegiant Travel Company* 7.250%, 08/15/27	745,868
670,000	Arcosa, Inc.* 4.375%, 04/15/29	613,365
3,100,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	865,272
937,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	838,643
604,000	Boeing Company* 6.388%, 05/01/31	608,409
600,000	Bombardier, Inc.* 8.750%, 11/15/30	638,784
490,000	7.875%, 04/15/27	488,471
376,000	7.250%, 07/01/31	377,466
1,191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	1,086,371
1,220,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	1,150,155
295,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	286,097
1,565,000	Deluxe Corp.* 8.000%, 06/01/29	1,421,677
1,194,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	1,204,149
600,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	596,394
600,000	EnerSys* 6.625%, 01/15/32	598,386
575,000	4.375%, 12/15/27	539,103
450,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	458,843
733,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	663,504
750,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	719,557
551,000	3.500%, 03/01/29	488,175
1,303,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	1,100,657
PRINCIPAL AMOUNT		VALUE
2,775,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	$2,458,705
1,492,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	1,402,540
1,500,000	Herc Holdings, Inc.* 5.500%, 07/15/27	1,458,885
1,385,000	IEA Energy Services, LLC* 6.625%, 08/15/29	1,322,052
721,000	JELD-WEN, Inc.* 4.625%, 12/15/25	704,042
625,000	4.875%, 12/15/27	594,194
1,940,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	1,807,479
1,200,000	Knife River Holding Company* 7.750%, 05/01/31	1,248,924
298,000	MasTec, Inc.*^ 4.500%, 08/15/28	278,675
150,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	149,079
722,000	Moog, Inc.* 4.250%, 12/15/27	675,626
1,472,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	1,106,223
1,140,000	Novelis Corp.* 4.750%, 01/30/30	1,041,105
450,000	OI European Group, BV* 4.750%, 02/15/30	411,948
1,375,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	1,279,080
933,000	Sealed Air Corp.* 6.125%, 02/01/28	922,653
298,000	5.000%, 04/15/29	280,606
300,000	Sealed Air Corp./Sealed Air Corp. U.S.* 7.250%, 02/15/31	306,021
650,000	Sensata Technologies, BV* 4.000%, 04/15/29	582,146
593,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	502,419
891,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	613,739
600,000	5.500%, 03/01/30	416,148
1,165,000	Standard Industries, Inc.* 5.000%, 02/15/27	1,124,353
100,000	Stanley Black & Decker, Inc.‡ 4.000%, 03/15/60 5 year CMT + 2.66%	87,966
957,000	Stericycle, Inc.* 3.875%, 01/15/29	855,673
1,295,000	TransDigm, Inc.* 6.875%, 12/15/30	1,304,829
900,000	6.750%, 08/15/28	904,293
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
450,000	7.125%, 12/01/31	$459,216
298,000	6.625%, 03/01/32	297,979
583,000	Tronox, Inc.* 4.625%, 03/15/29	522,036
439,547	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	406,005
1,191,000	Vertiv Group Corp.* 4.125%, 11/15/28	1,103,712
1,251,000	Wabash National Corp.* 4.500%, 10/15/28	1,126,025
1,050,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	1,028,622
703,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	650,289
600,000	7.375%, 10/01/31	613,368
		53,430,477
	Information Technology (0.6%)
296,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	271,553
692,000	Coherent Corp.* 5.000%, 12/15/29	639,138
1,100,000	CommScope, Inc.* 4.750%, 09/01/29	769,175
524,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	527,228
596,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	543,182
586,000	Fair Isaac Corp.* 4.000%, 06/15/28	540,556
1,315,000	KBR, Inc.* 4.750%, 09/30/28	1,228,631
1,300,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28	957,398
595,000	5.500%, 09/01/28	486,079
600,000	NCL Corp., Ltd.* 8.125%, 01/15/29	625,458
589,000	NCR Voyix Corp.* 5.125%, 04/15/29	541,739
886,000	ON Semiconductor Corp.* 3.875%, 09/01/28	804,257
855,000	Open Text Corp.* 3.875%, 02/15/28	781,068
600,000	6.900%, 12/01/27	613,812
447,000	3.875%, 12/01/29	391,943
447,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	383,772
1,035,000	Playtika Holding Corp.* 4.250%, 03/15/29	891,518
1,645,000	TTM Technologies, Inc.* 4.000%, 03/01/29	1,473,871
830,000	Twilio, Inc. 3.625%, 03/15/29	737,256
298,000	3.875%, 03/15/31	258,414
PRINCIPAL AMOUNT		VALUE
450,000	UKG, Inc.* 6.875%, 02/01/31	$451,053
1,475,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	1,248,366
1,355,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	1,198,267
		16,363,734
	Materials (0.6%)
623,000	ArcelorMittal, SA 7.000%, 10/15/39	659,539
600,000	ATI, Inc. 5.875%, 12/01/27	589,398
295,000	Carpenter Technology Corp. 7.625%, 03/15/30	301,398
1,195,000	Chemours Company* 4.625%, 11/15/29	1,024,975
1,880,000	Clearwater Paper Corp.* 4.750%, 08/15/28	1,709,766
900,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	879,408
596,000	Commercial Metals Company 4.125%, 01/15/30	535,405
298,000	4.375%, 03/15/32	262,860
1,375,000	Constellium, SE*^ 3.750%, 04/15/29	1,221,344
590,000	HB Fuller Company 4.250%, 10/15/28	545,184
600,000	INEOS Finance, PLC* 6.750%, 05/15/28	590,340
900,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	908,874
1,050,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	979,093
297,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	277,018
1,266,000	Mercer International, Inc. 5.125%, 02/01/29	1,107,206
600,000	12.875%, 10/01/28*	655,662
1,175,000	OCI, NV* 6.700%, 03/16/33	1,129,069
900,000	Owens-Brockway Glass Container, Inc.* 7.250%, 05/15/31	902,556
590,000	6.625%, 05/13/27	590,177
1,328,000	Silgan Holdings, Inc. 4.125%, 02/01/28	1,239,927
589,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	152,498
		16,261,697
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Other (0.0%)
625,000	Gen Digital, Inc.* 6.750%, 09/30/27	$627,669
325,000	7.125%, 09/30/30^	328,900
		956,569
	Real Estate (0.2%)
953,000	EPR Properties 3.750%, 08/15/29	829,177
862,000	Forestar Group, Inc.* 5.000%, 03/01/28	819,547
630,000	3.850%, 05/15/26	598,935
1,341,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	1,214,798
550,000	Service Properties Trust 5.250%, 02/15/26	529,408
		3,991,865
	Special Purpose Acquisition Companies (0.1%)
1,195,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	1,041,825
596,000	4.625%, 01/15/29	539,583
		1,581,408
	Utilities (0.2%)
340,000	Algonquin Power & Utilities Corp.‡ 4.750%, 01/18/82 5 year CMT + 3.25%	294,957
85,000	American Electric Power Company, Inc.‡ 3.875%, 02/15/62 5 year CMT + 2.68	76,361
235,000	CMS Energy Corp.‡ 4.750%, 06/01/50 5 year CMT + 4.12%	212,513
250,000	Dominion Energy, Inc.‡ 4.650%, 12/15/24 5 year CMT + 2.99%	244,792
133,000	4.350%, 01/15/27 5 year CMT + 3.20%	122,291
330,000	Duke Energy Corp.‡ 4.875%, 09/16/24 5 year CMT + 3.39%	327,598
132,000	3.250%, 01/15/82 5 year CMT + 2.32%	116,470
285,000	Emera, Inc.‡ 6.750%, 06/15/76 3 mo. LIBOR + 5.44	282,481
288,000	National Rural Utilities Cooperative Finance Corp.‡ 7.125%, 09/15/53	294,733
150,000	5.250%, 04/20/46 3 mo. LIBOR + 3.63%	145,183
320,000	NextEra Energy Capital Holdings, Inc.‡ 3.800%, 03/15/82 5 year CMT + 2.55%	290,042
155,000	6.700%, 09/01/54	153,608
PRINCIPAL AMOUNT		VALUE
591,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. LIBOR + 2.67%	$586,479
220,000	Sempra‡ 4.875%, 10/15/25 5 year CMT + 4.55%	215,052
85,000	4.125%, 04/01/52 5 year CMT + 2.87%	77,285
442,000	Southern Company‡ 4.000%, 01/15/51 5 year CMT + 3.73%	422,561
95,000	3.750%, 09/15/51 5 year CMT + 2.92%	87,256
625,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	615,506
340,000	8.000%, 10/15/26 5 year CMT + 6.93%	343,872
80,000	WEC Energy Group, Inc.‡ 7.681%, 05/15/67 3 mo. LIBOR + 2.11%	77,980
		4,987,020
	TOTAL CORPORATE BONDS (Cost $417,404,277)	397,272,957
CONVERTIBLE BONDS (20.8%)
	Communication Services (1.1%)
1,203,000	Cable One, Inc. 0.000%, 03/15/26	1,040,439
5,970,000	Liberty Media Corp.* 2.375%, 09/30/53	6,264,082
8,895,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	9,264,409
11,475,000	Live Nation Entertainment, Inc. 3.125%, 01/15/29	12,483,767
		29,052,697
	Consumer Discretionary (2.3%)
8,205,000	Airbnb, Inc. 0.000%, 03/15/26	7,556,231
9,550,000	Booking Holdings, Inc. 0.750%, 05/01/25	17,546,692
1,803,000	DISH Network Corp. 0.000%, 12/15/25	1,323,402
14,650,000	Ford Motor Company 0.000%, 03/15/26	14,624,655
3,765,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	10,731,944
2,370,000	Wayfair, Inc. 3.250%, 09/15/27	2,614,276
3,885,000	Winnebago Industries, Inc.* 3.250%, 01/15/30	3,840,284
		58,237,484
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.3%)
5,735,000	Post Holdings, Inc. 2.500%, 08/15/27	$6,429,509
	Energy (0.3%)
6,615,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	8,188,576
	Financials (1.0%)
4,115,000	Federal Realty OP, LP* 3.250%, 01/15/29	4,011,755
7,915,000	Global Payments, Inc.* 1.500%, 03/01/31	7,894,975
11,275,000	Morgan Stanley Finance, LLC 1.000%, 11/23/27	14,178,312
		26,085,042
	Health Care (1.7%)
13,555,000	Dexcom, Inc. 0.250%, 11/15/25	14,213,231
6,245,000	0.375%, 05/15/28*	6,344,295
4,085,000	Exact Sciences Corp.* 2.000%, 03/01/30	4,212,289
7,895,000	Integer Holdings Corp. 2.125%, 02/15/28	10,979,418
6,480,000	iRhythm Technologies, Inc.* 1.500%, 09/01/29	6,573,701
		42,322,934
	Industrials (3.0%)
6,850,000	American Airlines Group, Inc. 6.500%, 07/01/25	7,491,434
4,215,000	Axon Enterprise, Inc. 0.500%, 12/15/27	6,142,014
7,500,000	Fluor Corp.* 1.125%, 08/15/29	8,171,400
13,805,000	Middleby Corp. 1.000%, 09/01/25	16,268,088
8,835,000	Tetra Tech, Inc.* 2.250%, 08/15/28	10,036,472
14,800,000	Uber Technologies, Inc. 0.000%, 12/15/25	15,453,716
12,000,000	0.875%, 12/01/28*	13,558,200
		77,121,324
	Information Technology (7.3%)
5,910,000	Advanced Energy Industries, Inc.* 2.500%, 09/15/28	5,858,642
16,815,000	Akamai Technologies, Inc. 1.125%, 02/15/29*	16,564,793
4,230,000	0.375%, 09/01/27	4,294,719
7,838,000	BILL Holdings, Inc. 0.000%, 04/01/27	6,671,549
7,545,000	CyberArk Software, Ltd. 0.000%, 11/15/24	11,593,043
PRINCIPAL AMOUNT		VALUE
12,325,000	Enphase Energy, Inc. 0.000%, 03/01/28	$10,230,736
5,215,000	NCL Corp., Ltd. 5.375%, 08/01/25	6,412,051
7,605,000	Nutanix, Inc. 0.250%, 10/01/27	9,210,948
17,315,000	ON Semiconductor Corp. 0.500%, 03/01/29	16,783,949
2,520,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	7,377,023
7,920,000	Parsons Corp.* 2.625%, 03/01/29	8,306,179
5,970,000	Rapid7, Inc.* 1.250%, 03/15/29	5,788,452
13,100,000	Seagate HDD Cayman* 3.500%, 06/01/28	15,684,106
8,400,000	SK Hynix, Inc. 1.750%, 04/11/30	13,175,064
8,013,000	Super Micro Computer, Inc.* 0.000%, 03/01/29	8,195,055
5,850,000	Tyler Technologies, Inc.^ 0.250%, 03/15/26	6,145,308
6,065,000	Vertex, Inc.* 0.750%, 05/01/29	6,342,474
16,670,000	Western Digital Corp.* 3.000%, 11/15/28	25,181,869
5,670,000	Wolfspeed, Inc. 1.875%, 12/01/29	3,248,400
		187,064,360
	Other (0.0%)
590,000	Multiplan Corp.* 6.000%, 10/15/27	420,310
	Real Estate (1.2%)
15,115,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	13,348,661
15,640,000	Welltower OP, LLC* 2.750%, 05/15/28	17,531,815
		30,880,476
	Utilities (2.6%)
11,920,000	Alliant Energy Corp. 3.875%, 03/15/26	11,696,500
16,655,000	CMS Energy Corp.* 3.375%, 05/01/28	16,318,736
7,245,000	PG&E Corp.* 4.250%, 12/01/27	7,270,575
20,355,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	19,351,498
10,540,000	Southern Company 3.875%, 12/15/25	10,522,082
		65,159,391
	TOTAL CONVERTIBLE BONDS (Cost $514,831,006)	530,962,103
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
BANK LOANS (6.1%)¡
	Airlines (0.2%)
2,825,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	$2,847,953
792,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	824,753
793,000	Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	815,137
2,040,000	United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	2,051,159
		6,539,002
	Communication Services (0.7%)
2,000,000	APi Group DE, Inc. 7.930%, 01/03/29 1 mo. SOFR + 2.50%	2,009,830
65,874	Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	66,038
3,274,286	Charter Communications Operating LLC‡ 7.079%, 02/01/27 1 mo. SOFR + 1.75%	3,274,564
575,870	Clear Channel Outdoor Holdings, Inc.‡ 9.430%, 08/23/28 1 mo. SOFR + 4.00%	577,070
531,873	DIRECTV Financing, LLC! 0.000%, 08/02/27	535,269
494,704	DIRECTV Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	497,863
1,755,000	Entercom Media Corp.‡& 8.145%, 11/18/24 3 mo. SOFR + 0.00%	951,210
1,985,025	Go Daddy Operating Company, LLC‡ 7.316%, 11/09/29 1 mo. SOFR + 2.00%	1,988,162
1,165,745	Gray Television, Inc.‡ 7.942%, 01/02/26 1 mo. SOFR + 2.50%	1,152,706
2,000,000	Match Group, Inc.‡ 7.233%, 02/13/27 3 mo. SOFR + 1.75%	2,000,000
2,000,000	Nexstar Broadcasting, Inc.‡ 7.930%, 09/18/26 1 mo. SOFR + 2.50%	2,004,000
1,200,000	Telesat Canada‡ 8.355%, 12/07/26 3 mo. SOFR + 2.75%	612,252
2,000,000	Virgin Media Bristol, LLC‡ 7.936%, 01/31/28 1 mo. SOFR + 2.50%	1,965,750
		17,634,714
PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (1.7%)
2,580,000	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	$2,594,512
768,000	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	772,562
1,985,000	Aramark Services, Inc.‡ 7.316%, 06/22/30 1 mo. SOFR + 2.00%	1,986,985
1,188,000	Caesars Entertainment, Inc.‡ 8.666%, 02/06/30 1 mo. SOFR + 3.25%	1,191,938
4,898,729	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	4,930,105
1,083,107	Carnival Corp.‡ 8.067%, 10/18/28 1 mo. SOFR + 3.25%	1,088,863
1,083,107	Carnival Corp.‡ 0.000%, 10/18/28	1,090,553
2,000,000	Cedar Fair, LP‡! 0.000%, 04/18/31	2,002,500
1,995,000	Flutter Financing, BV‡ 7.559%, 11/25/30 3 mo. SOFR + 2.25%	2,001,055
1,230,000	Flutter Financing, BV! 0.000%, 11/25/30	1,233,733
1,492,232	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	1,495,336
2,000,000	Hilton Domestic Operating Company, Inc.‡ 7.417%, 11/08/30 1 mo. SOFR + 2.00%	2,006,710
2,000,000	Installed Building Products, Inc.‡ 7.316%, 03/28/31 1 mo. SOFR + 2.00%	2,009,690
2,183,120	KFC Holding Company‡ 7.183%, 03/15/28 1 mo. SOFR + 1.75%	2,184,823
722,390	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	727,584
3,368,899	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	3,380,589
1,984,655	Murphy USA, Inc.‡ 7.192%, 01/31/28 1 mo. SOFR + 1.75%	1,993,834
1,984,848	PENN Entertainment, Inc.‡ 8.166%, 05/03/29 1 mo. SOFR + 2.75%	1,989,910
2,619,419	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	2,586,676
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,705,000	Station Casinos LLC! 0.000%, 03/14/31	$1,707,208
1,495,000	Station Casinos, LLC‡ 7.566%, 03/14/31 1 mo. SOFR + 2.25%	1,496,936
740,959	TKC Holdings, Inc.‡ 10.930%, 05/15/28 1 mo. SOFR + 5.50%	736,791
1,196,252	Windsor Holdings III, LLC‡ 9.319%, 08/01/30 1 mo. SOFR + 4.00%	1,208,065
		42,416,958
	Consumer Staples (0.4%)
2,791,704	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	2,797,818
659,016	Fiesta Purchaser, Inc.‡ 9.316%, 02/12/31 1 mo. SOFR + 4.00%	662,437
540,984	Fiesta Purchaser, Inc.‡ 9.318%, 02/12/31 1 mo. SOFR + 4.00%	543,791
4,128,545	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	4,157,589
1,225,000	Star Parent, Inc.‡ 9.309%, 09/27/30 3 mo. SOFR + 4.00%	1,226,152
800,000	United Natural Foods, Inc.! 0.000%, 04/25/31	793,000
543,918	United Natural Foods, Inc.‡ 8.680%, 10/22/25 1 mo. SOFR + 3.25%	542,188
		10,722,975
	Energy (0.1%)
952,612	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	957,142
573,563	New Fortress Energy, Inc.‡ 10.330%, 10/27/28 3 mo. SOFR + 5.00%	577,506
1,486,492	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	1,493,457
300,000	Par Petroleum, LLC! 9.693%, 02/28/30 3 mo. SOFR + 4.25%	301,405
		3,329,510
	Financials (0.6%)
1,325,000	Advisor Group, Inc.! 0.000%, 08/17/28	1,334,633
299,250	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	301,426
PRINCIPAL AMOUNT		VALUE
996,271	Alliant Holdings Intermediate, LLC‡ 8.819%, 11/06/30 1 mo. SOFR + 3.50%	$1,001,351
908,149	Amynta Agency Borrower, Inc.‡ 9.552%, 02/28/28 1 mo. SOFR + 4.25%	912,367
945,000	AssuredPartners, Inc.! 0.000%, 02/14/31	950,207
555,000	AssuredPartners, Inc.‡ 8.816%, 02/14/31 1 mo. SOFR + 3.50%	558,058
3,084,519	Avolon TLB Borrower 1 (US) LLC‡ 7.315%, 06/22/28 1 mo. SOFR + 2.00%	3,094,637
598,500	Broadstreet Partners, Inc.‡ 9.066%, 01/27/29 1 mo. SOFR + 3.75%	601,367
616,410	Delos Aircraft Leasing DAC‡ 7.302%, 10/31/27 3 mo. SOFR + 2.00%	617,874
1,197,000	HUB International, Ltd.‡ 8.575%, 06/20/30 3 mo. SOFR + 3.25%	1,204,403
3,000	HUB International, Ltd.‡ 8.565%, 06/20/30 3 mo. SOFR + 3.25%	3,018
2,922,675	Iron Mountain, Inc.‡ 7.566%, 01/31/31 1 mo. SOFR + 2.25%	2,920,235
610,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	600,960
1,583,083	VFH Parent, LLC‡ 8.416%, 01/13/29 1 mo. SOFR + 3.00%	1,585,315
		15,685,851
	Health Care (0.7%)
1,419,958	Avantor Funding, Inc.‡ 7.416%, 11/08/27 1 mo. SOFR + 2.00%	1,426,724
2,182,708	DaVita, Inc.‡ 7.180%, 08/12/26 1 mo. SOFR + 1.75%	2,185,229
1,983,385	Elanco Animal Health, Inc.‡ 7.177%, 08/01/27 1 mo. SOFR + 1.75%	1,982,314
1,799,971	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	1,809,583
1,995,000	IQVIA, Inc.‡ 7.309%, 01/02/31 3 mo. SOFR + 2.00%	2,007,249
2,000,000	Organon & Company 8.433%, 06/02/28 1 mo. SOFR + 3.00%	2,013,440
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
1,261,176	Padagis, LLC‡ 10.314%, 07/06/28 3 mo. SOFR + 4.75%	$1,160,282
1,989,899	Perrigo Investments, LLC‡ 7.666%, 04/20/29 1 mo. SOFR + 2.25%	1,990,526
448,464	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	450,859
2,862,349	Team Health Holdings, Inc.‡ 10.580%, 03/02/27 1 mo. SOFR + 5.25%	2,516,305
8,209	Team Health Holdings, Inc.‡ 10.566%, 03/02/27 3 mo. SOFR + 5.25%	7,216
		17,549,727
	Industrials (0.6%)
1,197,621	ACProducts, Inc.‡ 9.814%, 05/17/28 3 mo. SOFR + 4.25%	1,043,128
1,984,821	Beacon Roofing Supply, Inc.‡ 7.316%, 05/19/28 1 mo. SOFR + 2.00%	1,993,505
2,120,387	Berry Global, Inc.‡ 7.182%, 07/01/29 1 mo. SOFR + 1.75%	2,128,339
3,123,168	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	3,140,736
1,837,435	Emrld Borrower, LP‡ 7.816%, 05/31/30 1 mo. SOFR + 2.50%	1,845,235
1,984,821	JELD-WEN, Inc.‡ 7.430%, 07/28/28 1 mo. SOFR + 2.00%	1,992,512
135,000	MI Windows & Doors, LLC‡ 8.816%, 03/28/31 1 mo. SOFR + 3.50%	135,788
1,989,975	TransDigm, Inc.‡ 8.059%, 08/24/28 3 mo. SOFR + 2.75%	2,002,183
1,197,000	TransDigm, Inc.‡ 8.559%, 02/28/31 1 mo. SOFR + 3.25%	1,205,373
		15,486,799
	Information Technology (0.5%)
1,622,629	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	1,634,580
927,390	Camelot US Acquisition LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	930,288
1,132,750	Central Parent, Inc.‡ 9.309%, 07/06/29 3 mo. SOFR + 4.00%	1,138,674
PRINCIPAL AMOUNT		VALUE
1,160,943	Dun & Bradstreet Corp.‡ 8.068%, 01/18/29 1 mo. SOFR + 2.75%	$1,165,058
2,941,760	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	2,959,219
1,844,754	Open Text Corp.‡ 8.166%, 01/31/30 1 mo. SOFR + 2.75%	1,852,197
1,179,826	SS&C Technologies, Inc.‡ 7.666%, 03/22/29 1 mo. SOFR + 2.25%	1,183,714
499,221	SS&C Technologies, Inc.‡ 7.666%, 03/22/29 1 mo. SOFR + 2.25%	500,866
1,275,363	TTM Technologies, Inc.‡ 8.077%, 05/30/30 1 mo. SOFR + 2.75%	1,277,754
600,000	UKG, Inc.‡ 8.814%, 02/10/31 3 mo. SOFR + 3.55%	603,441
		13,245,791
	Materials (0.5%)
1,927,144	Axalta Coating Systems U.S. Holdings, Inc.‡ 7.330%, 12/20/29 3 mo. SOFR + 2.00%	1,934,863
2,606,900	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	2,609,350
1,989,975	H.B. Fuller Company‡ 7.316%, 02/15/30 1 mo. SOFR + 2.00%	1,997,437
1,191,000	Ineos US Finance, LLC‡ 8.930%, 02/18/30 1 mo. SOFR + 3.50%	1,195,466
938,079	Innophos, Inc.‡ 8.930%, 02/05/27 1 mo. SOFR + 3.50%	939,158
1,503,638	LSF11 A5 Holdco, LLC‡ 9.666%, 10/15/28 1 mo. SOFR + 4.25%	1,509,652
912,256	Trinseo Materials Operating SCA‡ 7.824%, 05/03/28 3 mo. SOFR + 2.50%	637,485
1,166,676	W.R. Grace & Co.-Conn.‡ 9.321%, 09/22/28 3 mo. SOFR + 3.75%	1,170,112
		11,993,523
	Special Purpose Acquisition Companies (0.1%)
584,588	Clydesdale Acquisition Holdings, Inc.‡ 9.091%, 04/13/29 1 mo. SOFR + 3.67%	587,771
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
294,000	Fertitta Entertainment, LLC‡ 9.069%, 01/27/29 1 mo. SOFR + 3.75%	$295,011
1,182,000	Patagonia Holdco, LLC‡ 11.064%, 08/01/29 3 mo. SOFR + 5.75%	1,099,260
		1,982,042
	TOTAL BANK LOANS (Cost $157,294,014)	156,586,892
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.5%)
	Energy (0.0%)
6,300	Equitrans Midstream Corp.‡ 13.740%, 05/15/24	138,600
28	Gulfport Energy Corp.# 10.000%, 05/31/24 15.000% PIK rate	324,100
		462,700
	Financials (0.9%)
80,250	AMG Capital Trust II 5.150%, 10/15/37	4,055,835
300,410	Apollo Global Management, Inc. 6.750%, 07/31/26	18,319,002
		22,374,837
	Industrials (0.1%)
46,187	Chart Industries, Inc. 6.750%, 12/15/25	2,653,905
	Utilities (0.5%)
84,885	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)#§** 3.369%, 09/15/29	2,549,945
262,050	NextEra Energy, Inc.^ 6.926%, 09/01/25	10,678,538
		13,228,483
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $40,065,483)	38,719,925
COMMON STOCKS (95.5%)
	Communication Services (10.7%)
661,840	Alphabet, Inc. - Class A^#	107,734,315
199,700	Alphabet, Inc. - Class C^#	32,878,608
25,095	Altice USA, Inc. - Class A#	48,433
264,885	AT&T, Inc.	4,473,908
8,434	Cumulus Media, Inc. - Class A#µ	22,181
2	Frontier Communications Parent, Inc.#µ	46
146,450	Meta Platforms, Inc. - Class A	62,998,397
32,360	Netflix, Inc.#	17,818,710
NUMBER OF SHARES		VALUE
205,085	EUR Orange, SA	$2,282,654
135,860	T-Mobile U.S., Inc.	22,304,136
200,915	Walt Disney Company^	22,321,657
		272,883,045
	Consumer Discretionary (10.0%)
688,315	Amazon.com, Inc.^#	120,455,125
59,260	Carnival Corp.#	878,233
5,245	Chipotle Mexican Grill, Inc.#	16,572,102
243,463	General Motors Company	10,841,408
52,240	Home Depot, Inc.	17,459,653
54,670	Lowe's Companies, Inc.	12,464,213
62,500	McDonald's Corp.	17,065,000
162,800	NIKE, Inc. - Class B	15,019,928
107,325	Starbucks Corp.	9,497,189
144,100	Tesla, Inc.#	26,410,648
104,675	TJX Cos., Inc.	9,848,871
		256,512,370
	Consumer Staples (6.8%)
58,750	Altria Group, Inc.µ	2,573,838
329,140	Coca-Cola Company^	20,330,978
31,575	Costco Wholesale Corp.	22,825,567
47,280	Estee Lauder Companies, Inc. - Class A	6,936,449
7,965	Mallinckrodt, PLC#	422,145
113,665	Mondelez International, Inc. - Class A^	8,177,060
149,110	Monster Beverage Corp.#	7,969,929
90,260	PepsiCo, Inc.	15,877,637
179,035	Philip Morris International, Inc.^	16,997,583
203,745	Procter & Gamble Company^	33,251,184
84,550	Target Corp.	13,610,859
52,650	Walgreens Boots Alliance, Inc.	933,485
392,370	Walmart, Inc.	23,287,159
		173,193,873
	Energy (4.6%)
475,000	BP, PLC (ADR)	18,415,750
1,730	Chesapeake Energy Corp.µ	155,492
54,445	Chevron Corp.^~	8,780,345
64,470	ConocoPhillips^	8,098,721
82,935	Energy Transfer, LP	1,304,568
49,155	Enterprise Products Partners, LP	1,380,272
7,920	EP Energy Corp.&#	18,810
317,920	Exxon Mobil Corp.	37,600,399
34	Gulfport Energy Corp.#	5,396
56,105	Hess Corp.	8,835,977
80,370	Marathon Petroleum Corp.µ	14,604,836
24,975	Pioneer Natural Resources Company	6,726,267
219,710	Schlumberger, NV	10,431,831
		116,358,664
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES		VALUE
	Financials (13.0%)
35,430	Affiliated Managers Group, Inc.	$5,530,623
59,230	American Express Company^	13,861,597
346,890	American International Group, Inc.	26,124,286
29,983	Assurant, Inc.^	5,229,035
663,370	Bank of America Corp.^~	24,551,324
71,870	Bank of New York Mellon Corp.^	4,059,936
10,715	BlackRock, Inc.	8,085,968
76,155	Chubb, Ltd.	18,935,179
231,670	Citigroup, Inc.	14,208,321
27,300	Goldman Sachs Group, Inc.^	11,649,183
212,020	JPMorgan Chase & Company^	40,652,715
120,287	KKR & Company, Inc.µ	11,195,111
76,915	Marsh & McLennan Cos., Inc.	15,339,158
72,315	Mastercard, Inc. - Class A^	32,628,528
154,465	Morgan Stanley^	14,031,601
26,315	S&P Global, Inc.	10,942,566
157,631	Starwood Property Trust, Inc.^	2,990,260
178,525	Visa, Inc. - Class A^	47,953,600
411,130	Wells Fargo & Company^	24,388,232
		332,357,223
	Health Care (12.3%)
82,820	Abbott Laboratories~	8,776,435
118,475	AbbVie, Inc.	19,268,774
124,060	Alcon, Inc.^	9,624,575
267,298	Boston Scientific Corp.^#	19,210,707
107,005	Bristol-Myers Squibb Company^	4,701,800
85,885	Danaher Corp.	21,180,959
71,605	Dexcom, Inc.#	9,121,761
23,435	Elevance Health, Inc.	12,387,272
74,890	Eli Lilly & Company	58,496,579
34,856	GE Healthcare, Inc.	2,657,421
200,940	Johnson & Johnson	29,053,915
20,020	McKesson Corp.^	10,754,944
142,050	Medtronic, PLC	11,398,092
219,485	Merck & Company, Inc.	28,361,852
20,295	Stryker Corp.	6,829,267
30,260	Thermo Fisher Scientific, Inc.~	17,209,467
62,270	UnitedHealth Group, Inc.^	30,119,999
112,720	Zimmer Biomet Holdings, Inc.^	13,557,962
		312,711,781
	Industrials (6.2%)
47,290	Boeing Company#	7,937,153
777,890	CSX Corp.	25,841,506
230,090	Delta Air Lines, Inc.	11,520,606
26,142	GE Vernova, Inc.#	4,018,287
NUMBER OF SHARES		VALUE
104,568	General Electric Company	$16,921,194
104,790	Honeywell International, Inc.	20,196,177
79,505	JB Hunt Transport Services, Inc.	12,925,128
50,835	Parker-Hannifin Corp.	27,700,500
56,950	Rockwell Automation, Inc.	15,431,172
145,750	RTX Corp.µ	14,796,540
		157,288,263
	Information Technology (27.4%)
40,182	Accenture, PLC - Class A	12,091,166
92,130	Advanced Micro Devices, Inc.^#	14,591,549
888,175	Apple, Inc.^~	151,282,848
59,580	Applied Materials, Inc.	11,835,567
35,949	Broadcom, Inc.µ	46,743,406
247,515	Cisco Systems, Inc.^	11,628,255
58,910	Fidelity National Information Services, Inc.^	4,001,167
10,330	Intuit, Inc.^	6,462,655
16,960	Lam Research Corp.	15,169,194
143,195	Micron Technology, Inc.^	16,175,307
574,150	Microsoft Corp.^	223,533,819
1,520,000	Nokia Oyj (ADR)	5,548,000
161,290	NVIDIA Corp.	139,357,786
81,370	Oracle Corp.	9,255,837
59,985	Salesforce, Inc.	16,132,366
21,845	ServiceNow, Inc.#	15,145,794
		698,954,716
	Materials (2.9%)
255,945	Freeport-McMoRan, Inc.^	12,781,893
56,835	Linde, PLC	25,061,962
126,910	PPG Industries, Inc.	16,371,390
19,725	Sherwin-Williams Company	5,909,807
50,490	Vulcan Materials Company	13,007,739
		73,132,791
	Real Estate (0.6%)
70,930	American Tower Corp.µ	12,168,751
119,195	Invitation Homes, Inc.	4,076,469
		16,245,220
	Special Purpose Acquisition Company (0.0%)
14,052	Intelsat Emergence, SA&#	509,385
	Utilities (1.0%)
77,480	CMS Energy Corp.	4,696,063
176,574	DTE Energy Company	19,479,644
32,149	NextEra Energy, Inc.	2,153,018
		26,328,725
	TOTAL COMMON STOCKS (Cost $1,521,875,389)	2,436,476,056
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES		VALUE
WARRANTS (0.0%)#
	Energy (0.0%)
57,470	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	$6
51,723	Mcdermott International, Ltd. 06/30/27, Strike $12.33	5
16,676	Tidewater, Inc.& 11/14/42, Strike $0.01	1
	TOTAL WARRANTS (Cost $369,524)	12
EXCHANGE-TRADED FUNDS (0.3%)
	Other (0.3%)
56,295	iShares Biotechnology ETF^	7,144,961
11,975	iShares Preferred & Income Securities ETF	370,746
	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,140,902)	7,515,707
PREFERRED STOCKS (0.3%)
	Communication Services (0.1%)
8,482	AT&T, Inc. 4.750%, 02/18/25	166,586
3,485	AT&T, Inc. 5.350%, 11/01/66	78,169
14,625	Qwest Corp. 6.500%, 09/01/56	142,155
9,521	Telephone & Data Systems, Inc. 6.000%, 09/30/26	143,196
24,420	United States Cellular Corp. 5.500%, 03/01/70	433,943
23,445	United States Cellular Corp. 5.500%, 06/01/70	413,804
		1,377,853
	Consumer Discretionary (0.0%)
2,835	Ford Motor Company 6.200%, 06/01/59	68,522
2,764	Ford Motor Company 6.500%, 08/15/62	67,718
8,177	Guitar Center, Inc.&#	641,895
1,355	Qurate Retail, Inc.^ 8.000%, 03/15/31	62,560
4,100	QVC, Inc. 6.250%, 11/26/68	51,373
		892,068
	Energy (0.1%)
43,730	NuStar Energy, LP‡ 11.234%, 05/30/24 3 mo. LIBOR + 5.64%	1,115,552
9,119	NuStar Energy, LP‡ 12.357%, 05/30/24 3 mo. LIBOR + 6.77%	233,173
NUMBER OF SHARES		VALUE
55,760	NuStar Logistics, LP‡ 12.324%, 01/15/43 3 mo. LIBOR + 6.73%	$1,414,074
		2,762,799
	Financials (0.1%)
4,200	Affiliated Managers Group, Inc.^# 6.750%, 03/30/64	107,520
5,970	Annaly Capital Management, Inc.‡ 10.557%, 05/30/24 3 mo. LIBOR + 4.99%	150,981
1,350	Capital One Financial Corp. 4.800%, 06/01/25	24,786
10,725	CNO Financial Group, Inc. 5.125%, 11/25/60	216,001
1,732	Cullen/Frost Bankers, Inc. 4.450%, 12/15/25	31,765
3,401	First Citizens BancShares, Inc.^ 5.625%, 01/04/27	74,176
1,374	Goldman Sachs Group, Inc.^‡ 6.375%, 05/17/24 3 mo. SOFR + 3.81%	34,323
11,100	Reinsurance Group of America, Inc.‡ 7.125%, 10/15/52 5 year CMT + 3.46%	290,709
6,214	Selective Insurance Group, Inc.^ 4.600%, 12/15/25	111,603
		1,041,864
	Industrials (0.0%)
5,043	WESCO International, Inc.‡ 10.625%, 06/22/25 5 year CMT + 10.33%	133,085
	Real Estate (0.0%)
8,773	Brookfield Property Partners, LP 5.750%, 03/31/25	109,750
5,000	Brookfield Property Partners, LP 6.375%, 09/30/24	67,650
3,625	Global Net Lease, Inc. 6.875%, 11/26/24	69,854
1,951	Global Net Lease, Inc.^ 7.500%, 05/30/24	40,113
3,000	Realty Income Corp. 6.000%, 05/30/24	70,830
		358,197
	Utilities (0.0%)
6,000	Brookfield Renewable Partners, LP 5.250%, 03/31/25	102,000
5,100	DTE Energy Company 5.250%, 12/01/77	115,056
		217,056
	TOTAL PREFERRED STOCKS (Cost $7,454,978)	6,782,922
See accompanying Notes to Schedule of Investments

www.calamos.com

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%)#
	Communication Services (0.0%)
3,340	Alphabet, Inc.
33,807,480	Put, 05/03/24, Strike $155.00	$75,150
	Other (0.1%)
130	S&P 500 Index
65,463,970	Put, 09/20/24, Strike $5,100.00	2,131,350
	TOTAL PURCHASED OPTIONS (Cost $3,349,940)	2,206,500
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (0.0%)
250,000	CoBank ACB‡ 7.250%, 07/01/29 5 year CMT + 2.88 (Cost $250,937)	249,080
	TOTAL INVESTMENTS (140.2%) (Cost $2,671,923,425)	3,577,640,100
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-12.7%)		(323,500,000)
LIABILITIES, LESS OTHER ASSETS (-27.5%)		(703,123,422)
NET ASSETS (100.0%)		$2,551,016,678
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-0.1%)#
	Communication Services (0.0%)
3,340	Alphabet, Inc.
33,807,480	Put, 05/03/24, Strike $147.00	(11,690)
	Other (-0.1%)
260	S&P 500 Index
130,927,940	Put, 09/20/24, Strike $4,700.00	(1,654,900)
	TOTAL WRITTEN OPTIONS (Premium $2,504,579)	$(1,666,590)

NOTES TO SCHEDULE OF INVESTMENTS

* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@ In default status and considered non-income producing.

^ Security, or portion of security, is on loan.

‡ Variable rate security. The rate shown is the rate in effect at April 30, 2024.

~ Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $11,540,631.

¡ Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

! This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

& Illiquid security.

# Non-income producing security.

§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

** Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at April 30, 2024.

µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $95,644,162.

FOREIGN CURRENCY ABBREVIATION

EUR European Monetary Unit

ABBREVIATION

ADR American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Strategic Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2024 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$867,946	$—	$867,946
Corporate Bonds	—	397,272,957	—	397,272,957
Convertible Bonds	—	530,962,103	—	530,962,103
Bank Loans	—	156,586,892	—	156,586,892
Convertible Preferred Stocks	31,651,445	7,068,480	—	38,719,925
Common Stocks	2,433,243,062	3,232,994	—	2,436,476,056
Warrants	—	12	—	12
Exchange-Traded Funds	7,515,707	—	—	7,515,707
Preferred Stocks	6,141,027	641,895	—	6,782,922
Purchased Options	2,206,500	—	—	2,206,500
U.S. Government and Agency Securities	—	249,080	—	249,080
Total	$2,480,757,741	$1,096,882,359	$—	$3,577,640,100
Liabilities:
Written Options	$1,666,590	$—	$—	$1,666,590
Total	$1,666,590	$—	$—	$1,666,590

SECTOR WEIGHTINGS

Information Technology	24.5%
Financials	12.8
Consumer Discretionary	11.7
Health Care	10.7
Communication Services	9.6
Industrials	8.2
Consumer Staples	5.6
Energy	4.9
Utilities	2.9
Materials	2.7
Real Estate	1.4
Airlines	0.3
Other	0.3
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
215,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $199,685)	$195,401
CORPORATE BONDS (16.5%)
	Airlines (0.2%)
224,949	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	218,416
91,135	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	92,170
273,340	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	247,810
130,667	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	129,292
250,532	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	227,655
209,530	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	214,492
		1,129,835
	Communication Services (1.7%)
200,000	Altice France Holding, SA* 10.500%, 05/15/27	71,698
300,000	Altice France, SA* 5.500%, 10/15/29	196,800
320,000	APi Group DE, Inc.* 4.750%, 10/15/29	291,536
280,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	222,443
336,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	11,861
131,000	6.500%, 05/01/27	4,675
242,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	220,840
130,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	127,551
80,000	9.000%, 09/15/28^	82,350
371,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	322,214
400,000	CSC Holdings, LLC* 5.375%, 02/01/28	308,480
400,000	4.625%, 12/01/30	174,032
400,000	4.500%, 11/15/31	254,344
370,000	5.500%, 04/15/27	303,718
200,000	5.750%, 01/15/30	87,776
PRINCIPAL AMOUNT		VALUE
141,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	$131,509
275,000	Frontier California, Inc. 6.750%, 05/15/27	262,081
65,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	66,240
419,000	Frontier Florida, LLC 6.860%, 02/01/28	399,198
400,000	Frontier North, Inc. 6.730%, 02/15/28	379,380
235,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	208,783
69,000	5.250%, 12/01/27	66,709
65,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	37,445
165,000	iHeartCommunications, Inc. 8.375%, 05/01/27	87,947
100,000	5.250%, 08/15/27*^	73,485
330,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	305,953
198,330	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	32,869
200,000	Lumen Technologies, Inc. 7.600%, 09/15/39	61,212
135,000	4.000%, 02/15/27*	71,875
67,000	7.650%, 03/15/42	20,515
130,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	107,466
155,000	Nexstar Media, Inc.* 5.625%, 07/15/27	145,874
260,000	Paramount Global 4.900%, 08/15/44	182,276
94,000	Qwest Corp. 7.250%, 09/15/25	93,167
136,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	100,637
68,000	5.375%, 01/15/31	40,272
225,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	177,883
345,000	Sirius XM Radio, Inc.* 5.500%, 07/01/29	321,726
268,000	4.000%, 07/15/28	238,941
130,000	3.125%, 09/01/26	121,385
65,000	3.875%, 09/01/31^	52,296
242,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	115,354
680,000	Sprint, LLCµ 7.125%, 06/15/24	680,938
300,000	Stagwell Global, LLC* 5.625%, 08/15/29	269,115
130,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	59,493
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
105,000	Time Warner Cable, LLC 7.300%, 07/01/38	$101,982
300,000	United States Cellular Corp. 6.700%, 12/15/33	292,926
202,000	Univision Communications, Inc.* 8.000%, 08/15/28	202,475
135,000	Viasat, Inc.*^ 5.625%, 04/15/27	123,771
		8,313,496
	Consumer Discretionary (3.4%)
320,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	322,720
265,000	Adams Homes, Inc.* 9.250%, 10/15/28	273,960
195,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	202,695
230,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	207,644
228,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	206,532
204,000	6.625%, 01/15/28	203,704
325,000	At Home Group, Inc.* 4.875%, 07/15/28	154,508
355,000	Bath & Body Works, Inc. 6.694%, 01/15/27	357,748
195,000	6.875%, 11/01/35	194,152
168,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29	149,903
132,000	8.125%, 07/01/27	134,057
134,000	Carnival Corp.* 4.000%, 08/01/28	122,429
133,000	7.625%, 03/01/26	133,898
16,000	7.000%, 08/15/29^	16,441
55,316	Carvana Company* 14.000%, 06/01/31	55,525
46,605	13.000%, 06/01/30	46,308
30,585	12.000%, 12/01/28	29,961
575,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	539,844
315,000	4.500%, 08/15/30	256,419
300,000	6.375%, 09/01/29	275,013
300,000	4.750%, 03/01/30	249,762
266,000	4.250%, 02/01/31	209,055
130,000	5.000%, 02/01/28	118,556
130,000	4.750%, 02/01/32	102,328
130,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	124,054
207,000	Cedar Fair, LP 5.250%, 07/15/29	193,489
132,000	Churchill Downs, Inc.* 6.750%, 05/01/31	131,114
PRINCIPAL AMOUNT		VALUE
220,000	Dana, Inc. 4.250%, 09/01/30	$191,169
195,000	4.500%, 02/15/32	165,457
300,000	DISH DBS Corp. 5.125%, 06/01/29	121,218
190,000	5.250%, 12/01/26*	149,866
168,000	7.375%, 07/01/28	75,412
135,000	5.750%, 12/01/28*	91,626
115,000	7.750%, 07/01/26	72,536
265,000	DISH Network Corp.* 11.750%, 11/15/27	267,427
400,000	Empire Resorts, Inc.* 7.750%, 11/01/26	372,984
296,000	Everi Holdings, Inc.* 5.000%, 07/15/29	290,752
275,000	Ford Motor Company 6.100%, 08/19/32	269,838
425,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	370,995
350,000	5.113%, 05/03/29	333,613
340,000	7.200%, 06/10/30	352,553
240,000	7.350%, 11/04/27	248,340
98,000	Gap, Inc.* 3.875%, 10/01/31	80,170
135,000	General Motors Company 5.200%, 04/01/45	115,661
455,000	goeasy, Ltd.* 9.250%, 12/01/28	481,622
237,000	7.625%, 07/01/29	237,389
140,000	Goodyear Tire & Rubber Company 5.250%, 07/15/31^	124,029
135,000	5.625%, 04/30/33	118,808
114,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	103,997
283,000	Guitar Center, Inc.*^ 8.500%, 01/15/26	250,254
145,000	International Game Technology, PLC* 6.250%, 01/15/27	144,914
72,024	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	72,772
298,000	Kohl's Corp. 5.550%, 07/17/45	204,669
265,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	275,796
265,000	Liberty Interactive, LLC 8.250%, 02/01/30	147,215
256,000	Life Time, Inc.* 8.000%, 04/15/26	256,430
135,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	137,769
100,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	104,863
168,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	166,723
See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
175,000	M/I Homes, Inc. 3.950%, 02/15/30	$151,980
305,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	257,060
200,000	4.300%, 02/15/43	158,204
332,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	303,664
160,000	Newell Brands, Inc. 5.700%, 04/01/26	157,840
130,000	Nordstrom, Inc. 6.950%, 03/15/28	129,181
130,000	5.000%, 01/15/44	98,782
123,000	4.250%, 08/01/31	106,176
399,000	Patrick Industries, Inc.* 4.750%, 05/01/29	363,062
305,000	PENN Entertainment, Inc.* 4.125%, 07/01/29	255,624
132,000	Phinia, Inc.* 6.750%, 04/15/29	132,565
365,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	272,724
135,000	QVC, Inc. 5.450%, 08/15/34	88,687
130,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	139,536
529,000	Rite Aid Corp.*@ 8.000%, 11/15/26	341,380
132,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	135,993
32,000	6.250%, 03/15/32	31,550
370,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	320,050
395,000	Six Flags Entertainment Corp.*^ 7.250%, 05/15/31	394,534
303,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	271,479
193,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	182,146
275,000	Station Casinos, LLC* 4.500%, 02/15/28	255,271
260,000	STL Holding Company, LLC* 8.750%, 02/15/29	267,439
162,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	157,916
65,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	69,774
300,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	296,538
265,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	271,402
		17,019,243
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.8%)
303,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	$297,813
395,000	Arrow Bidco, LLC* 10.750%, 06/15/25	407,466
255,000	B&G Foods, Inc.* 8.000%, 09/15/28	264,644
305,000	Central Garden & Pet Company* 4.125%, 04/30/31	264,716
304,000	Edgewell Personal Care Company* 4.125%, 04/01/29	275,691
370,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	327,269
66,000	6.500%, 12/31/27^	65,417
390,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30	376,791
175,000	5.125%, 02/01/28µ	170,165
100,000	5.750%, 04/01/33	95,756
177,000	New Albertsons, LP 7.750%, 06/15/26	182,294
261,000	Performance Food Group, Inc.* 4.250%, 08/01/29	234,039
210,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	185,980
130,000	Post Holdings, Inc.* 6.250%, 02/15/32	128,584
252,000	Prestige Brands, Inc.* 3.750%, 04/01/31	214,701
240,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	184,500
278,000	Vector Group, Ltd.* 5.750%, 02/01/29	252,977
		3,928,803
	Energy (2.2%)
132,000	Antero Resources Corp.* 5.375%, 03/01/30	125,606
268,000	Apache Corp. 5.100%, 09/01/40	223,190
135,000	Buckeye Partners, LP 5.850%, 11/15/43	113,031
129,000	Cheniere Energy, Inc.µ 4.625%, 10/15/28	123,432
198,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	198,226
371,000	Civitas Resources, Inc.* 8.750%, 07/01/31	394,818
135,000	Continental Resources, Inc. 4.900%, 06/01/44	108,848
133,000	2.875%, 04/01/32*	106,331
202,000	DT Midstream, Inc.* 4.125%, 06/15/29	183,117
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT		VALUE
256,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	$263,424
100,000	9.875%, 07/15/31	110,657
150,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	147,641
145,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	147,710
390,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. SOFR + 3.28%	354,260
197,000	6.500%, 11/15/26 5 year CMT + 5.69%	191,364
340,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. USD LIBOR + 4.11%	335,774
285,000	4.850%, 07/15/26	277,869
168,000	Enlink Midstream, LLC* 6.500%, 09/01/30	170,160
430,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	438,101
135,000	6.375%, 04/01/29	134,137
196,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	203,042
109,000	6.250%, 05/15/26	108,222
255,000	Gulfport Energy Corp. 8.000%, 05/17/26*	258,838
79,696	8.000%, 05/17/26	80,895
365,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	350,725
196,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	193,734
260,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	263,089
262,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	258,523
198,000	Matador Resources Company* 6.500%, 04/15/32	196,382
145,000	Moss Creek Resources Holdings, Inc.* 10.500%, 05/15/27	148,467
130,000	7.500%, 01/15/26	129,860
200,000	Nabors Industries, Inc.* 7.375%, 05/15/27	198,370
100,000	9.125%, 01/31/30^	103,506
200,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	189,784
177,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	175,131
275,000	Oceaneering International, Inc. 6.000%, 02/01/28	265,067
280,000	Parkland Corp.* 5.875%, 07/15/27	273,885
PRINCIPAL AMOUNT		VALUE
138,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	$131,889
66,000	Permian Resources Operating LLC* 7.000%, 01/15/32	67,437
270,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. USD LIBOR + 4.11%	269,071
365,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	337,581
130,000	Southwestern Energy Company 4.750%, 02/01/32	117,225
355,500	Transocean, Inc.* 8.750%, 02/15/30	371,064
130,000	8.250%, 05/15/29	129,297
165,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	163,588
65,000	4.125%, 08/15/31	56,935
65,000	3.875%, 08/15/29	57,434
330,000	Venture Global LNG, Inc.* 8.375%, 06/01/31	338,920
200,000	8.125%, 06/01/28	204,732
135,000	9.875%, 02/01/32	144,071
135,000	9.500%, 02/01/29	145,222
165,000	Vital Energy, Inc. 7.750%, 07/31/29*^	166,223
137,000	7.875%, 04/15/32*	139,166
103,000	9.750%, 10/15/30	112,322
275,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	262,468
327,000	Weatherford International, Ltd.* 8.625%, 04/30/30	339,714
		11,099,575
	Financials (2.8%)
420,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	417,421
400,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	403,244
460,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	452,037
35,000	7.000%, 01/15/31	35,214
302,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	256,570
125,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	96,873
110,000	8.000%, 11/01/31	119,214
533,000	AmWINS Group, Inc.* 4.875%, 06/30/29	485,243
198,000	Aviation Capital Group, LLC*µ 3.500%, 11/01/27	182,406
130,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	133,198
See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
398,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	$363,147
315,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	282,209
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	194,066
255,000	Credit Acceptance Corp. 6.625%, 03/15/26^	254,391
180,000	9.250%, 12/15/28*	191,020
265,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	275,746
344,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	343,852
300,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	308,244
333,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	283,623
275,000	GTCR W-2 Merger Sub, LLC* 7.500%, 01/15/31	283,800
145,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	148,903
398,000	HUB International, Ltd.* 5.625%, 12/01/29	367,231
130,000	7.375%, 01/31/32	129,464
202,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	170,215
360,000	ILFC E-Capital Trust II*‡ 7.395%, 12/21/65 3 mo. USD LIBOR + 1.80%	287,626
550,000	Iron Mountain, Inc.* 5.250%, 03/15/28	526,966
540,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	486,400
522,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	513,455
280,000	4.750%, 06/15/29	250,429
245,000	LD Holdings Group, LLC* 6.125%, 04/01/28	185,989
280,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	109,547
135,000	4.625%, 09/15/27	79,616
200,000	LPL Holdings, Inc.*µ 4.000%, 03/15/29	181,592
265,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	277,770
129,027	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 14.750%, 11/14/28	140,728
PRINCIPAL AMOUNT		VALUE
417,000	MetLife, Inc. 6.400%, 12/15/66	$415,970
365,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	343,574
288,000	Navient Corp. 5.000%, 03/15/27	272,019
145,000	4.875%, 03/15/28	131,248
170,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	145,163
130,000	Newmark Group, Inc.* 7.500%, 01/12/29	131,438
185,000	OneMain Finance Corp. 9.000%, 01/15/29	194,487
180,000	3.875%, 09/15/28	158,830
127,000	7.125%, 03/15/26^	128,241
416,000	PHH Mortgage Corp.* 7.875%, 03/15/26	400,071
300,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	276,435
265,000	6.500%, 04/01/32	260,047
125,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.625%, 03/01/29	110,409
120,000	3.875%, 03/01/31	102,228
65,000	2.875%, 10/15/26	59,807
325,000	StoneX Group, Inc.* 7.875%, 03/01/31	328,893
269,000	8.625%, 06/15/25	270,098
310,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	288,582
130,000	5.750%, 06/15/27	124,935
135,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	108,639
132,000	10.500%, 02/15/28	137,115
300,000	VZ Secured Financing, BV* 5.000%, 01/15/32	253,527
280,000	XHR, LP* 6.375%, 08/15/25	279,885
		14,139,090
	Health Care (1.2%)
539,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28^	422,220
105,000	14.000%, 10/15/30	67,843
98,000	6.125%, 02/01/27^	71,954
533,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	377,492
151,000	8.000%, 03/15/26	150,491
146,000	6.875%, 04/15/29	108,424
130,000	10.875%, 01/15/32	133,338
33,000	5.250%, 05/15/30	27,056
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
313,000	DaVita, Inc.* 3.750%, 02/15/31	$257,996
291,000	4.625%, 06/01/30	255,638
195,000	Embecta Corp.* 5.000%, 02/15/30^	150,460
67,000	6.750%, 02/15/30	57,629
130,000	Encompass Health Corp. 4.750%, 02/01/30	119,473
130,000	4.500%, 02/01/28	122,291
282,000	HCA, Inc. 7.500%, 11/06/33	307,628
200,000	Jazz Securities DAC* 4.375%, 01/15/29	183,236
336,000	Medline Borrower, LP* 5.250%, 10/01/29	313,102
335,000	3.875%, 04/01/29	300,059
490,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	424,105
200,000	4.125%, 04/30/28	182,368
302,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	281,241
625,000	Tenet Healthcare Corp. 6.250%, 02/01/27	623,681
375,000	6.875%, 11/15/31	388,185
335,000	Teva Pharmaceutical Finance Netherlands III, BV 5.125%, 05/09/29	317,972
200,000	4.750%, 05/09/27	191,628
130,000	3.150%, 10/01/26	120,503
		5,956,013
	Industrials (2.4%)
260,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	262,337
300,000	ACCO Brands Corp.* 4.250%, 03/15/29	261,825
300,000	AerCap Holdings, NV^‡ 5.875%, 10/10/79 5 year CMT + 4.54%	297,378
265,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	229,495
440,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	420,710
195,000	5.875%, 02/15/28	191,270
168,000	Allegiant Travel Company*^ 7.250%, 08/15/27	162,735
146,000	Arcosa, Inc.* 4.375%, 04/15/29	133,659
700,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK Rate	195,384
PRINCIPAL AMOUNT		VALUE
206,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	$184,376
131,000	Boeing Company* 6.388%, 05/01/31	131,956
130,000	Bombardier, Inc.* 8.750%, 11/15/30	138,403
113,000	7.875%, 04/15/27	112,647
81,000	7.250%, 07/01/31	81,316
261,000	BWX Technologies, Inc.* 4.125%, 04/15/29	238,071
273,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	257,371
68,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	65,948
350,000	Deluxe Corp.* 8.000%, 06/01/29	317,947
260,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	262,210
132,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	131,207
145,000	EnerSys* 4.375%, 12/15/27	135,948
135,000	6.625%, 01/15/32	134,637
95,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	96,867
161,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	145,736
175,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	167,897
125,000	3.500%, 03/01/29	110,748
290,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	244,966
623,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	551,990
337,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	316,793
350,000	Herc Holdings, Inc.* 5.500%, 07/15/27	340,406
310,000	IEA Energy Services, LLC* 6.625%, 08/15/29	295,911
160,000	JELD-WEN, Inc.* 4.625%, 12/15/25	156,237
135,000	4.875%, 12/15/27	128,346
445,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	414,602
265,000	Knife River Holding Company* 7.750%, 05/01/31	275,804
69,000	MasTec, Inc.*µ 4.500%, 08/15/28	64,525
32,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	31,804
See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
170,000	Moog, Inc.* 4.250%, 12/15/27	$159,081
323,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	242,738
272,000	Novelis Corp.* 4.750%, 01/30/30	248,404
100,000	OI European Group, BV* 4.750%, 02/15/30	91,544
310,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*^ 4.000%, 10/15/27	288,374
206,000	Sealed Air Corp.* 6.125%, 02/01/28	203,715
65,000	5.000%, 04/15/29	61,206
65,000	Sealed Air Corp./Sealed Air Corp. U.S.* 7.250%, 02/15/31	66,305
247,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	209,271
201,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	138,453
135,000	5.500%, 03/01/30	93,633
270,000	Standard Industries, Inc.* 5.000%, 02/15/27	260,580
216,000	Stericycle, Inc.* 3.875%, 01/15/29	193,130
285,000	TransDigm, Inc.* 6.875%, 12/15/30	287,163
200,000	6.750%, 08/15/28	200,954
100,000	7.125%, 12/01/31	102,048
65,000	6.625%, 03/01/32	64,995
136,000	Tronox, Inc.* 4.625%, 03/15/29	121,778
99,329	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	91,750
265,000	Vertiv Group Corp.* 4.125%, 11/15/28	245,578
274,000	Wabash National Corp.* 4.500%, 10/15/28	246,627
240,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	235,114
157,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	145,228
130,000	7.375%, 10/01/31	132,896
		11,820,027
	Information Technology (0.7%)
66,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	60,549
153,000	Coherent Corp.* 5.000%, 12/15/29	141,312
245,000	CommScope, Inc.* 4.750%, 09/01/29	171,316
116,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	116,715
PRINCIPAL AMOUNT		VALUE
130,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	$118,479
138,000	Fair Isaac Corp.* 4.000%, 06/15/28	127,298
300,000	KBR, Inc.* 4.750%, 09/30/28	280,296
300,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28^	220,938
130,000	5.500%, 09/01/28	106,202
132,000	NCL Corp., Ltd.* 8.125%, 01/15/29	137,601
130,000	NCR Voyix Corp.* 5.125%, 04/15/29	119,569
198,000	ON Semiconductor Corp.* 3.875%, 09/01/28	179,732
204,000	Open Text Corp.* 3.875%, 02/15/28	186,360
135,000	6.900%, 12/01/27	138,108
98,000	3.875%, 12/01/29	85,929
98,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	84,138
230,000	Playtika Holding Corp.* 4.250%, 03/15/29	198,115
370,000	TTM Technologies, Inc.* 4.000%, 03/01/29	331,509
185,000	Twilio, Inc. 3.625%, 03/15/29	164,328
66,000	3.875%, 03/15/31	57,233
97,000	UKG, Inc.* 6.875%, 02/01/31	97,227
325,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	275,064
300,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	265,299
		3,663,317
	Materials (0.7%)
140,000	ArcelorMittal, SA 7.000%, 10/15/39	148,211
147,000	ATI, Inc. 5.875%, 12/01/27	144,403
67,000	Carpenter Technology Corp. 7.625%, 03/15/30	68,453
260,000	Chemours Company* 4.625%, 11/15/29	223,007
420,000	Clearwater Paper Corp.* 4.750%, 08/15/28	381,969
199,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	194,447
130,000	Commercial Metals Company 4.125%, 01/15/30	116,783
65,000	4.375%, 03/15/32	57,335
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
250,000	Constellium, SE*^ 3.750%, 04/15/29	$222,063
136,000	HB Fuller Company 4.250%, 10/15/28	125,669
200,000	INEOS Finance, PLC*^ 6.750%, 05/15/28	196,780
215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	217,120
235,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	219,131
63,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	58,761
279,000	Mercer International, Inc. 5.125%, 02/01/29	244,005
133,000	12.875%, 10/01/28*	145,338
250,000	OCI, NV* 6.700%, 03/16/33	240,228
200,000	Owens-Brockway Glass Container, Inc.* 7.250%, 05/15/31	200,568
130,000	6.625%, 05/13/27	130,039
305,000	Silgan Holdings, Inc. 4.125%, 02/01/28	284,772
131,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	33,917
		3,652,999
	Other (0.0%)
140,000	Gen Digital, Inc.* 6.750%, 09/30/27	140,598
75,000	7.125%, 09/30/30	75,900
		216,498
	Real Estate (0.2%)
210,000	EPR Properties 3.750%, 08/15/29	182,715
195,000	Forestar Group, Inc.* 5.000%, 03/01/28	185,396
137,000	3.850%, 05/15/26	130,244
301,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	272,673
125,000	Service Properties Trust 5.250%, 02/15/26	120,320
		891,348
	Special Purpose Acquisition Companies (0.1%)
260,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	226,673
131,000	4.625%, 01/15/29	118,600
		345,273
PRINCIPAL AMOUNT		VALUE
	Utilities (0.1%)
97,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. USD LIBOR + 2.67%	$96,258
125,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	123,101
65,000	8.000%, 10/15/26 5 year CMT + 6.93%	65,741
		285,100
	TOTAL CORPORATE BONDS (Cost $72,290,709)	82,460,617
CONVERTIBLE BONDS (129.6%)
	Communication Services (8.4%)
264,000	Cable One, Inc.µ 0.000%, 03/15/26	228,326
7,250,000	Liberty Media Corp.* 2.375%, 09/30/53	7,607,135
7,750,000	Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	8,071,857
4,500,000	Match Group Financeco 3, Inc.*µ 2.000%, 01/15/30	3,673,260
5,250,000	Perficient, Inc.µ 0.125%, 11/15/26	4,616,220
11,000,000	Snap, Inc.µ 0.000%, 05/01/27	8,985,130
5,000,000	0.750%, 08/01/26	5,188,500
3,000,000	Zillow Group, Inc.^ 1.375%, 09/01/26	3,464,070
		41,834,498
	Consumer Discretionary (24.4%)
5,000,000	Airbnb, Inc.µ 0.000%, 03/15/26	4,604,650
4,000,000	Booking Holdings, Inc. 0.750%, 05/01/25	7,349,400
3,750,000	Carnival Corp. 5.750%, 12/01/27	5,297,325
6,000,000	Chegg, Inc.µ 0.000%, 09/01/26	4,822,500
4,900,000	DISH Network Corp.µ 0.000%, 12/15/25	3,596,600
9,750,000	DraftKings Holdings, Inc.µ 0.000%, 03/15/28	8,115,315
11,250,000	Etsy, Inc.µ 0.125%, 09/01/27	9,337,387
14,500,000	Ford Motor Company 0.000%, 03/15/26	14,474,915
7,500,000	Liberty Broadband Corp.*µ 3.125%, 03/31/53	6,971,475
2,125,000	Lucid Group, Inc.* 1.250%, 12/15/26	974,270
See accompanying Notes to Schedule of Investments
www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
9,000,000	Marriott Vacations Worldwide Corp.µ 3.250%, 12/15/27	$8,251,650
10,000,000	Rivian Automotive, Inc. 4.625%, 03/15/29	6,830,600
1,750,000	Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	4,988,288
5,000,000	Shake Shack, Inc.µ 0.000%, 03/01/28	4,532,450
2,750,000	Stride, Inc. 1.125%, 09/01/27	3,793,048
13,250,000	Vail Resorts, Inc.µ 0.000%, 01/01/26	12,042,527
11,750,000	Wayfair, Inc.µ 3.250%, 09/15/27	12,961,072
3,316,000	Winnebago Industries, Inc.*µ 3.250%, 01/15/30	3,277,833
		122,221,305
	Consumer Staples (0.9%)
4,000,000	Post Holdings, Inc. 2.500%, 08/15/27	4,484,400
	Energy (3.8%)
3,500,000	Kosmos Energy, Ltd.* 3.125%, 03/15/30	3,719,100
4,265,000	Nabors Industries, Inc.µ 1.750%, 06/15/29	3,130,681
3,750,000	Northern Oil & Gas, Inc. 3.625%, 04/15/29	4,642,050
2,500,000	Pioneer Natural Resources Company 0.250%, 05/15/25	7,341,375
9,600,000	SunEdison, Inc.@ 0.000%, 01/15/49	96,000
		18,929,206
	Financials (2.1%)
3,625,000	Coinbase Global, Inc.*µ 0.250%, 04/01/30	3,278,305
7,250,000	Global Payments, Inc.*µ^ 1.500%, 03/01/31	7,231,658
		10,509,963
	Health Care (27.3%)
4,000,000	Alnylam Pharmaceuticals, Inc.µ 1.000%, 09/15/27	3,686,400
4,750,000	Alphatec Holdings, Inc.µ 0.750%, 08/01/26	4,790,945
8,250,000	CONMED Corp.µ 2.250%, 06/15/27	7,281,862
10,500,000	CryoPort, Inc.*µ 0.750%, 12/01/26	9,145,920
13,817,000	Dexcom, Inc. 0.250%, 11/15/25	14,487,954
7,000,000	0.375%, 05/15/28*	7,111,300
PRINCIPAL AMOUNT		VALUE
2,525,000	Enovis Corp.* 3.875%, 10/15/28	$2,985,712
6,000,000	Exact Sciences Corp.µ 0.375%, 03/15/27	5,442,840
3,250,000	2.000%, 03/01/30*	3,351,270
6,250,000	Halozyme Therapeutics, Inc.µ^ 1.000%, 08/15/28	5,898,125
1,772,000	Immunocore Holdings, PLC*µ 2.500%, 02/01/30	1,754,191
3,750,000	Insmed, Inc. 0.750%, 06/01/28	3,841,012
3,750,000	Insulet Corp.µ 0.375%, 09/01/26	3,868,087
7,750,000	Integer Holdings Corp.µ 2.125%, 02/15/28	10,777,770
3,750,000	Ionis Pharmaceuticals, Inc.µ 0.000%, 04/01/26	3,637,388
3,500,000	iRhythm Technologies, Inc.*µ 1.500%, 09/01/29	3,550,610
8,000,000	Jazz Investments I, Ltd.µ 2.000%, 06/15/26	7,718,080
3,189,000	Lantheus Holdings, Inc.µ 2.625%, 12/15/27	3,606,536
9,000,000	NeoGenomics, Inc.µ 0.250%, 01/15/28	7,100,100
7,500,000	Omnicell, Inc.µ 0.250%, 09/15/25	7,051,125
7,000,000	Pacira BioSciences, Inc.µ 0.750%, 08/01/25	6,624,660
3,250,000	Sarepta Therapeutics, Inc. 1.250%, 09/15/27	3,729,603
7,250,000	Shockwave Medical, Inc.* 1.000%, 08/15/28	9,214,387
		136,655,877
	Industrials (9.8%)
3,750,000	Axon Enterprise, Inc. 0.500%, 12/15/27	5,464,425
3,625,000	Fluor Corp.* 1.125%, 08/15/29	3,949,510
6,250,000	John Bean Technologies Corp.µ 0.250%, 05/15/26	5,646,625
3,750,000	Middleby Corp. 1.000%, 09/01/25	4,419,075
3,500,000	Tetra Tech, Inc.* 2.250%, 08/15/28	3,975,965
17,000,000	Uber Technologies, Inc. 0.000%, 12/15/25^	17,750,890
6,758,000	0.875%, 12/01/28*µ	7,635,526
		48,842,016
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Information Technology (44.3%)
3,625,000	Advanced Energy Industries, Inc.*µ 2.500%, 09/15/28	$3,593,499
7,250,000	Akamai Technologies, Inc. 1.125%, 02/15/29*	7,142,120
3,750,000	0.375%, 09/01/27^	3,807,375
7,750,000	Bentley Systems, Inc. 0.125%, 01/15/26	7,874,620
6,500,000	BILL Holdings, Inc.µ 0.000%, 12/01/25	6,014,060
3,000,000	Camtek, Ltd.* 0.000%, 12/01/26	4,482,600
7,000,000	Confluent, Inc.µ 0.000%, 01/15/27	5,948,460
4,250,000	CyberArk Software, Ltd.^ 0.000%, 11/15/24	6,530,210
4,250,000	Datadog, Inc. 0.125%, 06/15/25	6,063,942
5,250,000	DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	4,386,900
7,927,000	Enphase Energy, Inc.µ 0.000%, 03/01/26	7,174,411
1,750,000	Five9, Inc.µ 0.500%, 06/01/25	1,649,393
5,250,000	NCL Corp., Ltd. 1.125%, 02/15/27µ	4,804,905
4,000,000	2.500%, 02/15/27µ	3,750,280
2,750,000	5.375%, 08/01/25	3,381,235
5,500,000	Nutanix, Inc. 0.250%, 10/01/27	6,661,435
3,500,000	Okta, Inc.µ 0.375%, 06/15/26	3,176,495
15,000,000	ON Semiconductor Corp.µ 0.500%, 03/01/29	14,539,950
3,750,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	10,977,712
5,250,000	Parsons Corp.* 2.625%, 03/01/29	5,505,990
6,500,000	Rapid7, Inc.*µ^ 1.250%, 03/15/29	6,302,335
9,750,000	Repay Holdings Corp.*µ 0.000%, 02/01/26	8,913,352
5,000,000	Seagate HDD Cayman* 3.500%, 06/01/28	5,986,300
12,000,000	Shift4 Payments, Inc.µ^ 0.000%, 12/15/25	12,433,440
5,800,000	SK Hynix, Inc. 1.750%, 04/11/30	9,097,068
11,000,000	Super Micro Computer, Inc.*µ 0.000%, 03/01/29	11,249,920
8,500,000	Tyler Technologies, Inc. 0.250%, 03/15/26	8,929,080
PRINCIPAL AMOUNT		VALUE
12,500,000	Unity Software, Inc.µ 0.000%, 11/15/26	$10,656,625
3,263,000	Vertex, Inc.* 0.750%, 05/01/29	3,412,282
7,000,000	Western Digital Corp.*^ 3.000%, 11/15/28	10,574,270
5,500,000	Wix.com, Ltd. 0.000%, 08/15/25	5,097,840
7,750,000	Wolfspeed, Inc. 1.875%, 12/01/29	4,440,053
4,469,000	0.250%, 02/15/28	2,643,816
3,750,000	Zscaler, Inc.^ 0.125%, 07/01/25	4,751,137
		221,953,110
	Materials (1.9%)
1,250,000	ATI, Inc.~ 3.500%, 06/15/25	4,814,575
5,225,000	MP Materials Corp.*µ 0.250%, 04/01/26	4,616,967
		9,431,542
	Other (0.0%)
135,000	Multiplan Corp.*µ 6.000%, 10/15/27	96,173
	Real Estate (0.9%)
5,250,000	Pebblebrook Hotel Trustµ 1.750%, 12/15/26	4,636,485
	Utilities (5.8%)
3,750,000	CMS Energy Corp.* 3.375%, 05/01/28	3,674,288
5,750,000	PG&E Corp.*µ 4.250%, 12/01/27	5,770,297
13,250,000	PPL Capital Funding, Inc. 2.875%, 03/15/28	12,596,775
7,000,000	Southern Company 3.875%, 12/15/25	6,988,100
		29,029,460
	TOTAL CONVERTIBLE BONDS (Cost $677,401,169)	648,624,035
BANK LOANS (3.1%)¡
	Airlines (0.1%)
175,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	176,422
180,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	187,444
175,500	Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	180,399
See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
180,000	United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	$180,984
		725,249
	Communication Services (0.2%)
15,765	Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	15,804
125,611	Clear Channel Outdoor Holdings, Inc.‡ 9.430%, 08/23/28 1 mo. SOFR + 4.00%	125,873
111,210	DIRECTV Financing, LLC! 0.000%, 08/02/27	111,920
103,652	DIRECTV Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	104,314
420,000	Entercom Media Corp.‡ 8.145%, 11/18/24 3 mo. SOFR + 0.00%	227,640
258,786	Gray Television, Inc.‡ 7.942%, 01/02/26 1 mo. SOFR + 2.50%	255,891
280,000	Telesat Canada‡ 8.355%, 12/07/26 3 mo. SOFR + 2.75%	142,859
		984,301
	Consumer Discretionary (0.7%)
135,000	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	135,759
206,400	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	207,626
262,350	Caesars Entertainment, Inc.‡ 8.666%, 02/06/30 1 mo. SOFR + 3.25%	263,220
404,412	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	407,002
235,963	Carnival Corp.‡ 8.067%, 10/18/28	237,585
235,963	Carnival Corp.‡ 8.067%, 10/18/28 1 mo. SOFR + 3.25%	237,217
260,000	Flutter Financing, BV! 0.000%, 11/25/30	260,789
327,186	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	327,867
153,526	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	154,630
PRINCIPAL AMOUNT		VALUE
256,100	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	$256,989
549,523	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	542,654
140,000	Station Casinos, LLC! 0.000%, 03/14/31	140,181
120,000	Station Casinos, LLC‡ 7.566%, 03/14/31 1 mo. SOFR + 2.25%	120,155
171,347	TKC Holdings, Inc.‡ 10.930%, 05/15/28 1 mo. SOFR + 5.50%	170,384
264,175	Windsor Holdings III, LLC‡ 9.319%, 08/01/30 1 mo. SOFR + 4.00%	266,784
		3,728,842
	Consumer Staples (0.4%)
619,212	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	620,568
148,279	Fiesta Purchaser, Inc.‡ 9.315%, 02/12/31 1 mo. SOFR + 4.00%	149,048
121,721	Fiesta Purchaser, Inc.‡ 9.318%, 02/12/31 1 mo. SOFR + 4.00%	122,353
372,183	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	374,802
275,000	Star Parent, Inc.‡ 9.309%, 09/27/30 3 mo. SOFR + 4.00%	275,258
170,000	United Natural Foods, Inc.! 0.000%, 04/25/31	168,513
120,336	United Natural Foods, Inc.‡ 8.680%, 10/22/25 1 mo. SOFR + 3.25%	119,953
		1,830,495
	Energy (0.1%)
209,475	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	210,471
124,688	New Fortress Energy, Inc.‡ 10.330%, 10/27/28 3 mo. SOFR + 5.00%	125,545
336,948	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	338,527
50,000	Par Petroleum, LLC! 0.000%, 02/28/30	50,234
		724,777
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Financials (0.5%)
300,000	Advisor Group, Inc.! 0.000%, 08/17/28	$302,181
64,838	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	65,309
215,520	Alliant Holdings Intermediate, LLC‡ 8.819%, 11/06/30 1 mo. SOFR + 3.50%	216,619
203,465	Amynta Agency Borrower, Inc.‡ 9.552%, 02/28/28 3 mo. SOFR + 4.25%	204,410
220,000	AssuredPartners, Inc.! 0.000%, 02/14/31	221,212
130,000	AssuredPartners, Inc.‡ 8.816%, 02/14/31 1 mo. SOFR + 3.50%	130,716
203,976	Avolon TLB Borrower 1 (US) LLC‡ 7.315%, 06/22/28 1 mo. SOFR + 2.00%	204,645
149,625	Broadstreet Partners, Inc.‡ 9.066%, 01/27/29 1 mo. SOFR + 3.75%	150,342
259,350	HUB International, Ltd.‡ 8.575%, 06/20/30 3 mo. SOFR + 3.25%	260,954
650	HUB International, Ltd.‡ 8.565%, 06/20/30 3 mo. SOFR + 3.25%	654
194,513	Iron Mountain, Inc.‡ 7.566%, 01/31/31 1 mo. SOFR + 2.25%	194,350
130,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	128,074
350,197	VFH Parent, LLC‡ 8.416%, 01/13/29 1 mo. SOFR + 3.00%	350,691
		2,430,157
	Health Care (0.2%)
120,663	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	121,308
282,353	Padagis, LLC‡ 10.314%, 07/06/28 3 mo. SOFR + 4.75%	259,765
30,063	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	30,224
674,790	Team Health Holdings, Inc.‡ 10.580%, 03/02/27 3 mo. SOFR + 5.25%	593,211
1,935	Team Health Holdings, Inc.‡ 10.565%, 03/02/27 1 mo. SOFR + 5.25%	1,701
		1,006,209
PRINCIPAL AMOUNT		VALUE
	Industrials (0.2%)
264,321	ACProducts, Inc.‡ 9.814%, 05/17/28 3 mo. SOFR + 4.25%	$230,223
251,150	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	252,563
118,430	Emrld Borrower, LP‡ 7.816%, 05/31/30 1 mo. SOFR + 2.50%	118,933
30,000	MI Windows & Doors, LLC‡ 8.816%, 03/21/31 1 mo. SOFR + 3.50%	30,175
269,325	TransDigm, Inc.‡ 8.559%, 02/28/31 1 mo. SOFR + 3.25%	271,209
		903,103
	Information Technology (0.3%)
368,635	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	371,350
204,988	Camelot US Acquisition LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	205,628
249,513	Central Parent, Inc.‡ 9.309%, 07/06/29 3 mo. SOFR + 4.00%	250,817
266,830	Dun & Bradstreet Corp.‡ 8.068%, 01/18/29 1 mo. SOFR + 2.75%	267,776
234,864	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	236,258
130,000	UKG, Inc.‡ 8.814%, 02/10/31 3 mo. SOFR + 3.50%	130,745
		1,462,574
	Materials (0.3%)
199,000	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	199,187
272,938	Ineos US Finance, LLC‡ 8.930%, 02/18/30 1 mo. SOFR + 3.50%	273,961
195,602	Innophos, Inc.‡ 8.930%, 02/05/27 1 mo. SOFR + 3.50%	195,828
332,488	LSF11 A5 Holdco, LLC‡ 9.666%, 10/15/28 1 mo. SOFR + 4.25%	333,818
193,319	Trinseo Materials Operating SCA‡ 7.824%, 05/03/28 3 mo. SOFR + 2.50%	135,091
252,118	W.R. Grace & Co.-Conn.‡ 9.321%, 09/22/28 3 mo. SOFR + 3.75%	252,860
		1,390,745
See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Special Purpose Acquisition Companies (0.1%)
137,550	Clydesdale Acquisition Holdings, Inc.‡ 9.091%, 04/13/29 1 mo. SOFR + 3.67%	$138,299
63,700	Fertitta Entertainment, LLC‡ 9.069%, 01/27/29 1 mo. SOFR + 3.75%	63,919
256,100	Patagonia Holdco, LLC‡ 11.064%, 08/01/29 3 mo. SOFR + 5.75%	238,173
		440,391
	TOTAL BANK LOANS (Cost $15,852,848)	15,626,843
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (4.5%)
	Energy (0.0%)
7	Gulfport Energy Corp.# 10.000%, 05/31/24 15.000% PIK rate	81,025
	Financials (2.5%)
72,795	Apollo Global Management, Inc.~ 6.750%, 07/31/26	4,439,039
7,055	Bank of America Corp.~‡‡ 7.250%, 12/31/49	8,113,250
		12,552,289
	Industrials (0.7%)
65,985	Chart Industries, Inc.~ 6.750%, 12/15/25	3,791,498
	Utilities (1.3%)
156,300	NextEra Energy, Inc.^~ 6.926%, 09/01/25	6,369,225
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,914,246)	22,794,037
COMMON STOCKS (0.2%)
	Communication Services (0.0%)
5,620	Altice USA, Inc. - Class A#	10,847
1,888	Cumulus Media, Inc. - Class Aµ#	4,965
		15,812
	Consumer Staples (0.0%)
1,926	Mallinckrodt, PLC#	102,078
	Energy (0.2%)
380	Chesapeake Energy Corp.µ	34,154
18,535	Energy Transfer, LP	291,556
11,035	Enterprise Products Partners, LP	309,863
1,881	EP Energy Corp.#&	4,467
8	Gulfport Energy Corp.µ#	1,270
		641,310
NUMBER OF SHARES		VALUE
	Special Purpose Acquisition Company (0.0%)
3,168	Intelsat Emergence, SA#&	$114,840
	TOTAL COMMON STOCKS (Cost $1,063,081)	874,040
PREFERRED STOCKS (0.2%)
	Communication Services (0.0%)
3,265	United States Cellular Corp.µ 5.500%, 06/01/70	57,627
3,130	United States Cellular Corp.µ 5.500%, 03/01/70	55,620
		113,247
	Consumer Discretionary (0.1%)
1,722	Guitar Center, Inc.#&	135,177
	Energy (0.1%)
8,160	NuStar Energy, LP‡ 11.234%, 05/30/24 3 mo. USD LIBOR + 5.64%	208,162
2,000	NuStar Energy, LP‡ 12.357%, 05/30/24 3 mo. SOFR + 7.03%	51,140
12,000	NuStar Logistics, LP‡~ 12.324%, 01/15/43 3 mo. SOFR + 6.98%	304,320
		563,622
	TOTAL PREFERRED STOCKS (Cost $840,192)	812,046
WARRANTS (0.0%)#
	Energy (0.0%)
13,522	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1
12,170	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1
	TOTAL WARRANTS (Cost $5,195)	2
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTION (0.1%)#
	Industrials (0.1%)
2,750	American Airlines Group, Inc.
3,715,250	Call, 06/20/25, Strike $17.00 (Cost $672,710)	342,375
	TOTAL INVESTMENTS (154.2%) (Cost $793,239,835)	771,729,396
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-18.4%)		(92,000,000)
LIABILITIES, LESS OTHER ASSETS (-35.8%)		(179,369,500)
NET ASSETS (100.0%)		$500,359,896
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $333,703,129.

@ In default status and considered non-income producing.

^ Security, or portion of security, is on loan.

‡ Variable rate security. The rate shown is the rate in effect at April 30, 2024.

~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $5,697,046.

¡ Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

! This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

# Non-income producing security.

‡‡ Perpetual maturity.

& Illiquid security.

ABBREVIATION

ADR American Depositary Receipt

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2024 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$195,401	$—	$195,401
Corporate Bonds	—	82,460,617	—	82,460,617
Convertible Bonds	—	648,624,035	—	648,624,035
Bank Loans	—	15,626,843	—	15,626,843
Convertible Preferred Stocks	22,713,012	81,025	—	22,794,037
Common Stocks	652,655	221,385	—	874,040
Preferred Stocks	676,869	135,177	—	812,046
Warrants	—	2	—	2
Purchased Options	342,375	—	—	342,375
Total	$24,384,911	$747,344,485	$—	$771,729,396

See accompanying Notes to Schedule of Investments

www.calamos.com

Dynamic Convertible and Income Fund Schedule of Investments April 30, 2024 (Unaudited)

SECTOR WEIGHTINGS

Information Technology	28.3%
Health Care	17.9
Consumer Discretionary	17.8
Industrials	8.2
Communication Services	6.4
Financials	5.0
Utilities	4.4
Energy	4.0
Materials	1.8
Consumer Staples	1.2
Real Estate	0.7
Airlines	0.2
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
170,000	SVC ABS, LLC Series 2023-1A, Class C*~ 6.700%, 02/20/53 (Cost $157,891)	$154,503
CORPORATE BONDS (14.4%)
	Airlines (0.2%)
188,667	Alaska Airlines Pass Through Trust Series 2020-1, Class A*µ 4.800%, 02/15/29	183,188
78,331	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	79,220
222,305	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	201,542
112,667	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	111,481
205,354	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	186,603
168,998	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	173,000
		935,034
	Communication Services (1.3%)
200,000	Altice France Holding, SA* 10.500%, 05/15/27	71,698
250,000	Altice France, SA* 5.500%, 10/15/29	164,000
260,000	APi Group DE, Inc.* 4.750%, 10/15/29	236,873
225,000	Ashtead Capital, Inc.* 2.450%, 08/12/31	178,749
273,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	9,637
100,000	6.500%, 05/01/27	3,569
195,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	177,949
105,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	103,022
95,000	9.000%, 09/15/28^	97,791
304,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	264,024
400,000	CSC Holdings, LLC* 4.625%, 12/01/30	174,032
335,000	5.375%, 02/01/28	258,352
300,000	5.750%, 01/15/30	131,664
200,000	5.500%, 04/15/27	164,172
200,000	4.500%, 11/15/31	127,172
PRINCIPAL AMOUNT		VALUE
117,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	$109,125
225,000	Frontier California, Inc. 6.750%, 05/15/27	214,430
54,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	55,030
352,000	Frontier Florida, LLC 6.860%, 02/01/28	335,364
330,000	Frontier North, Inc. 6.730%, 02/15/28	312,989
195,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	173,246
69,000	5.250%, 12/01/27	66,709
52,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	29,956
135,000	iHeartCommunications, Inc. 8.375%, 05/01/27	71,956
80,000	5.250%, 08/15/27*^	58,788
265,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	245,689
167,354	Ligado Networks, LLC* 15.500%, 11/01/23 15.500% PIK rate	27,736
160,000	Lumen Technologies, Inc. 7.600%, 09/15/39	48,970
100,000	4.000%, 02/15/27*	53,241
52,000	7.650%, 03/15/42	15,922
109,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	90,106
125,000	Nexstar Media, Inc.* 5.625%, 07/15/27	117,640
205,000	Paramount Global 4.900%, 08/15/44	143,717
73,000	Qwest Corp. 7.250%, 09/15/25	72,353
111,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	82,138
56,000	5.375%, 01/15/31	33,165
210,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	166,024
225,000	Sirius XM Radio, Inc.* 5.500%, 07/01/29	209,822
217,000	4.000%, 07/15/28	193,471
110,000	3.125%, 09/01/26	102,710
54,000	3.875%, 09/01/31^	43,446
202,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	96,287
245,000	Stagwell Global, LLC* 5.625%, 08/15/29	219,777
114,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	52,171
85,000	Time Warner Cable, LLC 7.300%, 07/01/38	82,557
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
245,000	United States Cellular Corp. 6.700%, 12/15/33	$239,223
160,000	Univision Communications, Inc.* 8.000%, 08/15/28	160,376
105,000	Viasat, Inc.* 5.625%, 04/15/27	96,266
		6,183,104
	Consumer Discretionary (3.0%)
265,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	267,253
210,000	Adams Homes, Inc.* 9.250%, 10/15/28	217,100
155,000	Adient Global Holdings Company* 8.250%, 04/15/31	161,116
185,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	167,018
190,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	172,110
139,000	6.625%, 01/15/28	138,798
267,000	At Home Group, Inc.* 4.875%, 07/15/28	126,934
292,000	Bath & Body Works, Inc. 6.694%, 01/15/27	294,260
165,000	6.875%, 11/01/35	164,282
136,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29	121,350
112,000	8.125%, 07/01/27	113,745
108,000	Carnival Corp.* 7.625%, 03/01/26	108,729
105,000	4.000%, 08/01/28	95,933
13,000	7.000%, 08/15/29	13,358
46,806	Carvana Company* 14.000%, 06/01/31	46,983
39,191	13.000%, 06/01/30	38,941
26,366	12.000%, 12/01/28	25,828
470,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	441,264
250,000	6.375%, 09/01/29	229,178
245,000	4.750%, 03/01/30	203,972
215,000	4.250%, 02/01/31	168,973
125,000	5.000%, 02/01/28	113,996
125,000	4.500%, 08/15/30	101,754
108,000	4.750%, 02/01/32	85,011
108,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	103,060
137,000	Cedar Fair, LP^ 5.250%, 07/15/29	128,058
105,000	Churchill Downs, Inc.* 6.750%, 05/01/31	104,295
175,000	Dana, Inc. 4.250%, 09/01/30	152,066
164,000	4.500%, 02/15/32	139,154
PRINCIPAL AMOUNT		VALUE
220,000	DISH DBS Corp. 5.125%, 06/01/29	$88,893
170,000	5.250%, 12/01/26*	134,091
133,000	7.375%, 07/01/28	59,701
129,000	7.750%, 07/01/26	81,367
100,000	5.750%, 12/01/28*	67,871
220,000	DISH Network Corp.* 11.750%, 11/15/27	222,015
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	186,492
238,000	Everi Holdings, Inc.* 5.000%, 07/15/29	233,780
220,000	Ford Motor Company 6.100%, 08/19/32	215,871
350,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	305,526
300,000	5.113%, 05/03/29	285,954
275,000	7.200%, 06/10/30	285,153
200,000	7.350%, 11/04/27	206,950
82,000	Gap, Inc.* 3.875%, 10/01/31	67,081
110,000	General Motors Company 5.200%, 04/01/45	94,243
365,000	goeasy, Ltd.* 9.250%, 12/01/28	386,356
188,000	7.625%, 07/01/29	188,308
110,000	Goodyear Tire & Rubber Company 5.250%, 07/15/31^	97,451
105,000	5.625%, 04/30/33	92,406
93,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	84,839
226,000	Guitar Center, Inc.*^& 8.500%, 01/15/26	199,850
145,000	International Game Technology, PLC* 6.250%, 01/15/27	144,914
57,985	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	58,588
230,000	Kohl's Corp. 5.550%, 07/17/45	157,966
210,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	218,555
220,000	Liberty Interactive, LLC 8.250%, 02/01/30	122,217
204,000	Life Time, Inc.* 8.000%, 04/15/26	204,343
105,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	107,154
80,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	83,890
139,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	137,944
140,000	M/I Homes, Inc. 3.950%, 02/15/30	121,584
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
261,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	$219,976
160,000	4.300%, 02/15/43	126,563
287,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	262,505
125,000	Newell Brands, Inc. 5.700%, 04/01/26	123,313
110,000	Nordstrom, Inc. 5.000%, 01/15/44	83,585
105,000	6.950%, 03/15/28	104,339
105,000	4.250%, 08/01/31	90,638
327,000	Patrick Industries, Inc.* 4.750%, 05/01/29	297,547
250,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	209,528
105,000	Phinia, Inc.* 6.750%, 04/15/29	105,449
305,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	227,893
110,000	QVC, Inc. 5.450%, 08/15/34	72,263
105,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	112,702
448,000	Rite Aid Corp.*@ 8.000%, 11/15/26	289,108
105,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	108,176
26,000	6.250%, 03/15/32	25,634
320,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	276,800
320,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	319,622
241,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	215,929
131,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	123,633
220,000	Station Casinos, LLC* 4.500%, 02/15/28	204,217
210,000	STL Holding Company, LLC* 8.750%, 02/15/29	216,008
128,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	124,773
55,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	59,039
260,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	257,000
210,000	ZF North America Capital, Inc.* 7.125%, 04/14/30	215,074
		13,657,186
PRINCIPAL AMOUNT		VALUE
	Consumer Staples (0.7%)
224,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	$220,165
310,000	Arrow Bidco, LLC* 10.750%, 06/15/25	319,784
205,000	B&G Foods, Inc.* 8.000%, 09/15/28	212,753
251,000	Central Garden & Pet Company* 4.125%, 04/30/31	217,848
245,000	Edgewell Personal Care Company* 4.125%, 04/01/29	222,186
307,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	271,544
54,000	6.500%, 12/31/27^	53,523
320,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc. 5.500%, 01/15/30	309,162
135,000	5.125%, 02/01/28µ^	131,270
80,000	5.750%, 04/01/33	76,605
174,000	New Albertsons, LP 7.750%, 06/15/26	179,204
217,000	Performance Food Group, Inc.* 4.250%, 08/01/29	194,584
165,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	146,127
105,000	Post Holdings, Inc.* 6.250%, 02/15/32	103,856
209,000	Prestige Brands, Inc.* 3.750%, 04/01/31	178,066
195,000	United Natural Foods, Inc.* 6.750%, 10/15/28	149,906
237,000	Vector Group, Ltd.* 5.750%, 02/01/29	215,668
		3,202,251
	Energy (2.0%)
106,000	Antero Resources Corp.* 5.375%, 03/01/30	100,865
223,000	Apache Corp. 5.100%, 09/01/40	185,714
135,000	Buckeye Partners, LP 5.850%, 11/15/43	113,031
112,000	Cheniere Energy, Inc.µ 4.625%, 10/15/28	107,166
167,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	167,190
297,000	Civitas Resources, Inc.* 8.750%, 07/01/31	316,067
110,000	Continental Resources, Inc. 2.875%, 04/01/32*	87,943
105,000	4.900%, 06/01/44	84,659
169,000	DT Midstream, Inc.* 4.125%, 06/15/29	153,202
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
207,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	$213,003
80,000	9.875%, 07/15/31	88,526
120,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	118,112
115,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	117,149
320,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. SOFR + 3.28%	290,675
162,000	6.500%, 11/15/26 5 year CMT + 5.69%	157,365
240,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. SOFR + 4.37%	237,017
224,000	4.850%, 07/15/26	218,396
132,000	Enlink Midstream, LLC* 6.500%, 09/01/30	133,698
355,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	361,688
110,000	6.375%, 04/01/29	109,297
138,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	142,958
88,000	6.250%, 05/15/26	87,372
205,000	Gulfport Energy Corp. 8.000%, 05/17/26*	208,085
65,902	8.000%, 05/17/26	66,894
305,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	293,072
163,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	161,116
210,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	212,495
217,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	214,120
158,000	Matador Resources Company* 6.500%, 04/15/32	156,709
135,000	Moss Creek Resources Holdings, Inc.* 10.500%, 05/15/27	138,228
90,000	7.500%, 01/15/26	89,903
160,000	Nabors Industries, Inc.* 7.375%, 05/15/27	158,696
80,000	9.125%, 01/31/30	82,805
160,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	151,827
144,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	142,479
223,000	Oceaneering International, Inc. 6.000%, 02/01/28	214,945
PRINCIPAL AMOUNT		VALUE
230,000	Parkland Corp.* 5.875%, 07/15/27	$224,977
112,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	107,041
52,000	Permian Resources Operating LLC* 7.000%, 01/15/32	53,132
270,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. SOFR + 4.37%	269,071
305,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	282,088
109,000	Southwestern Energy Company 4.750%, 02/01/32	98,289
285,300	Transocean, Inc.* 8.750%, 02/15/30	297,790
105,000	8.250%, 05/15/29	104,432
130,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	128,887
55,000	4.125%, 08/15/31	48,176
55,000	3.875%, 08/15/29	48,598
265,000	Venture Global LNG, Inc.* 8.375%, 06/01/31	272,163
155,000	8.125%, 06/01/28	158,667
105,000	9.875%, 02/01/32	112,055
105,000	9.500%, 02/01/29	112,951
110,000	Vital Energy, Inc. 7.875%, 04/15/32*	111,739
100,000	7.750%, 07/31/29*	100,741
79,000	9.750%, 10/15/30	86,150
190,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	181,342
262,000	Weatherford International, Ltd.* 8.625%, 04/30/30	272,187
		8,952,943
	Financials (2.5%)
340,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	337,912
323,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	325,620
370,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	363,595
30,000	7.000%, 01/15/31	30,184
245,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	208,145
100,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	77,498
90,000	8.000%, 11/01/31	97,538
439,000	AmWINS Group, Inc.* 4.875%, 06/30/29	399,666
168,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	154,768
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
105,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	$107,583
329,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	300,189
255,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	228,454
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	194,066
205,000	Credit Acceptance Corp. 6.625%, 03/15/26^	204,510
140,000	9.250%, 12/15/28*	148,571
210,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	218,515
283,000	Enact Holdings, Inc.*µ 6.500%, 08/15/25	282,878
235,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	241,458
278,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	236,778
225,000	GTCR W-2 Merger Sub, LLC* 7.500%, 01/15/31	232,200
120,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	123,230
324,000	HUB International, Ltd.* 5.625%, 12/01/29	298,952
105,000	7.375%, 01/31/32	104,567
164,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	138,195
275,000	ILFC E-Capital Trust II*‡ 7.395%, 12/21/65 3 mo. SOFR + 2.06%	219,714
435,000	Iron Mountain, Inc.* 5.250%, 03/15/28	416,782
600,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.* 5.000%, 08/15/28	540,444
387,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	380,665
224,000	4.750%, 06/15/29	200,343
205,000	LD Holdings Group, LLC* 6.125%, 04/01/28	155,624
235,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	91,941
105,000	4.625%, 09/15/27	61,924
162,000	LPL Holdings, Inc.*µ 4.000%, 03/15/29	147,090
210,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	220,120
PRINCIPAL AMOUNT		VALUE
138,952	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 14.750%, 11/14/28	$151,554
344,000	MetLife, Inc. 6.400%, 12/15/66	343,150
300,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	282,390
228,000	Navient Corp. 5.000%, 03/15/27	215,348
115,000	4.875%, 03/15/28	104,093
150,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	128,085
105,000	Newmark Group, Inc.* 7.500%, 01/12/29	106,161
150,000	OneMain Finance Corp. 3.875%, 09/15/28	132,359
145,000	9.000%, 01/15/29	152,436
108,000	7.125%, 03/15/26	109,055
341,000	PHH Mortgage Corp.* 7.875%, 03/15/26	327,943
260,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	239,577
215,000	6.500%, 04/01/32	210,982
100,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	85,190
100,000	3.625%, 03/01/29	88,327
50,000	2.875%, 10/15/26	46,006
265,000	StoneX Group, Inc.* 7.875%, 03/01/31	268,175
227,000	8.625%, 06/15/25	227,926
258,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	240,175
105,000	5.750%, 06/15/27	100,909
110,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	88,520
105,000	10.500%, 02/15/28	109,069
250,000	VZ Secured Financing, BV* 5.000%, 01/15/32	211,273
237,000	XHR, LP* 6.375%, 08/15/25	236,903
		11,695,325
	Health Care (1.0%)
398,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28^	311,769
81,000	6.125%, 02/01/27	59,472
78,000	14.000%, 10/15/30	50,397
435,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	308,084
127,000	6.875%, 04/15/29	94,314
114,000	8.000%, 03/15/26	113,616
105,000	10.875%, 01/15/32	107,696
27,000	5.250%, 05/15/30	22,137
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
258,000	DaVita, Inc.* 3.750%, 02/15/31	$212,662
233,000	4.625%, 06/01/30	204,686
162,000	Embecta Corp.* 5.000%, 02/15/30^	124,998
52,000	6.750%, 02/15/30	44,727
110,000	Encompass Health Corp. 4.750%, 02/01/30	101,092
110,000	4.500%, 02/01/28	103,477
300,000	HCA, Inc. 7.500%, 11/06/33	327,264
200,000	Jazz Securities DAC* 4.375%, 01/15/29	183,236
270,000	Medline Borrower, LP* 3.875%, 04/01/29	241,839
267,000	5.250%, 10/01/29	248,804
400,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	346,208
305,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	284,034
430,000	Tenet Healthcare Corp. 6.250%, 02/01/27	429,093
295,000	6.875%, 11/15/31	305,372
270,000	Teva Pharmaceutical Finance Netherlands III, BV 5.125%, 05/09/29^	256,276
200,000	4.750%, 05/09/27	191,628
100,000	3.150%, 10/01/26	92,695
		4,765,576
	Industrials (2.1%)
210,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	211,888
260,000	ACCO Brands Corp.* 4.250%, 03/15/29	226,915
235,000	AerCap Holdings, NV‡ 5.875%, 10/10/79 5 year CMT + 4.54%	232,946
200,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	173,204
365,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	348,998
155,000	5.875%, 02/15/28	152,035
140,000	Allegiant Travel Company*^ 7.250%, 08/15/27	135,612
127,000	Arcosa, Inc.* 4.375%, 04/15/29	116,265
475,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	132,582
PRINCIPAL AMOUNT		VALUE
178,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	$159,315
105,000	Boeing Company* 6.388%, 05/01/31	105,767
105,000	Bombardier, Inc.* 8.750%, 11/15/30	111,787
87,000	7.875%, 04/15/27	86,729
68,000	7.250%, 07/01/31	68,265
226,000	BWX Technologies, Inc.* 4.125%, 04/15/29	206,146
215,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	202,691
56,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*µ 4.750%, 10/20/28	54,310
282,000	Deluxe Corp.* 8.000%, 06/01/29	256,175
213,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	214,811
105,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	104,369
140,000	EnerSys* 4.375%, 12/15/27	131,260
110,000	6.625%, 01/15/32	109,704
80,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	81,572
135,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	122,201
102,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	90,370
85,000	4.750%, 07/15/27	81,550
236,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	199,352
516,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	457,186
269,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	252,871
270,000	Herc Holdings, Inc.* 5.500%, 07/15/27	262,599
255,000	IEA Energy Services, LLC* 6.625%, 08/15/29	243,410
154,000	JELD-WEN, Inc.* 4.625%, 12/15/25	150,378
110,000	4.875%, 12/15/27	104,578
360,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	335,408
210,000	Knife River Holding Company* 7.750%, 05/01/31	218,562
55,000	MasTec, Inc.*^ 4.500%, 08/15/28	51,433
26,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	25,840
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
135,000	Moog, Inc.* 4.250%, 12/15/27	$126,329
275,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	206,665
232,000	Novelis Corp.* 4.750%, 01/30/30	211,874
80,000	OI European Group, BV* 4.750%, 02/15/30	73,235
255,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	237,211
163,000	Sealed Air Corp.* 6.125%, 02/01/28	161,192
54,000	5.000%, 04/15/29	50,848
50,000	Sealed Air Corp./Sealed Air Corp. U.S.* 7.250%, 02/15/31	51,004
210,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	177,923
167,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	115,033
100,000	5.500%, 03/01/30	69,358
225,000	Standard Industries, Inc.* 5.000%, 02/15/27	217,150
176,000	Stericycle, Inc.* 3.875%, 01/15/29	157,365
225,000	TransDigm, Inc.* 6.875%, 12/15/30	226,708
155,000	6.750%, 08/15/28	155,739
80,000	7.125%, 12/01/31	81,638
52,000	6.625%, 03/01/32	51,996
105,000	Tronox, Inc.* 4.625%, 03/15/29	94,020
83,865	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	77,465
217,000	Vertiv Group Corp.* 4.125%, 11/15/28	201,096
228,000	Wabash National Corp.* 4.500%, 10/15/28	205,223
170,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	166,539
128,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	118,403
105,000	7.375%, 10/01/31	107,339
		9,560,437
	Information Technology (0.6%)
54,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	49,540
126,000	Coherent Corp.* 5.000%, 12/15/29	116,375
200,000	CommScope, Inc.* 4.750%, 09/01/29	139,850
79,000	Dell International, LLC / EMC Corp.µ 6.020%, 06/15/26	79,487
PRINCIPAL AMOUNT		VALUE
108,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	$98,429
93,000	Fair Isaac Corp.* 4.000%, 06/15/28	85,788
245,000	KBR, Inc.* 4.750%, 09/30/28	228,908
245,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28^	180,433
110,000	5.500%, 09/01/28	89,863
105,000	NCL Corp., Ltd.* 8.125%, 01/15/29	109,455
113,000	NCR Voyix Corp.* 5.125%, 04/15/29	103,933
167,000	ON Semiconductor Corp.* 3.875%, 09/01/28	151,593
139,000	Open Text Corp.* 3.875%, 02/15/28	126,981
110,000	6.900%, 12/01/27	112,532
81,000	3.875%, 12/01/29	71,023
81,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	69,543
193,000	Playtika Holding Corp.* 4.250%, 03/15/29	166,244
315,000	TTM Technologies, Inc.* 4.000%, 03/01/29	282,230
150,000	Twilio, Inc. 3.625%, 03/15/29	133,239
57,000	3.875%, 03/15/31	49,428
79,000	UKG, Inc.* 6.875%, 02/01/31	79,185
240,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	203,124
260,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	229,926
		2,957,109
	Materials (0.6%)
130,000	ArcelorMittal, SA 7.000%, 10/15/39	137,625
85,000	ATI, Inc. 5.875%, 12/01/27	83,498
55,000	Carpenter Technology Corp. 7.625%, 03/15/30	56,193
220,000	Chemours Company* 4.625%, 11/15/29	188,698
355,000	Clearwater Paper Corp.* 4.750%, 08/15/28	322,855
157,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	153,408
108,000	Commercial Metals Company 4.125%, 01/15/30	97,020
54,000	4.375%, 03/15/32	47,632
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
250,000	Constellium, SE* 3.750%, 04/15/29	$222,062
111,000	HB Fuller Company 4.250%, 10/15/28	102,568
215,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	217,120
190,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	177,169
58,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	54,098
229,000	Mercer International, Inc. 5.125%, 02/01/29	200,277
107,000	12.875%, 10/01/28*	116,926
200,000	OCI, NV* 6.700%, 03/16/33	192,182
160,000	Owens-Brockway Glass Container, Inc.* 7.250%, 05/15/31	160,454
115,000	6.625%, 05/13/27	115,035
200,000	Silgan Holdings, Inc. 4.125%, 02/01/28	186,736
113,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	29,257
		2,860,813
	Other (0.0%)
100,000	Gen Digital, Inc.* 6.750%, 09/30/27	100,427
45,000	7.125%, 09/30/30^	45,540
		145,967
	Real Estate (0.2%)
174,000	EPR Properties 3.750%, 08/15/29	151,392
187,000	Forestar Group, Inc.* 5.000%, 03/01/28	177,790
110,000	3.850%, 05/15/26	104,576
248,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	224,661
105,000	Service Properties Trust 5.250%, 02/15/26	101,069
		759,488
	Special Purpose Acquisition Companies (0.1%)
220,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	191,801
107,000	4.625%, 01/15/29	96,871
		288,672
	Utilities (0.1%)
79,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. SOFR + 2.93%	78,396
PRINCIPAL AMOUNT			VALUE
105,000		Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	$103,405
50,000		8.000%, 10/15/26 5 year CMT + 6.93%	50,569
			232,370
		TOTAL CORPORATE BONDS (Cost $66,045,248)	66,196,275
CONVERTIBLE BONDS (30.7%)
		Communication Services (2.2%)
325,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	707,444
209,000		Cable One, Inc.µ 0.000%, 03/15/26	180,758
20,000,000	JPY	CyberAgent, Inc.µ 0.000%, 02/19/25	125,885
2,185,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	2,275,743
5,311,000		Sea, Ltd. 2.375%, 12/01/25	5,588,075
604,000		0.250%, 09/15/26	519,476
538,000		Snap, Inc.µ 0.125%, 03/01/28	420,953
157,000		Zillow Group, Inc.µ 1.375%, 09/01/26	181,286
			9,999,620
		Consumer Discretionary (6.2%)
7,145,800	EUR	Accor, SA 0.700%, 12/07/27	3,896,124
280,000,000	JPY	Daiwa House Ind Company, Ltd. 0.000%, 03/30/29	1,777,556
608,000		DISH Network Corp.µ 0.000%, 12/15/25	446,272
410,000		DraftKings Holdings, Inc.µ 0.000%, 03/15/28	341,259
229,000		Etsy, Inc.µ 0.125%, 10/01/26	241,442
161,000		0.125%, 09/01/27	133,628
251,000		Farfetch, Ltd. 3.750%, 05/01/27	9,789
200,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	126,837
11,210,000		Ford Motor Company~ 0.000%, 03/15/26	11,190,607
2,740,000		IMAX Corp.µ 0.500%, 04/01/26	2,561,982
161,000		Liberty Broadband Corp.*µ 3.125%, 03/31/53	149,654
214,000		Lucid Group, Inc.* 1.250%, 12/15/26	98,115
296,000		MakeMyTrip, Ltd. 0.000%, 02/15/28	526,107
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
725,000		Marriott Vacations Worldwide Corp.µ 0.000%, 01/15/26	$674,504
400,000		Meituan 0.000%, 04/27/28	354,784
40,000,000	JPY	Mercari, Inc.µ 0.000%, 07/14/28	204,498
160,000		NIO, Inc.* 4.625%, 10/15/30	101,645
100,000	GBP	Ocado Group, PLCµ 0.875%, 12/09/25	111,367
100,000	GBP	0.750%, 01/18/27	94,993
230,000		Rivian Automotive, Inc. 4.625%, 03/15/29	157,104
145,000		3.625%, 10/15/30*	84,964
194,000		Royal Caribbean Cruises, Ltd.µ 6.000%, 08/15/25	552,987
40,000,000	JPY	Sanrio Company, Ltd. 0.000%, 12/14/28	317,672
100,000	EUR	Shop Apotheke Europe, NVµ 0.000%, 01/21/28	100,708
162,000		Stride, Inc. 1.125%, 09/01/27	223,445
318,000		Wayfair, Inc.µ 0.625%, 10/01/25	296,217
302,000		3.500%, 11/15/28*	402,412
1,900,000	GBP	WH Smith, PLCµ 1.625%, 05/07/26	2,171,607
316,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	337,788
5,000,000	HKD	Zhongsheng Group Holdings, Ltd. 0.000%, 05/21/25	703,517
			28,389,584
		Consumer Staples (2.3%)
100,000	EUR	Davide Campari-Milano, NVµ 2.375%, 01/17/29	109,785
2,500,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	2,664,213
20,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	143,720
3,715,000		Post Holdings, Inc.µ 2.500%, 08/15/27	4,164,886
4,975,000	CAD	Premium Brands Holdings Corp.µ 4.200%, 09/30/27	3,312,342
			10,394,946
		Energy (1.5%)
4,500,000	EUR	Eni S.p.A 2.950%, 09/14/30	4,988,544
1,650,000		Nabors Industries, Inc.µ 1.750%, 06/15/29	1,211,166
306,000		Northern Oil & Gas, Inc. 3.625%, 04/15/29	378,791
PRINCIPAL AMOUNT			VALUE
100,000		Pioneer Natural Resources Company 0.250%, 05/15/25	$293,655
100,000	EUR	Saipem S.p.A 2.875%, 09/11/29	142,450
2,261,000		SunEdison, Inc.@ 0.000%, 01/15/49	22,610
275,000		0.000%, 10/01/49	2,750
			7,039,966
		Financials (1.0%)
223,000		Affirm Holdings, Inc.µ 0.000%, 11/15/26	185,208
323,000		Coinbase Global, Inc.*µ 0.250%, 04/01/30	292,108
67,242	EUR	Corestate Capital Holding, SA 8.000%, 12/31/26 9.000% PIK rate	25,122
100,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	86,540
3,316,000		Global Payments, Inc.*^ 1.500%, 03/01/31	3,307,611
200,000	EUR	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc)§ 0.000%, 01/14/25	215,003
200,000	EUR	LEG Immobilien, SEµ 0.875%, 09/01/25	206,934
314,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	394,855
			4,713,381
		Health Care (1.3%)
164,000		Alnylam Pharmaceuticals, Inc.µ 1.000%, 09/15/27	151,142
160,000		BioMarin Pharmaceutical, Inc.µ 0.599%, 08/01/24	157,810
135,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	84,762
172,000		CONMED Corp.µ 2.250%, 06/15/27	151,816
156,000		Dexcom, Inc. 0.375%, 05/15/28*µ	158,480
142,000		0.250%, 11/15/25	148,895
154,000		Enovis Corp.* 3.875%, 10/15/28	182,099
161,000		Envista Holdings Corp.*µ 1.750%, 08/15/28	137,391
205,000		Haemonetics Corp.µ 0.000%, 03/01/26	188,502
206,000		Halozyme Therapeutics, Inc.µ 0.250%, 03/01/27	180,582
170,000		1.000%, 08/15/28	160,429
81,000		Immunocore Holdings, PLC*µ 2.500%, 02/01/30	80,186
73,000		Innoviva, Inc.µ 2.500%, 08/15/25	78,314
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT			VALUE
158,000		Insmed, Inc. 0.750%, 06/01/28	$161,835
162,000		Integer Holdings Corp. 2.125%, 02/15/28	225,290
167,000		Integra LifeSciences Holdings Corp.µ 0.500%, 08/15/25	156,698
163,000		Ionis Pharmaceuticals, Inc.µ 0.000%, 04/01/26	158,105
1,632,000		iRhythm Technologies, Inc.*µ 1.500%, 09/01/29	1,655,599
156,000		Jazz Investments I, Ltd.µ 2.000%, 06/15/26	150,502
101,000		Lantheus Holdings, Inc.µ 2.625%, 12/15/27	114,224
30,000,000	JPY	Menicon Company, Ltd.µ 0.000%, 01/29/25	189,341
181,000		NeoGenomics, Inc.µ 0.250%, 01/15/28	142,791
165,000		NuVasive, Inc.µ 0.375%, 03/15/25	157,506
145,000		Omnicell, Inc.µ 0.250%, 09/15/25	136,322
135,000		Pacira BioSciences, Inc.µ 0.750%, 08/01/25	127,761
163,000		Sarepta Therapeutics, Inc. 1.250%, 09/15/27	187,054
242,000		Shockwave Medical, Inc.*µ 1.000%, 08/15/28	307,570
156,000		TransMedics Group, Inc.*µ 1.500%, 06/01/28	195,139
			5,926,145
		Industrials (6.1%)
40,000,000	JPY	Daifuku Co., Ltd. 0.000%, 09/13/30	295,449
100,000	EUR	Duerr, AGµ 0.750%, 01/15/26	103,818
196,000		John Bean Technologies Corp.µ 0.250%, 05/15/26	177,078
200,000		L&F Company Ltd. 2.500%, 04/26/30	137,416
161,000		Middleby Corp. 1.000%, 09/01/25	189,726
4,000,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	5,532,795
1,800,000	EUR	Rheinmetall, AG 1.875%, 02/07/28	3,289,703
100,000	EUR	2.250%, 02/07/30	185,839
159,600	EUR	Schneider Electric, SE 0.000%, 06/15/26	375,569
4,100,000	EUR	SPIE, SA 2.000%, 01/17/28	5,072,981
PRINCIPAL AMOUNT			VALUE
3,150,000		Tetra Tech, Inc.* 2.250%, 08/15/28	$3,578,369
7,945,000		Uber Technologies, Inc.*~ 0.875%, 12/01/28	8,976,658
			27,915,401
		Information Technology (7.3%)
240,000		Akamai Technologies, Inc. 1.125%, 02/15/29*	236,429
190,000		0.125%, 05/01/25µ	214,491
208,000		BILL Holdings, Inc.µ 0.000%, 04/01/27	177,045
94,000		0.000%, 12/01/25	86,973
3,175,000		Block, Inc.µ 0.125%, 03/01/25	3,144,520
210,000		Cloudflare, Inc.µ 0.000%, 08/15/26	191,585
213,000		Confluent, Inc.µ 0.000%, 01/15/27	181,003
162,000		CyberArk Software, Ltd. 0.000%, 11/15/24	248,916
146,000		Datadog, Inc. 0.125%, 06/15/25	208,314
447,000		DigitalOcean Holdings, Inc.µ 0.000%, 12/01/26	373,513
207,000		Dropbox, Inc.µ 0.000%, 03/01/28	189,237
411,000		Fastly, Inc.µ 0.000%, 03/15/26	373,924
357,000		Five9, Inc.µ 0.500%, 06/01/25	336,476
161,000		1.000%, 03/15/29*	159,772
2,900,000	EUR	GlobalWafers GmbH 1.500%, 01/23/29	2,981,485
700,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 08/05/26	686,420
17,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	2,261,676
175,000		LivePerson, Inc. 0.000%, 12/15/26	66,906
451,000		Microchip Technology, Inc. 0.125%, 11/15/24	486,922
343,000		MicroStrategy, Inc.*µ 0.875%, 03/15/31	273,999
1,440,000		NCL Corp., Ltd. 5.375%, 08/01/25	1,770,538
447,000		1.125%, 02/15/27µ	409,103
200,000	EUR	Nexi S.p.Aµ 1.750%, 04/24/27	196,708
162,000		Nice, Ltd. 0.000%, 09/15/25	160,675
413,000		Okta, Inc.µ 0.125%, 09/01/25	390,343
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT			VALUE
319,000		ON Semiconductor Corp. 0.500%, 03/01/29µ	$309,216
202,000		0.000%, 05/01/27	289,751
4,301,000		Parsons Corp.* 2.625%, 03/01/29	4,510,717
173,000		Pegasystems, Inc.µ 0.750%, 03/01/25	166,187
296,000		Repay Holdings Corp.*µ 0.000%, 02/01/26	270,600
320,000		RingCentral, Inc.µ 0.000%, 03/15/26	287,062
360,000,000	JPY	Rohm Company, Ltd.µ 0.000%, 12/05/24	2,276,641
320,000		Seagate HDD Cayman* 3.500%, 06/01/28	383,123
139,000		Shift4 Payments, Inc.µ 0.000%, 12/15/25	144,021
200,000		SK Hynix, Inc. 1.750%, 04/11/30	313,692
148,300	EUR	SOITECµ 0.000%, 10/01/25	258,790
3,815,000		Spotify USA, Inc.µ 0.000%, 03/15/26	3,555,084
3,687,000		Super Micro Computer, Inc.*µ 0.000%, 03/01/29	3,770,769
200,000		Tyler Technologies, Inc.^ 0.250%, 03/15/26	210,096
318,000		Wix.com, Ltd. 0.000%, 08/15/25	294,748
240,000		Workiva, Inc. 1.250%, 08/15/28*µ	216,170
34,000		1.125%, 08/15/26	39,211
265,000		Xero Investments, Ltd. 0.000%, 12/02/25	246,392
145,000		Zscaler, Inc. 0.125%, 07/01/25	183,711
			33,532,954
		Materials (1.9%)
214,000		Amyris, Inc.@ 1.500%, 11/15/26	7,601
3,600,000		Glencore Funding, LLC 0.000%, 03/27/25	3,876,984
2,700,000		LG Chem, Ltd. 1.250%, 07/18/28	2,564,622
1,976,000		Lithium Americas Corp.µ 1.750%, 01/15/27	1,505,337
20,000,000	JPY	Nippon Steel Corp. 0.000%, 10/05/26	183,766
400,000	EUR	POSCO Holdings, Inc. 0.000%, 09/01/26	441,876
			8,580,186
PRINCIPAL AMOUNT			VALUE
		Other (0.0%)
110,000		Multiplan Corp.*µ 6.000%, 10/15/27 7.000% PIK rate	$78,363
		Real Estate (0.7%)
2,700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	3,047,931
330,000		Redfin Corp.µ 0.000%, 10/15/25	287,061
			3,334,992
		Utilities (0.2%)
318,000		American Water Capital Corp.*µ 3.625%, 06/15/26	309,436
156,000		CMS Energy Corp.* 3.375%, 05/01/28	152,851
320,000		PPL Capital Funding, Inc. 2.875%, 03/15/28	304,224
160,000		Southern Company 3.875%, 12/15/25	159,728
			926,239
		TOTAL CONVERTIBLE BONDS (Cost $151,203,779)	140,831,777
BANK LOANS (7.2%)¡
		Airlines (0.4%)
1,395,000		Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	1,406,334
152,000		American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	158,286
143,000		Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	146,992
150,000		United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	150,821
			1,862,433
		Communication Services (0.7%)
1,250,000		APi Group DE, Inc.‡ 7.930%, 01/03/29 1 mo. SOFR + 2.50%	1,256,144
12,011		Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	12,041
108,011		Clear Channel Outdoor Holdings, Inc.‡ 9.430%, 08/23/28 1 mo. SOFR + 4.00%	108,236
87,034		Directv Financing, LLC! 0.000%, 08/02/27	87,590
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
82,451	Directv Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	$82,977
320,000	Entercom Media Corp.‡ 8.145%, 11/18/24 3 mo. SOFR + 0.00%	173,440
1,240,641	Go Daddy Operating Company, LLC‡ 7.316%, 11/09/29 1 mo. SOFR + 2.00%	1,242,601
210,415	Gray Television, Inc.‡ 7.942%, 01/02/26 1 mo. SOFR + 2.50%	208,061
220,000	Telesat Canada‡ 8.355%, 12/07/26 3 mo. SOFR + 2.75%	112,246
		3,283,336
	Consumer Discretionary (1.8%)
120,000	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	120,675
153,600	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	154,512
207,900	Caesars Entertainment, Inc.‡ 8.666%, 02/06/30 3 mo. SOFR + 3.25%	208,589
541,496	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	544,964
181,807	Carnival Corp.‡ 8.067%, 10/18/28 1 mo. SOFR + 3.25%	182,774
181,807	Carnival Corp.‡ 8.067%, 10/18/28	183,057
1,246,875	Flutter Financing, BV‡ 7.559%, 11/25/30	1,250,659
210,000	Flutter Financing, BV! 0.000%, 11/25/30	210,637
262,761	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	263,308
1,250,000	Installed Building Products, Inc.‡ 7.316%, 03/28/31 1 mo. SOFR + 2.00%	1,256,056
122,430	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	123,310
197,000	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	197,684
1,240,530	PENN Entertainment, Inc.‡ 8.166%, 05/03/29 1 mo. SOFR + 2.75%	1,243,694
PRINCIPAL AMOUNT		VALUE
379,141	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	$374,402
780,000	Station Casinos LLC! 0.000%, 03/14/31	781,010
680,000	Station Casinos, LLC‡ 7.566%, 03/14/31 1 mo. SOFR + 2.25%	680,881
137,996	TKC Holdings, Inc.‡ 10.930%, 05/15/28 1 mo. SOFR + 5.50%	137,220
224,300	Windsor Holdings III, LLC‡ 9.319%, 08/01/30 1 mo. SOFR + 4.00%	226,515
		8,139,947
	Consumer Staples (0.3%)
495,638	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	496,724
118,074	Fiesta Purchaser, Inc.‡ 9.316%, 02/12/31 1 mo. SOFR + 4.00%	118,686
96,926	Fiesta Purchaser, Inc.‡ 9.318%, 02/12/31 1 mo. SOFR + 4.00%	97,429
262,718	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	264,566
215,000	Star Parent, Inc.‡ 9.309%, 09/27/30 3 mo. SOFR + 4.00%	215,202
145,000	United Natural Foods, Inc.! 0.000%, 04/25/31	143,731
105,896	United Natural Foods, Inc.‡ 8.680%, 10/22/25 1 mo. SOFR + 3.25%	105,559
		1,441,897
	Energy (0.1%)
159,600	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	160,359
99,750	New Fortress Energy, Inc.‡ 10.330%, 10/27/28 3 mo. SOFR + 5.00%	100,436
257,674	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	258,881
50,000	Par Petroleum, LLC! 0.000%, 02/28/30	50,234
		569,910
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Financials (0.4%)
230,000	Advisor Group, Inc.! 0.000%, 08/17/28	$231,672
54,863	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	55,261
170,789	Alliant Holdings Intermediate, LLC‡ 8.819%, 11/06/30 1 mo. SOFR + 3.50%	171,660
163,765	Amynta Agency Borrower, Inc.‡ 9.552%, 02/28/28 3 mo. SOFR + 4.25%	164,525
170,000	AssuredPartners, Inc.! 0.000%, 02/14/31	170,937
100,000	AssuredPartners, Inc.‡ 8.816%, 02/14/31 1 mo. SOFR + 3.50%	100,551
164,176	Avolon TLB Borrower 1 (US) LLC‡ 7.315%, 06/22/28 1 mo. SOFR + 2.00%	164,714
99,750	Broadstreet Partners, Inc.‡ 9.066%, 01/27/29 1 mo. SOFR + 3.75%	100,228
209,475	HUB International, Ltd.‡ 8.575%, 06/20/30 3 mo. SOFR + 3.25%	210,771
525	HUB International, Ltd.‡ 8.565%, 06/20/30 3 mo. SOFR + 3.25%	528
159,600	Iron Mountain, Inc.‡ 7.566%, 01/31/31 1 mo. SOFR + 2.25%	159,467
110,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	108,370
283,036	VFH Parent, LLC‡ 8.416%, 01/13/29 1 mo. SOFR + 3.00%	283,435
		1,922,119
	Health Care (1.5%)
887,474	Avantor Funding, Inc.‡ 7.416%, 11/08/27 1 mo. SOFR + 2.00%	891,702
2,195,562	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	2,207,287
1,250,000	Organon & Company‡ 8.433%, 06/02/28 1 mo. SOFR + 3.00%	1,258,400
235,294	Padagis, LLC‡ 10.314%, 07/06/28 3 mo. SOFR + 4.75%	216,471
1,243,687	Perrigo Investments, LLC‡ 7.666%, 04/20/29 1 mo. SOFR + 2.25%	1,244,079
PRINCIPAL AMOUNT		VALUE
547,026	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	$549,947
628,801	Team Health Holdings, Inc.‡ 10.580%, 03/02/27 3 mo. SOFR + 5.25%	552,782
1,803	Team Health Holdings, Inc.‡ 10.566%, 03/02/27 1 mo. SOFR + 5.25%	1,585
		6,922,253
	Industrials (0.7%)
211,207	ACProducts, Inc.‡ 9.814%, 05/17/28 3 mo. SOFR + 4.25%	183,961
1,240,513	Beacon Roofing Supply, Inc.‡ 7.316%, 05/19/28 1 mo. SOFR + 2.00%	1,245,941
201,923	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	203,059
89,463	Emrld Borrower, LP‡ 7.816%, 05/31/30 1 mo. SOFR + 2.50%	89,843
1,240,513	JELD-WEN, Inc.‡ 7.430%, 07/28/28 1 mo. SOFR + 2.00%	1,245,320
25,000	MI Windows & Doors, LLC‡ 8.816%, 03/21/31 1 mo. SOFR + 3.50%	25,146
209,475	TransDigm, Inc.‡ 8.559%, 02/28/31 1 mo. SOFR + 3.25%	210,940
		3,204,210
	Information Technology (0.9%)
291,574	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	293,721
161,894	Camelot US Acquisition LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	162,400
204,625	Central Parent, Inc.‡ 9.309%, 07/06/29 3 mo. SOFR + 4.00%	205,695
202,342	Dun & Bradstreet Corp.‡ 8.068%, 01/18/29 1 mo. SOFR + 2.75%	203,060
187,021	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	188,132
1,152,971	Open Text Corp.‡ 8.166%, 01/31/30 1 mo. SOFR + 2.75%	1,157,623
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
737,344	SS&C Technologies, Inc.‡ 7.666%, 03/22/29 1 mo. SOFR + 2.25%	$739,774
312,004	SS&C Technologies, Inc.‡ 7.666%, 03/22/29 1 mo. SOFR + 2.25%	313,032
794,000	TTM Technologies, Inc.‡ 8.077%, 05/30/30 1 mo. SOFR + 2.75%	795,489
110,000	UKG, Inc.‡ 8.814%, 02/10/31 3 mo. SOFR + 3.50%	110,631
		4,169,557
	Materials (0.3%)
159,200	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	159,350
213,388	Ineos US Finance, LLC‡ 8.930%, 02/18/30 1 mo. SOFR + 3.50%	214,188
161,360	Innophos, Inc.‡ 8.930%, 02/05/27 1 mo. SOFR + 3.25%	161,546
263,013	LSF11 A5 Holdco, LLC‡ 9.666%, 10/15/28 1 mo. SOFR + 4.25%	264,064
158,599	Trinseo Materials Operating SCA‡ 8.105%, 05/03/28 3 mo. SOFR + 2.50%	110,829
202,674	W.R. Grace & Co.-Conn.‡ 9.321%, 09/22/28 3 mo. SOFR + 3.75%	203,271
		1,113,248
	Special Purpose Acquisition Companies (0.1%)
108,075	Clydesdale Acquisition Holdings, Inc.‡ 9.091%, 04/13/29 1 mo. SOFR + 3.68%	108,664
53,900	Fertitta Entertainment, LLC‡ 9.069%, 01/27/29 1 mo. SOFR + 3.75%	54,085
197,000	Patagonia Holdco, LLC‡ 11.064%, 08/01/29 3 mo. SOFR + 5.75%	183,210
		345,959
	TOTAL BANK LOANS (Cost $33,110,623)	32,974,869
NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (1.6%)
	Energy (0.0%)
5	Gulfport Energy Corp.# 10.000%, 05/31/24 15.000% PIK rate	57,875
NUMBER OF SHARES			VALUE
		Financials (1.3%)
97,640		Apollo Global Management, Inc.~ 6.750%, 07/31/26	$5,954,087
		Utilities (0.3%)
35,211		NextEra Energy, Inc.~ 6.926%, 09/01/25	1,434,848
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,535,885)	7,446,810
COMMON STOCKS (77.8%)
		Communication Services (5.9%)
40,650		Alphabet, Inc. - Class A#	6,617,007
4,575		Altice USA, Inc. - Class A^#	8,830
4,050		Baidu, Inc. (ADR)µ#	418,770
1,735		Cumulus Media, Inc. - Class Aµ#	4,563
1		Frontier Communications Parent, Inc.^#	23
3,450	SEK	Hemnet Group, AB	89,661
4,600		Meta Platforms, Inc. - Class Aµ	1,978,782
4,250		Netflix, Inc.µ#	2,340,220
96,000	EUR	Orange, SAµ	1,068,507
525	EUR	Scout24, SE*µ	38,565
12,990		Spotify Technology, SAµ#	3,642,916
66,700	HKD	Tencent Holdings, Ltd.µ	2,927,008
89,070		Tencent Holdings, Ltd. (ADR)~^	3,896,812
40,790	GBP	Trustpilot Group, PLC*µ#	96,320
1,176,545	GBP	Vodafone Group, PLCµ	992,182
26,395		Walt Disney Company~	2,932,485
			27,052,651
		Consumer Discretionary (11.3%)
374,200		ADT, Inc.µ	2,432,300
124,700	HKD	Alibaba Group Holding, Ltd.µ	1,167,574
8,175		Alibaba Group Holding, Ltd. (ADR)~	611,899
174,450	MXN	Alsea, SAB de CV#	730,153
37,750		Amazon.com, Inc.µ#	6,606,250
19,240	INR	Amber Enterprises India, Ltd.#	889,703
315,000	SAR	Americana Restaurants International, PLC#	286,942
51,097		Aptiv, PLCµ#	3,627,887
3,900	BRL	Arezzo Industria e Comercio, SA	38,996
1,025	CNY	Beijing Roborock Technology Company, Ltd. - Class A	59,883
12,500	CNY	BYD Company, Ltd. - Class A	375,275
20,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	212,380
1,195		Chipotle Mexican Grill, Inc.#	3,775,722
15,655	INR	Dixon Technologies India, Ltd.	1,560,759
4,050	EUR	Ferrari, NV	1,665,662
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES			VALUE
149,500	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	$795,646
3,050	KRW	Hotel Shilla Company, Ltd.	130,656
112,532	INR	Indian Hotels Company, Ltd.	776,456
161,219	HKD	JD.com, Inc. - Class Aµ	2,322,903
173,000	HKD	Jiumaojiu International Holdings, Ltd.*µ	108,654
334,330	INR	Kalyan Jewellers India, Ltd.	1,654,221
8,600	KRW	Kia Corp.	728,614
123,000	HKD	Li Ning Company, Ltd.µ	321,998
1,020	EUR	LVMH Moet Hennessy Louis Vuitton, SEµ	837,865
32,200	INR	Mahindra & Mahindra, Ltd.	831,931
110,230		MakeMyTrip, Ltd.µ#	7,298,328
11,470	HKD	Meituan - Class B*µ#	156,618
2,855		MercadoLibre, Inc.µ#	4,164,589
44,620		NIO, Inc. (ADR)#	210,606
17,872	EUR	Prosus, NV~	597,996
236,800	HKD	Sands China, Ltd.µ#	558,527
63,750	INR	Tata Motors, Ltd.	768,841
2,100		Tesla, Inc.µ#	384,888
148,600	JPY	Toyota Motor Corp.µ	3,389,354
10,100	HKD	Yum China Holdings, Inc.µ	378,098
593,500	INR	Zomato, Ltd.#	1,372,591
			51,830,765
		Consumer Staples (3.5%)
2,450	SEK	AAK, AB	63,018
20,710	TRY	BIM Birlesik Magazalar, A/S	247,421
77,500	GBP	British American Tobacco, PLCµ	2,275,111
5,600		Constellation Brands, Inc. - Class Aµ	1,419,376
5,100		Costco Wholesale Corp.µ	3,686,790
69,120	MXN	Grupo Comercial Chedraui, SA de CV	508,956
2,600	CNY	Kweichow Moutai Company, Ltd. - Class A	609,578
2,062		Mallinckrodt, PLC#	109,286
20,500	CHF	Nestle, SAµ	2,058,203
74,568	BRL	Raia Drogasil, SA	367,340
201,300	JPY	Seven & i Holdings Company, Ltd.µ	2,601,036
106,000	HKD	Smoore International Holdings, Ltd.*µ	92,317
1,100	JPY	Toyo Suisan Kaisha, Ltd.µ	68,788
14,150	INR	Varun Beverages, Ltd.	250,573
27,600		Walmart, Inc.µ	1,638,060
2,000	JPY	Yamazaki Baking Company, Ltd.µ	48,407
			16,044,260
		Energy (4.5%)
74,600	CAD	Canadian Natural Resources, Ltd.µ	5,653,051
12,395	CAD	CES Energy Solutions Corp.	51,051
305		Chesapeake Energy Corp.µ	27,413
17,600		Chevron Corp.~µ	2,838,352
NUMBER OF SHARES			VALUE
14,985		Energy Transfer, LP	$235,714
9,035		Enterprise Products Partners, LP	253,703
1,826		EP Energy Corp.&#	4,337
7		Gulfport Energy Corp.µ#	1,111
42,400		Helmerich & Payne, Inc.~µ	1,667,592
136,900	THB	PTT Exploration & Production, PCL	575,713
38,530	INR	Reliance Industries, Ltd.	1,351,645
24,475	EUR	Saipem S.p.A^#	56,164
98,974		Schlumberger, NVµ	4,699,286
82,300	GBP	Shell, PLCµ	2,925,649
20,070		TechnipFMC, PLCµ	514,193
			20,854,974
		Financials (9.4%)
62,050	INR	360 ONE WAM, Ltd.	580,015
373,000	HKD	AIA Group, Ltd.µ	2,731,984
10,000		Aon, PLC - Class Aµ	2,820,100
188,400	BRL	B3, SA - Brasil Bolsa Balcao	391,487
7,038,130	IDR	Bank Mandiri Persero, Tbk PT	2,974,854
189,000		Bank of America Corp.~µ	6,994,890
9,680		Chubb, Ltd.µ	2,406,835
16,200	JPY	Concordia Financial Group, Ltd.µ	87,288
111,948	AED	First Abu Dhabi Bank, PJSC	380,599
224,876	INR	HDFC Bank, Ltd.	4,071,386
2,750	AUD	HUB24, Ltd.µ	70,657
133,716		Itau Unibanco Holding, SA (ADR)	808,982
12,575		JPMorgan Chase & Companyµ	2,411,130
156,300	THB	Kasikornbank PCL	548,660
7,600	KRW	KB Financial Group, Inc.	412,200
4,120,000	GBP	Lloyds Banking Group, PLCµ	2,658,977
22,456	KRW	Meritz Financial Group, Inc.	1,283,976
44,285		Morgan Stanleyµ	4,022,849
124,670		NU Holdings, Ltd. - Class Aµ#	1,353,916
260,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class Hµ	1,178,341
24,653	SAR	Saudi National Bank	246,788
8,600		Visa, Inc. - Class Aµ	2,310,046
41,825		Wells Fargo & Company	2,481,059
			43,227,019
		Health Care (8.8%)
8,400	INR	Apollo Hospitals Enterprise, Ltd.	598,515
23,100	GBP	AstraZeneca, PLCµ	3,493,849
14,355		Danaher Corp.µ	3,540,230
4,738	KRW	Dentium Company, Ltd.	442,049
15,250		Eli Lilly & Companyµ	11,911,775
10,104		GE Healthcare, Inc.~µ	770,329
22,400	EUR	Gerresheimer, AGµ	2,412,411
4,860		Humana, Inc.µ	1,468,157
8,520	BRL	Hypera, SA	48,436
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES			VALUE
1,500	JPY	Jeol, Ltd.µ	$59,429
4,700		McKesson Corp.	2,524,887
99,880		Novo Nordisk, A/S (ADR)~	12,815,603
331	CHF	Ypsomed Holding, AG^	117,982
			40,203,652
		Industrials (9.4%)
25,300	INR	Adani Ports & Special Economic Zone, Ltd.	400,198
37,029	EUR	Alstom, SAµ	583,876
11,125	GBP	Ashtead Technology Holdings, PLC	113,279
28,000	CAD	Canadian Pacific Kansas City, Ltd.µ	2,196,637
12,780	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	357,439
1,115	EUR	DO & CO, AGµ	171,112
850	JPY	Ebara Corp.µ	70,069
7,578		GE Vernova, Inc.#	1,164,814
30,312		General Electric Companyµ	4,905,088
4,095	KRW	Hanwha Aerospace Company, Ltd.	622,016
8,277	KRW	HD Hyundai Electric Company, Ltd.	1,460,183
89,110	INR	Hindustan Aeronautics, Ltd.	4,207,005
41,500	JPY	Hitachi, Ltd.µ	3,828,818
2,200	JPY	Japan Elevator Service Holdings Company, Ltd.µ	34,189
12,490	INR	KEI Industries, Ltd.	596,937
1,515	EUR	KION Group, AGµ	69,823
1,900	JPY	Kyudenko Corp.µ	78,857
3,980	EUR	Leonardo S.p.Aµ	91,469
347,065	GBP	Melrose Industries, PLCµ	2,726,657
10,080	SEK	Munters Group, AB*	200,969
35,300	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A#	214,591
800		nVent Electric, PLCµ	57,656
6,700	EUR	Rheinmetall, AGµ	3,692,000
1,024,500	GBP	Rolls-Royce Holdings, PLCµ#	5,253,661
167,200	CNY	Sany Heavy Industry Company, Ltd. - Class A	375,691
54,502	CNY	Shanghai International Airport Company, Ltd. - Class A#	282,700
1,410	KRW	SK Square Company, Ltd.#	77,469
1,400	JPY	Sojitz Corp.µ	36,046
754	CAD	Stantec, Inc.µ	60,034
56,626	INR	Titagarh Rail System, Ltd.	715,881
4,785		Veralto Corp.µ	448,259
44,050		Vertiv Holdings Company - Class A	4,096,650
16,500		Waste Management, Inc.µ	3,432,330
134,400	CNY	Weichai Power Company, Ltd. - Class A	322,426
			42,944,829
NUMBER OF SHARES			VALUE
		Information Technology (21.3%)
11,500	JPY	Advantest Corp.µ	$359,957
42,900		Apple, Inc.~^	7,307,157
32,000	TWD	Asia Vital Components Company, Ltd.	631,223
5,000	TWD	ASMedia Technology, Inc.	295,650
9,005		ASML Holding, NV (ADR)µ	7,856,592
3,500	HKD	ASMPT, Ltd.µ	43,497
269	EUR	BE Semiconductor Industries, NVµ	35,689
565	CAD	Descartes Systems Group, Inc.µ#	52,410
400	JPY	Horiba, Ltd.µ	38,808
14,500	CNY	Iflytek Company, Ltd. - Class A	89,635
28,901		Infosys, Ltd. (ADR)^	482,936
9,600		International Business Machines Corp.µ	1,595,520
14,900	JPY	Keyence Corp.µ	6,552,567
270,000	HKD	Kingdee International Software Group Company, Ltd.µ#	284,857
74,625	INR	KPIT Technologies, Ltd.	1,324,693
1,150	EUR	Lectraµ	39,178
20,000	TWD	MediaTek, Inc.	603,023
800	JPY	Micronics Japan Company, Ltd.µ	32,955
33,400		Microsoft Corp.^	13,003,622
930	EUR	Nemetschek, SEµ	82,183
540,000	EUR	Nokia Oyjµ	1,963,090
27,370		NVIDIA Corp.µ	23,648,227
29,340	KRW	Samsung Electronics Company, Ltd.	1,630,912
1,790		ServiceNow, Inc.µ#	1,241,061
19,050	CAD	Shopify, Inc. - Class Aµ#	1,337,437
13,000	TWD	Silergy Corp.	172,655
56,300	KRW	SK Hynix, Inc.	6,947,735
40,500	HKD	Sunny Optical Technology Group Company, Ltd.µ	195,928
705,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	16,880,347
45,000	BRL	TOTVS, SA	238,667
1,900	JPY	Towa Corp.µ	109,422
60,065		Unity Software, Inc.µ#	1,457,778
93,700	CNY	Venustech Group, Inc. - Class A	253,423
303,800	HKD	Xiaomi Corp. - Class B*µ#	662,262
1,000	JPY	Zuken, Inc.µ	26,130
			97,477,226
		Materials (1.7%)
1,570	JPY	Artience Company, Ltd.µ	29,096
145,715		Cemex, SAB de CV (ADR)#	1,152,606
219,750	AED	Fertiglobe, PLC	166,547
5,950		Linde, PLCµ	2,623,712
521,200	NOK	Norsk Hydro, ASA~	3,202,973
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES			VALUE
16,900	ZAR	Sasol, Ltd.	$118,728
1,945	EUR	SOL S.p.A^	74,822
3,200	JPY	Sumitomo Bakelite Company, Ltd.µ	91,145
21,200		Vale, SA (ADR)	258,004
			7,717,633
		Real Estate (1.2%)
935,500	PHP	Ayala Land, Inc.	463,747
169,699	MXN	Corp. Inmobiliaria Vesta SAB de CV	601,003
104,680	INR	DLF, Ltd.	1,116,075
200,670	INR	Macrotech Developers, Ltd.*	2,953,341
11,500	JPY	Mirarth Holdings, Inc.µ	35,262
14,680	INR	Prestige Estates Projects, Ltd.	241,894
410	EUR	VGP, NV	44,607
			5,455,929
		Special Purpose Acquisition Company (0.0%)#
2,835		Intelsat Emergence, SA&#	102,769
		Utilities (0.8%)
45,801	EUR	Engie,SA#	795,259
25,088		NextEra Energy, Inc.µ	1,680,143
29,000	EUR	RWE, AGµ	1,010,231
			3,485,633
		TOTAL COMMON STOCKS (Cost $444,022,442)	356,397,340
PREFERRED STOCKS (0.1%)
		Communication Services (0.0%)
2,600		United States Cellular Corp.µ 5.500%, 06/01/70	45,890
2,500		United States Cellular Corp.µ 5.500%, 03/01/70	44,425
			90,315
		Consumer Discretionary (0.0%)
1,597		Guitar Center, Inc.&#	125,364
		Energy (0.1%)
6,520		NuStar Energy, LP‡ 11.234%, 05/30/24 3 mo. SOFR + 5.91%	166,325
1,600		NuStar Energy, LP‡ 12.357%, 05/30/24 3 mo. SOFR + 7.03%	40,912
8,335		NuStar Logistics, LP‡ 12.324%, 01/15/43 3 mo. SOFR + 7.00%	211,376
			418,613
		TOTAL PREFERRED STOCKS (Cost $688,098)	634,292
NUMBER OF SHARES		VALUE
WARRANTS (0.0%)#
	Energy (0.0%)
13,401	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	$2
12,061	Mcdermott International, Ltd. 06/30/27, Strike $12.33	1
	TOTAL WARRANTS (Cost $5,152)	3
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (0.3%)
	Other (0.3%)
914,000	United States Treasury Note 1.750%, 03/15/25	886,848
265,000	4.375%, 10/31/24	263,721
	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $1,152,076)	1,150,569
EXCHANGE-TRADED FUNDS (7.4%)
	Other (7.4%)
799,500	Invesco Senior Loan ETF	16,829,475
403,500	SPDR Blackstone Senior Loan ETF^	16,938,930
	TOTAL EXCHANGE-TRADED FUNDS (Cost $33,856,045)	33,768,405
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (1.3%)#
	Communication Services (0.1%)
705	Tencent Music Entertainment Group, Inc.
884,775	Call, 07/19/24, Strike $10.00	215,025
	Consumer Discretionary (0.3%)
67	Alibaba Group Holding, Ltd.
501,495	Call, 06/21/24, Strike $85.00	8,006
282	Dr Horton, Inc.
4,018,218	Call, 01/17/25, Strike $175.00	159,330
1,365	MakeMyTrip, Ltd.
9,037,665	Call, 11/15/24, Strike $70.00	1,173,900
		1,341,236
	Energy (0.0%)
42	Eog Resources, Inc.
554,946	Call, 01/17/25, Strike $141.00	39,900
	Financials (0.0%)
590	ICICI Bank, Ltd.
1,624,270	Call, 08/16/24, Strike $27.00	100,300
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Health Care (0.1%)
535		Boston Scientific Corp.
3,845,045		Call, 11/15/24, Strike $70.00	$411,950
160		Icon, PLC
4,766,080		Call, 11/15/24, Strike $360.00	135,200
			547,150
		Industrials (0.1%)
290	EUR	Schneider Electric, SE
1,325,300		Call, 12/20/24, Strike 220.00	467,946
240	CHF	Swatch Group, AG
25,128		Call, 09/20/24, Strike 200.00	20,691
			488,637
		Information Technology (0.1%)
212		Cadence Design Systems, Inc.
5,843,356		Call, 01/17/25, Strike $335.00	252,280
53
1,460,839		Call, 11/15/24, Strike $300.00	97,255
			349,535
		Other (0.6%)
745		Coupang, Inc.
1,676,250		Call, 08/16/24, Strike $21.00	230,950
820		Invesco QQQ Trust Series 1
34,816,380		Put, 06/28/24, Strike $440.00	1,653,940
815
34,604,085		Put, 12/20/24, Strike $344.78	394,867
88
3,736,392		Put, 09/30/24, Strike $420.00	139,744
690		SPDR S&P 500 ETF Trust
34,636,620		Put, 12/20/24, Strike $410.00	274,965
140	EUR	TotalEnergies, SE
1,034,872		Call, 06/21/24, Strike 60.00	139,062
			2,833,528
		TOTAL PURCHASED OPTIONS (Cost $7,970,893)	5,915,311
		TOTAL INVESTMENTS (140.8%) (Cost $745,748,132)	645,470,154
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-15.3%)			(70,000,000)
LIABILITIES, LESS OTHER ASSETS (-25.5%)			(117,121,636)
NET ASSETS (100.0%)			$458,348,518
WRITTEN OPTIONS (-0.1%)#
		Financials (0.0%)
442		Morgan Stanley
4,015,128		Call, 09/20/24, Strike $100.00	(102,102)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Health Care (-0.1%)
23	GBP	Astrazeneca, PLC
1,745,240		Call, 09/20/24, Strike 117.50	$(247,161)
		Other (0.0%)
88		Invesco QQQ Trust Series 1
3,736,392		Put, 09/30/24, Strike $380.00	(49,456)
		TOTAL WRITTEN OPTIONS (Premium $164,769)	$(398,719)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $30,583,062.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $242,957,941.

@  In default status and considered non-income producing.

^  Security, or portion of security, is on loan.

&  Illiquid security.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

§  Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

ABBREVIATION

ADR  A merican Depositary Receipt

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)

FOREIGN CURRENCY ABBREVIATIONS

AED UAE Dirham

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

CNY Chinese Yuan Renminbi

EUR European Monetary Unit

GBP British Pound Sterling

HKD Hong Kong Dollar

IDR Indonesian Rupiah

INR Indian Rupee

JPY Japanese Yen

KRW South Korean Won

MXN Mexican Peso

NOK Norwegian Krone

PHP Philippine Peso

SAR Saudi Riyal

SEK Swedish Krona

THB Thai Baht

TRY Turkish Lira

TWD New Taiwan Dollar

ZAR South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$443,277,574	68.7%
European Monetary Unit	49,773,895	7.7%
Indian Rupee	26,262,660	4.1%
Japanese Yen	23,092,151	3.6%
British Pound Sterling	22,753,031	3.5%
New Taiwan Dollar	18,582,898	2.9%
Hong Kong Dollar	16,095,759	2.5%
South Korean Won	13,735,810	2.1%
Canadian Dollar	12,662,962	2.0%
Chinese Yuan Renminbi	3,948,667	0.6%
Norwegian Krone	3,202,973	0.5%
Indonesian Rupiah	2,974,854	0.4%
Swiss Franc	2,196,876	0.3%
Mexican Peso	1,840,112	0.3%
Thai Baht	1,124,373	0.2%
Brazilian Real	1,084,926	0.2%
UAE Dirham	547,146	0.1%
Saudi Riyal	533,730	0.1%
Philippine Peso	463,747	0.1%
Swedish Krona	353,648	0.1%
Turkish Lira	247,421	—%
Australian Dollar	197,494	—%
South African Rand	118,728	—%
Total Investments Net of Written Options	$645,071,435	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Dynamic Income Fund Schedule of Investments April 30, 2024 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2024 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Securities	$—	$154,503	$—	$154,503
Corporate Bonds	—	66,196,275	—	66,196,275
Convertible Bonds	—	140,831,777	—	140,831,777
Bank Loans	—	32,974,869	—	32,974,869
Convertible Preferred Stocks	7,388,935	57,875	—	7,446,810
Common Stocks	215,434,181	140,963,159	—	356,397,340
Preferred Stocks	508,928	125,364	—	634,292
Warrants	—	3	—	3
U.S. Government and Agency Securities	—	1,150,569	—	1,150,569
Exchange-Traded Funds	33,768,405	—	—	33,768,405
Purchased Options	5,915,311	—	—	5,915,311
Total	$263,015,760	$382,454,394	$—	$645,470,154
Liabilities:
Written Options	$398,719	$—	$—	$398,719
Total	$398,719	$—	$—	$398,719

SECTOR WEIGHTINGS

Information Technology	20.5%
Consumer Discretionary	15.3
Industrials	12.5
Financials	10.0
Health Care	8.6
Communication Services	6.9
Energy	5.6
Other	5.4
Consumer Staples	4.6
Materials	3.0
Real Estate	1.4
Utilities	0.9
Airlines	0.4
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (12.9%)
	Airlines (0.2%)
39,910	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	$38,751
17,700	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	17,901
47,575	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	43,131
22,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.* 5.500%, 04/20/26	21,768
41,071	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	37,321
37,784	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	38,679
		197,551
	Communication Services (1.2%)
55,000	APi Group DE, Inc.* 4.750%, 10/15/29	50,108
57,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	2,012
27,000	6.500%, 05/01/27	964
36,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	32,852
25,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	24,529
20,000	9.000%, 09/15/28	20,588
65,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	56,452
200,000	CSC Holdings, LLC* 5.500%, 04/15/27	164,172
43,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.* 5.875%, 08/15/27	40,106
45,000	Frontier California, Inc. 6.750%, 05/15/27	42,886
11,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	11,210
85,000	Frontier Florida, LLC@ 6.860%, 02/01/28	80,983
65,000	Frontier North, Inc.@ 6.730%, 02/15/28	61,649
40,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.* 3.500%, 03/01/29	35,538
13,000	5.250%, 12/01/27	12,568
10,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	5,761
PRINCIPAL AMOUNT		VALUE
25,000	iHeartCommunications, Inc. 8.375%, 05/01/27	$13,325
15,000	5.250%, 08/15/27*^	11,023
37,759	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	6,258
35,000	Lumen Technologies, Inc. 7.600%, 09/15/39	10,712
20,000	4.000%, 02/15/27*	10,648
10,000	7.650%, 03/15/42	3,062
22,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	18,186
25,000	Nexstar Media, Inc.* 5.625%, 07/15/27	23,528
45,000	Paramount Global 4.900%, 08/15/44	31,548
14,000	Qwest Corp. 7.250%, 09/15/25	13,876
23,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29	17,020
11,000	5.375%, 01/15/31	6,514
40,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	31,624
65,000	Sirius XM Radio, Inc.* 5.500%, 07/01/29	60,615
43,000	4.000%, 07/15/28	38,337
20,000	3.125%, 09/01/26	18,675
11,000	3.875%, 09/01/31^	8,850
41,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	19,543
110,000	Sprint, LLC 7.125%, 06/15/24	110,152
45,000	Stagwell Global, LLC* 5.625%, 08/15/29	40,367
22,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	10,068
15,000	Time Warner Cable, LLC 7.300%, 07/01/38	14,569
54,000	United States Cellular Corp. 6.700%, 12/15/33	52,727
45,000	Univision Communications, Inc.* 8.000%, 08/15/28	45,106
20,000	Viasat, Inc.*^ 5.625%, 04/15/27	18,336
		1,277,047
	Consumer Discretionary (2.6%)
53,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	53,451
40,000	Adams Homes, Inc.* 9.250%, 10/15/28	41,352
35,000	Adient Global Holdings Company*^ 8.250%, 04/15/31	36,381
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
35,000	American Axle & Manufacturing, Inc.^ 5.000%, 10/01/29	$31,598
39,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 6.625%, 01/15/28	38,943
38,000	4.625%, 08/01/29	34,422
53,000	At Home Group, Inc.* 4.875%, 07/15/28	25,197
57,000	Bath & Body Works, Inc. 6.694%, 01/15/27	57,441
35,000	6.875%, 11/01/35	34,848
28,000	Caesars Entertainment, Inc.* 4.625%, 10/15/29^	24,984
21,000	8.125%, 07/01/27	21,327
22,000	Carnival Corp.* 4.000%, 08/01/28	20,100
21,000	7.625%, 03/01/26	21,142
3,000	7.000%, 08/15/29^	3,083
8,510	Carvana Company* 14.000%, 06/01/31	8,542
6,355	13.000%, 06/01/30	6,314
4,218	12.000%, 12/01/28	4,132
95,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.125%, 05/01/27	89,192
90,000	4.500%, 08/15/30	73,263
50,000	6.375%, 09/01/29	45,836
50,000	4.750%, 03/01/30	41,627
46,000	4.250%, 02/01/31	36,152
22,000	4.750%, 02/01/32	17,317
20,000	5.000%, 02/01/28	18,239
22,000	CDI Escrow Issuer, Inc.* 5.750%, 04/01/30	20,994
39,000	Cedar Fair, LP 5.250%, 07/15/29	36,455
23,000	Churchill Downs, Inc.* 6.750%, 05/01/31	22,846
40,000	Dana, Inc. 4.250%, 09/01/30	34,758
32,000	4.500%, 02/15/32	27,152
45,000	DISH DBS Corp. 5.125%, 06/01/29	18,183
30,000	7.375%, 07/01/28	13,466
30,000	5.250%, 12/01/26*	23,663
26,000	7.750%, 07/01/26	16,400
25,000	5.750%, 12/01/28*	16,968
46,000	DISH Network Corp.* 11.750%, 11/15/27	46,421
47,000	Everi Holdings, Inc.* 5.000%, 07/15/29	46,167
175,000	Ford Motor Company 6.100%, 08/19/32	171,715
200,000	Ford Motor Credit Company, LLC 2.900%, 02/16/28	178,092
16,000	Gap, Inc.* 3.875%, 10/01/31	13,089
PRINCIPAL AMOUNT		VALUE
20,000	General Motors Company 5.200%, 04/01/45	$17,135
75,000	goeasy, Ltd.* 9.250%, 12/01/28	79,388
41,000	7.625%, 07/01/29	41,067
20,000	Goodyear Tire & Rubber Company 5.625%, 04/30/33	17,601
20,000	5.250%, 07/15/31^	17,718
19,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	17,333
45,000	Guitar Center, Inc.*^& 8.500%, 01/15/26	39,793
11,597	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	11,718
45,000	Kohl's Corp. 5.550%, 07/17/45	30,906
45,000	LCM Investments Holdings II, LLC* 8.250%, 08/01/31	46,833
45,000	Liberty Interactive, LLC 8.250%, 02/01/30	24,999
43,000	Life Time, Inc.* 8.000%, 04/15/26	43,072
20,000	Light & Wonder International, Inc.* 7.500%, 09/01/31	20,410
15,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	15,729
28,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	27,787
30,000	M/I Homes, Inc. 3.950%, 02/15/30	26,054
53,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	44,669
35,000	4.300%, 02/15/43	27,686
55,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	50,306
25,000	Newell Brands, Inc. 5.700%, 04/01/26	24,663
23,000	Nordstrom, Inc. 4.250%, 08/01/31	19,854
20,000	6.950%, 03/15/28	19,874
20,000	5.000%, 01/15/44	15,197
67,000	Patrick Industries, Inc.* 4.750%, 05/01/29	60,965
50,000	PENN Entertainment, Inc.*^ 4.125%, 07/01/29	41,906
21,000	Phinia, Inc.* 6.750%, 04/15/29	21,090
60,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*^ 5.625%, 09/01/29	44,831
20,000	QVC, Inc. 5.450%, 08/15/34	13,139
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
20,000	Raising Cane's Restaurants, LLC* 9.375%, 05/01/29	$21,467
91,000	Rite Aid Corp.*@ 8.000%, 11/15/26	58,725
23,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30	23,696
6,000	6.250%, 03/15/32	5,916
63,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	54,495
65,000	Six Flags Entertainment Corp.* 7.250%, 05/15/31	64,923
50,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	44,799
36,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	33,975
40,000	Station Casinos, LLC* 4.500%, 02/15/28	37,130
45,000	STL Holding Company, LLC* 8.750%, 02/15/29	46,287
31,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	30,219
10,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	10,734
50,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	49,423
		2,814,764
	Consumer Staples (0.6%)
52,000	1375209 B.C., Ltd.*^ 9.000%, 01/30/28	51,110
67,000	Arrow Bidco, LLC* 10.750%, 06/15/25	69,114
40,000	B&G Foods, Inc.* 8.000%, 09/15/28	41,513
51,000	Central Garden & Pet Company* 4.125%, 04/30/31	44,264
53,000	Edgewell Personal Care Company* 4.125%, 04/01/29	48,065
59,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	52,186
10,000	6.500%, 12/31/27^	9,912
65,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30^	62,798
25,000	5.125%, 02/01/28^	24,309
15,000	5.750%, 04/01/33	14,363
33,000	New Albertsons, LP 7.750%, 06/15/26	33,987
43,000	Performance Food Group, Inc.* 4.250%, 08/01/29	38,558
35,000	Pilgrim's Pride Corp. 4.250%, 04/15/31	30,997
PRINCIPAL AMOUNT		VALUE
23,000	Post Holdings, Inc.* 6.250%, 02/15/32	$22,750
42,000	Prestige Brands, Inc.* 3.750%, 04/01/31	35,784
35,000	United Natural Foods, Inc.*^ 6.750%, 10/15/28	26,906
50,000	Vector Group, Ltd.* 5.750%, 02/01/29	45,499
		652,115
	Energy (1.7%)
24,000	Antero Resources Corp.* 5.375%, 03/01/30	22,837
45,000	Apache Corp. 5.100%, 09/01/40	37,476
25,000	Buckeye Partners, LP 5.850%, 11/15/43	20,932
23,000	Cheniere Energy, Inc. 4.625%, 10/15/28	22,007
32,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	32,036
58,000	Civitas Resources, Inc.* 8.750%, 07/01/31	61,724
23,000	Continental Resources, Inc. 2.875%, 04/01/32*	18,388
20,000	4.900%, 06/01/44	16,126
32,000	DT Midstream, Inc.* 4.125%, 06/15/29	29,009
39,000	Earthstone Energy Holdings, LLC* 8.000%, 04/15/27	40,131
15,000	9.875%, 07/15/31	16,599
25,000	Enbridge, Inc.‡ 7.375%, 01/15/83 5 year CMT + 3.71%	24,607
25,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	25,467
65,000	Energy Transfer, LP‡ 8.606%, 11/01/66 3 mo. USD Term SOFR + 3.28%	59,043
32,000	6.500%, 11/15/26 5 year CMT + 5.69%	31,084
60,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. USD LIBOR + 4.11%	59,254
50,000	4.850%, 07/15/26	48,749
31,000	Enlink Midstream, LLC* 6.500%, 09/01/30	31,399
70,000	EQM Midstream Partners, LP* 7.500%, 06/01/27	71,319
20,000	6.375%, 04/01/29	19,872
31,000	Genesis Energy, LP / Genesis Energy Finance Corp. 8.875%, 04/15/30	32,114
18,000	6.250%, 05/15/26	17,871
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
40,000	Gulfport Energy Corp. 8.000%, 05/17/26*	$40,602
13,792	8.000%, 05/17/26^	14,000
60,000	Hilcorp Energy I, LP / Hilcorp Finance Company* 6.000%, 04/15/30	57,653
32,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	31,630
45,000	Kodiak Gas Services, LLC* 7.250%, 02/15/29	45,535
44,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	43,416
31,000	Matador Resources Company* 6.500%, 04/15/32	30,747
25,000	Moss Creek Resources Holdings, Inc.* 10.500%, 05/15/27	25,598
25,000	7.500%, 01/15/26	24,973
35,000	Nabors Industries, Inc.* 7.375%, 05/15/27	34,715
15,000	9.125%, 01/31/30^	15,526
35,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	33,212
26,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	25,725
45,000	Oceaneering International, Inc. 6.000%, 02/01/28	43,375
45,000	Parkland Corp.* 5.875%, 07/15/27	44,017
23,000	Patterson-UTI Energy, Inc. 5.150%, 11/15/29	21,982
12,000	Permian Resources Operating LLC* 7.000%, 01/15/32	12,261
50,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. USD LIBOR + 4.11%	49,828
60,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	55,493
21,000	Southwestern Energy Company 4.750%, 02/01/32	18,936
58,500	Transocean, Inc.* 8.750%, 02/15/30	61,061
25,000	8.250%, 05/15/29	24,865
30,000	Venture Global Calcasieu Pass, LLC* 6.250%, 01/15/30	29,743
10,000	4.125%, 08/15/31	8,759
10,000	3.875%, 08/15/29	8,836
55,000	Venture Global LNG, Inc.* 8.375%, 06/01/31	56,487
35,000	8.125%, 06/01/28	35,828
20,000	9.875%, 02/01/32	21,344
20,000	9.500%, 02/01/29	21,514
25,000	Vital Energy, Inc. 7.750%, 07/31/29*^	25,185
23,000	7.875%, 04/15/32*	23,364
15,000	9.750%, 10/15/30	16,358
PRINCIPAL AMOUNT		VALUE
45,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	$42,949
50,000	Weatherford International, Ltd.* 8.625%, 04/30/30	51,944
		1,835,505
	Financials (2.0%)
65,000	Acrisure, LLC / Acrisure Finance, Inc.* 8.250%, 02/01/29	64,601
67,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	67,543
75,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27	73,702
50,000	7.000%, 01/15/31	50,306
49,000	Ally Financial, Inc. 4.700%, 05/15/26‡ ‡‡ 5 year CMT + 3.87%	41,629
20,000	8.000%, 11/01/31	21,675
20,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	15,500
86,000	AmWINS Group, Inc.* 4.875%, 06/30/29	78,294
33,000	Aviation Capital Group, LLC*^ 3.500%, 11/01/27	30,401
23,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	23,566
68,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	62,045
50,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC* 4.500%, 04/01/27	44,795
40,000	Credit Acceptance Corp. 6.625%, 03/15/26^	39,904
30,000	9.250%, 12/15/28*	31,837
45,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	46,825
58,000	Enact Holdings, Inc.* 6.500%, 08/15/25	57,975
50,000	GGAM Finance, Ltd.* 8.000%, 02/15/27	51,374
56,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	47,696
25,000	HAT Holdings I LLC / HAT Holdings II LLC* 8.000%, 06/15/27	25,673
66,000	HUB International, Ltd.* 5.625%, 12/01/29	60,898
23,000	7.375%, 01/31/32	22,905
31,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	26,122
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
100,000	ILFC E-Capital Trust II*‡ 7.395%, 12/21/65 3 mo. USD LIBOR + 1.80%	$79,896
90,000	Iron Mountain, Inc.* 5.250%, 03/15/28	86,231
88,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	86,559
47,000	4.750%, 06/15/29	42,036
40,000	LD Holdings Group, LLC* 6.125%, 04/01/28	30,366
45,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	17,606
20,000	4.625%, 09/15/27	11,795
30,000	LPL Holdings, Inc.* 4.000%, 03/15/29	27,239
40,000	Macquarie Airfinance Holdings, Ltd.* 8.125%, 03/30/29	41,928
70,000	MetLife, Inc. 6.400%, 12/15/66	69,827
60,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	56,478
50,000	Navient Corp. 5.000%, 03/15/27	47,226
20,000	4.875%, 03/15/28	18,103
30,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	25,617
20,000	Newmark Group, Inc.* 7.500%, 01/12/29	20,221
30,000	OneMain Finance Corp. 9.000%, 01/15/29	31,538
30,000	3.875%, 09/15/28	26,472
22,000	7.125%, 03/15/26^	22,215
73,000	PHH Mortgage Corp.* 7.875%, 03/15/26	70,205
50,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	46,073
40,000	6.500%, 04/01/32	39,252
20,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 3.875%, 03/01/31	17,038
20,000	3.625%, 03/01/29	17,665
10,000	2.875%, 10/15/26	9,201
55,000	StoneX Group, Inc.* 7.875%, 03/01/31	55,659
43,000	8.625%, 06/15/25	43,175
52,000	United Wholesale Mortgage, LLC* 5.500%, 04/15/29	48,407
20,000	5.750%, 06/15/27	19,221
25,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	20,118
22,000	10.500%, 02/15/28	22,853
PRINCIPAL AMOUNT		VALUE
47,000	XHR, LP* 6.375%, 08/15/25	$46,981
		2,182,467
	Health Care (1.2%)
95,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28^	74,417
16,000	14.000%, 10/15/30	10,338
16,000	6.125%, 02/01/27^	11,748
88,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30	62,325
30,000	8.000%, 03/15/26	29,899
25,000	10.875%, 01/15/32	25,642
25,000	6.875%, 04/15/29	18,566
5,000	5.250%, 05/15/30	4,099
52,000	DaVita, Inc.* 3.750%, 02/15/31	42,862
49,000	4.625%, 06/01/30	43,046
33,000	Embecta Corp.* 5.000%, 02/15/30^	25,462
11,000	6.750%, 02/15/30	9,461
20,000	Encompass Health Corp. 4.750%, 02/01/30	18,380
20,000	4.500%, 02/01/28	18,814
52,000	HCA, Inc. 7.500%, 11/06/33	56,726
200,000	Jazz Securities DAC* 4.375%, 01/15/29	183,236
55,000	Medline Borrower, LP* 3.875%, 04/01/29	49,264
53,000	5.250%, 10/01/29	49,388
200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	173,104
62,000	Team Health Holdings, Inc.* 6.375%, 02/01/25	57,738
120,000	Tenet Healthcare Corp. 6.250%, 02/01/27	119,747
70,000	6.875%, 11/15/31	72,461
190,000	Teva Pharmaceutical Finance Netherlands III, BV 3.150%, 10/01/26	176,121
		1,332,844
	Industrials (1.9%)
45,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	45,405
50,000	ACCO Brands Corp.* 4.250%, 03/15/29	43,637
50,000	Air Lease Corp.‡ 4.125%, 12/15/26 5 year CMT + 3.15%	43,301
75,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	71,712
30,000	5.875%, 02/15/28	29,426
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
30,000	Allegiant Travel Company*^ 7.250%, 08/15/27	$29,060
25,000	Arcosa, Inc.* 4.375%, 04/15/29	22,887
200,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	55,824
34,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	30,431
20,000	Boeing Company* 6.388%, 05/01/31	20,146
25,000	Bombardier, Inc.* 8.750%, 11/15/30	26,616
20,000	7.875%, 04/15/27	19,938
13,000	7.250%, 07/01/31	13,051
44,000	BWX Technologies, Inc.* 4.125%, 04/15/29	40,135
48,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	45,252
11,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.750%, 10/20/28	10,668
58,000	Deluxe Corp.* 8.000%, 06/01/29	52,688
43,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	43,365
68,000	Emerald Debt Merger Sub, LLC* 6.625%, 12/15/30	67,591
25,000	EnerSys* 4.375%, 12/15/27	23,439
20,000	6.625%, 01/15/32	19,946
15,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	15,295
25,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	22,630
30,000	Graphic Packaging International, LLC* 4.750%, 07/15/27	28,782
20,000	3.500%, 03/01/29	17,720
51,000	Great Lakes Dredge & Dock Corp.*^ 5.250%, 06/01/29	43,080
101,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	89,488
59,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	55,462
65,000	Herc Holdings, Inc.* 5.500%, 07/15/27	63,218
50,000	IEA Energy Services, LLC* 6.625%, 08/15/29	47,727
34,000	JELD-WEN, Inc.* 4.625%, 12/15/25	33,200
25,000	4.875%, 12/15/27	23,768
70,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	65,218
PRINCIPAL AMOUNT		VALUE
45,000	Knife River Holding Company* 7.750%, 05/01/31	$46,835
11,000	MasTec, Inc.*^ 4.500%, 08/15/28	10,287
6,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	5,963
33,000	Moog, Inc.* 4.250%, 12/15/27	30,880
55,000	Newfold Digital Holdings Group, Inc.* 6.000%, 02/15/29	41,333
52,000	Novelis Corp.* 4.750%, 01/30/30	47,489
15,000	OI European Group, BV* 4.750%, 02/15/30	13,732
50,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC* 4.000%, 10/15/27	46,512
35,000	Sealed Air Corp.* 6.125%, 02/01/28	34,612
11,000	5.000%, 04/15/29	10,358
10,000	Sealed Air Corp./Sealed Air Corp. U.S.*^ 7.250%, 02/15/31	10,201
40,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	33,890
33,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30	22,731
20,000	5.500%, 03/01/30^	13,872
50,000	Standard Industries, Inc.* 5.000%, 02/15/27	48,255
35,000	Stericycle, Inc.* 3.875%, 01/15/29	31,294
45,000	TransDigm, Inc.* 6.875%, 12/15/30	45,342
35,000	6.750%, 08/15/28	35,167
29,000	6.625%, 03/01/32	28,998
15,000	7.125%, 12/01/31	15,307
25,000	Tronox, Inc.* 4.625%, 03/15/29	22,386
17,249	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	15,933
44,000	Vertiv Group Corp.* 4.125%, 11/15/28	40,775
46,000	Wabash National Corp.* 4.500%, 10/15/28	41,405
35,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	34,287
27,000	Williams Scotsman, Inc.* 4.625%, 08/15/28	24,975
20,000	7.375%, 10/01/31	20,446
		2,033,371
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.7%)
11,000	Booz Allen Hamilton, Inc.*^ 4.000%, 07/01/29	$10,092
80,000	Clarivate Science Holdings Corp.* 3.875%, 07/01/28	72,942
39,000	Clear Channel Worldwide Holdings, Inc.* 5.125%, 08/15/27	36,195
23,000	Coherent Corp.* 5.000%, 12/15/29	21,243
40,000	CommScope, Inc.*^ 4.750%, 09/01/29	27,970
21,000	Dell International, LLC / EMC Corp. 6.020%, 06/15/26	21,129
22,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	20,050
26,000	Fair Isaac Corp.* 4.000%, 06/15/28	23,984
50,000	KBR, Inc.* 4.750%, 09/30/28	46,716
50,000	MPH Acquisition Holdings, LLC* 5.750%, 11/01/28^	36,823
20,000	5.500%, 09/01/28	16,339
20,000	NCL Corp., Ltd.* 8.125%, 01/15/29	20,849
22,000	NCR Voyix Corp.* 5.125%, 04/15/29	20,235
34,000	ON Semiconductor Corp.* 3.875%, 09/01/28	30,863
39,000	Open Text Corp.* 3.875%, 02/15/28	35,628
20,000	6.900%, 12/01/27	20,460
16,000	3.875%, 12/01/29	14,029
16,000	Open Text Holdings, Inc.*^ 4.125%, 12/01/31	13,737
37,000	Playtika Holding Corp.* 4.250%, 03/15/29	31,871
60,000	TTM Technologies, Inc.* 4.000%, 03/01/29	53,758
30,000	Twilio, Inc. 3.625%, 03/15/29	26,648
11,000	3.875%, 03/15/31	9,539
17,000	UKG, Inc.* 6.875%, 02/01/31	17,040
55,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	46,549
50,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	44,216
		718,905
	Materials (0.5%)
25,000	ArcelorMittal, SA^ 7.000%, 10/15/39	26,466
PRINCIPAL AMOUNT		VALUE
27,000	ATI, Inc. 5.875%, 12/01/27	$26,523
12,000	Carpenter Technology Corp. 7.625%, 03/15/30	12,260
45,000	Chemours Company* 4.625%, 11/15/29	38,598
65,000	Clearwater Paper Corp.* 4.750%, 08/15/28	59,114
34,000	Cleveland-Cliffs, Inc.* 6.750%, 04/15/30	33,222
22,000	Commercial Metals Company 4.125%, 01/15/30	19,763
11,000	4.375%, 03/15/32	9,703
23,000	HB Fuller Company 4.250%, 10/15/28	21,253
40,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	40,395
40,000	Kaiser Aluminum Corp.* 4.625%, 03/01/28	37,299
10,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	9,327
48,000	Mercer International, Inc. 5.125%, 02/01/29^	41,979
20,000	12.875%, 10/01/28*	21,855
35,000	Owens-Brockway Glass Container, Inc.*^ 7.250%, 05/15/31	35,099
25,000	6.625%, 05/13/27	25,008
56,000	Silgan Holdings, Inc. 4.125%, 02/01/28	52,286
21,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	5,437
		515,587
	Other (0.0%)
25,000	Gen Digital, Inc.* 6.750%, 09/30/27	25,107
15,000	7.125%, 09/30/30^	15,180
		40,287
	Real Estate (0.1%)
34,000	EPR Properties 3.750%, 08/15/29	29,582
38,000	Forestar Group, Inc.* 5.000%, 03/01/28	36,129
21,000	3.850%, 05/15/26	19,964
50,000	MIWD Holdco II, LLC / MIWD Finance Corp.* 5.500%, 02/01/30	45,295
20,000	Service Properties Trust 5.250%, 02/15/26	19,251
		150,221
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT			VALUE
		Special Purpose Acquisition Companies (0.1%)
45,000		Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.* 6.750%, 01/15/30	$39,232
23,000		4.625%, 01/15/29	20,823
50,000		W.R. Grace Holding, LLC* 7.375%, 03/01/31	50,753
			110,808
		Utilities (0.1%)
16,000		PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. USD LIBOR + 2.67%	15,878
20,000		Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	19,696
10,000		8.000%, 10/15/26 5 year CMT + 6.93%	10,114
			45,688
		TOTAL CORPORATE BONDS (Cost $13,628,112)	13,907,160
CONVERTIBLE BONDS (29.3%)
		Communication Services (2.0%)
44,000		Cable One, Inc.µ 0.000%, 03/15/26	38,054
580,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	604,088
1,484,000		Sea, Ltd. 2.375%, 12/01/25	1,561,420
			2,203,562
		Consumer Discretionary (6.1%)
1,660,000	EUR	Accor, SA 0.700%, 12/07/27	905,086
90,000,000	JPY	Daiwa House Ind Company, Ltd. 0.000%, 03/30/29	571,357
63,000		DISH Network Corp.µ 0.000%, 12/15/25	46,242
3,160,000		Ford Motor Company 0.000%, 03/15/26	3,154,533
730,000		IMAX Corp. 0.500%, 04/01/26	682,572
685,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	637,290
500,000	GBP	WH Smith, PLC 1.625%, 05/07/26	571,476
			6,568,556
		Consumer Staples (2.2%)
700,000	EUR	Fomento Economico Mexicano SAB de CV 2.625%, 02/24/26	745,980
PRINCIPAL AMOUNT			VALUE
955,000		Post Holdings, Inc. 2.500%, 08/15/27	$1,070,650
915,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	609,205
			2,425,835
		Energy (1.8%)
1,500,000	EUR	Eni S.p.A 2.950%, 09/14/30	1,662,848
400,000		Nabors Industries, Inc.µ 1.750%, 06/15/29	293,616
			1,956,464
		Financials (0.8%)
820,000		Global Payments, Inc.*^ 1.500%, 03/01/31	817,925
		Health Care (0.4%)
425,000		iRhythm Technologies, Inc.* 1.500%, 09/01/29	431,145
		Industrials (7.2%)
1,000,000	EUR	Prysmian S.p.A 0.000%, 02/02/26	1,383,199
1,000,000	EUR	Rheinmetall, AG 1.875%, 02/07/28	1,827,613
1,100,000	EUR	SPIE, SA 2.000%, 01/17/28	1,361,044
798,000		Tetra Tech, Inc.*^ 2.250%, 08/15/28	906,520
1,990,000		Uber Technologies, Inc.*~ 0.875%, 12/01/28	2,248,401
			7,726,777
		Information Technology (6.1%)
835,000		Block, Inc. 0.125%, 03/01/25	826,984
700,000	EUR	GlobalWafers GmbH 1.500%, 01/23/29	719,669
200,000		Hon Hai Precision Industry Company, Ltd. 0.000%, 08/05/26	196,120
7,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	931,278
370,000		NCL Corp., Ltd. 5.375%, 08/01/25	454,930
1,049,000		Parsons Corp.* 2.625%, 03/01/29	1,100,149
100,000,000	JPY	Rohm Company, Ltd. 0.000%, 12/05/24	632,400
965,000		Spotify USA, Inc.µ 0.000%, 03/15/26	899,255
850,000		Super Micro Computer, Inc.* 0.000%, 03/01/29	869,312
			6,630,097
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)

PRINCIPAL AMOUNT			VALUE
		Materials (1.9%)
1,000,000		Glencore Funding, LLC 0.000%, 03/27/25	$1,076,940
600,000		LG Chem, Ltd. 1.250%, 07/18/28	569,916
476,000		Lithium Americas Corp. 1.750%, 01/15/27	362,621
			2,009,477
		Other (0.0%)
20,000		Multiplan Corp.*µ 6.000%, 10/15/27	14,248
		Real Estate (0.8%)
800,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	903,091
		TOTAL CONVERTIBLE BONDS (Cost $33,812,906)	31,687,177
BANK LOANS (7.0%)¡
		Airlines (0.4%)
300,000		Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	302,437
29,250		Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	30,067
140,000		United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	140,766
			473,270
		Communication Services (0.7%)
250,000		APi Group DE, Inc. ‡ 7.930%, 01/03/29 1 mo. SOFR + 2.50%	251,229
1,614		Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	1,618
43,000		Entercom Media Corp.‡ 8.145%, 11/18/24 3 mo. SOFR + 0.00%	23,306
248,128		Go Daddy Operating Company, LLC‡ 7.316%, 11/09/29 1 mo. SOFR + 2.00%	248,520
250,000		Virgin Media Bristol, LLC‡ 7.936%, 01/31/28 1 mo. SOFR + 2.50%	245,719
			770,392
		Consumer Discretionary (1.9%)
250,000		Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	251,406
PRINCIPAL AMOUNT		VALUE
267,448	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	$269,161
249,375	Flutter Financing, BV‡ 7.559%, 11/25/30 3 mo. SOFR + 2.25%	250,132
250,000	Installed Building Products, Inc.‡ 7.316%, 03/28/31 1 mo. SOFR + 2.00%	251,211
248,737	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	249,601
248,082	Murphy USA, Inc.‡ 7.192%, 01/31/28 1 mo. SOFR + 1.75%	249,229
248,106	PENN Entertainment, Inc.‡ 8.166%, 05/03/29 1 mo. SOFR + 2.75%	248,739
160,000	Station Casinos, LLC! 0.000%, 03/14/31	160,207
140,000	Station Casinos, LLC‡ 7.566%, 03/14/31 1 mo. SOFR + 2.25%	140,181
		2,069,867
	Consumer Staples (0.3%)
99,375	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	99,593
247,877	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	249,621
		349,214
	Energy (0.1%)
60,000	Par Petroleum, LLC! 0.000%, 02/28/30	60,281
	Financials (0.1%)
45,000	Advisor Group, Inc.! 0.000%, 08/17/28	45,327
9,975	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	10,048
		55,375
	Health Care (1.5%)
177,495	Avantor Funding, Inc.‡ 7.416%, 11/08/27 1 mo. SOFR + 2.00%	178,340
247,923	Elanco Animal Health, Inc.‡ 7.177%, 08/01/27 1 mo. SOFR + 1.75%	247,789
545,946	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	548,861
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
250,000	Organon & Company‡ 8.433%, 06/02/28 1 mo. SOFR + 3.00%	$251,680
248,737	Perrigo Investments, LLC‡ 7.666%, 04/20/29 1 mo. SOFR + 2.25%	248,816
136,023	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	136,749
		1,612,235
	Industrials (0.9%)
248,103	Beacon Roofing Supply, Inc.‡ 7.316%, 05/19/28 1 mo. SOFR + 2.00%	249,188
248,750	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	250,149
248,103	JELD-WEN, Inc.‡ 7.430%, 07/28/28 1 mo. SOFR + 2.00%	249,064
5,000	MI Windows & Doors, LLC‡ 8.816%, 03/21/31 1 mo. SOFR + 3.50%	5,029
248,747	TransDigm, Inc.‡ 8.059%, 08/24/28 3 mo. SOFR + 2.75%	250,273
		1,003,703
	Information Technology (0.8%)
45,730	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	46,067
237,240	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	238,648
230,594	Open Text Corp.‡ 8.166%, 01/31/30 1 mo. SOFR + 2.75%	231,525
147,488	SS&C Technologies, Inc.‡ 7.666%, 03/22/29 1 mo. SOFR + 2.25%	147,974
62,326	SS&C Technologies, Inc.‡ 7.666%, 03/22/29 1 mo. SOFR + 2.25%	62,531
158,800	TTM Technologies, Inc.‡ 8.077%, 05/30/30 1 mo. SOFR + 2.75%	159,098
		885,843
	Materials (0.3%)
262,792	Axalta Coating Systems U.S. Holdings, Inc.‡ 7.330%, 12/20/29 3 mo. SOFR + 2.00%	263,845
PRINCIPAL AMOUNT			VALUE
29,850		Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	$29,878
			293,723
		TOTAL BANK LOANS (Cost $7,569,431)	7,573,903
NUMBER OF SHARES			VALUE
WARRANTS (0.0%)#
		Energy (0.0%)
2,607		Mcdermott International, Ltd.& 06/30/27, Strike $15.98	—
2,347		Mcdermott International, Ltd. 06/30/27, Strike $12.33	—
		TOTAL WARRANTS (Cost $1,002)	—
COMMON STOCKS (80.7%)
		Communication Services (6.2%)
10,600		Alphabet, Inc. - Class A#	1,725,468
925		Altice USA, Inc. - Class A^#	1,785
1,050		Baidu, Inc. (ADR)µ#	108,570
310		Cumulus Media, Inc. - Class Aµ#	815
1,895	SEK	Hemnet Group, AB	49,249
1,250		Meta Platforms, Inc. - Class Aµ	537,713
1,110		Netflix, Inc.µ#	611,210
288	EUR	Scout24, SE*	21,156
3,335		Spotify Technology, SAµ#	935,267
27,000	HKD	Tencent Holdings, Ltd.	1,184,846
15,060		Tencent Holdings, Ltd. (ADR)^	658,875
22,390	GBP	Trustpilot Group, PLC*#	52,871
7,610		Walt Disney Companyµ~	845,471
			6,733,296
		Consumer Discretionary (12.5%)
97,200		ADT, Inc.µ	631,800
37,500	HKD	Alibaba Group Holding, Ltd.	351,115
1,745		Alibaba Group Holding, Ltd. (ADR)	130,613
50,750	MXN	Alsea, SAB de CV#	212,412
9,750		Amazon.com, Inc.^µ#	1,706,250
5,535	INR	Amber Enterprises India, Ltd.#	255,952
83,000	AED	Americana Restaurants International, PLC#	75,251
9,604		Aptiv, PLCµ#	681,884
975	BRL	Arezzo Industria e Comercio, SA	9,749
565	CNY	Beijing Roborock Technology Company, Ltd. - Class A	33,009
3,400	CNY	BYD Company, Ltd. - Class A	102,075
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES			VALUE
5,700	CNY	China Tourism Group Duty Free Corp., Ltd. - Class A	$58,482
310		Chipotle Mexican Grill, Inc.µ#	979,476
4,300	INR	Dixon Technologies India, Ltd.	428,698
1,050	EUR	Ferrari, NVµ	431,838
44,600	CNY	Hisense Home Appliances Group Company, Ltd. - Class A	237,363
790	KRW	Hotel Shilla Company, Ltd.	33,842
28,821	INR	Indian Hotels Company, Ltd.	198,861
45,700	HKD	JD.com, Inc. - Class A	658,463
48,000	HKD	Jiumaojiu International Holdings, Ltd.*	30,147
90,020	INR	Kalyan Jewellers India, Ltd.	445,407
2,340	KRW	Kia Corp.	198,251
33,500	HKD	Li Ning Company, Ltd.	87,699
280	EUR	LVMH Moet Hennessy Louis Vuitton, SE	230,002
8,310	INR	Mahindra & Mahindra, Ltd.	214,700
28,910		MakeMyTrip, Ltd.^#	1,914,131
4,780	HKD	Meituan - Class B*#	65,269
745		MercadoLibre, Inc.µ#	1,086,731
11,570		NIO, Inc. (ADR)#	54,610
4,871	EUR	Prosus, NV	162,983
64,000	HKD	Sands China, Ltd.#	150,953
17,220	INR	Tata Motors, Ltd.	207,678
38,700	JPY	Toyota Motor Corp.	882,692
3,250	HKD	Yum China Holdings, Inc.µ	121,665
23,000	HKD	Zhongsheng Group Holdings, Ltd.	41,947
154,520	INR	Zomato, Ltd.#	357,359
			13,469,357
		Consumer Staples (4.0%)
1,345	SEK	AAK, AB	34,595
5,590	TRY	BIM Birlesik Magazalar, A/S	66,783
20,850	GBP	British American Tobacco, PLC	612,078
1,500		Constellation Brands, Inc. - Class Aµ	380,190
1,360		Costco Wholesale Corp.µ	983,144
18,660	MXN	Grupo Comercial Chedraui, SA de CV	137,400
700	CNY	Kweichow Moutai Company, Ltd. - Class A	164,117
44		Mallinckrodt, PLC#	2,332
5,900	CHF	Nestle, SA	592,361
20,332	BRL	Raia Drogasil, SA	100,160
54,000	JPY	Seven & i Holdings Company, Ltd.^	697,745
26,000	HKD	Smoore International Holdings, Ltd.*	22,644
600	JPY	Toyo Suisan Kaisha, Ltd.	37,521
3,820	INR	Varun Beverages, Ltd.	67,646
7,090		Walmart, Inc.µ	420,792
1,100	JPY	Yamazaki Baking Company, Ltd.^	26,624
			4,346,132
NUMBER OF SHARES			VALUE
		Energy (4.2%)
11,650	GBP	BP, PLC	$75,092
22,500	CAD	Canadian Natural Resources, Ltd.^	1,705,008
6,815	CAD	CES Energy Solutions Corp.	28,069
61		Chesapeake Energy Corp.µ	5,483
8,810		Chevron Corp.	1,420,789
3,045		Energy Transfer, LP	47,898
1,815		Enterprise Products Partners, LP	50,965
341		EP Energy Corp.&#	810
1		Gulfport Energy Corp.#	159
11,400		Helmerich & Payne, Inc.^µ	448,362
46,000	THB	PTT Exploration & Production, PCL	193,446
9,900	INR	Reliance Industries, Ltd.	347,295
13,450	EUR	Saipem S.p.A^#	30,864
8,065		TechnipFMC, PLCµ	206,625
			4,560,865
		Financials (10.5%)
17,720	INR	360 ONE WAM, Ltd.	165,638
116,000	HKD	AIA Group, Ltd.	849,625
3,000		Aon, PLC - Class Aµ	846,030
49,400	BRL	B3, SA - Brasil Bolsa Balcao	102,651
1,899,285	IDR	Bank Mandiri Persero, Tbk PT	802,784
53,325		Bank of America Corp.µ~	1,973,558
2,480		Chubb, Ltd.µ	616,627
8,800	JPY	Concordia Financial Group, Ltd.	47,416
29,304	AED	First Abu Dhabi Bank, PJSC	99,627
39,340	INR	HDFC Bank, Ltd.	712,252
1,510	AUD	HUB24, Ltd.	38,797
35,025		Itau Unibanco Holding, SA (ADR)	211,901
3,425		JPMorgan Chase & Companyµ	656,710
42,800	THB	Kasikornbank PCL	150,241
2,100	KRW	KB Financial Group, Inc.	113,897
1,170,000	GBP	Lloyds Banking Group, PLC	755,098
6,529	KRW	Meritz Financial Group, Inc.	373,311
11,725		Morgan Stanleyµ	1,065,099
33,670		NU Holdings, Ltd. - Class A#	365,656
48,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	219,806
2,206		Visa, Inc. - Class Aµ	592,554
10,945		Wells Fargo & Company	649,257
			11,408,535
		Health Care (9.6%)
2,230	INR	Apollo Hospitals Enterprise, Ltd.	158,892
6,125	GBP	AstraZeneca, PLC	926,399
3,900		Danaher Corp.µ	961,818
1,250	KRW	Dentium Company, Ltd.	116,623
3,900		Eli Lilly & Companyµ	3,046,290
6,000	EUR	Gerresheimer, AG	646,182
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES			VALUE
1,310		Humana, Inc.µ	$395,738
4,510	BRL	Hypera, SA	25,639
800	JPY	Jeol, Ltd.	31,696
1,215		McKesson Corp.µ	652,710
26,100		Novo Nordisk, A/S (ADR)	3,348,891
182	CHF	Ypsomed Holding, AG^	64,872
			10,375,750
		Industrials (8.2%)
6,500	INR	Adani Ports & Special Economic Zone, Ltd.	102,818
6,105	GBP	Ashtead Technology Holdings, PLC	62,163
7,450	CAD	Canadian Pacific Kansas City, Ltd.	584,462
2,340	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	65,447
615	EUR	DO & CO, AG	94,380
450	JPY	Ebara Corp.	37,095
1,105	KRW	Hanwha Aerospace Company, Ltd.	167,846
2,367	KRW	HD Hyundai Electric Company, Ltd.	417,573
23,420	INR	Hindustan Aeronautics, Ltd.	1,105,690
10,800	JPY	Hitachi, Ltd.	996,415
1,200	JPY	Japan Elevator Service Holdings Company, Ltd.	18,649
3,600	INR	KEI Industries, Ltd.	172,056
835	EUR	KION Group, AG	38,483
1,100	JPY	Kyudenko Corp.	45,654
2,180	EUR	Leonardo S.p.A^	50,101
94,900	GBP	Melrose Industries, PLC	745,566
5,510	SEK	Munters Group, AB*	109,855
8,700	CNY	Ningbo Orient Wires & Cables Company, Ltd. - Class A#	52,888
440		nVent Electric, PLCµ	31,711
259,500	GBP	Rolls-Royce Holdings, PLC#	1,330,722
44,100	CNY	Sany Heavy Industry Company, Ltd. - Class A	99,091
14,700	CNY	Shanghai International Airport Company, Ltd. - Class A#	76,249
780	KRW	SK Square Company, Ltd.#	42,855
800	JPY	Sojitz Corp.	20,598
413	CAD	Stantec, Inc.	32,883
15,710	INR	Titagarh Rail System, Ltd.	198,610
1,300		Veralto Corp.	121,784
11,150		Vertiv Holdings Company - Class Aµ	1,036,950
4,250		Waste Management, Inc.	884,085
49,700	CNY	Weichai Power Company, Ltd. - Class A	119,230
			8,861,909
		Information Technology (22.4%)
3,100	JPY	Advantest Corp.^	97,032
11,495		Apple, Inc.^	1,957,943
9,000	TWD	Asia Vital Components Company, Ltd.	177,532
NUMBER OF SHARES			VALUE
1,000	TWD	ASMedia Technology, Inc.	$59,130
2,290		ASML Holding, NV (ADR)µ	1,997,956
1,900	HKD	ASMPT, Ltd.	23,613
147	EUR	BE Semiconductor Industries, NV	19,503
310	CAD	Descartes Systems Group, Inc.^#	28,756
200	JPY	Horiba, Ltd.	19,404
4,100	CNY	Iflytek Company, Ltd. - Class A	25,345
2,400		International Business Machines Corp.µ	398,880
2,500	JPY	Keyence Corp.	1,099,424
73,000	HKD	Kingdee International Software Group Company, Ltd.#	77,017
21,155	INR	KPIT Technologies, Ltd.	375,530
630	EUR	Lectra	21,463
5,000	TWD	MediaTek, Inc.	150,756
400	JPY	Micronics Japan Company, Ltd.	16,477
8,780		Microsoft Corp.^	3,418,317
510	EUR	Nemetschek, SE	45,068
7,080		NVIDIA Corp.µ	6,117,262
5,480	KRW	Samsung Electronics Company, Ltd.	304,615
460		ServiceNow, Inc.µ#	318,932
4,950	CAD	Shopify, Inc. - Class A#	347,523
4,000	TWD	Silergy Corp.	53,124
15,225	KRW	SK Hynix, Inc.	1,878,850
10,600	HKD	Sunny Optical Technology Group Company, Ltd.	51,280
183,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,381,707
8,300	BRL	TOTVS, SA	44,021
1,000	JPY	Towa Corp.^	57,591
15,520		Unity Software, Inc.µ#	376,670
24,000	CNY	Venustech Group, Inc. - Class A	64,911
78,600	HKD	Xiaomi Corp. - Class B*#	171,342
500	JPY	Zuken, Inc.	13,065
			24,190,039
		Materials (1.1%)
865	JPY	Artience Company, Ltd.	16,031
38,990		Cemex, SAB de CV (ADR)#	308,411
55,150	AED	Fertiglobe, PLC	41,798
1,505		Linde, PLC	663,645
5,575	ZAR	Sasol, Ltd.	39,166
1,065	EUR	SOL S.p.A^	40,969
1,800	JPY	Sumitomo Bakelite Company, Ltd.	51,269
5,250		Vale, SA (ADR)	63,892
			1,225,181
		Real Estate (1.6%)
179,500	PHP	Ayala Land, Inc.	88,982
48,270	MXN	Corp. Inmobiliaria Vesta SAB de CV	170,952
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES			VALUE
27,090	INR	DLF, Ltd.	$288,828
69,525	INR	Macrotech Developers, Ltd.*	1,023,227
6,300	JPY	Mirarth Holdings, Inc.	19,317
4,465	INR	Prestige Estates Projects, Ltd.	73,573
225	EUR	VGP, NV	24,480
			1,689,359
		Special Purpose Acquisition Company (0.0%)
518		Intelsat Emergence, SA&#	18,777
		Utilities (0.4%)
6,836		NextEra Energy, Inc.µ	457,807
		TOTAL COMMON STOCKS (Cost $94,986,915)	87,337,007
PREFERRED STOCKS (0.1%)
		Communication Services (0.0%)
530		United States Cellular Corp.µ 5.500%, 06/01/70	9,354
505		United States Cellular Corp.µ 5.500%, 03/01/70	8,974
			18,328
		Consumer Discretionary (0.0%)
305		Guitar Center, Inc.&#	23,943
		Energy (0.1%)
1,325		NuStar Energy, LP‡ 11.234%, 05/30/24 3 mo. USD LIBOR + 5.64%	33,801
325		NuStar Energy, LP‡ 12.357%, 05/30/24 3 mo. USD LIBOR + 6.77%	8,310
2,270		NuStar Logistics, LP‡ 12.324%, 01/15/43 3 mo. USD Term SOFR + 7.00%	57,567
			99,678
		TOTAL PREFERRED STOCKS (Cost $147,689)	141,949
EXCHANGE-TRADED FUNDS (7.7%)
		Other (7.7%)
189,615		Invesco Senior Loan ETF^	3,991,396
6,150		iShares MSCI Saudi Arabia ETF^	264,573
95,750		SPDR Blackstone Senior Loan ETF^	4,019,585
		TOTAL EXCHANGE-TRADED FUNDS (Cost $8,390,379)	8,275,554
NUMBER OF SHARES			VALUE
CONVERTIBLE PREFERRED STOCKS (1.7%)
		Energy (0.0%)
1		Gulfport Energy Corp.&# 10.000%, 05/31/24 15.000% PIK rate	$11,575
		Financials (1.3%)
23,500		Apollo Global Management, Inc. 6.750%, 07/31/26	1,433,030
		Utilities (0.4%)
8,700		NextEra Energy, Inc.^ 6.926%, 09/01/25	354,525
		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,837,330)	1,799,130
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
PURCHASED OPTIONS (1.3%)#
		Communication Services (0.1%)
190		Tencent Music Entertainment Group, Inc.
238,450		Call, 07/19/24, Strike $10.00	57,950
		Consumer Discretionary (0.3%)
71		Dr Horton, Inc.
1,011,679		Call, 01/17/25, Strike $175.00	40,115
355		MakeMyTrip, Ltd.
2,350,455		Call, 11/15/24, Strike $70.00	305,300
			345,415
		Financials (0.0%)
159		ICICI Bank, Ltd.
437,727		Call, 08/16/24, Strike $27.00	27,030
		Health Care (0.1%)
135		Boston Scientific Corp.
970,245		Call, 11/15/24, Strike $70.00	103,950
40		Icon, PLC
1,191,520		Call, 11/15/24, Strike $360.00	33,800
			137,750
		Industrials (0.1%)
75	EUR	Schneider Electric, SE
342,750		Call, 12/20/24, Strike 220.00	121,021
		Information Technology (0.1%)
56	1,543,528	Cadence Design Systems, Inc. Call, 01/17/25, Strike $335.00	66,640
14	385,882	Call, 11/15/24, Strike $300.00	25,690
			92,330
See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE
		Other (0.6%)
200		Coupang, Inc.
450,000		Call, 08/16/24, Strike $21.00	$62,000
		Invesco QQQ Trust Series 1
206
8,746,554		Put, 06/28/24, Strike $440.00	415,502
190
8,067,210		Put, 12/20/24, Strike $344.78	92,055
160		SPDR S&P 500 ETF Trust
8,031,680		Put, 12/20/24, Strike $410.00	63,760
			633,317
		TOTAL PURCHASED OPTIONS (Cost $1,905,357)	1,414,813
		TOTAL INVESTMENTS (140.7%) (Cost $162,279,121)	152,136,693
MANDATORY REDEEMABLE PREFERRED SHARES, AT LIQUIDATION VALUE (-15.7%)			(17,000,000)
LIABILITIES, LESS OTHER ASSETS (-25.0%)			(26,971,924)
NET ASSETS (100.0%)			$108,164,769
WRITTEN OPTIONS (-0.1%)#
		Financials (0.0%)
117		Morgan Stanley
1,062,828		Call, 09/20/24, Strike $100.00	$(27,027)
		Health Care (-0.1%)
6	GBP	Astrazeneca, PLC
455,280		Call, 09/20/24, Strike 117.50	(64,477)
		TOTAL WRITTEN OPTIONS (Premium $30,987)	$(91,504)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Funds. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

@  In default status and considered non-income producing.

^  Security, or portion of security, is on loan.

&  Illiquid security.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

‡‡  Perpetual maturity.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $31,640,239.

~  Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $1,942,358.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AED  UAE Dirham

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CHF  Swiss Franc

CNY  Chinese Yuan Renminbi

EUR  European Monetary Unit

GBP  British Pound Sterling

HKD  Hong Kong Dollar

IDR  Indonesian Rupiah

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

PHP  Philippine Peso

SEK  Swedish Krona

THB  Thai Baht

TRY  Turkish Lira

TWD  New Taiwan Dollar

ZAR  South African Rand

ABBREVIATION

ADR  American Depositary Receipt

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

CURRENCY EXPOSURE
APRIL 30, 2024

	VALUE	% OF TOTAL INVESTMENTS
US Dollar	$101,961,471	67.1%
European Monetary Unit	11,487,023	7.6%
Indian Rupee	6,900,710	4.5%
Japanese Yen	5,435,472	3.6%
British Pound Sterling	5,066,988	3.3%
Hong Kong Dollar	5,038,709	3.3%
New Taiwan Dollar	4,822,249	3.2%
South Korean Won	3,647,663	2.4%
Canadian Dollar	3,335,906	2.2%
Chinese Yuan Renminbi	1,098,207	0.7%
Indonesian Rupiah	802,784	0.5%
Swiss Franc	657,233	0.4%
Mexican Peso	520,764	0.4%
Thai Baht	343,687	0.2%
Brazilian Real	282,220	0.2%
UAE Dirham	216,676	0.1%
Swedish Krona	193,699	0.1%
Philippine Peso	88,982	0.1%
Turkish Lira	66,783	0.1%
South African Rand	39,166	—%
Australian Dollar	38,797	—%
Total Investments Net of Written Options	$152,045,189	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Global Total Return Fund Schedule of Investments April 30, 2024 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2024 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$13,907,160	$—	$13,907,160
Convertible Bonds	—	31,687,177	—	31,687,177
Bank Loans	—	7,573,903	—	7,573,903
Common Stocks	53,811,476	33,525,531	—	87,337,007
Preferred Stocks	118,006	23,943	—	141,949
Exchange-Traded Funds	8,275,554	—	—	8,275,554
Convertible Preferred Stocks	1,787,555	11,575	—	1,799,130
Purchased Options	1,414,813	—	—	1,414,813
Total	$65,407,404	$86,729,289	$—	$152,136,693
Liabilities:
Written Options	$91,504	$—	$—	$91,504
Total	$91,504	$—	$—	$91,504

SECTOR WEIGHTINGS

Information Technology	20.4%
Consumer Discretionary	15.9
Industrials	12.4
Financials	10.0
Health Care	8.7
Communication Services	6.9
Other	5.6
Energy	5.3
Consumer Staples	4.9
Materials	2.5
Real Estate	1.7
Utilities	0.5
Airlines	0.4
Special Purpose Acquisition Companies	0.1

Sector weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
ASSET BACKED SECURITY (0.0%)
	Other (0.0%)
145,000	SVC ABS, LLC Series 2023-1A, Class C* 6.700%, 02/20/53 (Cost $134,672)	$131,782
CORPORATE BONDS (31.4%)
	Airlines (0.2%)
163,269	Alaska Airlines Pass Through Trust Series 2020-1, Class A*~ 4.800%, 02/15/29	158,528
65,527	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	66,271
193,760	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	175,663
96,000	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*~ 5.500%, 04/20/26	94,990
176,604	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	160,478
143,580	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	146,980
		802,910
	Communication Services (2.0%)
200,000	Altice France Holding, SA* 10.500%, 05/15/27	71,698
225,000	Altice France, SA* 5.500%, 10/15/29	147,600
225,000	APi Group DE, Inc.* 4.750%, 10/15/29	204,986
200,000	Ashtead Capital, Inc.*~ 2.450%, 08/12/31	158,888
231,000	Audacy Capital Corp.*@ 6.750%, 03/31/29	8,154
91,000	6.500%, 05/01/27	3,248
162,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	147,835
90,000	Clear Channel Outdoor Holdings, Inc.* 7.875%, 04/01/30	88,304
85,000	9.000%, 09/15/28	87,497
262,000	Consolidated Communications, Inc.*~ 6.500%, 10/01/28	227,547
285,000	CSC Holdings, LLC* 5.375%, 02/01/28	219,792
240,000	5.500%, 04/15/27~	197,006
215,000	4.500%, 11/15/31	136,710
200,000	5.750%, 01/15/30~	87,776
200,000	4.625%, 12/01/30~	87,016
PRINCIPAL AMOUNT		VALUE
99,000	Directv Financing, LLC / Directv Financing Co-Obligor, Inc.*~ 5.875%, 08/15/27	$92,336
195,000	Frontier California, Inc. 6.750%, 05/15/27	185,839
48,000	Frontier Communications Holdings, LLC* 8.750%, 05/15/30	48,916
292,000	Frontier Florida, LLC 6.860%, 02/01/28	278,200
280,000	Frontier North, Inc. 6.730%, 02/15/28	265,566
165,000	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*~ 3.500%, 03/01/29	146,593
45,000	Hughes Satellite Systems Corp. 6.625%, 08/01/26	25,923
115,000	iHeartCommunications, Inc.~ 8.375%, 05/01/27	61,296
70,000	5.250%, 08/15/27*	51,440
230,000	LCPR Senior Secured Financing DAC*~ 6.750%, 10/15/27	213,240
151,589	Ligado Networks, LLC* 15.500%, 11/01/23 PIK rate	25,123
135,000	Lumen Technologies, Inc. 7.600%, 09/15/39	41,318
90,000	4.000%, 02/15/27*	47,917
45,000	7.650%, 03/15/42	13,779
95,000	Match Group Holdings II, LLC*~ 3.625%, 10/01/31	78,533
115,000	Nexstar Media, Inc.*~ 5.625%, 07/15/27	108,229
711,000	Paramount Global~ 6.375%, 03/30/62‡ 5 year CMT + 4.00%	658,358
180,000	4.900%, 08/15/44	126,191
63,000	Qwest Corp. 7.250%, 09/15/25	62,442
535,000	Rogers Communications, Inc.*~‡ 5.250%, 03/15/82 5 year CMT + 3.59%	509,010
95,000	Scripps Escrow II, Inc.* 3.875%, 01/15/29~	70,298
48,000	5.375%, 01/15/31	28,427
195,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	154,165
195,000	Sirius XM Radio, Inc.*~ 5.500%, 07/01/29	181,845
185,000	4.000%, 07/15/28	164,940
90,000	3.125%, 09/01/26	84,036
48,000	3.875%, 09/01/31^	38,618
175,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	83,417
165,000	Sprint, LLC~ 7.125%, 06/15/24	165,228
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
210,000	Stagwell Global, LLC*~ 5.625%, 08/15/29	$188,380
100,000	Telesat Canada / Telesat, LLC* 4.875%, 06/01/27	45,764
70,000	Time Warner Cable, LLC~ 7.300%, 07/01/38	67,988
230,000	United States Cellular Corp.~ 6.700%, 12/15/33	224,577
135,000	Univision Communications, Inc.*~ 8.000%, 08/15/28	135,317
90,000	Viasat, Inc.* 5.625%, 04/15/27	82,514
265,000	Vodafone Group, PLC~‡ 7.000%, 04/04/79 U.S. 5 yr Swap + 4.87%	270,112
		6,899,932
	Consumer Discretionary (3.7%)
228,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	229,938
185,000	Adams Homes, Inc.* 9.250%, 10/15/28	191,255
140,000	Adient Global Holdings Company*~ 8.250%, 04/15/31	145,524
160,000	American Axle & Manufacturing, Inc.~ 5.000%, 10/01/29	144,448
167,000	Ashton Woods USA, LLC / Ashton Woods Finance Company* 4.625%, 08/01/29	151,275
149,000	6.625%, 01/15/28	148,784
217,000	At Home Group, Inc.* 4.875%, 07/15/28	103,164
254,000	Bath & Body Works, Inc. 6.694%, 01/15/27	255,966
145,000	6.875%, 11/01/35~	144,369
200,000	Benteler International AG*~ 10.500%, 05/15/28	213,454
118,000	Caesars Entertainment, Inc.*~ 4.625%, 10/15/29	105,289
93,000	8.125%, 07/01/27	94,449
92,000	Carnival Corp.*~ 7.625%, 03/01/26	92,621
89,000	4.000%, 08/01/28	81,315
12,000	7.000%, 08/15/29	12,331
41,487	Carvana Company* 14.000%, 06/01/31	41,644
34,954	13.000%, 06/01/30	34,731
23,202	12.000%, 12/01/28	22,729
750,000	CCO Holdings, LLC / CCO Holdings Capital Corp.*~ 4.750%, 03/01/30	624,405
250,000	4.500%, 08/15/30	203,507
220,000	6.375%, 09/01/29	201,676
186,000	4.250%, 02/01/31	146,181
96,000	4.750%, 02/01/32	75,565
PRINCIPAL AMOUNT		VALUE
96,000	CDI Escrow Issuer, Inc.*~ 5.750%, 04/01/30	$91,609
115,000	Cedar Fair, LP 5.250%, 07/15/29	107,494
92,000	Churchill Downs, Inc.* 6.750%, 05/01/31	91,383
155,000	Dana, Inc. 4.250%, 09/01/30	134,687
140,000	4.500%, 02/15/32	118,790
190,000	DISH DBS Corp. 5.125%, 06/01/29	76,771
140,000	5.250%, 12/01/26*	110,428
120,000	7.375%, 07/01/28	53,866
115,000	7.750%, 07/01/26	72,536
90,000	5.750%, 12/01/28*	61,084
186,000	DISH Network Corp.* 11.750%, 11/15/27	187,704
200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	186,492
204,000	Everi Holdings, Inc.* 5.000%, 07/15/29	200,383
190,000	Ford Motor Company~ 6.100%, 08/19/32	186,434
300,000	Ford Motor Credit Company, LLC~ 4.000%, 11/13/30	261,879
270,000	5.113%, 05/03/29	257,359
235,000	7.200%, 06/10/30	243,676
200,000	7.350%, 11/04/27	206,950
71,000	Gap, Inc.*~ 3.875%, 10/01/31	58,082
90,000	General Motors Company~ 5.200%, 04/01/45	77,108
690,000	General Motors Financial Company, Inc.~‡ 5.700%, 09/30/30 5 year CMT + 5.00%	648,690
395,000	6.500%, 09/30/28 3 mo. USD LIBOR + 3.44%	378,793
315,000	goeasy, Ltd.* 9.250%, 12/01/28~	333,431
161,000	7.625%, 07/01/29	161,264
100,000	Goodyear Tire & Rubber Company 5.250%, 07/15/31^	88,592
90,000	5.625%, 04/30/33	79,205
79,000	Group 1 Automotive, Inc.*~ 4.000%, 08/15/28	72,068
193,000	Guitar Center, Inc.*~ 8.500%, 01/15/26	170,668
49,440	JetBlue Pass Through Trust Series 2019-2, Class B 8.000%, 11/15/27	49,954
205,000	Kohl's Corp. 5.550%, 07/17/45	140,796
185,000	LCM Investments Holdings II, LLC*~ 8.250%, 08/01/31	192,537
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
190,000	Liberty Interactive, LLC 8.250%, 02/01/30	$105,551
179,000	Life Time, Inc.* 8.000%, 04/15/26	179,301
90,000	Light & Wonder International, Inc.*~ 7.500%, 09/01/31	91,846
70,000	Lindblad Expeditions Holdings, Inc.* 9.000%, 05/15/28	73,404
123,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	122,065
125,000	M/I Homes, Inc. 3.950%, 02/15/30	108,557
230,000	Macy's Retail Holdings, LLC 6.700%, 07/15/34*	193,849
135,000	4.300%, 02/15/43	106,788
242,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.*~ 4.875%, 05/01/29	221,345
110,000	Newell Brands, Inc.~ 5.700%, 04/01/26	108,515
90,000	Nordstrom, Inc. 6.950%, 03/15/28	89,433
90,000	5.000%, 01/15/44~	68,387
86,000	4.250%, 08/01/31	74,237
285,000	Patrick Industries, Inc.* 4.750%, 05/01/29	259,330
215,000	PENN Entertainment, Inc.* 4.125%, 07/01/29	180,194
90,000	Phinia, Inc.* 6.750%, 04/15/29	90,385
265,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.*~ 5.625%, 09/01/29	198,005
95,000	QVC, Inc. 5.450%, 08/15/34	62,409
90,000	Raising Cane's Restaurants, LLC*~ 9.375%, 05/01/29	96,601
383,000	Rite Aid Corp.*@ 8.000%, 11/15/26	247,161
92,000	Royal Caribbean Cruises, Ltd.* 7.250%, 01/15/30~	94,783
23,000	6.250%, 03/15/32	22,677
270,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed*~ 4.625%, 03/01/29	233,550
275,000	Six Flags Entertainment Corp.*~ 7.250%, 05/15/31	274,675
212,000	Sonic Automotive, Inc.*~ 4.625%, 11/15/29	189,946
147,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	138,733
PRINCIPAL AMOUNT		VALUE
190,000	Station Casinos, LLC*~ 4.500%, 02/15/28	$176,369
185,000	STL Holding Company, LLC* 8.750%, 02/15/29	190,293
107,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	104,303
45,000	Viking Cruises, Ltd.* 9.125%, 07/15/31	48,305
220,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	217,461
175,000	ZF North America Capital, Inc.*~ 7.125%, 04/14/30	179,228
		13,113,019
	Consumer Staples (0.9%)
179,000	1375209 B.C., Ltd.* 9.000%, 01/30/28	175,936
290,000	Arrow Bidco, LLC* 10.750%, 06/15/25	299,152
180,000	B&G Foods, Inc.* 8.000%, 09/15/28	186,808
218,000	Central Garden & Pet Company* 4.125%, 04/30/31	189,207
213,000	Edgewell Personal Care Company*~ 4.125%, 04/01/29	193,165
263,000	Energizer Holdings, Inc.* 4.375%, 03/31/29~	232,626
48,000	6.500%, 12/31/27^	47,576
280,000	JBS USA Holding LUX Sarl / JBS USA Food Company / JBS LUX Company Sarl 5.500%, 01/15/30~	270,516
120,000	5.125%, 02/01/28^	116,684
70,000	5.750%, 04/01/33	67,029
655,000	Land O' Lakes, Inc.* 7.000%, 09/18/28	509,800
191,000	Performance Food Group, Inc.*~ 4.250%, 08/01/29	171,270
140,000	Pilgrim's Pride Corp.~ 4.250%, 04/15/31	123,987
92,000	Post Holdings, Inc.*~ 6.250%, 02/15/32	90,998
182,000	Prestige Brands, Inc.*~ 3.750%, 04/01/31	155,062
155,000	United Natural Foods, Inc.*~ 6.750%, 10/15/28	119,156
203,000	Vector Group, Ltd.*~ 5.750%, 02/01/29	184,728
		3,133,700
	Energy (3.3%)
100,000	Antero Resources Corp.*~ 5.375%, 03/01/30	95,156
192,000	Apache Corp.~ 5.100%, 09/01/40	159,898
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
135,000	Buckeye Partners, LP 5.850%, 11/15/43	$113,031
96,000	Cheniere Energy, Inc.~ 4.625%, 10/15/28	91,857
139,000	Chesapeake Energy Corp.*~ 6.750%, 04/15/29	139,158
256,000	Civitas Resources, Inc.*~ 8.750%, 07/01/31	272,435
90,000	Continental Resources, Inc. 4.900%, 06/01/44	72,565
90,000	2.875%, 04/01/32*	71,953
150,000	DT Midstream, Inc.*~ 4.125%, 06/15/29	135,978
181,000	Earthstone Energy Holdings, LLC*~ 8.000%, 04/15/27	186,249
70,000	9.875%, 07/15/31	77,460
920,000	Enbridge, Inc.~‡ 5.750%, 07/15/80 5 year CMT + 5.31%	843,824
785,000	7.375%, 01/15/83 5 year CMT + 3.71%	772,652
100,000	Encino Acquisition Partners Holdings, LLC* 8.750%, 05/01/31	101,869
560,000	Energy Transfer, LP~‡ 6.500%, 11/15/26 5 year CMT + 5.69%	543,978
345,000	8.000%, 05/15/54	355,785
170,000	9.597%, 05/16/24 3 mo. USD LIBOR + 4.03%	169,696
125,000	8.606%, 11/01/66 3 mo. SOFR + 3.28%	113,545
835,000	EnLink Midstream Partners, LP 9.701%, 05/31/24‡ 3 mo. SOFR + 4.37%	824,621
205,000	4.850%, 07/15/26	199,871
113,000	Enlink Midstream, LLC*~ 6.500%, 09/01/30	114,453
205,000	Enterprise Products Operating, LLC‡ 5.250%, 08/16/77~ 3 mo. SOFR + 3.29%	193,215
185,000	8.573%, 08/16/77 3 mo. SOFR + 3.25%	184,390
310,000	EQM Midstream Partners, LP*~ 7.500%, 06/01/27	315,840
90,000	6.375%, 04/01/29	89,425
196,000	Genesis Energy, LP / Genesis Energy Finance Corp.~ 8.875%, 04/15/30	203,042
255,000	Gulfport Energy Corp.*~ 8.000%, 05/17/26	258,838
265,000	Hilcorp Energy I, LP / Hilcorp Finance Company*~ 6.000%, 04/15/30	254,636
144,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	142,335
PRINCIPAL AMOUNT		VALUE
185,000	Kodiak Gas Services, LLC*~ 7.250%, 02/15/29	$187,198
186,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	183,532
135,000	Matador Resources Company* 6.500%, 04/15/32	133,897
75,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26~	74,919
70,000	10.500%, 05/15/27	71,674
135,000	Nabors Industries, Inc.*~ 7.375%, 05/15/27	133,900
70,000	9.125%, 01/31/30	72,454
135,000	Nabors Industries, Ltd.*^ 7.500%, 01/15/28	128,104
117,000	New Fortress Energy, Inc.* 6.750%, 09/15/25	115,764
192,000	Oceaneering International, Inc. 6.000%, 02/01/28	185,065
200,000	Parkland Corp.*~ 5.875%, 07/15/27	195,632
99,000	Patterson-UTI Energy, Inc.^ 5.150%, 11/15/29	94,616
46,000	Permian Resources Operating LLC* 7.000%, 01/15/32	47,001
750,000	Plains All American Pipeline, LP‡ 9.679%, 05/31/24 3 mo. SOFR + 4.37%	747,420
265,000	Rockcliff Energy II, LLC*~ 5.500%, 10/15/29	245,093
98,000	Southwestern Energy Company~ 4.750%, 02/01/32	88,370
247,500	Transocean, Inc.* 8.750%, 02/15/30~	258,336
90,000	8.250%, 05/15/29	89,513
115,000	Venture Global Calcasieu Pass, LLC*~ 6.250%, 01/15/30	114,016
45,000	4.125%, 08/15/31	39,416
45,000	3.875%, 08/15/29	39,762
230,000	Venture Global LNG, Inc.*~ 8.375%, 06/01/31	236,217
140,000	8.125%, 06/01/28	143,312
90,000	9.875%, 02/01/32	96,047
90,000	9.500%, 02/01/29	96,815
115,000	Vital Energy, Inc. 7.750%, 07/31/29*	115,852
97,000	7.875%, 04/15/32*	98,534
72,000	9.750%, 10/15/30	78,516
280,000	VOC Escrow, Ltd.*~ 5.000%, 02/15/28	267,240
235,000	Weatherford International, Ltd.*~ 8.625%, 04/30/30	244,137
		11,720,107
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Financials (13.3%)
285,000	Acrisure, LLC / Acrisure Finance, Inc.*~ 8.250%, 02/01/29	$283,250
286,000	Aethon United BR, LP / Aethon United Finance Corp.*~ 8.250%, 02/15/26	288,319
605,000	Aircastle, Ltd.*‡ 5.250%, 06/15/26 5 year CMT + 4.41%	576,480
315,000	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer* 6.750%, 10/15/27~	309,547
25,000	7.000%, 01/15/31	25,153
360,000	Allstate Corp.~‡ 8.507%, 08/15/53 3 mo. SOFR + 3.20%	360,356
1,236,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	1,050,069
740,000	4.700%, 05/15/28 7 year CMT + 3.48%	573,485
525,000	American International Group, Inc.~‡ 5.750%, 04/01/48 3 mo. USD LIBOR + 2.87%	508,851
379,000	AmWINS Group, Inc.*~ 4.875%, 06/30/29	345,042
1,025,000	Ares Finance Company III, LLC*‡ 4.125%, 06/30/51 5 year CMT + 3.24%	945,296
141,000	Aviation Capital Group, LLC*~ 3.500%, 11/01/27	129,895
835,000	AXIS Specialty Finance, LLC‡ 4.900%, 01/15/40 5 year CMT + 3.19%	748,820
991,000	Bank of America Corp.~‡ 6.125%, 04/27/27 5 year CMT + 3.23%	980,922
700,000	4.300%, 01/28/25 3 mo. USD LIBOR + 2.66%	681,737
330,000	6.250%, 09/05/24 3 mo. SOFR + 3.97%	329,851
330,000	6.100%, 03/17/25 3 mo. SOFR + 4.16%	329,875
1,560,000	Bank of New York Mellon Corp.~‡ 4.700%, 09/20/25 5 year CMT + 4.36%	1,528,660
675,000	BP Capital Markets, PLC‡ 4.375%, 06/22/25 5 year CMT + 4.04%	661,210
480,000	4.875%, 03/22/30~ 5 year CMT + 4.40%	449,597
92,000	Brandywine Operating Partnership, LP 8.875%, 04/12/29	94,263
PRINCIPAL AMOUNT		VALUE
285,000	BroadStreet Partners, Inc.*~ 5.875%, 04/15/29	$260,043
215,000	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco, LLC*~ 4.500%, 04/01/27	192,619
200,000	Burford Capital Global Financial, LLC* 6.875%, 04/15/30	194,066
1,028,000	Capital One Financial Corp.~‡ 3.950%, 09/01/26 5 year CMT + 3.16%	888,613
675,000	Charles Schwab Corp.~‡ 5.375%, 06/01/25 5 year CMT + 4.97%	668,250
338,000	4.000%, 12/01/30 10 year CMT + 3.08%	275,237
320,000	4.000%, 06/01/26 5 year CMT + 3.17%	295,219
1,141,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	1,071,924
395,000	4.150%, 11/15/26~ 5 year CMT + 3.00%	362,965
360,000	4.000%, 12/10/25 5 year CMT + 3.60%	344,268
350,000	7.625%, 11/15/28~ 5 year CMT + 3.21%	362,110
345,000	7.200%, 05/15/29	348,795
335,000	5.950%, 05/15/25~ 3 mo. SOFR + 4.17%	333,647
995,000	Citizens Financial Group, Inc.‡ 4.000%, 10/06/26 5 year CMT + 3.22%	850,894
365,000	5.650%, 10/06/25 5 year CMT + 5.31%	357,361
710,000	Comerica, Inc.‡ 5.625%, 07/01/25 5 year CMT + 5.29%	685,171
365,000	Corebridge Financial, Inc.~‡ 6.875%, 12/15/52 5 year CMT + 3.85%	361,062
175,000	Credit Acceptance Corp. 6.625%, 03/15/26	174,582
125,000	9.250%, 12/15/28*~	132,653
180,000	Cushman & Wakefield U.S. Borrower LLC* 8.875%, 09/01/31	187,299
500,000	Depository Trust & Clearing Corp.*~‡ 3.375%, 06/20/26 5 year CMT + 2.61%	441,015
650,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. SOFR + 3.34%	546,123
570,000	6.125%, 06/23/25~ 5 year CMT + 5.78%	571,077
241,000	Enact Holdings, Inc.*~ 6.500%, 08/15/25	240,896
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
765,000	Enstar Finance, LLC~‡ 5.500%, 01/15/42 5 year CMT + 4.01%	$722,367
1,390,000	Fifth Third Bancorp‡ 4.500%, 09/30/25 5 year CMT + 4.22%	1,329,452
160,000	First Citizens BancShares, Inc.‡ 9.563%, 01/04/27 3 mo. SOFR + 4.23%	161,954
210,000	GGAM Finance, Ltd.*~ 8.000%, 02/15/27	215,771
238,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP*~ 3.750%, 12/15/27	202,709
715,000	Goldman Sachs Group, Inc.‡ 4.400%, 02/10/25 5 year CMT + 2.85%	696,467
350,000	7.500%, 05/10/29 5 year CMT + 2.81	354,417
337,000	4.125%, 11/10/26 5 year CMT + 2.95%	311,560
200,000	GTCR W-2 Merger Sub, LLC*~ 7.500%, 01/15/31	206,400
95,000	HAT Holdings I LLC / HAT Holdings II LLC*~ 8.000%, 06/15/27	97,557
276,000	HUB International, Ltd.*~ 5.625%, 12/01/29	254,662
92,000	7.375%, 01/31/32	91,621
765,000	Huntington Bancshares, Inc.~‡ 4.450%, 10/15/27 7 year CMT + 4.05%	686,779
505,000	5.625%, 07/15/30 10 year CMT + 4.95%	452,591
144,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.~ 4.375%, 02/01/29	121,342
380,000	Iron Mountain, Inc.*~ 5.250%, 03/15/28	364,086
525,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.*~ 5.000%, 08/15/28	472,888
1,760,000	JPMorgan Chase & Company‡ 3.650%, 06/01/26~ 5 year CMT + 2.85%	1,650,722
700,000	6.100%, 10/01/24 3 mo. USD LIBOR + 3.33%	702,051
430,000	KeyCorp~‡ 5.000%, 09/15/26 3 mo. SOFR + 3.87%	364,821
379,000	Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	372,796
195,000	4.750%, 06/15/29~	174,406
175,000	LD Holdings Group, LLC*~ 6.125%, 04/01/28	132,850
PRINCIPAL AMOUNT		VALUE
200,000	Level 3 Financing, Inc.* 4.250%, 07/01/28	$78,248
90,000	4.625%, 09/15/27	53,078
1,205,000	Liberty Mutual Group, Inc.*~‡ 4.125%, 12/15/51 5 year CMT + 3.32%	1,099,382
139,000	LPL Holdings, Inc.*~ 4.000%, 03/15/29	126,206
270,000	M&T Bank Corp.‡ 9.179%, 08/15/24 3 mo. SOFR + 3.87%	270,235
200,000	5.125%, 11/01/26~ 3 mo. USD LIBOR + 3.52%	176,072
200,000	5.000%, 08/01/24 5 year CMT + 3.17%	191,280
185,000	Macquarie Airfinance Holdings, Ltd.*~ 8.125%, 03/30/29	193,915
118,923	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*~ 14.750%, 11/14/28	129,708
670,000	Markel Corp.~‡ 6.000%, 06/01/25 5 year CMT + 5.66%	663,668
545,000	MetLife, Inc.~ 6.400%, 12/15/66	543,654
505,000	3.850%, 09/15/25‡ 5 year CMT + 3.58%	484,113
255,000	Nationstar Mortgage Holdings, Inc.*~ 5.500%, 08/15/28	240,031
197,000	Navient Corp.~ 5.000%, 03/15/27	186,068
100,000	4.875%, 03/15/28	90,516
125,000	Necessity Retail REIT, Inc. / American Finance Operating Partner, LP*~ 4.500%, 09/30/28	106,738
95,000	Newmark Group, Inc.*~ 7.500%, 01/12/29	96,051
250,000	Northern Trust Corp.‡ 4.600%, 10/01/26 3 mo. SOFR + 3.46%	239,912
130,000	OneMain Finance Corp.~ 9.000%, 01/15/29	136,666
130,000	3.875%, 09/15/28	114,711
95,000	7.125%, 03/15/26	95,928
938,000	PartnerRe Finance B, LLC~‡ 4.500%, 10/01/50 5 year CMT + 3.82%	848,852
295,000	PHH Mortgage Corp.* 7.875%, 03/15/26	283,704
735,000	PNC Financial Services Group, Inc.‡ 3.400%, 09/15/26 5 year CMT + 2.60%	634,136
360,000	6.200%, 09/15/27~ 5 year CMT + 3.24%	353,437
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
280,000	6.000%, 05/15/27~ 5 year CMT + 3.00%	$270,617
785,000	QBE Insurance Group, Ltd.*~‡ 5.875%, 05/12/25 5 year CMT + 5.51%	776,671
220,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29~	202,719
185,000	6.500%, 04/01/32	181,542
85,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*~ 3.875%, 03/01/31	72,412
85,000	3.625%, 03/01/29	75,078
45,000	2.875%, 10/15/26	41,405
230,000	StoneX Group, Inc.* 7.875%, 03/01/31	232,755
199,000	8.625%, 06/15/25	199,812
685,000	Truist Financial Corp.~‡ 4.950%, 09/01/25 5 year CMT + 4.61%	667,286
530,000	4.800%, 09/01/24 5 year CMT + 3.00%	512,886
256,000	5.100%, 03/01/30 10 year CMT + 4.35%	232,440
765,000	U.S. Bancorp~‡ 5.300%, 04/15/27 3 mo. SOFR + 3.18%	717,922
221,000	United Wholesale Mortgage, LLC*~ 5.500%, 04/15/29	205,731
90,000	5.750%, 06/15/27	86,494
93,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC*~ 10.500%, 02/15/28	96,604
90,000	6.500%, 02/15/29	72,426
210,000	VZ Secured Financing, BV*~ 5.000%, 01/15/32	177,469
1,425,000	Wells Fargo & Company‡ 3.900%, 03/15/26 5 year CMT + 3.45%	1,351,498
1,340,000	7.625%, 09/15/28~ 5 year CMT + 3.61%	1,401,854
208,000	XHR, LP*~ 6.375%, 08/15/25	207,915
		46,706,681
	Health Care (1.0%)
318,000	Bausch Health Companies, Inc.* 11.000%, 09/30/28^	249,102
72,000	6.125%, 02/01/27	52,864
62,000	14.000%, 10/15/30	40,059
377,000	CHS/Community Health Systems, Inc.* 6.125%, 04/01/30~	267,007
108,000	6.875%, 04/15/29	80,204
104,000	8.000%, 03/15/26~	103,650
90,000	10.875%, 01/15/32~	92,311
24,000	5.250%, 05/15/30	19,677
PRINCIPAL AMOUNT		VALUE
222,000	DaVita, Inc.*~ 3.750%, 02/15/31	$182,988
197,000	4.625%, 06/01/30	173,061
144,000	Embecta Corp.* 5.000%, 02/15/30~^	111,109
48,000	6.750%, 02/15/30	41,286
100,000	Encompass Health Corp.~ 4.750%, 02/01/30	91,902
100,000	4.500%, 02/01/28	94,070
200,000	Jazz Securities DAC*~ 4.375%, 01/15/29	183,236
233,000	Medline Borrower, LP*~ 5.250%, 10/01/29	217,121
230,000	3.875%, 04/01/29	206,011
350,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV*~ 5.125%, 04/30/31	302,932
470,000	Tenet Healthcare Corp. 6.875%, 11/15/31	486,525
230,000	Teva Pharmaceutical Finance Netherlands III, BV~ 5.125%, 05/09/29	218,309
200,000	4.750%, 05/09/27	191,628
115,000	3.150%, 10/01/26	106,599
		3,511,651
	Industrials (2.8%)
185,000	Aar Escrow Issuer, LLC* 6.750%, 03/15/29	186,663
220,000	ACCO Brands Corp.*~ 4.250%, 03/15/29	192,005
800,000	AerCap Holdings, NV~‡ 5.875%, 10/10/79 5 year CMT + 4.54%	793,008
810,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	763,417
485,000	4.125%, 12/15/26 5 year CMT + 3.15%	420,020
315,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*~ 4.625%, 01/15/27	301,190
145,000	5.875%, 02/15/28	142,226
130,000	Allegiant Travel Company*~ 7.250%, 08/15/27	125,926
108,000	Arcosa, Inc.* 4.375%, 04/15/29	98,871
740,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	206,549
151,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	135,150
95,000	Boeing Company* 6.388%, 05/01/31	95,694
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
90,000	Bombardier, Inc.* 8.750%, 11/15/30~	$95,818
75,000	7.875%, 04/15/27	74,766
56,000	7.250%, 07/01/31	56,218
191,000	BWX Technologies, Inc.* 4.125%, 04/15/29	174,221
185,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	174,409
48,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*~ 4.750%, 10/20/28	46,551
245,000	Deluxe Corp.* 8.000%, 06/01/29	222,563
188,000	Eco Material Technologies, Inc.*~ 7.875%, 01/31/27	189,598
92,000	Emerald Debt Merger Sub, LLC*~ 6.625%, 12/15/30	91,447
90,000	EnerSys* 6.625%, 01/15/32	89,758
85,000	4.375%, 12/15/27	79,693
70,000	EquipmentShare.com, Inc.* 8.625%, 05/15/32	71,376
118,000	Graham Packaging Company, Inc.*~ 7.125%, 08/15/28	106,812
88,000	Graphic Packaging International, LLC* 3.500%, 03/01/29	77,966
203,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	171,476
443,000	H&E Equipment Services, Inc.*~ 3.875%, 12/15/28	392,507
236,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.*~ 5.750%, 01/20/26	221,849
290,000	Herc Holdings, Inc.*~ 5.500%, 07/15/27	282,051
220,000	IEA Energy Services, LLC* 6.625%, 08/15/29	210,001
110,000	JELD-WEN, Inc.* 4.625%, 12/15/25	107,413
95,000	4.875%, 12/15/27	90,317
305,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	284,165
185,000	Knife River Holding Company* 7.750%, 05/01/31	192,542
51,000	MasTec, Inc.* 4.500%, 08/15/28	47,693
23,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower, LLC* 6.750%, 04/01/32	22,859
107,000	Moog, Inc.*~ 4.250%, 12/15/27	100,127
230,000	Newfold Digital Holdings Group, Inc.*~ 6.000%, 02/15/29	172,847
172,000	Novelis Corp.*~ 4.750%, 01/30/30	157,079
PRINCIPAL AMOUNT		VALUE
70,000	OI European Group, BV* 4.750%, 02/15/30	$64,081
225,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC*~ 4.000%, 10/15/27	209,304
144,000	Sealed Air Corp.* 6.125%, 02/01/28~	142,403
48,000	5.000%, 04/15/29	45,198
50,000	Sealed Air Corp./Sealed Air Corp. U.S.* 7.250%, 02/15/31	51,004
98,000	Sensata Technologies, Inc.*~ 3.750%, 02/15/31	83,031
141,000	Sinclair Television Group, Inc.* 4.125%, 12/01/30~	97,124
100,000	5.500%, 03/01/30	69,358
195,000	Standard Industries, Inc.*~ 5.000%, 02/15/27	188,196
195,000	Stanley Black & Decker, Inc.‡ 4.000%, 03/15/60 5 year CMT + 2.66%	171,534
150,000	Stericycle, Inc.*~ 3.875%, 01/15/29	134,118
195,000	TransDigm, Inc.* 6.875%, 12/15/30~	196,480
140,000	6.750%, 08/15/28~	140,668
70,000	7.125%, 12/01/31~	71,434
44,000	6.625%, 03/01/32	43,997
96,000	Tronox, Inc.*~ 4.625%, 03/15/29	85,961
70,780	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	65,378
187,000	Vertiv Group Corp.*~ 4.125%, 11/15/28	173,295
201,000	Wabash National Corp.* 4.500%, 10/15/28	180,920
150,000	Waste Pro USA, Inc.*~ 5.500%, 02/15/26	146,946
107,000	Williams Scotsman, Inc.*~ 4.625%, 08/15/28	98,977
90,000	7.375%, 10/01/31	92,005
		10,016,253
	Information Technology (0.7%)
46,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	42,201
112,000	Coherent Corp.*~ 5.000%, 12/15/29	103,444
175,000	CommScope, Inc.*~ 4.750%, 09/01/29	122,369
96,000	Dun & Bradstreet Corp.*^ 5.000%, 12/15/29	87,492
56,000	Fair Isaac Corp.*~ 4.000%, 06/15/28	51,657
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
210,000	KBR, Inc.* 4.750%, 09/30/28	$196,207
210,000	MPH Acquisition Holdings, LLC*~ 5.750%, 11/01/28	154,657
95,000	5.500%, 09/01/28	77,609
93,000	NCL Corp., Ltd.*~ 8.125%, 01/15/29	96,946
96,000	NCR Voyix Corp.*~ 5.125%, 04/15/29	88,297
143,000	ON Semiconductor Corp.*~ 3.875%, 09/01/28	129,807
129,000	Open Text Corp.*~ 3.875%, 02/15/28	117,845
90,000	6.900%, 12/01/27	92,072
72,000	3.875%, 12/01/29	63,132
72,000	Open Text Holdings, Inc.*~^ 4.125%, 12/01/31	61,816
161,000	Playtika Holding Corp.*~ 4.250%, 03/15/29	138,681
265,000	TTM Technologies, Inc.*~ 4.000%, 03/01/29	237,432
130,000	Twilio, Inc.~ 3.625%, 03/15/29	115,474
47,000	3.875%, 03/15/31	40,756
69,000	UKG, Inc.*~ 6.875%, 02/01/31	69,161
205,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	173,502
220,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.*~ 3.875%, 02/01/29	194,553
		2,455,110
	Materials (0.7%)
150,000	ArcelorMittal, SA~ 7.000%, 10/15/39	158,798
90,000	ATI, Inc. 5.875%, 12/01/27	88,410
46,000	Carpenter Technology Corp. 7.625%, 03/15/30	46,998
190,000	Chemours Company*~ 4.625%, 11/15/29	162,967
300,000	Clearwater Paper Corp.* 4.750%, 08/15/28	272,835
139,000	Cleveland-Cliffs, Inc.*~ 6.750%, 04/15/30	135,820
96,000	Commercial Metals Company 4.125%, 01/15/30	86,240
48,000	4.375%, 03/15/32	42,340
250,000	Constellium, SE*~ 3.750%, 04/15/29	222,062
96,000	HB Fuller Company 4.250%, 10/15/28	88,708
PRINCIPAL AMOUNT		VALUE
165,000	Kaiser Aluminum Corp.*~ 4.625%, 03/01/28	$153,858
53,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	49,434
199,000	Mercer International, Inc. 5.125%, 02/01/29~	174,039
90,000	12.875%, 10/01/28*	98,349
200,000	OCI, NV*~ 6.700%, 03/16/33	192,182
135,000	Owens-Brockway Glass Container, Inc.*~ 7.250%, 05/15/31	135,383
100,000	6.625%, 05/13/27	100,030
80,000	Silgan Holdings, Inc.~ 4.125%, 02/01/28	74,694
96,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	24,855
		2,308,002
	Other (0.0%)
90,000	Gen Digital, Inc.* 6.750%, 09/30/27	90,384
45,000	7.125%, 09/30/30	45,540
		135,924
	Real Estate (0.2%)
152,000	EPR Properties~ 3.750%, 08/15/29	132,251
139,000	Forestar Group, Inc.* 5.000%, 03/01/28	132,154
97,000	3.850%, 05/15/26	92,217
211,000	MIWD Holdco II, LLC / MIWD Finance Corp.*~ 5.500%, 02/01/30	191,143
95,000	Service Properties Trust 5.250%, 02/15/26	91,443
		639,208
	Special Purpose Acquisition Companies (0.1%)
185,000	Fertitta Entertainment, LLC / Fertitta Entertainment Finance Company, Inc.*~ 6.750%, 01/15/30	161,287
96,000	4.625%, 01/15/29	86,912
		248,199
	Utilities (2.5%)
785,000	Algonquin Power & Utilities Corp.~‡ 4.750%, 01/18/82 5 year CMT + 3.25%	681,003
200,000	American Electric Power Company, Inc.‡ 3.875%, 02/15/62 5 year CMT + 2.68%	179,672
515,000	CMS Energy Corp.~‡ 4.750%, 06/01/50 5 year CMT + 4.12%	465,720
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
580,000	Dominion Energy, Inc.~‡ 4.650%, 12/15/24 5 year CMT + 2.99%	$567,918
287,000	4.350%, 01/15/27 5 year CMT + 3.20%	263,891
800,000	Duke Energy Corp.~‡ 4.875%, 09/16/24 5 year CMT + 3.39%	794,176
273,000	3.250%, 01/15/82 5 year CMT + 2.32%	240,881
655,000	Emera, Inc.~‡ 6.750%, 06/15/76 3 mo. USD LIBOR + 5.44%	649,210
632,000	National Rural Utilities Cooperative Finance Corp.‡ 7.125%, 09/15/53 5 year CMT + 3.53%	646,776
385,000	5.250%, 04/20/46 3 mo. USD LIBOR + 3.63%	372,638
770,000	NextEra Energy Capital Holdings, Inc.‡ 3.800%, 03/15/82~ 5 year CMT + 2.55%	697,912
345,000	6.700%, 09/01/54	341,902
434,000	PPL Capital Funding, Inc.‡ 8.236%, 03/30/67 3 mo. SOFR + 2.93%	430,680
490,000	Sempra~‡ 4.875%, 10/15/25 5 year CMT + 4.55%	478,980
240,000	4.125%, 04/01/52 5 year CMT + 2.87%	218,218
1,028,000	Southern Company~‡ 4.000%, 01/15/51 5 year CMT + 3.73%	982,788
220,000	3.750%, 09/15/51 5 year CMT + 2.92%	202,066
225,000	Vistra Corp.*‡ 7.000%, 12/15/26 5 year CMT + 5.74%	221,582
185,000	8.000%, 10/15/26 5 year CMT + 6.93%	187,107
205,000	WEC Energy Group, Inc.‡ 7.681%, 05/15/67 3 mo. SOFR + 2.37%	199,824
		8,822,944
	TOTAL CORPORATE BONDS (Cost $117,385,814)	110,513,640
CONVERTIBLE BONDS (0.1%)
	Communication Services (0.0%)
183,000	Cable One, Inc.µ 0.000%, 03/15/26	158,271
PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (0.1%)
272,000	DISH Network Corp.µ 0.000%, 12/15/25	$199,648
	Other (0.0%)
95,000	Multiplan Corp.*µ 6.000%, 10/15/27	67,677
	TOTAL CONVERTIBLE BONDS (Cost $444,684)	425,596
BANK LOANS (3.9%)¡
	Airlines (0.1%)
125,000	Air Canada‡ 7.833%, 03/21/31 3 mo. SOFR + 2.50%	126,016
132,000	American Airlines, Inc.‡ 10.336%, 04/20/28 3 mo. SOFR + 4.75%	137,459
120,250	Mileage Plus Holdings, LLC‡ 10.733%, 06/21/27 3 mo. SOFR + 5.25%	123,607
135,000	United Airlines, Inc.‡ 8.076%, 02/22/31 3 mo. SOFR + 2.75%	135,738
		522,820
	Communication Services (0.4%)
300,000	APi Group DE, Inc.! 0.000%, 01/03/29	301,475
10,660	Audacy Capital Corp.‡ 11.430%, 08/19/24 3 mo. SOFR + 6.11%	10,687
110,330	Clear Channel Outdoor Holdings, Inc.‡ 9.430%, 08/23/28 1 mo. SOFR + 4.00%	110,560
77,363	DIRECTV Financing, LLC! 0.000%, 08/02/27	77,857
68,316	DIRECTV Financing, LLC‡ 10.430%, 08/02/27 1 mo. SOFR + 5.00%	68,752
284,000	Entercom Media Corp.‡& 0.000%, 11/18/24 3 mo. SOFR + 0.00%	153,928
300,000	Go Daddy Operating Company, LLC‡! 0.000%, 11/09/29	300,474
181,392	Gray Television, Inc.‡ 7.942%, 01/02/26 1 mo. SOFR + 2.50%	179,363
180,000	Telesat Canada‡ 8.355%, 12/07/26 3 mo. SOFR + 2.75%	91,838
		1,294,934
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
	Consumer Discretionary (0.9%)
90,000	Adient U.S., LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	$90,506
144,000	American Axle & Manufacturing, Inc.‡ 8.921%, 12/13/29 1 mo. SOFR + 3.50%	144,855
178,200	Caesars Entertainment, Inc.‡ 8.666%, 02/06/30 1 mo. SOFR + 3.25%	178,791
282,326	Carnival Corp.‡ 8.067%, 08/08/27 1 mo. SOFR + 2.75%	284,134
162,466	Carnival Corp.‡ 8.067%, 10/18/28 1 mo. SOFR + 2.75%	163,329
300,000	Cedar Fair, LP‡! 0.000%, 04/18/31	300,375
200,000	Flutter Financing, BV‡! 0.000%, 11/25/30	200,607
232,987	Hanesbrands, Inc.‡ 9.066%, 03/08/30 1 mo. SOFR + 3.75%	233,471
300,000	Hilton Domestic Operating Company, Inc.‡! 0.000%, 11/08/30	301,007
300,000	Installed Building Products, Inc.‡! 0.000%, 03/28/31	301,453
109,382	Life Time Fitness, Inc.‡ 9.591%, 01/15/26 3 mo. SOFR + 4.00%	110,169
197,000	Light & Wonder International, Inc.‡ 8.071%, 04/14/29 1 mo. SOFR + 2.75%	197,684
311,042	PetSmart, Inc.‡ 9.166%, 02/11/28 1 mo. SOFR + 3.75%	307,154
95,000	Station Casinos, LLC! 0.000%, 03/14/31	95,123
85,000	Station Casinos, LLC‡ 7.566%, 03/14/31 1 mo. SOFR + 2.25%	85,110
123,485	TKC Holdings, Inc.‡ 10.930%, 05/15/28 1 mo. SOFR + 5.50%	122,791
184,425	Windsor Holdings III, LLC‡ 9.319%, 08/01/30 1 mo. SOFR + 4.00%	186,246
		3,302,805
	Consumer Staples (0.3%)
420,180	Amneal Pharmaceuticals, LLC‡ 10.816%, 05/04/28 1 mo. SOFR + 5.50%	421,101
PRINCIPAL AMOUNT		VALUE
98,852	Fiesta Purchaser, Inc.‡ 9.316%, 02/12/31	$99,365
81,148	Fiesta Purchaser, Inc.‡ 9.318%, 02/12/31 1 mo. SOFR + 3.75%	81,569
185,000	Star Parent, Inc.‡ 9.309%, 09/27/30 3 mo. SOFR + 4.00%	185,174
115,000	United Natural Foods, Inc.! 0.000%, 04/25/31	113,994
96,269	United Natural Foods, Inc.‡! 8.680%, 10/22/25 1 mo. SOFR + 3.25%	95,962
		997,165
	Energy (0.1%)
139,650	Buckeye Partners, LP‡ 7.816%, 11/22/30 1 mo. SOFR + 2.50%	140,314
99,750	New Fortress Energy, Inc.‡ 10.330%, 10/27/28 3 mo. SOFR + 5.00%	100,436
237,824	Par Petroleum, LLC‡ 9.052%, 02/28/30 3 mo. SOFR + 3.75%	238,938
45,000	Par Petroleum, LLC! 0.000%, 02/28/30 3 mo. SOFR + 4.25%	45,211
		524,899
	Financials (0.5%)
200,000	Advisor Group, Inc.! 0.000%, 08/17/28	201,454
44,888	Advisor Group, Inc.‡ 9.816%, 08/17/28 1 mo. SOFR + 4.50%	45,214
150,457	Alliant Holdings Intermediate, LLC‡ 8.819%, 11/06/30 1 mo. SOFR + 3.50%	151,225
133,989	Amynta Agency Borrower, Inc.‡ 9.552%, 02/28/28 3 mo. SOFR + 4.25%	134,612
140,000	AssuredPartners, Inc.! 0.000%, 02/14/31	140,771
85,000	AssuredPartners, Inc.‡ 8.816%, 02/14/31 1 mo. SOFR + 3.50%	85,468
139,301	Avolon TLB Borrower 1 (US) LLC‡ 7.315%, 06/22/28 1 mo. SOFR + 2.00%	139,758
99,750	Broadstreet Partners, Inc.‡ 9.066%, 01/27/29 1 mo. SOFR + 3.75%	100,228
179,550	HUB International, Ltd.‡ 8.575%, 06/20/30 3 mo. SOFR + 3.25%	180,661
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
450	HUB International, Ltd.‡ 8.565%, 06/20/30	$453
139,650	Iron Mountain, Inc.‡ 7.566%, 01/31/31 1 mo. SOFR + 2.25%	139,533
197,038	Jazz Financing Lux Sarl‡ 8.430%, 05/05/28 1 mo. SOFR + 3.00%	198,424
100,000	Level 3 Financing, Inc.! 0.000%, 04/15/29	98,518
249,456	VFH Parent, LLC‡ 8.416%, 01/13/29 1 mo. SOFR + 3.00%	249,807
		1,866,126
	Health Care (0.5%)
300,000	DaVita, Inc.‡! 0.000%, 04/25/31	298,641
88,343	Icon Luxembourg Sarl‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	88,814
300,000	Organon & Company‡! 0.000%, 06/02/28	302,016
207,059	Padagis, LLC‡ 10.314%, 07/06/28 3 mo. SOFR + 4.75%	190,494
22,011	PRA Health Sciences, Inc.‡ 7.309%, 07/03/28 3 mo. SOFR + 2.00%	22,128
806,692	Team Health Holdings, Inc.‡ 10.580%, 03/02/27 3 mo. SOFR + 5.25%	709,167
2,313	Team Health Holdings, Inc.‡ 10.566%, 03/02/27 1 mo. SOFR + 5.25%	2,034
		1,613,294
	Industrials (0.3%)
182,331	ACProducts, Inc.‡ 9.814%, 05/17/28 3 mo. SOFR + 4.25%	158,810
172,371	ChampionX Corp.‡ 8.168%, 06/07/29 1 mo. SOFR + 2.75%	173,341
81,181	Emrld Borrower, LP‡ 7.816%, 05/31/30 1 mo. SOFR + 3.00%	81,526
20,000	MI Windows & Doors, LLC‡ 8.816%, 03/21/31 1 mo. SOFR + 3.50%	20,117
179,550	TransDigm, Inc.‡ 8.559%, 02/28/31 1 mo. SOFR + 3.25%	180,806
300,000	Vertiv Group Corp.‡! 0.000%, 03/02/27	301,465
		916,065
PRINCIPAL AMOUNT		VALUE
	Information Technology (0.3%)
241,180	Banff Merger Sub, Inc.‡ 9.566%, 12/29/28 1 mo. SOFR + 4.25%	$242,957
196,369	Camelot US Acquisition LLC‡ 8.066%, 01/31/31 1 mo. SOFR + 2.75%	196,982
169,663	Central Parent, Inc.‡ 9.309%, 07/06/29 3 mo. SOFR + 4.00%	170,550
173,282	Dun & Bradstreet Corp.‡ 8.068%, 01/18/29 1 mo. SOFR + 2.75%	173,896
169,624	II-VI, Inc.‡ 7.829%, 07/02/29 1 mo. SOFR + 2.50%	170,631
100,000	UKG, Inc.‡ 8.814%, 02/10/31 3 mo. SOFR + 3.50%	100,573
		1,055,589
	Materials (0.4%)
300,000	Axalta Coating Systems U.S. Holdings, Inc.‡! 0.000%, 12/20/29	301,202
134,325	Chemours Company‡ 8.817%, 08/18/28 1 mo. SOFR + 3.50%	134,451
183,613	Ineos US Finance, LLC‡ 8.930%, 02/18/30 1 mo. SOFR + 3.50%	184,301
138,600	Innophos, Inc.‡ 8.930%, 02/05/27 1 mo. SOFR + 3.50%	138,759
233,238	LSF11 A5 Holdco, LLC‡ 9.666%, 10/15/28 1 mo. SOFR + 4.25%	234,170
133,854	Trinseo Materials Operating SCA‡ 8.105%, 05/03/28 3 mo. SOFR + 2.50%	93,537
187,826	W.R. Grace & Co.-Conn.‡ 9.321%, 09/22/28 3 mo. SOFR + 3.75%	188,379
		1,274,799
	Special Purpose Acquisition Companies (0.1%)
98,250	Clydesdale Acquisition Holdings, Inc.‡ 9.091%, 04/13/29 1 mo. SOFR + 3.67%	98,785
44,100	Fertitta Entertainment, LLC‡ 9.069%, 01/27/29 1 mo. SOFR + 4.00%	44,252
177,300	Patagonia Holdco, LLC‡ 11.064%, 08/01/29 3 mo. SOFR + 5.75%	164,889
		307,926
	TOTAL BANK LOANS (Cost $13,871,881)	13,676,422
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCK (0.1%)
	Energy (0.1%)
14,700	Equitrans Midstream Corp.~‡ 13.740%, 05/15/24 (Cost $323,400)	$323,400
PREFERRED STOCKS (2.4%)
	Communication Services (0.6%)
21,155	AT&T, Inc.µ 4.750%, 02/18/25	415,484
9,450	AT&T, Inc.µ 5.350%, 11/01/66	211,964
36,510	Qwest Corp.µ 6.500%, 09/01/56	354,877
22,306	Telephone & Data Systems, Inc.µ 6.000%, 09/30/26	335,482
26,898	United States Cellular Corp.µ 5.500%, 03/01/70	477,977
22,660	United States Cellular Corp.µ 5.500%, 06/01/70	399,949
		2,195,733
	Consumer Discretionary (0.2%)
7,236	Ford Motor Companyµ 6.500%, 08/15/62	177,282
5,800	Ford Motor Companyµ 6.200%, 06/01/59	140,186
3,615	Guitar Center, Inc.&#	283,778
3,120	Qurate Retail, Inc.µ 8.000%, 03/15/31	144,050
9,600	QVC, Inc.µ 6.250%, 11/26/68	120,288
		865,584
	Energy (0.3%)
22,515	NuStar Energy, LP~‡ 11.234%, 05/30/24 3 mo. SOFR + 5.90%	574,358
17,500	NuStar Logistics, LP~‡ 12.324%, 01/15/43 3 mo. SOFR + 7.00%	443,800
		1,018,158
	Financials (0.7%)
9,800	Affiliated Managers Group, Inc.µ# 6.750%, 03/30/64	250,880
15,560	Annaly Capital Management, Inc.~‡ 10.557%, 05/30/24 3 mo. USD LIBOR + 4.99%	393,512
3,675	Capital One Financial Corp.µ 4.800%, 06/01/25	67,473
24,345	CNO Financial Group, Inc.µ 5.125%, 11/25/60	490,308
NUMBER OF SHARES		VALUE
4,608	Cullen/Frost Bankers, Inc.µ 4.450%, 12/15/25	$84,511
8,134	First Citizens BancShares, Inc.µ 5.625%, 01/04/27	177,403
3,288	Goldman Sachs Group, Inc.‡µ 6.375%, 05/17/24 3 mo. SOFR + 3.81%	82,134
23,595	Reinsurance Group of America, Inc.‡µ 7.125%, 10/15/52 5 year CMT + 3.46%	617,953
14,526	Selective Insurance Group, Inc.µ 4.600%, 12/15/25	260,887
		2,425,061
	Industrials (0.1%)
12,312	WESCO International, Inc.‡µ 10.625%, 06/22/25 5 year CMT + 10.33%	324,914
	Real Estate (0.3%)
23,352	Brookfield Property Partners, LP 5.750%, 03/31/25	292,134
12,800	Brookfield Property Partners, LP 6.375%, 09/30/24	173,184
6,245	Global Net Lease, Inc.µ 6.875%, 11/26/24	120,341
5,466	Global Net Lease, Inc.µ 7.500%, 05/30/24	112,381
8,025	Realty Income Corp.µ 6.000%, 05/30/24	189,470
		887,510
	Utilities (0.2%)
14,975	Brookfield Renewable Partners, LP 5.250%, 03/31/25	254,575
13,450	DTE Energy Company~µ 5.250%, 12/01/77	303,432
		558,007
	TOTAL PREFERRED STOCKS (Cost $9,471,916)	8,274,967
COMMON STOCKS (92.6%)
	Communication Services (6.3%)
111,000	Alphabet, Inc. - Class Aµ#	18,068,580
3,935	Altice USA, Inc. - Class A#	7,595
1,322	Cumulus Media, Inc. - Class Aµ#	3,477
126,500	Pinterest, Inc. - Class Aµ#	4,231,425
		22,311,077
	Consumer Discretionary (10.7%)
100,000	Amazon.com, Inc.~µ#	17,500,000
71,000	Hyatt Hotels Corp. - Class A~µ	10,564,090
40,500	Marriott International, Inc. - Class A~µ	9,563,265
		37,627,355
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
NUMBER OF SHARES			VALUE
		Consumer Staples (0.0%)
1,522		Mallinckrodt, PLC#	$80,666
		Energy (3.0%)
266,000		BP, PLC (ADR)~	10,312,820
260		Chesapeake Energy Corp.µ	23,369
12,950		Energy Transfer, LP~	203,703
3,970		Enterprise Products Partners, LP~	111,478
			10,651,370
		Financials (7.9%)
89,500		Charles Schwab Corp.µ	6,618,525
139,000		Morgan Stanley~µ	12,626,760
143,000		Wells Fargo & Companyµ	8,482,760
			27,728,045
		Health Care (15.9%)
48,500		Danaher Corp.µ	11,961,070
11,000		ICON, PLCµ#	3,276,680
14,400		IQVIA Holdings, Inc.µ#	3,337,488
119,500		Medtronic, PLCµ	9,588,680
109,000		Merck & Company, Inc.µ	14,084,980
113,000		Zimmer Biomet Holdings, Inc.~µ	13,591,640
			55,840,538
		Industrials (29.3%)
77,000		3M Companyµ	7,431,270
40,000	EUR	Airbus, SE	6,582,309
777,000		American Airlines Group, Inc.~µ#	10,497,270
65,000		Boeing Companyµ#	10,909,600
375,000		CSX Corp.~	12,457,500
66,000		Delta Air Lines, Inc.µ	3,304,620
35,800		General Dynamics Corp.µ	10,277,822
50,000		Honeywell International, Inc.~µ	9,636,500
62,900		L3Harris Technologies, Inc.µ	13,463,745
30,500		Union Pacific Corp.µ	7,233,380
221,500		United Airlines Holdings, Inc.µ#	11,398,390
			103,192,406
		Information Technology (19.5%)
43,000		Advanced Micro Devices, Inc.µ#	6,810,340
71,000		Analog Devices, Inc.µ	14,243,310
39,100		Microsoft Corp.^	15,222,803
130,000		Oracle Corp.µ	14,787,500
27,000	EUR	SAP, SE~	4,875,313
91,000		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)~	12,497,940
			68,437,206
NUMBER OF SHARES		VALUE
	Special Purpose Acquisition Company (0.0%)
1,380	Intelsat Emergence, SA~&#	$50,025
	TOTAL COMMON STOCKS (Cost $328,499,853)	325,918,688
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (1.1%)#
	Communication Services (0.1%)
1,800	Pinterest, Inc.
6,021,000	Call, 05/17/24, Strike $37.00	189,000
	Consumer Discretionary (0.3%)
1,000	Amazon.com, Inc.
17,500,000	Put, 05/03/24, Strike $177.50	922,500
405	Marriott International, Inc.
9,563,265	Put, 05/03/24, Strike $235.00	178,200
		1,100,700
	Industrials (0.2%)
770	3M Company
7,431,270	Call, 05/03/24, Strike $95.00	174,405
770
7,431,270	Put, 05/03/24, Strike $89.00	4,235
2,910	Delta Air Lines, Inc.
14,570,370	Call, 05/10/24, Strike $50.00	343,380
		522,020
	Information Technology (0.2%)
430	Advanced Micro Devices, Inc.
6,810,340	Put, 05/03/24, Strike $160.00	319,275
115	Arista Networks, Inc.
2,950,440	Put, 05/10/24, Strike $250.00	120,750
95	Monolithic Power Systems, Inc.
6,358,635	Call, 05/17/24, Strike $700.00	220,400
145	NVIDIA Corp.
3,755,500	Put, 05/17/24, Strike $800.00	160,588
		821,013
	Other (0.3%)
3,900	iShares 20+ Year Treasury Bond
34,405,800	Put, 06/21/24, Strike $85.00	298,350
2,120	SPDR S&P 500 ETF Trust
106,419,760	Put, 05/03/24, Strike $497.00	331,780
1,340
67,265,320	Put, 05/24/24, Strike $495.00	589,600
		1,219,730
	TOTAL PURCHASED OPTIONS (Cost $3,931,045)	3,852,463
See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)
PRINCIPAL AMOUNT		VALUE
U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
	Other (0.1%)
500,000	CoBank ACB‡ 7.250%, 07/01/29 (Cost $500,938)	$498,160
	TOTAL INVESTMENTS (131.7%) (Cost $474,564,203)	463,615,118
LIABILITIES, LESS OTHER ASSETS (-31.7%)		(111,566,648)
NET ASSETS (100.0%)		$352,048,470
NUMBER OF SHARES		VALUE
COMMON STOCKS SOLD SHORT (-8.0%)#
	Health Care (-0.8%)
(2,400)	Mettler-Toledo International, Inc.	(2,951,280)
	Industrials (-1.2%)
(13,500)	Eaton Corp., PLC	(4,296,510)
	Information Technology (-6.0%)
(26,700)	Apple, Inc.	(4,547,811)
(11,500)	Arista Networks, Inc.	(2,950,440)
(2,900)	KLA Corp.	(1,998,941)
(9,400)	Lam Research Corp.	(8,407,454)
(11,900)	Salesforce, Inc.	(3,200,386)
		(21,105,032)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $23,586,091)	(28,352,822)
EXCHANGE-TRADED FUNDS SOLD SHORT (-56.5%)#
	Other (-56.5%)
(361,000)	SPDR S&P 500 ETF Trust	(181,214,780)
(82,000)	VanEck Semiconductor ETF	(17,555,380)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $187,469,441)	(198,770,160)
	TOTAL SECURITIES SOLD SHORT (Proceeds $211,055,532)	(227,122,982)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
WRITTEN OPTIONS (-1.3%)#
	Communication Services (-0.1%)
	Pinterest, Inc.
1,265
4,231,425	Call, 05/17/24, Strike $36.00	(170,142)
360
1,204,200	Put, 05/17/24, Strike $30.00	(32,040)
		(202,182)
NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
	Consumer Discretionary (-0.2%)
1,250	Amazon.com, Inc.
21,875,000	Call, 06/21/24, Strike $200.00	$(362,500)
1,000
17,500,000	Put, 06/21/24, Strike $160.00	(350,000)
235	Hyatt Hotels Corp.
3,496,565	Put, 05/17/24, Strike $140.00	(36,425)
405	Marriott International, Inc.
9,563,265	Put, 05/17/24, Strike $220.00	(59,737)
		(808,662)
	Industrials (-0.1%)
1,150	United Airlines Holdings, Inc.
5,917,900	Call, 09/20/24, Strike $55.00	(431,250)
	Information Technology (-0.6%)
	Advanced Micro Devices, Inc.
430
6,810,340	Put, 05/03/24, Strike $152.50	(166,625)
430
6,810,340	Call, 06/21/24, Strike $185.00	(173,075)
	Arista Networks, Inc.
115
2,950,440	Put, 05/10/24, Strike $235.00	(58,650)
115
2,950,440	Put, 05/24/24, Strike $230.00	(61,525)
190	Monolithic Power Systems, Inc.
12,717,270	Call, 06/21/24, Strike $800.00	(268,850)
	NVIDIA Corp.
220
5,698,000	Put, 05/24/24, Strike $700.00	(168,850)
145
3,755,500	Put, 05/24/24, Strike $900.00	(1,143,688)
		(2,041,263)
	Other (-0.3%)
3,900	iShares 20+ Year Treasury Bond
34,405,800	Call, 05/03/24, Strike $88.00	(249,600)
	SPDR S&P 500 ETF Trust
2,210
110,937,580	Put, 06/28/24, Strike $460.00	(416,585)
935
46,935,130	Put, 05/31/24, Strike $460.00	(61,710)
4,800	Stellantis, NV
10,704,000	Put, 06/21/24, Strike $21.00	(216,000)
		(943,895)
	TOTAL WRITTEN OPTIONS (Premium $4,853,310)	$(4,427,252)
See accompanying Notes to Schedule of Investments

www.calamos.com

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

*  Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~  Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $140,406,913.

@  In default status and considered non-income producing.

‡  Variable rate security. The rate shown is the rate in effect at April 30, 2024.

^  Security, or portion of security, is on loan.

µ  Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $235,381,456.

¡  Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

!  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

&  Illiquid security.

#  Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR  European Monetary Unit

ABBREVIATION

ADR  American Depositary Receipt

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Long/Short Equity & Dynamic Income Trust Schedule of Investments April 30, 2024 (Unaudited)

The following table summarizes the Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of April 30, 2024 (see Note 1):

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Asset Backed Security	$—	$131,782	$—	$131,782
Corporate Bonds	—	110,513,640	—	110,513,640
Convertible Bonds	—	425,596	—	425,596
Bank Loans	—	13,676,422	—	13,676,422
Convertible Preferred Stock	—	323,400	—	323,400
Preferred Stocks	7,991,189	283,778	—	8,274,967
Common Stocks	314,330,375	11,588,313	—	325,918,688
Purchased Options	3,852,463	—	—	3,852,463
U.S. Government and Agency Security	—	498,160	—	498,160
Total	$326,174,027	$137,441,091	$—	$463,615,118
Liabilities:
Common Stocks Sold Short	$28,352,822	$—	$—	$28,352,822
Exchange-Traded Funds Sold Short	198,770,160	—	—	198,770,160
Written Options	4,427,252	—	—	4,427,252
Total	$231,550,234	$—	$—	$231,550,234

SECTOR WEIGHTINGS

Industrials	24.4%
Financials	16.7
Information Technology	15.4
Health Care	12.9
Consumer Discretionary	11.9
Communication Services	7.0
Energy	5.1
Utilities	2.0
Consumer Staples	0.9
Materials	0.8
Real Estate	0.3
Airlines	0.3
Special Purpose Acquisition Companies	0.1

Sector Weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the Fund may hold.

ASSET ALLOCATION

Fund asset allocations are based on total investments and may vary over time.

See accompanying Notes to Schedule of Investments

www.calamos.com

Notes to Financial Statements (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible Opportunities and Income Fund ("CHI"), Calamos Convertible and High Income Fund ("CHY"), Calamos Strategic Total Return Fund ("CSQ"), Calamos Dynamic Convertible and Income Fund ("CCD"), Calamos Global Dynamic Income Fund ("CHW"), Calamos Global Total Return Fund ("CGO"), and Calamos Long/Short Equity & Dynamic Income Trust ("CPZ") (each a "Fund", and collectively, the "Funds") were each organized as Delaware statutory trusts and are each registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, closed-end management investment company.

Significant Accounting Policies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP), and the Funds are each considered an investment company under U.S. GAAP and follow the accounting and reporting guidance set forth by the Financial Accounting Standards Board in Accounting Standards Codification (ASC) Topic 946: Financial Services—Investment Companies. Under U.S. GAAP, management is required to make certain estimates and assumptions at the date of the financial statements and actual results may differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. Each Board of Trustees ("Board" or "Trustees"), including a majority of the Trustees who are not "interested persons" of each Fund, have designated Calamos Advisors LLC ("Calamos Advisors", or the "Advisor") to perform fair valuation determinations related to all Funds' investments under the oversight of the Board. As "valuation designee" Calamos Advisors has adopted policies and procedures to guide the determination of the net asset value ("NAV") on any day on which each Fund's NAV is determined. The valuation of each Fund's investments is in accordance with these procedures.

Funds' securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund's NAV is not calculated.

If the Advisor's pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund's NAV.

Various inputs are used to determine the value of each Fund's investments. These inputs are categorized into three broad levels as follows:

•  Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•  Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•  Level 3 – Prices reflect unobservable market inputs (including each Fund's own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund's investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Schedule of Investments.

Investment Transactions. Investment transactions are recorded on a trade date basis as of April 30, 2024. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to each respective Fund are charged to the Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund, Calamos Global Dynamic Income Fund, Calamos Dynamic Convertible and Income Fund, Calamos Long/Short Equity & Dynamic Income Trust, Calamos Antetokounmpo Sustainable Equities Trust, and Calamos ETF Trust are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

www.calamos.com

Notes to Financial Statements (Unaudited)

Income Taxes. No provision has been made for U.S. income taxes because each Funds' policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of the respective Funds' taxable income and net realized gains.

Dividends and distributions paid to common shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book and tax" differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting for fixed income securities. The financial statements are not adjusted for temporary differences.

Distributions to holders of Mandatory Redeemable Preferred Shares ("MRPS") as described in Note 8 are accrued on a daily basis and are treated as an operating expense due to the fixed term of the obligation. The distributions are shown on the Statement of Operations as Interest expense and amortization of offering costs on MRPS. For tax purposes, the distributions made to the holders of the MRPS are treated as dividends.

The Funds recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2021 – 2023 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Funds' organizational documents, each Fund is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Fund. In addition, in the normal course of business, a Fund may enter into contracts that provide general indemnifications to other parties. A Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. Currently, the Funds' management expects the risk of material loss in connection to a potential claim to be remote.

Note 2 – Investment Adviser and Transactions With Affiliates Or Certain Other Parties

Pursuant to an investment advisory agreement with Calamos Advisors, each Fund pays an annual fee, payable monthly based on the average weekly managed assets of the Fund, as shown below:

FUND	ANNUAL RATE
Convertible Opportunities and Income Fund	0.80%
Convertible and High Income Fund	0.80%
Strategic Total Return Fund	1.00%
Dynamic Convertible and Income Fund	1.00%
Global Dynamic Income Fund	1.00%
Global Total Return Fund	1.00%
Long/Short Equity & Dynamic Income Trust	1.35%

Each Fund reimburses Calamos Advisors for a portion of compensation paid to each Trust's Chief Compliance Officer. This compensation is reported as part of the "Trustees' fees and officer compensation" expense on the Funds' Statements of Operations.

The Funds have adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" (as defined in the 1940 Act) and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of the Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

At April 30, 2024, the Funds had deferred compensation balances, which are included in "Other assets" on the Statements of Assets and Liabilities, as follows:

FUND	AMOUNT
Convertible Opportunities and Income Fund	$202,110
Convertible and High Income Fund	174,425
Strategic Total Return Fund	246,919
Dynamic Convertible and Income Fund	0
Global Dynamic Income Fund	93,822
Global Total Return Fund	59,621
Long/Short Equity & Dynamic Income Trust	0

Each Fund's obligation to make payments under the Plan is a general obligation of the Fund and is included in "Payable for deferred compensation to trustees" on the Statements of Assets and Liabilities at April 30, 2024.

Note 3 – Investments

The cost of purchases and proceeds from sales of long-term investments, excluding investments sold short, for the period ended April 30, 2024 are shown in the table below. Furthermore, the cost of purchases to cover short sales and the proceeds of short sales were $362,303,957 and $301,661,173 for Long/Short Equity & Dynamic Income Fund, respectively.

	COST OF PURCHASES		PROCEEDS FROM SALES
FUND	U.S. GOV'T SECURITIES	OTHER	U.S. GOV'T SECURITIES	OTHER
Convertible Opportunities and Income Fund	$—	$178,127,069	$—	$222,952,592
Convertible and High Income Fund	—	193,047,002	—	242,308,301
Strategic Total Return Fund	250,938	388,223,447	66,901,030	459,504,697
Dynamic Convertible and Income Fund	—	123,430,062	—	158,335,120
Global Dynamic Income Fund	—	699,116,938	309,673	734,036,611
Global Total Return Fund	—	147,413,571	—	153,314,381
Long/Short Equity & Dynamic Income Trust	500,938	575,205,241	—	625,997,256

Note 4 – Income Taxes

The cost basis of investments for federal income tax purposes at April 30, 2024 was as follows*:

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Convertible Opportunities and Income Fund	$1,185,400,692	$57,300,432	$(104,004,770)	$(46,704,338)
Convertible and High Income Fund	1,291,268,212	61,345,959	(113,551,179)	(52,205,220)
Strategic Total Return Fund	2,669,418,846	1,104,318,563	(197,763,899)	906,554,664
Dynamic Convertible and Income Fund	793,239,835	46,787,504	(68,297,943)	(21,510,439)
Global Dynamic Income Fund	745,583,363	17,757,338	(118,269,266)	(100,511,928)
Global Total Return Fund	162,248,134	6,150,625	(16,353,570)	(10,202,945)
Long/Short Equity & Dynamic Income Trust	258,655,361	13,144,858	(39,735,335)	(26,590,477)

*  Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Each Fund intends to make monthly distributions from its income available for distribution, which consists of each Fund's dividends and interest income after payment of Fund expenses, and net realized gains on investments. At least annually, each Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions are recorded on the ex-dividend date. Each Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings

www.calamos.com

Notes to Financial Statements (Unaudited)

and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component.

The tax character of distributions for the period ended April 30, 2024 will be determined at the end of each Fund's current fiscal year. Distributions during the fiscal period ended October 31, 2023 were characterized for federal income tax purposes as follows:

	YEAR ENDED OCTOBER 31, 2023
FUND	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	RETURN OF CAPITAL
Convertible Opportunities and Income Fund	$30,821,886	$58,448,531	$—
Convertible and High Income Fund	32,248,272	63,794,457	—
Strategic Total Return Fund	17,803,791	190,612,272	—
Dynamic Convertible and Income Fund	16,264,044	48,555,021	—
Global Dynamic Income Fund	21,588,110	—	19,222,158
Global Total Return Fund	5,888,148	1,289,760	2,813,588
Long/Short Equity & Dynamic Income Trust	32,183,213	798,873	—

As of October 31, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows:

	CONVERTIBLE OPPORTUNITIES AND INCOME FUND	CONVERTIBLE AND HIGH INCOME FUND	STRATEGIC TOTAL RETURN FUND	DYNAMIC CONVERTIBLE AND INCOME FUND
Undistributed ordinary income	$—	$—	$—	$—
Undistributed capital gains	2,231,502	442,758	4,141,607	4,987,751
Total undistributed earnings	2,231,502	442,758	4,141,607	4,987,751
Accumulated capital and other losses	—	—	(8,231,699)	—
Net unrealized gains/(losses)	(165,873,337)	(182,602,517)	264,399,772	(108,722,163)
Total accumulated earnings/(losses)	(163,641,835)	(182,159,759)	260,309,680	(103,734,412)
Other	(104,840)	(136,044)	(123,631)	—
Paid-in-capital	836,528,404	907,116,571	1,889,816,626	563,099,438
Net assets applicable to common shareholders	$672,781,729	$724,820,768	$2,150,002,675	$459,365,026

	GLOBAL DYNAMIC INCOME FUND	GLOBAL TOTAL RETURN FUND	LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
Undistributed ordinary income	$—	$—	$4,767,671
Undistributed capital gains	—	—	—
Total undistributed earnings	—	—	4,767,671
Accumulated capital and other losses	—	—	—
Net unrealized gains/(losses)	(163,667,896)	(25,255,338)	(68,500,156)
Total accumulated earnings/(losses)	(163,667,896)	(25,255,338)	(63,732,485)
Other	(206,675)	(91,992)	(4,118,672)
Paid-in-capital	546,739,904	114,926,525	392,628,225
Net assets applicable to common shareholders	$382,865,333	$89,579,195	$324,777,068

Note 5 – Short Sales

Calamos Global Dynamic Income Fund and Calamos Long/Short Equity & Dynamic Income Trust may sell securities short. Securities sold short represent obligations to deliver the securities at a future date. Each Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 6 – Derivative Instruments

Foreign Currency Risk. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

To mitigate the counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Generally, collateral is exchanged between a Fund and the counterparty and the amount of collateral due from a Fund or to a counterparty has to exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. When a Fund is required to post collateral under the terms of a derivatives transaction and master netting agreement, a Fund's custodian holds the collateral in a segregated account, subject to the terms of a tri-party agreement among a Fund, the custodian and the counterparty. The master netting agreement and tri-party agreement provide, in relevant part, that the counterparty may have rights to the amounts in the segregated account in the event that a Fund defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. When a counterparty is required to post collateral under the terms of a derivatives transaction and master netting agreement, the counterparty delivers such amount to a Fund's custodian. The master netting agreement provides, in relevant part, that the Fund may have rights to such collateral in the event that the counterparty defaults in its obligation with respect to the derivative instrument that is subject to the collateral requirement. Generally before a default, neither a Fund nor the counterparty may resell, rehypothecate, or repledge any collateral that it receives.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Each Fund's net counterparty exposure, if any, is reflected in the Schedules of Investments. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward foreign currency contracts for any of the Funds at April 30, 2024.

Equity Risk. Each Fund may engage in option transactions and in doing so achieves similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

To seek to offset some of the risk of a potential decline in value of certain long positions, each Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange-traded funds ("ETFs"). Each Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in a Fund's portfolio, on broad-based securities indexes, or certain ETFs.

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Notes to Financial Statements (Unaudited)

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately on the Statements of Operations as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by each Fund do not typically give rise to counterparty credit risk since options written obligate each Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to each Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. As of April 30, 2024, the Funds had outstanding purchased options and/or written options as listed on the Schedules of Investments.

Interest Rate Risk. Each Fund may engage in interest rate swaps primarily to hedge the interest rate risk on the Fund's borrowings (see Note 7—Notes Payable). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Unrealized gains are reported as an asset, and unrealized losses are reported as a liability on the Statements of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on interest rate swaps in the Statements of Operations. A realized gain or loss is recorded in net realized gain (loss) on interest rate swaps in the Statements of Operations upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of each Fund. Please see the disclosure regarding ISDA Master Agreements under Foreign Currency Risk within this note.

Premiums paid to or by a Fund are accrued daily and included in realized gain (loss) when paid on swaps in the accompanying Statements of Operations. The contracts are marked-to-market daily based upon third party vendor valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms, counterparty's creditworthiness, and the possible lack of liquidity with respect to the contracts.

As of April 30, 2024, the Funds had no outstanding interest rate swap agreements.

As of April 30, 2024, the Funds had outstanding derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	CONVERTIBLE OPPORTUNITIES AND INCOME FUND
Gross amounts at fair value:
Purchased Options(1)	$404,625	$—
	$404,625	$—
	CONVERTIBLE AND HIGH INCOME FUND
Gross amounts at fair value:
Purchased Options(1)	$435,750	$—
	$435,750	$—

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	STRATEGIC TOTAL RETURN FUND
Gross amounts at fair value:
Purchased Options(1)	$2,206,500	$—
Written Options(2)	—	1,666,590
	$2,206,500	$1,666,590
	DYNAMIC CONVERTIBLE AND INCOME FUND
Gross amounts at fair value:
Purchased Options(1)	$342,375	$—
	$342,375	$—
	GLOBAL DYNAMIC INCOME FUND
Gross amounts at fair value:
Purchased Options(1)	$5,915,311	$—
Written Options(2)	—	398,719
	$5,915,311	$398,719
	GLOBAL TOTAL RETURN FUND
Gross amounts at fair value:
Purchased Options(1)	$1,414,813	$—
Written Options(2)	—	91,504
	$1,414,813	$91,504
	LONG/SHORT EQUITY & DYNAMIC INCOME TRUST
Gross amounts at fair value:
Purchased Options(1)	$3,852,463	$—
Written Options(2)	—	4,427,252
	$3,852,463	$4,427,252

For the period ended April 30, 2024, the volume of derivative activity for the Fund is reflected below:*

FUND	PURCHASED OPTIONS(1)	WRITTEN OPTIONS(2)
Convertible Opportunities and Income Fund	5,225	—
Convertible and High Income Fund	5,650	—
Strategic Total Return Fund	20,660	9,340
Dynamic Convertible and Income Fund	4,475	—
Global Dynamic Income Fund	26,954	4,756
Global Total Return Fund	6,733	1,175
Long/Short Equity & Dynamic Income Trust	194,576	208,866

*  Activity during the period is measured by opened number of contracts for options purchased or written.

(1)  Generally, the Statement of Assets and Liabilities location for Purchased Options is "Investments in securities, at value".

(2)  Generally, the Statement of Assets and Liabilities location for Written Options is "Options written, at value".

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Notes to Financial Statements (Unaudited)

Note 7 – Notes Payable

The Funds have each entered into an Amended and Restated Liquidity Agreement (the "SSB Agreement") with State Street Bank and Trust Company ("SSB") that allows each Fund to borrow up to a certain limit as shown in the table below, as well as engage in securities lending and securities repurchase transactions.

FUND	BORROWING LIMIT (IN MILLIONS)
Convertible Opportunities and Income Fund	$430.0
Convertible and High Income Fund	480.0
Strategic Total Return Fund	1,130.0
Dynamic Convertible and Income Fund	370.0
Global Dynamic Income Fund	265.0
Global Total Return Fund	55.0
Long/Short Equity & Dynamic Income Trust	150.0

Advances under the SSB Agreement are secured by assets of the Funds that are held with the Funds' custodian in a separate account (the "pledged collateral"). Interest on the SSB Agreement was charged on the drawn amount at the rate of OBFR plus 0.52%. A commitment fee of 0.10% is payable on any undrawn balance. For the period ended April 30, 2024, the Funds borrowed according to the table below:

FUND	AVERAGE BORROWINGS (IN MILLIONS)	AVERAGE INTEREST RATE	TOTAL OUTSTANDING BORROWINGS (IN MILLIONS)	INTEREST RATE APPLICABLE TO BORROWINGS
Convertible Opportunities and Income Fund	$314.4	5.94%	$314.4	5.84%
Convertible and High Income Fund	340.4	5.94%	340.4	5.84%
Strategic Total Return Fund	819.3	5.94%	860.5	5.84%
Dynamic Convertible and Income Fund	210.0	5.94%	210.0	5.84%
Global Dynamic Income Fund	135.7	5.94%	147.1	5.84%
Global Total Return Fund	31.4	5.94%	34.4	5.84%
Long/Short Equity & Dynamic Income Trust	120.0	5.94%	120.0	5.84%

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral received by SSB on behalf of the Fund is deposited by SSB in a custodial account of the Fund and then applied to repay borrowings under the SSB Agreement, such that the cash advanced to the Fund remains unchanged. Upon termination of a securities loan, SSB will advance to the Fund the cash collateral required to be returned by the Fund, or secure the appropriate amount through one or more securities lending transactions as the Fund's agent, and deposit the amount to a custodial account of the Fund and then subsequently return such amount to the securities borrower against return of the securities on loan. Again, the net cash to the Fund is unaltered. Only the composition of the advance is changed, and regardless of the composition of advances as between cash collateral for securities lending transactions or borrowings from SSB, they are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. The Fund has the right to recall securities which have been lent at any time. The securities lending arrangement with SSB involves characteristics common in arm's length relationships in which one party may benefit at the expense of the other party. As of April 30, 2024, the Funds had securities on loan under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities and are shown in the table below. The borrowings are categorized as Level 2 within the fair value hierarchy.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

The composition of the securities on loan was as follows:

FUND	SECURITIES ON LOAN (IN MIILIONS)	FIXED INCOME SECURITIES (IN MILLIONS)	EQUITY SECURITIES (IN MILLIONS)
Convertible Opportunities and Income Fund	$52.8	$45.4	$7.4
Convertible and High Income Fund	52.2	44.3	7.9
Strategic Total Return Fund	773.6	13.3	760.3
Dynamic Convertible and Income Fund	24.8	19.1	5.7
Global Dynamic Income Fund	20.7	6.3	14.4
Global Total Return Fund	17.7	2.8	14.9
Long/Short Equity & Dynamic Income Trust	0.8	0.7	0.1

Note 8 – Mandatory Redeemable Preferred Shares

All Funds except Long/Short Equity & Dynamic Income Trust have MRPS issued and outstanding, each divided into four series with different mandatory redemption dates and dividend rates. The tables below summarize the key terms of each series of the MRPS at April 30, 2024.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The tables below summarizes the key terms of each Fund's series of the MRPS at April 30, 2024.

CONVERTIBLE OPPORTUNITIES AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	1,330	$25	$33,250,000
Series C	9/6/17	9/6/27	4.24%	1,340	$25	$33,500,000
Series D	8/24/21	8/24/26	2.45%	1,320	$25	$33,000,000
Series E	3/8/22	5/24/27	2.68%	1,330	$25	$33,250,000
Total						$133,000,000

CONVERTIBLE AND HIGH INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	1,460	$25	$36,500,000
Series C	9/6/17	9/6/27	4.24%	1,480	$25	$37,000,000
Series D	8/24/21	8/24/26	2.45%	1,400	$25	$35,000,000
Series E	3/8/22	5/24/27	2.68%	1,460	$25	$36,500,000
Total						$145,000,000

STRATEGIC TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	3,220	$25	$80,500,000
Series C	9/6/17	9/6/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/21	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	5/24/22	5/24/27	3.66%	4,000	$25	$100,000,000
Total						$323,500,000

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Notes to Financial Statements (Unaudited)

DYNAMIC CONVERTIBLE AND INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	850	$25	$21,250,000
Series C	9/6/17	9/6/27	4.24%	860	$25	$21,500,000
Series D	8/24/21	8/24/26	2.45%	1,120	$25	$28,000,000
Series E	3/8/22	5/24/27	2.68%	850	$25	$21,250,000
Total						$92,000,000

GLOBAL DYNAMIC INCOME FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	860	$25	$21,500,000
Series C	9/6/17	9/6/27	4.24%	880	$25	$22,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25	$5,000,000
Series E	3/8/22	5/24/27	2.68%	860	$25	$21,500,000
Total						$70,000,000

GLOBAL TOTAL RETURN FUND

SERIES	ISSUE DATE	TERM REDEMPTION DATE	DIVIDEND RATE	SHARES (000'S)	LIQUIDATION PREFERENCE PER SHARE	AGGREGATE LIQUIDATION PREFERENCE
Series B	9/6/17	9/6/24	4.00%	160	$25	$4,000,000
Series C	9/6/17	9/6/27	4.24%	160	$25	$4,000,000
Series D	8/24/21	8/24/26	2.45%	200	$25	$5,000,000
Series E	3/8/22	5/24/27	2.68%	160	$25	$4,000,000
Total						$17,000,000

Offering costs incurred by the Funds in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of operations.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in each Fund's Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended April 30, 2024, all MRPS were rated `AA-' by Kroll Bond Rating Agency LLC ("KBRA"). If the ratings of the MRPS are downgraded, each Fund's dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA-" by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when a Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" with each Fund's Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one "valuation date" in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Notes to Financial Statements (Unaudited)

MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund's paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund's MRPS' then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

In accordance with that certain Statement of Preferences governing the Series D, E and F MRPS, for so long as any MRPS are outstanding, a Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively "non-cash distributions") with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code ("Tax Required Payments"). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Funds' governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Funds as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of a Fund, voting separately as a class. Except during any time when a Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board on any matter submitted to them for their vote or to the vote of shareholders of a Fund generally.

Note 9 – Common Shares

Each Fund has unlimited common shares of beneficial interest authorized at April 30, 2024. Transactions in common shares for each fund at April 30, 2024 were as follows:

CONVERTIBLE OPPORTUNITIES AND INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	74,818,167	74,081,296
Shares sold	—	—
Shares issued through reinvestment of distributions	419,858	736,871
Ending shares	75,238,025	74,818,167

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Notes to Financial Statements (Unaudited)

CONVERTIBLE AND HIGH INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	76,379,270	75,661,499
Shares sold	—	—
Shares issued through reinvestment of distributions	383,304	717,771
Ending shares	76,762,574	76,379,270

STRATEGIC TOTAL RETURN FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	160,335,126	158,887,622
Shares sold	—	702,814
Shares issued through reinvestment of distributions	34,509	744,690
Ending shares	160,369,635	160,335,126
DYNAMIC CONVERTIBLE AND INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	26,644,318	26,080,838
Shares sold	—	206,742
Shares issued through reinvestment of distributions	128,264	356,738
Ending shares	26,772,582	26,644,318
GLOBAL DYNAMIC INCOME FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	63,864,387	63,864,387
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	63,864,387	63,864,387
GLOBAL TOTAL RETURN FUND	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	9,825,838	9,823,566
Shares sold	—	—
Shares issued through reinvestment of distributions	—	2,272
Ending shares	9,825,838	9,825,838
LONG/SHORT EQUITY & DYNAMIC INCOME TRUST	SIX MONTHS ENDED APRIL 30, 2024	YEAR ENDED OCTOBER 31, 2023
Beginning shares	19,632,194	19,632,194
Shares sold	—	—
Shares issued through reinvestment of distributions	—	—
Ending shares	19,632,194	19,632,194

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that each Fund may from time to time purchase its shares of common stock in the open market.

The Funds also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of each Fund's common shares at the time such common shares are initially sold.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, and Calamos Long/Short Equity & Dynamic Income Trust

Results of Review of Interim Financial Information

We have reviewed the accompanying statements of assets and liabilities of Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, Calamos Global Dynamic Income Fund, Calamos Global Total Return Fund, and Calamos Long/Short Equity & Dynamic Income Trust (the "Funds"), including the schedules of investments, as of April 30, 2024, the related statements of operations, changes in net assets, and the financial highlights for the six month period then ended; and the related notes (collectively referred to as the "interim financial information"). Based on our reviews, we are not aware of any material modifications that should be made to the accompanying interim financial information for it to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the statements of changes in net assets of the Funds and the financial highlights for each of the periods listed in the table below; and in our report dated December 20, 2023, we expressed an unqualified opinion on such statements of changes in net assets and financial highlights.

Individual Fund Comprising the Calamos Investment Trust	Statement of Changes in Net Assets	Financial Highlights

Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Dynamic Income Fund, and Calamos Global Total Return Fund

	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015, and 2014
Calamos Dynamic Convertible and Income Fund	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, and the period from March 27, 2015 (commencement of operations) through October 31, 2015
Calamos Long/Short Equity & Dynamic Income Trust	For the years ended October 31, 2023 and 2022	For the years ended October 31, 2023, 2022, 2021, and the period from November 29, 2019 (commencement of operations) through October 31, 2020

Basis for Review Results

This interim financial information is the responsibility of the Funds' management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our reviews in accordance with standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

June 20, 2024

Chicago, Illinois

We have served as the auditor of one or more Calamos investment companies since 2003.

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About Closed-End Funds

What is a Closed-End Fund?

A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund's Board of Trustees.

Potential Advantages of Closed-End Fund Investing

•  Defined Asset Pool Allows Efficient Portfolio Management—Although closed-end fund shares trade actively on a securities exchange, this doesn't affect the closed-end fund manager because there are no new investors buying into or selling out of the fund's portfolio.

•  More Flexibility in the Timing and Price of Trades—Investors can purchase and sell shares of closed-end funds throughout the trading day, just like the shares of other publicly traded securities.

•  Lower Expense Ratios—The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.

•  Closed-End Structure Makes Sense for Less-Liquid Asset Classes—A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.

•  Ability to Put Leverage to Work—Closed-end funds may issue senior securities (such as preferred shares or debentures) or borrow money to "leverage" their investment positions.

•  No Minimum Investment Requirements

OPEN-END MUTUAL FUNDS VERSUS CLOSED-END FUNDS

OPEN-END FUND	CLOSED-END FUND
Issues new shares on an ongoing basis	Generally issues a fixed number of shares
Issues common equity shares	Can issue common equity shares and senior securities such as preferred shares and bonds
Sold at NAV plus any sales charge	Price determined by the marketplace
Sold through the fund's distributor	Traded in the secondary market
Fund redeems shares at NAV calculated at the close of business day	Fund does not redeem shares

You can purchase or sell common shares of closed-end funds daily. Like any other stock, market price will fluctuate with the market. Upon sale, your shares may have a market price that is above or below net asset value and may be worth more or less than your original investment. Shares of closed-end funds frequently trade at a discount, which is a market price that is below their net asset value.

Leverage creates risks which may adversely affect return, including the likelihood of greater volatility of net asset value and market price of common shares and fluctuations in the variable rates of the leverage financing.

Each open-end or closed-end fund should be evaluated individually. Before investing carefully consider the fund's investment objectives, risks, charges and expenses.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Level Rate Distribution Policy

Using a Level Rate Distribution Policy to Promote Dependable Income and Total Return

Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund have implemented a level rate distribution policy. The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, may contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains, and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. Please refer to each Fund's financial statements for specific information about distributions made during the last fiscal year.

There is no guarantee that the Funds will realize capital gains in any given year. Distributions are subject to recharacterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV. For purposes of maintaining the level rate distribution policy, the Funds may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Funds.

Distributions from the Funds are generally subject to Federal income taxes.

Managed Distribution Policy

Using a Managed Distribution Policy to Promote Dependable Income and Total Return

Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund, and Calamos Long/Short Equity & Dynamic Income Trust have implemented a managed distribution policy. The goal of the managed distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can serve either as a stable income stream or, through reinvestment, may contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a managed distribution policy for Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Dynamic Convertible and Income Fund and Calamos Long/Short Equity & Dynamic Income Trust. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains, net realized long-term capital gains and, if necessary, return of capital. Please refer to each Fund's financial statements for specific information about distributions made during the last fiscal year.

Distributions of capital decrease a Fund's total assets and total assets per share and, therefore, could have the effect of increasing a Fund's expense ratio. In general, the policy of fixing a Fund's distributions at a targeted rate does not affect a Fund's investment strategy. However, in order to make these distributions, on occasion the Funds may have to sell portfolio securities at a less than opportune time.

There is no guarantee that the Funds will realize capital gains in any given year. Distributions are subject to re-characterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV.

Distributions from the Funds are generally subject to Federal income taxes.

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Automatic Dividend Reinvestment Plan

Maximizing Investment with an Automatic Dividend Reinvestment Plan

The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of each Fund, allowing you to increase your investment in the Fund.

Potential Benefits

•  Compounded Growth: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.

•  Potential for Lower Commission Costs: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants. There is no cost to enroll in the Plan.

•  Convenience: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

Pursuant to the Plan, unless a shareholder is ineligible or elects otherwise, all dividend and capital gains on common shares distributions are automatically reinvested by Computershare, as agent for shareholders in administering the Plan ("Plan Agent"), in additional common shares of the Fund. Shareholders who elect not to participate in the Plan will receive all dividends and distributions payable in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by Plan Agent, as dividend paying agent. Shareholders may elect not to participate in the Plan and to receive all dividends and distributions in cash by sending written instructions to the Plan Agent, as dividend paying agent, at: Dividend Reinvestment Department, P.O. Box 43078, Providence RI 02940-3078. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by giving notice in writing to the Plan Agent; such termination will be effective with respect to a particular dividend or distribution if notice is received prior to the record date for the applicable distribution.

The shares are acquired by the Plan Agent for the participant's account either (i) through receipt of additional common shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the NASDAQ or elsewhere. If, on the payment date, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (a "market premium"), the Plan Agent will receive newly issued shares from the Fund for each participant's account. The number of newly issued common shares to be credited to the participant's account will be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per common share on the payment date, or (ii) 95% of the market price per common share on the payment date.

If, on the payment date, the net asset value per common share exceeds the market price plus estimated brokerage commissions (a "market discount"), the Plan Agent has a limited period of time to invest the dividend or distribution amount in shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the common shares as of the payment date, the purchase price paid by Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if such dividend or distribution had been paid in common shares issued by the Fund. The weighted average price (including brokerage commissions) of all common shares purchased by the Plan Agent as Plan Agent will be the price per common share allocable to each participant. If the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the dividend or distribution amount in newly issued shares at the net asset value per common share at the close of business on the last purchase date.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends even though no cash is received by participants.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Automatic Dividend Reinvestment Plan

There are no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends or distributions. If a participant elects to have the Plan Agent sell part or all of his or her common shares and remit the proceeds, such participant will be charged his or her pro rata share of brokerage commissions on the shares sold, plus a $15 transaction fee. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

A participant may request the sale of all of the common shares held by the Plan Agent in his or her Plan account in order to terminate participation in the Plan. If such participant elects in advance of such termination to have the Plan Agent sell part or all of his shares, the Plan Agent is authorized to deduct from the proceeds a $15.00 fee plus the brokerage commissions incurred for the transaction. A participant may re-enroll in the Plan in limited circumstances.

The terms and conditions of the Plan may be amended by the Plan Agent or the Fund at any time upon notice as required by the Plan.

This discussion of the Plan is only summary, and is qualified in its entirety by the Terms and Conditions of the Dividend Reinvestment Plan filed as part of the Fund's registration statement.

For additional information about the Plan, please contact the Plan Agent, Computershare, at 866.226.8016. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We're pleased to provide our shareholders with the additional benefit of the Fund's Dividend Reinvestment Plan and hope that it may serve your financial plan.

Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

Each Fund is organized as a Delaware statutory trust and thus is subject to the control share acquisition statute contained in Subchapter III of the Delaware Statutory Trust Act (the DSTA Control Share Statute). The DSTA Control Share Statute applies to any closed-end investment company organized as a Delaware statutory trust and listed on a national securities exchange, such as the Fund. The DSTA Control Share Statute became automatically applicable to the Funds on August 1, 2022.

The DSTA Control Share Statute defines "control beneficial interests" (referred to as "control shares" herein) by reference to a series of voting power thresholds and provides that a holder of control shares acquired in a control share acquisition has no voting rights under the Delaware Statutory Trust Act (DSTA) or each Fund's Governing Documents (as used herein, "Governing Documents" means each Fund's Agreement and Declaration of Trust and By-Laws, together with any amendments or supplements thereto, including any Statement of Preferences establishing a series of preferred shares, as applicable) with respect to the control shares acquired in the control share acquisition, except to the extent approved by a Fund's shareholders by the affirmative vote of two—thirds of all the votes entitled to be cast on the matter, excluding all interested shares (generally, shares held by the acquiring person and their associates and shares held by Fund insiders).

The DSTA Control Share Statute provides for a series of voting power thresholds above which shares are considered control shares. Whether one of these thresholds of voting power is met is determined by

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Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

aggregating the holdings of the acquiring person as well as those of his, her or its "associates." These thresholds are:

•  10% or more, but less than 15% of all voting power;

•  15% or more, but less than 20% of all voting power;

•  20% or more, but less than 25% of all voting power;

•  25% or more, but less than 30% of all voting power;

•  30% or more, but less than a majority of all voting power; or

•  a majority or more of all voting power.

Under the DSTA Control Share Statute, once a threshold is reached, an acquirer has no voting rights with respect to shares in excess of that threshold (i.e., the "control shares") until approved by a vote of shareholders, as described above, or otherwise exempted by the Funds' Board of Trustees. The DSTA Control Share Statute contains a statutory process for an acquiring person to request a shareholder meeting for the purpose of considering the voting rights to be accorded control shares. An acquiring person must repeat this process at each threshold level.

Under the DSTA Control Share Statute, an acquiring person's "associates" are broadly defined to include, among others, relatives of the acquiring person, anyone in a control relationship with the acquiring person, any investment fund or other collective investment vehicle that has the same investment adviser as the acquiring person, any investment adviser of an acquiring person that is an investment fund or other collective investment vehicle and any other person acting or intending to act jointly or in concert with the acquiring person.

Voting power under the DSTA Control Share Statute is the power (whether such power is direct or indirect or through any contract, arrangement, understanding, relationship or otherwise) to directly or indirectly exercise or direct the exercise of the voting power of shares of a Fund in the election of each Fund's Trustees (either generally or with respect to any subset, series or class of trustees, including any Trustees elected solely by a particular series or class of shares, such as the preferred shares). Thus, a Fund's preferred shares, as applicable, acquired in excess of the above thresholds would be considered control shares with respect to the preferred share class vote for two Trustees.

Any control shares of the Fund acquired before August 1, 2022 are not subject to the DSTA Control Share Statute; however, any further acquisitions on or after August 1, 2022 are considered control shares subject to the DSTA Control Share Statute.

The DSTA Control Share Statute requires shareholders to disclose to a Fund any control share acquisition within 10 days of such acquisition, and also permits the Fund to require a shareholder or an associate of such person to disclose the number of shares owned or with respect to which such person or an associate thereof can directly or indirectly exercise voting power. Further, the DSTA Control Share Statute requires a shareholder or an associate of such person to provide to the Fund within 10 days of receiving a request therefor from the Fund any information that the Fund's Trustees reasonably believe is necessary or desirable to determine whether a control share acquisition has occurred.

The DSTA Control Share Statute permits the Funds' Board of Trustees, through a provision in each Fund's Governing Documents or by Board action alone, to eliminate the application of the DSTA Control Share Statute to the acquisition of control shares in the Fund specifically, generally, or generally by types, as to specifically identified or unidentified existing or future beneficial owners or their affiliates or associates or as to any series or classes of shares. The DSTA Control Share Statute does not provide that the Fund can generally "opt out" of the application of the DSTA Control Share Statute; rather, specific acquisitions or classes of acquisitions may be exempted by the Board of Trustees, either in advance or retroactively, but other aspects of the DSTA Control Share Statute, which are summarized above, would continue to apply.

CALAMOS CLOSED-END FAMILY OF FUNDS SEMIANNUAL REPORT

Additional Fund Information: Delaware Statutory Trust Act – Control Share Acquisitions

The DSTA Control Share Statute further provides that the Board of Trustees is under no obligation to grant any such exemptions.

The foregoing is only a summary of the material terms of the DSTA Control Share Statute. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

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MANAGING YOUR CALAMOS FUNDS INVESTMENTS

Calamos Investments offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

PERSONAL ASSISTANCE: 800.582.6959

Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund.

ONLINE ACCOUNT MANAGEMENT:
www.calamos.com

Manage your personal account of Calamos Funds online at www.calamos.com. On your account access page, you can view account history and download data.

YOUR FINANCIAL ADVISOR

We encourage you to talk to your financial advisor to determine how the Calamos Funds can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs.

A description of the Calamos Proxy Voting Policies and Procedures and the Funds' proxy voting record for the 12-month period ended June 30 are available free of charge upon request by calling 800.582.6959, by visiting the Calamos Web site at www.calamos.com, or by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Funds' proxy voting record is also available free of charge by visiting the SEC Web site at www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year as an exhibit to its reports on Form N-PORT. The Forms N-PORT are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC Web site at www.sec.gov.

The Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24-HOUR AUTOMATED SHAREHOLDER ASSISTANCE: 866.226.8016

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS: 800.582.6959

VISIT OUR WEB SITE: www.calamos.com

INVESTMENT ADVISER:
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

CUSTODIAN AND FUND ACCOUNTING AGENT:
State Street Bank and Trust Company
Boston, MA

TRANSFER AGENT:
Computershare
P.O. Box 43078
Providence RI 02940-3078
866.226.8016

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL:
Ropes & Gray LLP
Chicago, IL

Visit our Web site for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959
www.calamos.com

© 2024 Calamos Investments LLC. All Rights Reserved. Calamos® and Calamos Investments® are registered trademarks of Calamos Investments LLC.

CEFSAR 822293 043024

ITEM 1(b). Registrant has included in its Rule 30e-3(c) notice only the disclosures specified by Rule 30e-3(c)(1) and (2). Therefore, Registrant has not included a copy of the notice herewith.

ITEM 2. CODE OF ETHICS.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

ITEM 6. SCHEDULE OF INVESTMENTS

(a) Included in the Report to Shareholders in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item 7 is only required in an annual report on this Form N-CSR.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) The information required by this Item 8 is only required in an annual report on this Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

The information required by this Item 9 is only required in an annual report on this Form N-CSR.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund did not participate directly in securities lending activity. See Note [7] to the Financial Statements in Item 1.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics - Not applicable for semiannual reports.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

(b) Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Long/Short Equity & Dynamic Income Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 27, 2024

By:	/s/ Thomas E. Herman
Name:	Thomas E. Herman
Title:	Principal Financial Officer
Date:	June 27, 2024